UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number             811-21475

                             RBC Funds Trust

(Exact name of registrant as specified in charter)

100 South Fifth Street, Suite 2300

                                                 Minneapolis, MN 55402-1240

(Address of principal executive offices) (Zip code)

Lee Thoresen, Esq.

RBC Plaza

60 South Sixth Street

                                             Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 313-1341

Date of fiscal year end:  September 30

Date of reporting period:  March 31, 2013

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

	RBC Funds

About Your Semi Annual Report	This semi annual report includes detailed information about your Fund including financial statements, performance, and a complete list of its holdings.

The RBC Funds compare their performance against various Russell equity indices. Each of these indices is a widely recognized measure of return for the underlying category of securities. However, the indices are unmanaged, do not include fees, and cannot be invested in directly.

We hope the financial information presented will help you evaluate your investment in the RBC Funds. We also encourage you to read your Funds’ prospectus for further detail as to your Funds’ investment policies and risk profile. RBC Funds prospectuses and performance information subsequent to the date of this report are available on our website at www.rbcgam.us.

A description of the policies and procedures that your Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-422-2766; (ii) on the Fund’s website at www.rbcgam.us; and (iii) on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov.

Information regarding how your Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) on the Fund’s website at www.rbcgam.us; and (ii) on the Commission’s website at http://www.sec.gov.

A schedule of each Fund’s portfolio holdings will be filed with the Commission for the first and third quarters of each fiscal year on Form N-Q. This information is available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room is available by calling 1-202-551-8090.

	Equity Portfolio Managers	1
	Performance Summary	3
	RBC SMID Cap Growth Fund	8
	RBC Enterprise Fund	9
	RBC Small Cap Core Fund	10
	RBC Microcap Value Fund	11
	RBC Mid Cap Value Fund	12
	Schedules of Portfolio Investments	13
	Financial Statements
	- Statements of Assets and Liabilities	38
	- Statements of Operations	40
	- Statements of Changes in Net Assets	41
	Financial Highlights	46
	Notes to Financial Statements	56
	Share Class Information	68
	Supplemental Information	69

EQUITY PORTFOLIO MANAGERS

RBC Global Asset Management (U.S.) Inc. (“RBC GAM (US)”) serves as the investment advisor to the RBC Funds. RBC GAM (US) employs a team approach to the management of the RBC Equity Funds, with no individual team member being solely responsible for the investment decisions.

Lance F. James

Managing Director, Senior Portfolio Manager

Lance James is responsible for portfolio management of the RBC Small Cap Core Fund, RBC Enterprise Fund, and RBC Microcap Value Fund. He is also co-manager of RBC Mid Cap Value Fund. Prior to joining RBC GAM (US) in 2006, Lance was an equity analyst and portfolio manager for OFI Institutional and Babson Capital Management, affiliated companies of Mass Mutual Life Insurance Company. During his tenure he served as head of the firm’s small/mid cap value investment team. Prior to joining Babson Capital in 1986, Lance worked at Rockwell International Corporation, EBF Associates of Boston and Hewitt Associates. Lance began his career in the investment industry in 1980. He received an AB in Economics from Princeton University and an MBA in Finance from the Wharton School of Business at the University of Pennsylvania.

Lance F. James

George Prince

Vice President, Portfolio Manager, Senior Equity Analyst

George Prince serves as the co-portfolio manager for the RBC Enterprise Fund. George also provides research support for the RBC Small Cap Core Fund. He joined RBC GAM (US) in 2006 from Eagle Asset Management, where he was a senior equity analyst. Prior to his experience at Eagle Asset Management, George was an analyst at Babson Capital Management. George also has a great deal of entrepreneurial experience and founded SignStorey, a leader in place-based digital communications in retail stores and co-founded Cutting Edge Inc., a global CAD-CAM technology company. George has over 12 years of investment industry experience. He received a BA from Yale University.

George Prince

Kenneth A. Tyszko, CPA, CFA

Managing Director, Senior Portfolio Manager

Ken Tyszko is responsible for portfolio management of the RBC SMID Cap Growth Fund, and is responsible for Small Cap Growth and SMID Cap Growth research and portfolio management at RBC GAM (US). Ken has been in the investment industry since 1984 and has been managing small cap growth and SMID cap growth portfolios since 1988. He joined RBC GAM (US) in 2001. Ken previously served as a portfolio manager for Oberweis Asset Management, ABN AMRO Asset Management (USA) Inc., ABN AMRO Incorporated, and Sears Investment Management Company. His background also includes experience at Main Hurdman, an international accounting and consulting firm. Ken earned a BS in Accountancy from the University of Illinois. He is a CFA charterholder. Ken is a member of the Illinois CPA Society, the CFA Society of Chicago, and the CFA Institute. He has been a guest on Bloomberg Television, Bloomberg Radio, CNBC, and WebFN.

Kenneth A. Tyszko, CPA, CFA

1

EQUITY PORTFOLIO MANAGERS

Stephen E. Kylander

Stephen E. Kylander

Vice President, Senior Portfolio Manager

Steve Kylander is responsible for portfolio management of the RBC Mid Cap Value Fund. Prior to joining RBC GAM (US) in 2006, he was a portfolio manager and research analyst for Babson Capital Management. Steve’s previous experience also includes strategy consulting, mergers and acquisitions work and investment banking for L.E.K. Consulting, The Yarmouth Group, and First Boston Corporation. He began working in the investment industry in 1986. Steve earned a BA from Dartmouth College and an MBA from Harvard Business School.

2

PERFORMANCE SUMMARY

Average Annual Total Returns as of March 31, 2013 (Unaudited)

RBC SMID Cap Growth Fund (a)

	1 Year	3 Year	5 Year	10 Year	Since Inception(b)	Net Expense Ratio(1)(2)	Gross Expense Ratio(1)(2)
Class A
- Including Maximum Sales Charge of 5.75%	6.26%	14.80%	7.02%	8.70%	10.76%
- At Net Asset Value	12.73%	17.09%	8.30%	9.35%	11.05%	1.35%	1.60%

Class I	13.06%	17.39%	8.59%	9.64%	11.38%	1.10%	1.35%

Russell 2500 Growth Index*	13.69%	14.95%	9.02%	12.19%	9.99%

RBC Enterprise Fund (c)
	1 Year	3 Year	5 Year	10 Year	Since Inception(d)	Net Expense Ratio(1)(2)	Gross Expense Ratio(1)(2)
Class A (f)
- Including Maximum Sales Charge of 5.75%	15.97%	14.85%	7.25%	9.69%	10.57%
- At Net Asset Value	23.02%	17.14%	8.52%	10.34%	10.80%	1.33%	1.58%

Class I (f)	23.28%	17.39%	8.78%	10.61%	11.07%	0.99%	1.26%

Russell 2000 Index*	16.30%	13.45%	8.24%	11.52%	9.19%

Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance shown reflects contractual fee waivers, without such fee waivers total returns would be reduced. Performance information does not reflect the 2% fee on shares redeemed or exchanged within 30 days of purchase. If such redemption fee was included, performance would be reduced. For performance data current to the most recent month-end go to www.rbcgam.us. Please see footnotes beginning on page 5.

3

PERFORMANCE SUMMARY

RBC Small Cap Core Fund (g)
	1 Year	3 Year	5 Year	10 Year	Since Inception(h)	Net Expense Ratio(1)(2)	Gross Expense Ratio(1)(2)
Class A (l)
- Including Maximum Sales Charge of 5.75%	9.96%	13.81%	9.65%	11.27%	10.18%
- At Net Asset Value	16.69%	16.08%	10.95%	11.94%	10.48%	1.30%	1.77%
Class I (l)	16.98%	16.37%	11.24%	12.25%	10.77%	1.05%	1.52%

Russell 2000 Index*	16.30%	13.45%	8.24%	11.52%	9.69%

RBC Microcap Value Fund (i)

	1 Year	3 Year	5 Year	10 Year	Since Inception(j)	Net Expense Ratio(1)(2)	Gross Expense Ratio(1)(2)
Class A (e)
- Including Maximum Sales Charge of 5.75%	13.21%	12.08%	5.76%	10.90%	8.84%
- At Net Asset Value	20.11%	14.31%	7.02%	11.57%	9.10%	1.32%	1.60%
Class I (e)	20.44%	14.60%	7.31%	11.85%	9.37%	1.07%	1.35%

Russell 2000 Value Index*	18.09%	12.12%	7.29%	11.29%	10.04%

Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance shown reflects contractual fee waivers, without such fee waivers total returns would be reduced. Performance information does not reflect the 2% fee on shares redeemed or exchanged within 30 days of purchase. If such redemption fee was included, performance would be reduced. For performance data current to the most recent month-end go to www.rbcgam.us. Please see footnotes beginning on page 5.

4

PERFORMANCE SUMMARY

RBC Mid Cap Value Fund

	1 Year	3 Year	Since Inception(k)	Net Expense Ratio(1)(2)	Gross Expense Ratio(1)(2)
Class I
- At Net Asset Value	13.23%	13.54%	15.37%	0.90%	5.31%

Russell MidCap Value Index*	21.49%	14.96%	16.98%

Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance shown reflects contractual fee waivers, without such fee waivers total returns would be reduced. Performance information does not reflect the 2% fee on shares redeemed or exchanged within 30 days of purchase. If such redemption fee was included, performance would be reduced. For performance data current to the most recent month-end go to www.rbcgam.us. Please see footnotes below.

(1) The Funds’ expenses reflect the most recent fiscal year-end (September 30, 2012).

(2) The Advisor has contractually agreed to waive fees and/or make payments in order to keep total operating expenses of the Fund to the levels listed under net expense ratio until January 31, 2014.

*Each of the comparative indices is a widely recognized market value weighted measure of the return of securities, but do not include sales fees or operating expenses. You cannot invest directly in indices.

(a)	The performance in the table for the period from June 1, 1994 to April 19, 2004 reflects the performance of RBC Mid Cap Equity Fund, the predecessor to RBC SMID Cap Growth Fund. The performance of the Fund also includes the performance of a common trust fund (“CTF”) account advised by RBC GAM (US) (including its predecessor) and managed the same as the Fund in all material respects for the period from December 31, 1990 to June 1, 1994, as adjusted to reflect the full contractual rate of expenses associated with the Fund at its inception. The CTF account was not registered with the SEC under the 1940 Act and therefore was not subject to the investment restrictions imposed by law on registered mutual funds. If the CTF account had been registered, the CTF account’s performance may have been adversely affected. Fund performance reflects applicable fee waivers/expense reimbursements (which, if excluded, would cause performance to be lower).

(b)	The since inception date (commencement of operations) of the Fund is December 31, 1990.

(c)	The performance in the table for the period from December 2, 1983 to April 19, 2004 reflects the performance of Babson Enterprise Fund, the predecessor to RBC Enterprise Fund . Fund performance reflects applicable fee waivers/expense reimbursements (which, if excluded, would cause performance to be lower).

(d)	The since inception date (commencement of operations) of the Fund is December 2, 1983. The performance of the index since inception of the Fund is calculated from November 30, 1983.

(e)	Class I shares were previously designated Class S shares prior to November 27, 2012. The inception date of the Fund (Class S) is September 10, 1987. Performance shown for periods prior to the inception date of Class A (April 19, 2004) is based on the performance of Class S shares, adjusted to reflect the fees and expenses and any applicable sales charges of the applicable class.

(f)	Performance shown for periods prior to the inception date of Class A (April 19, 2004) and Class I (September 30, 2004) is based on the performance of a class of shares that is no longer offered, adjusted to reflect the fees and expenses and any applicable sales charges of the applicable class. The inception date of the Fund and the prior class of shares is December 2, 1983.

(g)	The performance in the table for the period from August 5, 1991 to April 19, 2004 reflects the performance of Babson Enterprise Fund II, the predecessor to RBC Small Cap Core Fund. Fund performance reflects applicable fee waivers/expense reimbursements (which, if excluded, would cause performance to be lower).

5

PERFORMANCE SUMMARY

(h)	The since inception date (commencement of operations) of the Fund is August 5, 1991. The performance of the index since inception of the Fund is calculated from July 31, 1991.

(i)	The performance in the table for the period from September 10, 1987 to April 19, 2004 reflects the performance of Shadow Stock Fund, the predecessor to RBC Microcap Value Fund. Fund performance reflects applicable fee waivers/expense reimbursements (which, if excluded, would cause performance to be lower).

(j)	The since inception date (commencement of operations) of the Fund is September 10, 1987. The performance of the index since inception of the Fund is calculated from August 31, 1987.

(k)	The since inception date (commencement of operations) of the Fund is December 31, 2009. The performance of the index since inception of the Fund is calculated from December 31, 2009.

(l)	Class I shares were previously designated Class S shares prior to November 27, 2012.

The inception date of the Fund (Class S) is August 5, 1991. Performance shown for periods prior to the inception date of Class A (April 19, 2004) is based on the performance of Class S shares, adjusted to reflect the fees and expenses and any applicable sales charges of the applicable class.

The Russell 2500 Growth Index is an unmanaged index that measures the performance of those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 2000 Value Index is an unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 2000 Index is an unmanaged index that measures the performance of approximately 2,000 of the smallest securities in the Russell 3000 Index based on a combination of their market cap and current index membership.

The Russell Midcap Value Index is an unmanaged, market-weighted total return index that tracks the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth rates.

The Russell Microcap Index is an unmanaged index that measures the performance of 1000 of the smallest securities in the Russell 2000 Index based on a combination of their market cap and current index membership.

6

This Page Intentionally Left Blank

7

	FUND STATISTICS (UNAUDITED)

	RBC SMID Cap Growth Fund
Investment Objective Benchmark	Long-term capital appreciation.
	Russell 2500 Growth Index

Asset Allocation (as of 3/31/13) (% of fund’s investments) & Top Five Industries (as of 3/31/13) (% of fund’s net assets)

Top Ten Holdings (as of 3/31/13) (% of fund’s net assets)	Tractor Supply Co.	3.09%	Roper Industries, Inc.	2.02%
	LKQ Corp.	2.47%	Oceaneering International, Inc.	1.94%
	AMETEK, Inc.	2.27%	Gulfport Energy Corp.	1.85%
	Airgas, Inc.	2.26%	MWI Veterinary Supply, Inc.	1.83%
	Pricesmart, Inc.	2.16%	Raymond James Financial, Inc.	1.81%
	*A listing of all portfolio holdings can be found beginning on page 13.

Growth of $10,000 Initial Investment Over 10 Years

	The graph reflects an initial investment of $10,000 over a 10 year period and is based on Class I shares. The performance of the Fund for the period from September 30, 2001 to April 19, 2004 reflects the performance of RBC Mid Cap Equity Fund, the predecessor to RBC SMID Cap Growth Fund. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

8

FUND STATISTICS (UNAUDITED)

RBC Enterprise Fund
Long-term growth of capital.				Investment Objective
Russell 2000 Index				Benchmark

				Asset Allocation (as of 3/31/13) (% of fund’s investments) & Top Five Industries (as of 3/31/13) (% of fund’s net assets)
Universal Electronics, Inc.	4.07%	Steinway Musical Instruments, Inc.	3.13%	Top Ten Holdings (as of 3/31/13) (% of fund’s net assets)
AZZ, Inc.	3.95%	Columbus McKinnon Corp.	3.08%
Interactive Intelligence Group, Inc.	3.59%	Universal Stainless & Alloy	2.92%
Gulfport Energy Corp.	3.57%	RG Barry Corp.	2.74%
Tyler Technologies, Inc.	3.56%	Compass Diversified Holdings	2.66%
*A listing of all portfolio holdings can be found beginning on page 16.

				Growth of $10,000 Initial Investment Over 10 Years

The graph reflects an initial investment of $10,000 over a 10 year period and is based on Class I shares. The performance of the Fund for the period from September 30, 2001 to April 19, 2004 reflects the performance of Babson Enterprise Fund, the predecessor to RBC Enterprise Fund. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

9

	FUND STATISTICS (UNAUDITED)

	RBC Small Cap Core Fund
Investment Objective	Long-term growth of capital and income.
Benchmark	Russell 2000 Index

Asset Allocation (as of 3/31/13) (% of fund’s investments) & Top Five Industries (as of 3/31/13) (% of fund’s net assets)
Top Ten Holdings (as of 3/31/13) (% of fund’s net assets)	AZZ, Inc.	3.09%	Acacia Research Corp.	2.09%
	Gulfport Energy Corp.	2.97%	BioScrip, Inc.	2.01%
	Tyler Technologies, Inc.	2.47%	Columbus McKinnon Corp.	1.96%
	Universal Electronics, Inc.	2.41%	Steinway Musical Instruments, Inc.	1.89%
	Universal Stainless & Alloy	2.24%
	Interactive Intelligence Group, Inc.	2.14%
	*A listing of all portfolio holdings can be found beginning on page 20.

Growth of $10,000 Initial Investment Over 10 Years

The graph reflects an initial investment of $ 10,000 over a 10 year period and is based on Class I shares. The performance of the Fund for the period from September 30, 2001 to April 19, 2004 reflects the performance of Babson Enterprise Fund II, the predecessor to RBC Small Cap Core Fund. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

10

FUND STATISTICS (UNAUDITED)

RBC Microcap Value Fund
Long-term growth of capital.				Investment Objective
Russell 2000 Value Index				Benchmark

				Asset Allocation (as of 3/31/13) (% of fund’s investments) & Top Five Industries (as of 3/31/13) (% of fund’s net assets)
Consumer Portfolio Services	1.00%	Carriage Services, Inc.	0.68%	Top Ten Holdings (as of 3/31/13) (% of fund’s net assets)
American Pacific Corp.	0.84%	PC Connection, Inc.	0.66%
Capital Senior Living Corp.	0.75%	First Financial Holdings, Inc.	0.64%
Saga Communications, Inc., Class A	0.68%	Cantel Medical Corp.	0.64%
On Assignment, Inc.	0.68%	BioScrip, Inc.	0.62%
*A listing of all portfolio holdings can be found beginning on page 23.

				Growth of $10,000 Initial Investment Over 10 Years

The graph reflects an initial investment of $10,000 over a 10 year period and is based on Class I shares. The performance of the Fund for the period from September 30, 2001 to April 19, 2004 reflects the performance of Shadow Stock Fund, the predecessor to RBC Microcap Value Fund. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

11

	FUND STATISTICS (UNAUDITED)

	RBC Mid Cap Value Fund
Investment Objective	Long-term capital appreciation.
Benchmark	Russell Midcap Value Index

Asset Allocation (as of 3/31/13) (% of fund’s investments) & Top Five Industries (as of 3/31/13) (% of fund’s net assets)
Top Ten Holdings (as of 3/31/13) (% of fund’s net assets)	Skyworks Solutions, Inc.	4.65%	Cameron International Corp.	2.43%
	Noble Corp.	3.39%	Crown Holdings, Inc.	2.42%
	ACCO Brands Corp.	3.14%	Acacia Research Corp.	2.40%
	KKR Financial Holdings LLC	3.04%	Owens-Illinois, Inc.	2.39%
	Reinsurance Group of America, Inc.	2.61%	Unum Group	2.30%
	*A listing of all portfolio holdings can be found beginning on page 34.

Growth of $10,000 Initial Investment Since Inception (12/30/09)

The graph reflects an initial investment of $10,000 over the period from December 30, 2009 to March 31, 2013 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

12

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC SMID Cap Growth Fund

March 31, 2013 (Unaudited)

Shares		Value
Common Stocks — 98.57%
Consumer Discretionary — 11.65%
10,500	Fossil, Inc.*	$1,014,300
14,400	Guess?, Inc.	357,552
78,720	LKQ Corp.*	1,712,947
21,200	Monro Muffler Brake, Inc.	841,852
6,400	Panera Bread Co., Class A*	1,057,536
20,600	Tractor Supply Co.	2,145,078
11,600	Under Armour, Inc.*	593,920
14,400	WMS Industries, Inc.*	363,024

		8,086,209

Consumer Staples — 5.00%
14,400	Church & Dwight Co., Inc.	930,672
19,300	Pricesmart, Inc.	1,502,119
21,100	United Natural Foods, Inc.*	1,038,120

		3,470,911

Energy — 7.82%
10,500	Dril-Quip, Inc.*	915,285
28,000	Gulfport Energy Corp.*	1,283,240
20,280	Oceaneering International, Inc.	1,346,795
12,700	Oil States International, Inc.*	1,035,939
18,600	Unit Corp.*	847,230

		5,428,489

Financials — 9.06%
6,100	Affiliated Managers Group, Inc.*	936,777
15,500	Eaton Vance Corp.	648,365
13,000	Federated Investors, Inc., Class B	307,710
16,800	First Cash Financial Services, Inc.*	980,112
23,700	HCC Insurance Holdings, Inc.	996,111
27,200	Raymond James Financial, Inc.	1,253,920
7,400	Signature Bank*	582,824
31,384	Tower Group International Ltd.	579,037

		6,284,856

Health Care — 20.41%
40,000	Bruker Corp.*	764,000
23,240	Catamaran Corp.*	1,232,417
18,500	Cepheid, Inc.*	709,845
8,800	Charles River Laboratories International, Inc.*	389,576
7,000	Edwards Lifesciences Corp.*	575,120
13,300	Henry Schein, Inc.*	1,230,915
10,600	IDEXX Laboratories, Inc.*	979,334
11,100	Integra LifeSciences Holdings Corp.*	433,011
5,700	Laboratory Corp of America Holdings*	514,140

13

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC SMID Cap Growth Fund (cont.)

March 31, 2013 (Unaudited)

Shares		Value
4,800	Mettler-Toledo International, Inc.*	$1,023,456
9,600	MWI Veterinary Supply, Inc.*	1,269,696
22,100	NuVasive, Inc.*	470,951
21,400	PAREXEL International Corp.*	845,514
8,000	Perrigo Co.	949,840
9,100	Varian Medical Systems, Inc.*	655,200
27,100	Volcano Corp.*	603,246
9,200	Waters Corp.*	863,972
10,100	West Pharmaceutical Services, Inc.	655,894

		14,166,127

Industrials — 21.60%
7,000	Alliant Techsystems, Inc.	507,010
36,300	AMETEK, Inc.	1,573,968
13,600	Clean Harbors, Inc.*	790,024
23,440	Donaldson Co., Inc.	848,294
10,880	Expeditors International of Washington, Inc.	388,525
5,700	Flowserve Corp.	955,947
8,440	Huron Consulting Group, Inc.*	340,301
12,000	Jacobs Engineering Group, Inc.*	674,880
11,200	Landstar System, Inc.	639,408
13,600	MSC Industrial Direct Co., Inc., Class A	1,166,608
13,200	Polypore International, Inc.*	530,376
6,300	Portfolio Recovery Associates, Inc.*	799,596
10,990	Roper Industries, Inc.	1,399,137
11,100	Stericycle, Inc.*	1,178,598
10,900	Teledyne Technologies, Inc.*	854,996
12,800	Towers Watson & Co., Class A	887,296
17,800	Waste Connections, Inc.	640,444
20,500	Woodward, Inc.	815,080

		14,990,488

Information Technology — 15.49%
11,220	ANSYS, Inc.*	913,532
19,410	Autodesk, Inc.*	800,468
20,400	Bottomline Technologies, Inc.*	581,604
10,640	Dolby Laboratories, Inc., Class A	357,078
7,800	F5 Networks, Inc.*	694,824
17,100	Global Payments, Inc.	849,186
15,600	Informatica Corp.*	537,732
18,150	Microchip Technology, Inc.	667,194
18,600	MICROS Systems, Inc.*	846,486
19,650	National Instruments Corp.	643,538
13,500	Open Text Corp.*	796,905
18,100	Plexus Corp.*	440,011
43,100	Riverbed Technology, Inc.*	642,621

14

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC SMID Cap Growth Fund (cont.)

March 31, 2013 (Unaudited)

Shares		Value
23,100	Synopsys, Inc.*	$828,828
11,000	Ultimate Software Group, Inc.*	1,145,760

		10,745,767

Materials — 7.54%
15,800	Airgas, Inc.	1,566,728
16,400	AptarGroup, Inc.	940,540
24,900	Balchem Corp.	1,094,106
10,900	Reliance Steel & Aluminum Co.	775,753
11,000	Sigma-Aldrich Corp.	854,480

		5,231,607

Total Common Stocks		68,404,454

(Cost $42,455,207)
Investment Company — 1.69%
1,173,892	JPMorgan Prime Money Market Fund	1,173,892

Total Investment Company		1,173,892

(Cost $1,173,892)

Total Investments		$69,578,346
(Cost $43,629,099)(a) — 100.26%

Liabilities in excess of other assets — (0.26)%		(178,075)

NET ASSETS — 100.00%		$69,400,271

*	Non-income producing security.
(a)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

See notes to financial statements.

15

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund

March 31, 2013 (Unaudited)

Shares		Value
Common Stocks — 98.44%
Consumer Discretionary — 22.30%
34,400	Books-A-Million, Inc.*	$97,696
62,400	Bridgepoint Education, Inc.*	638,352
114,438	Delta Apparel, Inc.*	1,884,794
599,918	Destination Xl Group, Inc.*	3,053,582
22,500	Gordmans Stores, Inc.*	263,475
65,600	Grand Canyon Education, Inc.*	1,665,584
72,200	Libbey, Inc.*	1,395,626
53,830	Mac-Gray Corp.	689,024
19,000	Red Robin Gourmet Burgers, Inc.*	866,400
252,900	RG Barry Corp.	3,386,331
168,000	Smith & Wesson Holding Corp.*	1,512,000
33,100	Sodastream International Ltd.*	1,643,084
161,233	Steinway Musical Instruments, Inc.*	3,872,817
216,700	Universal Electronics, Inc.*	5,038,275
220,400	Zagg, Inc.*	1,604,512

		27,611,552

Energy — 5.98%
27,708	Geospace Technologies Corp.*	2,990,247
96,400	Gulfport Energy Corp.*	4,418,012

		7,408,259

Financials — 11.09%
205,300	Asta Funding, Inc.	1,970,880
63,500	Boston Private Financial Holdings, Inc.	627,380
91,059	CoBiz Financial, Inc.	735,757
207,900	Compass Diversified Holdings	3,299,373
50,800	Firstcity Financial Corp.*	498,856
52,400	LaSalle Hotel Properties REIT	1,329,912
27,626	Mercantile Bank Corp.	461,630
74,489	MetroCorp Bancshares, Inc.*	751,594
51,500	National Interstate Corp.	1,543,970
71,174	Northrim BanCorp, Inc.	1,599,280
65,000	Washington Banking Co.	906,100

		13,724,732

Health Care — 6.80%
221,800	BioScrip, Inc.*	2,819,078
82,900	Exactech, Inc.*	1,715,201
58,700	Meridian Bioscience, Inc.	1,339,534
94,700	US Physical Therapy, Inc.	2,542,695

		8,416,508

Industrials — 21.10%
107,000	Acacia Research Corp.*	3,228,190
227,300	Air Transport Services Group, Inc.*	1,325,159
111,456	Allied Defense Group, Inc. (The)*(a)(b)	586,258

16

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund (cont.)

March 31, 2013 (Unaudited)

Shares		Value
101,500	AZZ, Inc.	$4,892,300
198,325	Columbus McKinnon Corp.*	3,817,756
59,900	Ducommun, Inc.*	1,185,421
81,600	Ennis, Inc.	1,229,712
82,300	Greenbrier Cos., Inc.*	1,869,033
171,200	Hudson Technologies, Inc.*	693,360
13,500	Hurco Cos, Inc.*	367,605
13,500	Marten Transport Ltd.	271,755
91,200	NN, Inc.*	862,752
20,325	Old Dominion Freight Line, Inc.*	776,415
50,900	Orion Marine Group, Inc.*	505,946
335,400	PGT, Inc.*	2,304,198
68,150	Sun Hydraulics Corp.	2,215,557

		26,131,417

Information Technology — 21.01%
48,082	Aspen Technology, Inc.*	1,552,568
97,200	Commtouch Software Ltd.*	282,852
136,774	Computer Task Group, Inc.	2,925,596
55,100	comScore, Inc.*	924,578
290,600	Glu Mobile, Inc.*	865,988
60,800	GSI Group, Inc.*	518,624
100,200	Interactive Intelligence Group, Inc.*	4,443,870
112,900	KEYW Holding Corp. (The)*	1,821,077
62,238	Lionbridge Technologies, Inc.*	240,861
159,300	NIC, Inc.	3,052,188
55,600	Rubicon Technology, Inc.*	366,960
47,400	STEC, Inc.*	209,508
119,051	Tessco Technologies, Inc.	2,576,264
72,000	Tyler Technologies, Inc.*	4,410,720
184,500	Xyratex Ltd.	1,826,550

		26,018,204

Materials — 8.39%
95,116	Intertape Polymer Group, Inc.	1,032,960
63,700	Koppers Holdings, Inc.	2,801,526
62,500	Landec Corp.*	904,375
264,900	OMNOVA Solutions, Inc.*	2,031,783
99,588	Universal Stainless & Alloy*	3,620,024

		10,390,668

Telecommunication Services — 0.50%
277,000	Towerstream Corp.*	617,710

Utilities — 1.27%
55,800	Unitil Corp.	1,569,654

Total Common Stocks		121,888,704

(Cost $76,827,252)

17

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund (cont.)

March 31, 2013 (Unaudited)

Shares		Value
Rights/Warrants — 0.00%
6,203	US Concrete, Inc. Warrants, Expire 8/31/17*(a)(b)(c)	$0
6,203	US Concrete, Inc. Warrants, Expire 8/31/17*(a)(b)(c)	0

Total Rights/Warrants		0

(Cost $0)

Exchange Traded Funds — 0.48%
18,800	SPDR S&P Regional Banking	597,840

Total Exchange Traded Funds		597,840

(Cost $373,522)
Investment Company — 1.07%
1,327,163	JPMorgan Prime Money Market Fund	1,327,163

Total Investment Company		1,327,163

(Cost $1,327,163)

Total Investments		$123,813,707
(Cost $78,527,937)(d) — 99.99%

Other assets in excess of liabilities — 0.01%		7,887

NET ASSETS — 100.00%		$123,821,594

18

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund (cont.)

March 31, 2013 (Unaudited)

*	Non-income producing security.
(a)	The Pricing Committee fair valued security under procedures established by the Fund’s Board of Trustees.
(b)	This security is restricted and illiquid as the security may not be offered or sold within the United States or to U.S. persons except to qualified purchasers who are also either qualified institutional buyers or “accredited investors” (as defined in Rule 501 (a) of Regulation D under the Securities Act of 1933).

The total investment in restricted and illiquid securities representing $586,258 or 0.47% of net assets was as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	3/31/13 Carrying Value Per Unit
111,456	Allied Defense Group, Inc. (The)	12/21/2007	$667,484	$5.26
6,203	U.S. Concrete, Inc., Warrants	09/09/2010	$ —	$ —
6,203	U.S. Concrete, Inc., Warrants	09/09/2010	$ —	$ —

(c)	Security delisted or issuer in bankruptcy.
(d)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

    See notes to financial statements.

19

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Core Fund

March 31, 2013 (Unaudited)

Shares		Value
Common Stocks — 95.00%
Consumer Discretionary — 20.18%
63,700	Ascena Retail Group, Inc.*	$1,181,635
373,400	Destination Xl Group, Inc.*	1,900,606
38,700	Drew Industries, Inc.	1,405,197
45,400	Grand Canyon Education, Inc.*	1,152,706
28,300	Helen of Troy Ltd.*	1,085,588
61,400	Libbey, Inc.*	1,186,862
23,500	Maidenform Brands, Inc.*	411,955
105,023	RG Barry Corp.	1,406,258
47,500	Sally Beauty Holdings, Inc.*	1,395,550
26,600	Sodastream International Ltd.*	1,320,424
79,177	Steinway Musical Instruments, Inc.*	1,901,832
28,975	Steven Madden Ltd.*	1,249,981
41,700	True Religion Apparel, Inc.	1,088,787
104,623	Universal Electronics, Inc.*	2,432,485
166,400	Zagg, Inc.*	1,211,392

		20,331,258

Consumer Staples — 0.28%
14,300	Nash Finch Co.	279,994

Energy — 6.68%
12,200	CARBO Ceramics, Inc.	1,111,054
15,400	Geospace Technologies Corp.*	1,661,968
65,200	Gulfport Energy Corp.*	2,988,116
24,400	World Fuel Services Corp.	969,168

		6,730,306

Financials — 10.98%
45,000	AMERISAFE, Inc.	1,599,300
46,327	Asta Funding, Inc.	444,739
15,300	Chemical Financial Corp.	403,614
21,700	Community Bank System, Inc.	642,971
117,900	Compass Diversified Holdings	1,871,073
119,600	KKR Financial Holdings LLC	1,323,972
43,600	LaSalle Hotel Properties REIT	1,106,568
35,300	ProAssurance Corp.	1,670,749
43,200	Safeguard Scientifics, Inc.*	682,560
71,580	Tower Group International Ltd.	1,320,642

		11,066,188

Health Care — 6.35%
159,000	BioScrip, Inc.*	2,020,890
50,800	Masimo Corp.	996,696
21,600	Meridian Bioscience, Inc.	492,912
38,800	US Physical Therapy, Inc.	1,041,780

20

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Core Fund (cont.)

March 31, 2013 (Unaudited)

Shares		Value
28,500	West Pharmaceutical Services, Inc.	$1,850,790

		6,403,068

Industrials — 22.94%
69,914	Acacia Research Corp.*	2,109,305
222,200	ACCO Brands Corp.*	1,484,296
54,329	Astronics Corp.*	1,620,091
18,700	Atlas Air Worldwide Holdings, Inc.*	762,212
64,622	AZZ, Inc.	3,114,780
9,600	Chart Industries, Inc.*	768,096
102,400	Columbus McKinnon Corp.*	1,971,200
30,200	Ducommun, Inc.*	597,658
39,700	EnerSys*	1,809,526
13,700	Gardner Denver, Inc.	1,029,007
60,900	Greenbrier Cos., Inc.*	1,383,039
47,500	Insteel Industries, Inc.	775,200
70,900	Interface, Inc.	1,362,698
17,450	Old Dominion Freight Line, Inc.*	666,590
17,600	Roadrunner Transportation Systems, Inc.*	404,800
47,900	Sun Hydraulics Corp.	1,557,229
16,700	Wabtec Corp.	1,705,237

		23,120,964

Information Technology — 19.35%
27,600	Aspen Technology, Inc.*	891,204
68,739	Computer Task Group, Inc.	1,470,327
48,600	Interactive Intelligence Group, Inc.*	2,155,410
38,600	InterDigital, Inc.	1,846,238
31,000	Liquidity Services, Inc.*	924,110
35,600	Measurement Specialties, Inc.*	1,415,812
75,600	NIC, Inc.	1,448,496
69,100	Sapient Corp.*	842,329
51,000	Skyworks Solutions, Inc.*	1,123,530
23,000	STEC, Inc.*	101,660
105,800	Take-Two Interactive Software, Inc.*	1,708,670
62,100	Tessco Technologies, Inc.	1,343,844
40,700	Tyler Technologies, Inc.*	2,493,282
13,700	VistaPrint NV*	529,642
121,384	Xyratex Ltd.	1,201,702

		19,496,256

Materials — 7.60%
30,900	Buckeye Technologies, Inc.	925,455
57,400	FutureFuel Corp.	697,410
10,500	Kaiser Aluminum, Corp.	678,825
38,200	Koppers Holdings, Inc.	1,680,036
185,400	OMNOVA Solutions, Inc.*	1,422,018

21

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Core Fund (cont.)

March 31, 2013 (Unaudited)

Shares		Value
62,091	Universal Stainless & Alloy*	$2,257,008

		7,660,752

Utilities — 0.64%
13,200	UNS Energy Corp.	646,008

Total Common Stocks		95,734,794

(Cost $69,778,108)
Exchange Traded Funds — 1.46%
15,600	iShares Russell 2000 Index Fund	1,470,456

Total Exchange Traded Funds		1,470,456

(Cost $1,314,518)
Investment Company — 3.57%
3,599,027	JPMorgan Prime Money Market Fund	3,599,027

Total Investment Company		3,599,027

(Cost $3,599,027)

Total Investments		$100,804,277
(Cost $74,691,653)(a) — 100.03%

Liabilities in excess of other assets — (0.03)%		(28,881)

NET ASSETS — 100.00%		$100,775,396

*	Non-income producing security.
(a)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

    See notes to financial statements.

22

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund

March 31, 2013 (Unaudited)

Shares		Value
Common Stocks — 98.17%
Consumer Discretionary — 20.77%
17,500	ALCO Stores, Inc.*	$131,075
3,725	Ambassadors International, Inc.*	19
18,000	Ambow Education Holding Ltd. ADR*(a)	17,100
15,000	American Greetings Corp., Class A	241,500
13,500	America’s Car-Mart, Inc.*	630,990
15,000	Arctic Cat, Inc.*	655,500
19,000	Asbury Automotive Group, Inc.*	697,110
800	Biglari Holdings, Inc.*	298,552
54,000	Bluegreen Corp.*	531,360
10,000	Blyth, Inc.	173,600
46,000	Books-A-Million, Inc.*	130,640
15,127	Bowl America, Inc., Class A	195,441
14,000	Brown Shoe Co., Inc.	224,000
47,500	Build-A-Bear Workshop, Inc.*	256,025
44,000	Carriage Services, Inc.	935,000
12,000	Core-Mark Holding Co., Inc.	615,720
26,000	CSS Industries, Inc.	675,220
34,000	Delta Apparel, Inc.*	559,980
82	Digital Generation, Inc.*	527
15,000	E.W. Scripps Co. (The), Class A*	180,450
23,000	Entercom Communications Corp., Class A*	171,120
26,000	Flexsteel Industries, Inc.	643,240
36,000	Fred’s, Inc., Class A	492,480
58,000	Hastings Entertainment, Inc.	127,600
10,000	Haverty Furniture Cos., Inc.	205,600
15,000	Helen of Troy Ltd.*	575,400
32,000	hhgregg, Inc.*	353,600
31,000	Hooker Furniture Corp.	494,140
52,800	Isle of Capri Casinos, Inc.*	332,112
26,800	JAKKS Pacific, Inc.	281,132
24,000	Johnson Outdoors, Inc., Class A*	572,160
82,000	Journal Communications, Inc., Class A*	551,040
36,000	Kid Brands, Inc.*	55,800
50,310	Lakeland Industries, Inc.*	179,607
95,270	Lazare Kaplan International, Inc.*	150,526
37,000	La-Z-Boy, Inc.	698,190
31,000	Lifetime Brands, Inc.	353,710
18,000	Lithia Motors, Inc., Class A	854,640
46,000	Luby’s, Inc.*	344,080
33,000	Mac-Gray Corp.	422,400
45,000	Marcus Corp.	562,050
19,000	MarineMax, Inc.*	258,210
7,500	McRae Industries, Inc., Class A	176,100
26,000	Media General, Inc., Class A*	154,440
21,300	Mestek, Inc.	266,250
20,000	Modine Manufacturing Co.*	182,000

23

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2013 (Unaudited)

Shares		Value
19,400	Movado Group, Inc.	$650,288
4,000	NACCO Industries, Inc., Class A	213,440
10,300	Nobility Homes, Inc.*	55,929
24,000	OfficeMax, Inc.	278,640
41,000	Orleans Homebuilders, Inc.*(a)(b)(c)	0
18,350	Perry Ellis International, Inc.	333,787
135,000	Point.360*	98,550
90,600	Radio One, Inc., Class D*	153,114
56,000	Red Lion Hotels Corp.*	398,160
22,550	REX American Resources Corp.*	498,806
40,000	Rocky Brands, Inc.*	544,400
69,000	Ruby Tuesday, Inc.*	508,530
20,300	Saga Communications, Inc., Class A	939,078
45,150	Salem Communications Corp., Class A	358,039
45,000	Shiloh Industries, Inc.	484,650
26,000	Stage Stores, Inc.	672,880
27,000	Standard Motor Products, Inc.	748,440
33,000	Stein Mart, Inc.	276,540
25,000	Steinway Musical Instruments, Inc.*	600,500
80,000	Stewart Enterprises, Inc., Class A	743,200
17,000	Strattec Security Corp.	483,310
30,000	Superior Industries International, Inc.	560,400
33,000	Systemax, Inc.	326,700
75,000	Trans World Entertainment Corp.	290,250
38,000	Tuesday Morning Corp.*	294,880
37,000	Unifi, Inc.*	706,700
30,000	Universal Travel Group*	6,300
54,000	VOXX International Corp.*	578,340
1,397	Walking Co. Holdings, Inc. (The)	13,062
12,400	Weyco Group, Inc.	303,924

		28,728,273

Consumer Staples — 3.69%
12,600	Andersons, Inc. (The)	674,352
61,000	Central Garden and Pet Co.*	525,820
36,000	Chiquita Brands International, Inc.*	279,360
30,000	Ingles Markets, Inc., Class A	644,400
10,000	Nash Finch Co.	195,800
12,000	Oil-Dri Corp. of America	326,760
63,000	Omega Protein Corp.*	677,250
32,000	Prestige Brands Holdings, Inc.*	822,080
45,000	Roundy’s, Inc.	295,650
73,000	Royal Hawaiian Orchards LP*	279,590

24

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2013 (Unaudited)

Shares		Value
22,000	Spartan Stores, Inc.	$386,100

		5,107,162

Energy — 2.99%
22,600	Basic Energy Services, Inc.*	308,942
42,700	Callon Petroleum Co.*	157,990
17,000	Calumet Specialty Products Partners LP	633,250
31,000	Constellation Energy Partners LLC*	53,320
9,000	Global Partners LP	322,650
27,000	Harvest Natural Resources, Inc.*	94,770
34,000	Knightsbridge Tankers Ltd.	278,800
19,000	Natural Gas Services Group, Inc.*	365,940
30,000	Newpark Resources, Inc.*	278,400
11,000	Niska Gas Storage Partners LLC	141,680
30,000	North American Energy Partners, Inc.*	136,200
14,600	PHI, Inc.*	445,884
13,000	PHI, Inc., Non voting*	444,730
8,000	Rose Rock Midstream LP	317,200
25,000	Teekay Tankers, Ltd., Class A	71,250
110,300	Trico Marine Services, Inc.*(a)(b)	0
21,000	Tsakos Energy Navigation Ltd.	91,350

		4,142,356

Financials — 22.84%
40,000	Affirmative Insurance Holdings, Inc.*	13,200
9,000	Agree Realty Corp. REIT	270,900
28,000	American Equity Investment Life Holding Co.	416,920
75,000	American Independence Corp.*	525,750
31,900	American Safety Insurance Holdings Ltd.*	796,224
34,190	Ameris Bancorp*	490,627
19,000	Apollo Commercial Real Estate Finance, Inc. REIT	334,210
6,000	Arlington Asset Investment Corp., Class A	154,860
68,000	Asta Funding, Inc.	652,800
20,000	Baldwin & Lyons, Inc., Class B	475,800
14,000	Banco Latinoamericano de Comercio Exterior SA	346,360
57,600	Bancorp, Inc.*	797,760
8,228	Banner Corp.	261,897
100,000	Beverly Hills Bancorp, Inc.*	620
34,000	California First National Bancorp	587,860
21,000	Camco Financial Corp.*	73,290
4,611	Capital Bank Financial Corp., Class A*	79,125
38,000	Capitol Bancorp Ltd.*	3,230
48,150	Citizens, Inc.*	403,979
118,000	Consumer Portfolio Services*	1,381,780
18,856	Cowen Group, Inc., Class A*	53,174
35,777	Donegal Group, Inc., Class A	546,315
8,444	Donegal Group, Inc., Class B	192,945
3,000	Duff & Phelps Corp., Class A	46,530

25

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2013 (Unaudited)

Shares		Value
58,040	Dynex Capital, Inc. REIT	$619,867
27,000	EMC Insurance Group, Inc.	710,910
22,500	Federal Agricultural Mortgage Corp., Class C	692,775
70,000	Federated National Holding Co.	532,700
34,300	First Defiance Financial Corp.	799,876
11,000	First Financial Corp.	346,390
42,400	First Financial Holdings, Inc.	888,704
48,000	First Merchants Corp.	742,560
47,200	First Pactrust Bancorp, Inc.	538,080
38,000	First Place Financial Corp.*	133
42,000	First State Bancorporation*	46
25,000	Firstcity Financial Corp.*	245,500
660	Flagstar Bancorp, Inc.*	9,194
2,250	FRMO Corp.*	6,413
43,000	Guaranty Bancorp*	90,300
38,000	HF Financial Corp.	520,980
6,059	Hudson Valley Holding Corp.	90,340
39,600	Independence Holding Co.	403,128
9,000	Infinity Property & Casualty Corp.	505,800
31,000	Intervest Bancshares Corp., Class A*	182,280
8,300	Investors Title Co.	573,281
24,000	Jefferson Bancshares, Inc.*	121,920
24,000	JMP Group, Inc.	165,840
17,000	Kansas City Life Insurance Co.	665,210
34,000	Marlin Business Services Corp.	788,460
68,950	Meadowbrook Insurance Group, Inc.	486,097
91,000	MicroFinancial, Inc.	767,130
15,000	Monmouth Real Estate Investment Corp. REIT, Class A	167,250
52,100	MutualFirst Financial, Inc.	740,862
5,300	National Security Group, Inc.	43,725
4,000	National Western Life Insurance Co., Class A	704,000
11,400	Navigators Group, Inc.*	669,750
44,000	Nicholas Financial, Inc.	646,800
13,000	One Liberty Properties, Inc. REIT	282,360
13,000	Onebeacon Insurance Group, Ltd., Class A	175,760
6,000	Oppenheimer Holdings, Inc., Class A	116,820
34,000	Oriental Financial Group, Inc.	527,340
18,000	Pacific Mercantile Bancorp*	105,300
2,468	Park Sterling Corp.*	13,919
29,000	Peoples Bancorp, Inc.	649,310
6,000	Piper Jaffray Cos.*	205,800
37,900	PMC Commercial Trust REIT	286,903
19,000	Provident Financial Holdings, Inc.	323,190
27,000	Provident New York Bancorp	244,890
20,000	Ramco-Gershenson Properties Trust REIT	336,000
51,674	Reis, Inc.*	803,014
23,000	Resource Capital Corp. REIT	152,030
11,000	Safety Insurance Group, Inc.	540,650

26

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2013 (Unaudited)

Shares		Value
109,000	Signature Group Holdings, Inc.*	$62,130
14,000	Simmons First National Corp., Class A	354,480
38,300	Southwest Bancorp, Inc.*	481,048
25,000	Sterling Bancorp NY	254,000
12,000	Stewart Information Services Corp.	305,640
35,600	Sun Bancorp, Inc.*	121,396
46,500	SWS Group, Inc.*	281,325
54,000	TierOne Corp.*(a)(b)(c)	0
52,000	Unico American Corp.	730,600
99,716	United Community Financial Corp.*	386,898
19,000	United Western Bancorp, Inc.*	1,520
29,000	Winthrop Realty Trust REIT	364,820
4,600	Ziegler Cos., Inc. (The)*	115,000

		31,594,600

Health Care — 6.28%
34,000	Albany Molecular Research, Inc.*	357,340
11,000	American Shared Hospital Services*	21,670
40,000	AngioDynamics, Inc.*	457,200
16,000	Assisted Living Concepts, Inc., Class A	190,240
68,000	BioScrip, Inc.*	864,280
22,000	Cambrex Corp.*	281,380
29,500	Cantel Medical Corp.	886,770
39,000	Capital Senior Living Corp.*	1,030,770
22,000	CONMED Corp.	749,320
46,000	Cross Country Healthcare, Inc.*	244,260
40,000	CryoLife, Inc.	240,400
45,000	Five Star Quality Care, Inc.*	301,050
24,970	Hanger, Inc.*	787,304
20,000	Invacare Corp.	261,000
7,100	Kewaunee Scientific Corp.	90,951
10,362	Kindred Healthcare, Inc.*	109,112
30,000	Lannett Co., Inc.*	303,300
15,000	MedCath Corp.*(a)(b)(c)	20,550
58,000	PharMerica Corp.*	812,000
40,000	Symmetry Medical, Inc.*	458,000
13,000	Triple-S Management Corp., Class B*	226,460

		8,693,357

Industrials — 21.51%
45,839	Aceto Corp.	507,438
24,000	Aegean Marine Petroleum Network, Inc.	161,040
3,000	Aegion Corp.*	69,450
17,000	Alamo Group, Inc.	650,250
95,000	Allied Motion Technologies, Inc.	655,500
8,000	Altra Holdings, Inc.	217,760
8,000	Ampco-Pittsburgh Corp.	151,280
10,000	AMREP Corp.*	118,500

27

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2013 (Unaudited)

Shares		Value
22,000	Baltic Trading Ltd.	$89,980
17,000	CAI International, Inc.*	489,940
8,800	Cascade Corp.	571,824
30,000	CBIZ, Inc.*	191,400
31,000	Celadon Group, Inc.	646,660
93,525	Cenveo, Inc.*	201,079
2,800	Chicago Rivet & Machine Co.	71,568
13,400	CIRCOR International, Inc.	569,500
12,000	Comfort Systems USA, Inc.	169,080
36,178	Compx International, Inc.	458,375
16,000	Consolidated Graphics, Inc.*	625,600
50,000	Dolan Co. (The)*	119,500
24,000	Ducommun, Inc.*	474,960
19,000	Dycom Industries, Inc.*	374,110
10,750	Eagle Bulk Shipping Inc*	37,840
14,700	Eastern Co. (The)	257,838
9,880	Ecology and Environment, Inc., Class A	133,380
18,000	Encore Wire Corp.	630,360
35,000	Ennis, Inc.	527,450
10,000	EnPro Industries, Inc.*	511,700
24,000	Espey Manufacturing & Electronics Corp.	624,000
56,000	Excel Maritime Carriers Ltd.*	64,960
30,000	Federal Signal Corp.*	244,200
16,000	FLY Leasing Ltd. ADR	258,880
69,000	Frozen Food Express Industries*	95,220
17,000	G&K Services, Inc., Class A	773,670
15,000	Genco Shipping & Trading Ltd.*	43,200
25,000	GenCorp, Inc.*	332,500
38,000	Gibraltar Industries, Inc.*	693,500
10,300	GP Strategies Corp.*	245,758
16,000	Greenbrier Cos., Inc.*	363,360
35,000	Griffon Corp.	417,200
25,750	Hardinge, Inc.	350,973
22,000	Hill International, Inc.*	65,780
23,350	International Shipholding Corp.	424,970
26,000	Jinpan International Ltd.	136,760
6,000	Kadant, Inc.*	150,000
12,000	Key Technology, Inc.*	151,680
33,000	Kforce, Inc.	540,210
40,000	Kimball International, Inc., Class B	362,400
9,408	Kratos Defense & Security Solutions, Inc.*	47,322
64,000	LECG Corp.*	480
38,000	LS Starrett Co. (The), Class A	419,900
51,750	LSI Industries, Inc.	361,215
44,000	Lydall, Inc.*	675,400
22,875	Marten Transport Ltd.	460,474
50,000	Meritor, Inc.*	236,500
72,000	Mesa Air Group, Inc.*(a)(b)(c)	0

28

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2013 (Unaudited)

Shares		Value
38,117	Met-Pro Corp.	$393,749
84,294	MFC Industrial Ltd.	763,704
34,000	Miller Industries, Inc.	545,700
34,000	NN, Inc.*	321,640
18,800	Northwest Pipe Co.*	526,024
37,000	On Assignment, Inc.*	936,470
20,000	Orion Marine Group, Inc.*	198,800
53,600	PAM Transportation Services, Inc.	567,624
5,200	Paragon Shipping, Inc., Class A*	28,288
40,160	Patrick Industries, Inc.*	632,922
16,000	Pike Electric Corp.	227,680
29,000	RCM Technologies, Inc.	175,740
24,500	Rush Enterprises, Inc., Class A*	590,940
45,000	Safe Bulkers, Inc.	223,200
13,000	Schawk, Inc.	142,870
10,000	SeaCube Container Leasing Ltd.	229,600
13,800	SL Industries, Inc.	250,194
11,000	Standex International Corp.	607,420
41,000	Superior Uniform Group, Inc.	489,950
58,115	Supreme Industries, Inc., Class A*	269,653
5,269	SYKES Enterprises, Inc.*	84,093
26,000	Tredegar Corp.	765,440
3,000	Trex Co., Inc.*	147,540
15,000	Universal Forest Products, Inc.	597,150
16,000	USA Truck, Inc.*	78,560
13,000	Viad Corp.	359,580
38,000	Vitran Corp., Inc.*	232,560
43,200	Volt Information Sciences, Inc.*	360,720
75,000	Willdan Group, Inc.*	159,750
41,000	Willis Lease Finance Corp.*	619,920

		29,751,355

Information Technology — 10.54%
67,300	Acorn Energy, Inc.	494,655
31,000	Anaren, Inc.*	601,090
12,000	Black Box Corp.	261,720
32,000	Blucora, Inc.*	495,360
70,000	CIBER, Inc.*	329,000
50,000	Comarco, Inc.*	10,250
21,000	Communications Systems, Inc.	206,850
33,000	CTS Corp.	344,520
30,000	Digi International, Inc.*	267,900
49,598	Dynamics Research Corp.*	295,604
30,000	Edgewater Technology, Inc.*	117,300
35,000	Electro Rent Corp.	648,900
33,000	Electro Scientific Industries, Inc.	364,650
17,400	ePlus, Inc.	804,054
9,000	Fabrinet*	131,490

29

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2013 (Unaudited)

Shares		Value
21,332	GSI Group, Inc.*	$181,962
39,000	Insight Enterprises, Inc.*	804,180
63,375	Integrated Silicon Solution, Inc.*	581,149
15,000	JinkoSolar Holding Co. Ltd. ADR*	69,600
13,000	Kemet Corp.*	81,250
25,000	Keynote Systems, Inc.	349,000
21,000	Magal Security Systems Ltd.*	87,360
20,000	Measurement Specialties, Inc.*	795,400
56,000	Methode Electronics, Inc.	721,280
39,000	Newport Corp.*	659,880
29,000	Oplink Communications, Inc.*	475,600
83,000	Optical Cable Corp.	346,110
56,000	PC Connection, Inc.	915,600
67,000	Perceptron, Inc.	483,740
120,000	Performance Technologies, Inc.*	99,600
37,930	Photronics, Inc.*	253,372
47,000	Richardson Electronics Ltd.	557,420
9,000	Rosetta Stone, Inc.*	138,420
29,000	Rudolph Technologies, Inc.*	341,620
70,000	Sigmatron International, Inc.*	287,700
13,000	STR Holdings, Inc.*	28,210
29,500	Tessco Technologies, Inc.	638,380
8,000	Vishay Precision Group, Inc.*	117,520
4,285	WebMediaBrands, Inc.*	7,027
100,000	WPCS International, Inc.*	40,000
15,000	XO Group, Inc.*	150,000

		14,584,723

Materials — 5.40%
50,200	American Pacific Corp.*	1,160,122
37,000	Blue Earth Refineries, Inc.*(a)(b)	0
20,000	China Green Agriculture, Inc.*	64,000
18,000	Friedman Industries, Inc.	179,460
5,000	Hawkins, Inc.	199,750
18,000	Innospec, Inc.	797,040
11,000	Materion Corp.	313,500
25,000	Myers Industries, Inc.	349,000
8,000	Neenah Paper, Inc.	246,080
10,400	North American Palladium Ltd.*	14,872
21,000	Olympic Steel, Inc.	501,900
38,000	Penford Corp.*	416,860
14,252	PolyOne Corp.	347,879
6,000	Quaker Chemical Corp.	354,120
21,000	Schulman (A), Inc.	662,760
11,000	Stepan Co.	694,100
75,000	Thompson Creek Metals Co., Inc.*	225,000
16,000	Universal Stainless & Alloy*	581,600
3,200	Vulcan International Corp.	96,960

30

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2013 (Unaudited)

Shares		Value
25,000	Wausau Paper Corp.	$269,500

		7,474,503

Telecommunication Services — 0.53%
30,000	Premiere Global Services, Inc.*	329,700
30,000	USA Mobility, Inc.	398,100

		727,800

Utilities — 3.62%
9,000	American States Water Co.	518,130
6,108	California Water Service Group	121,549
10,000	CH Energy Group, Inc.	653,900
14,990	Chesapeake Utilities Corp.	735,259
21,500	Connecticut Water Service, Inc.	628,445
18,000	Delta Natural Gas Co., Inc.	393,480
18,600	Empire District Electric Co. (The)	416,640
28,400	Middlesex Water Co.	554,368
17,800	SJW Corp.	471,700
18,476	Unitil Corp.	519,730

		5,013,201

Total Common Stocks		135,817,330

(Cost $125,340,974)
Preferred Stock — 0.54%
3,122	Alere, Inc.	748,437

Total Preferred Stock		748,437

(Cost $504,723)
Exchange Traded Funds — 0.25%
2,700	iShares Russell Microcap Index Fund	158,382
13,400	PowerShares Zacks Micro Cap Portfolio	182,776

Total Exchange Traded Funds		341,158

(Cost $210,668)
Rights/Warrants — 0.00%
32,000	Southern Community Financial Corp. Rights*(a)(b)	0
99,716	United Community Financial Corp. Rights*(a)(b)	0
3,585	US Concrete, Inc. Warrants, Expire 8/31/17*(a)(b)(c)	0
3,585	US Concrete, Inc. Warrants, Expire 8/31/17*(a)(b)(c)	0

Total Rights/Warrants		0

(Cost $0)

31

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2013 (Unaudited)

Principal Amount		Value
Corporate Bonds — 0.00%
$1,947	Trenwick America Corp.*(a)(b)(c)	$0
1,625	Trenwick America Corp.*(a)(b)(c)	0

Total Corporate Bonds		0

(Cost $0)

Shares
Investment Company — 1.15%
1,594,520	JPMorgan Prime Money Market Fund	1,594,520

Total Investment Company		1,594,520

(Cost $1,594,520)

Total Investments		$138,501,445
(Cost $127,650,885)(d) — 100.11%

Liabilities in excess of other assets — (0.11)%		(151,249)

NET ASSETS — 100.00%		$138,350,196

32

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2013 (Unaudited)

*	Non-income producing security.
(a)	The Pricing Committee fair valued security under procedures established by the Fund’s Board of Trustees.
(b)	This security is restricted and illiquid as the security may not be offered or sold within the United States or to U.S. persons except to qualified purchasers who are also either qualified institutional buyers or “accredited investors” (as defined in Rule 501 (a) of Regulation D under the Securities Act of 1933).
The total investment in restricted and illiquid securities representing $20,550 or 0.01% of net assets was as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	3/31/13 Carrying Value Per Unit
37,000	Blue Earth Refineries, Inc.	11/24/2003	$—	$ —
15,000	MedCath Corp.	05/23/2008	$306,542	$ 1.37
72,000	Mesa Air Group, Inc.	11/01/2006	$635,933	$ —
41,000	Orleans Homebuilders, Inc.	12/12/2006	$685,227	$ —
32,000	Southern Community Financial Corp. Rights	10/02/2012	$—	$ —
54,000	Tier One Corp.	02/18/2004	$1,223,407	$ —
110,300	Trico Marine Services, Inc.	02/03/2009	$518,857	$ —
99,716	United Community Financial Corp. Rights	03/22/2013	$—	$ —
3,585	U.S. Concrete, Inc., Warrants	09/09/2010	$—	$ —
3,585	U.S. Concrete, Inc., Warrants	09/09/2010	$—	$ —

Acquisition Principal Amount
$1,947	Trenwick America Corp.	05/18/2006	$—	$ —
$1,625	Trenwick America Corp.	05/18/2006	$—	$ —

(c)	Security delisted or issuer in bankruptcy.
(d)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

See notes to financial statements.

33

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Mid Cap Value Fund

March 31, 2013 (Unaudited)

Shares		Value
Common Stocks — 96.40%
Consumer Discretionary — 9.67%
1,220	ANN INC.*	$35,404
360	Ascena Retail Group, Inc.*	6,678
240	Brunswick Corp.	8,213
590	Dana Holding Corp.	10,520
1,050	Jarden Corp.*	44,994
790	Mattel, Inc.	34,594
1,560	Newell Rubbermaid, Inc.	40,716
1,111	Tenneco, Inc.*	43,673
540	TRW Automotive Holdings Corp.*	29,700

		254,492

Consumer Staples — 1.16%
205	Energizer Holdings, Inc.	20,445
240	Harris Teeter Supermarkets, Inc.	10,250

		30,695

Energy — 13.30%
980	Cameron International Corp.*	63,896
790	Dresser-Rand Group, Inc.*	48,711
1,300	Gulfport Energy Corp.*	59,579
1,440	Key Energy Services, Inc.*	11,635
1,600	McDermott International, Inc.*	17,584
2,340	Noble Corp.	89,271
960	QEP Resources, Inc.	30,566
570	Tidewater, Inc.	28,785

		350,027

Financials — 19.44%
790	American Financial Group, Inc.	37,430
2,480	Fifth Third Bancorp	40,449
740	First Republic Bank	28,579
2,280	Hartford Financial Services Group, Inc.	58,824
1,010	HCC Insurance Holdings, Inc.	42,450
3,970	Huntington Bancshares, Inc.	29,338
7,220	KKR Financial Holdings LLC	79,925
450	LaSalle Hotel Properties REIT	11,421
630	People’s United Financial, Inc.	8,467
1,150	Reinsurance Group of America, Inc.	68,622
2,474	Tower Group International Ltd.	45,643
2,140	Unum Group	60,455

		511,603

Health Care — 7.18%
1,020	AmerisourceBergen Corp.	52,479
460	Centene Corp.*	20,258
1,220	Mylan, Inc.*	35,307

34

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Mid Cap Value Fund (cont.)

March 31, 2013 (Unaudited)

Shares		Value
200	Teleflex, Inc.	$16,902
670	Universal Health Services, Inc., Class B	42,793
1,580	Warner Chilcott Plc	21,409

		189,148

Industrials — 18.67%
2,090	Acacia Research Corp.*	63,055
12,370	ACCO Brands Corp.*	82,632
520	Fluor Corp.	34,492
1,190	KBR, Inc.	38,175
430	Kirby Corp.*	33,024
305	Old Dominion Freight Line, Inc.*	11,651
210	Owens Corning*	8,280
70	Regal-Beloit Corp.	5,709
670	Republic Services, Inc.	22,110
1,300	Spirit Airlines, Inc.*	32,968
390	SPX Corp.	30,794
610	Triumph Group, Inc.	47,885
960	United Rentals, Inc.*	52,771
1,160	Werner Enterprises, Inc.	28,002

		491,548

Information Technology — 9.70%
780	Arrow Electronics, Inc.*	31,684
670	Avnet, Inc.*	24,254
2,470	Fairchild Semiconductor International, Inc.*	34,926
1,150	Jabil Circuit, Inc.	21,252
5,560	Skyworks Solutions, Inc.*	122,487
1,210	Web.Com Group, Inc.*	20,667

		255,270

Materials — 13.25%
700	Allegheny Technologies, Inc.	22,197
440	Ashland, Inc.	32,692
350	Buckeye Technologies, Inc.	10,484
490	Carpenter Technology Corp.	24,152
400	Coeur d’Alene Mines Corp.*	7,544
1,530	Crown Holdings, Inc.*	63,663
554	Cytec Industries, Inc.	41,040
1,040	International Paper Co.	48,443
2,360	Owens-Illinois, Inc.*	62,894
130	Reliance Steel & Aluminum Co.	9,252
680	Schweitzer-Mauduit International, Inc.	26,336

		348,697

Utilities — 4.03%
940	Calpine Corp.*	19,364
280	Cleco Corp.	13,168
970	CMS Energy Corp.	27,102

35

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Mid Cap Value Fund (cont.)

March 31, 2013 (Unaudited)

Shares		Value
590	Edison International	$29,689
420	NorthWestern Corp.	16,741

		106,064

Total Common Stocks		2,537,544

(Cost $2,203,175)
Investment Company — 5.78%
152,009	JPMorgan Prime Money Market Fund	152,009

Total Investment Company		152,009

(Cost $152,009)

Total Investments		$2,689,553
(Cost $2,355,184)(a) — 102.18%

Liabilities in excess of other assets — (2.18)%		(57,380)

NET ASSETS — 100.00%		$2,632,173

*	Non-income producing security.
(a)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

See notes to financial statements.

36

This Page Intentionally Left Blank

37

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

March 31, 2013 (Unaudited)

	RBC SMID Cap Growth Fund	RBC Enterprise Fund	RBC Small Cap Core Fund	RBC Microcap Value Fund	RBC Mid Cap Value Fund
Assets:
Investments, at value (cost $43,629,099, $78,527,937, $74,691,653, $127,650,885 and $2,355,184, respectively)	$69,578,346	$123,813,707	$100,804,277	$138,501,445	$2,689,553
Interest and dividends receivable	10,197	67,093	55,565	161,160	1,849
Receivable from advisor	—	—	—	—	6,466
Receivable for capital shares issued	1,159	24,980	137,516	44,615	—
Receivable for investments sold	—	—	—	—	9,451
Prepaid expenses	26,053	56,254	38,438	40,790	7,155

Total Assets	69,615,755	123,962,034	101,035,796	138,748,010	2,714,474

Liabilities:
Payable for capital shares redeemed	102,514	10,015	75,767	197,938	—
Payable for investments purchased	—	—	79,524	—	56,724
Accrued expenses and other payables:
Investment advisory fees	30,353	77,197	47,390	78,245	—
Administration fees	4,373	7,736	6,287	8,744	162
Audit fees	18,710	18,710	18,710	18,710	18,991
Trustees’ fees	35	—	—	11	—
Distribution fees	12,729	1,932	4,821	7,839	—
Shareholder reports	—	—	—	—	2,681
Transfer agent fees	46,770	24,850	27,901	86,327	969
Other	—	—	—	—	2,774

Total Liabilities	215,484	140,440	260,400	397,814	82,301

Net Assets	$69,400,271	$123,821,594	$100,775,396	$138,350,196	$2,632,173

Net Assets Consist Of:
Capital	$43,181,205	$80,680,092	$73,388,764	$140,095,784	$2,270,764
Undistributed net investment income (loss)	(418,930)	197,095	(24,985)	784,204	(3,303)
Accumulated net realized gains (losses) from investment transactions and foreign currency	688,749	(2,341,363)	1,298,993	(13,380,352)	30,343
Net unrealized appreciation (depreciation) on investments and foreign currency	25,949,247	45,285,770	26,112,624	10,850,560	334,369

Net Assets	$69,400,271	$123,821,594	$100,775,396	$138,350,196	$2,632,173

Net Assets:
Class A	$34,680,788	$2,208,645	$6,021,771	$5,893,266	N/A
Class I	34,719,483	121,612,949	94,753,625	132,456,930	2,632,173

Total	$69,400,271	$123,821,594	$100,775,396	$138,350,196	$2,632,173

38

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

	RBC SMID Cap Growth Fund	RBC Enterprise Fund	RBC Small Cap Core Fund	RBC Microcap Value Fund	RBC Mid Cap Value Fund
Shares Outstanding (Unlimited number of shares authorized, no par value):
Class A	2,412,958	96,758	224,948	269,117	N/A
Class I	2,281,647	5,221,305	3,441,069	6,048,419	231,391

Total	4,694,605	5,318,063	3,666,017	6,317,536	231,391

Net Asset Values and Redemption Prices per Share:
Class A(a)	$14.37	$22.83	$26.77	$21.90	N/A

Class I	$15.22	$23.29	$27.54	$21.90	$11.38

Maximum Offering Price Per Share:
Class A	$15.25	$24.22	$28.40	$23.24	$11.38

Maximum Sales Charge - Class A	5.75%	5.75%	5.75%	5.75%	N/A

(a)	For Class A shares, redemption price per share will be reduced by 1.00% for sales of shares within 12 months of purchase (only applicable on purchases of $1 million or more on which no initial sales charge was paid). Such reduction is not reflected in the net asset value and the redemption price per share.

See notes to financial statements.

39

FINANCIAL STATEMENTS

Statements of Operations

For the Six Months Ended March 31, 2013 (Unaudited)

	RBC SMID Cap Growth Fund	RBC Enterprise Fund	RBC Small Cap Core Fund	RBC Microcap Value Fund	RBC Mid Cap Value Fund
Investment Income:
Dividend income	$287,950	$1,350,491	$862,214	$1,968,372	$18,744
Foreign tax withholding	—	(1,245)	—	(16,898)	—

Total Investment Income	287,950	1,349,246	862,214	1,951,474	18,744

Expenses:
Investment advisory fees	225,101	517,067	331,906	582,766	8,036
Distribution fees - Class A	38,350	2,220	6,195	6,286	—
Distribution fees - Class C	68	730	205	982	—
Accounting fees	14,075	15,257	14,366	15,705	12,524
Administration fees	24,118	41,842	28,492	48,564	861
Audit fees	16,891	16,891	16,891	16,891	16,830
Custodian fees	1,423	1,326	2,068	2,573	5,347
Insurance fees	3,565	3,565	3,565	3,565	3,565
Legal fees	1,970	2,019	1,052	2,411	41
Registration and filing fees	43,525	42,894	36,283	37,485	4,351
Shareholder reports	4,234	7,641	4,673	11,848	46
Transfer agent fees	89,436	68,472	45,215	129,072	1,847
Trustees’ fees	837	1,361	728	1,624	28
Other fees	4,901	4,966	4,581	11,502	3,462

Total expenses before fee waiver/reimbursement	468,494	726,251	496,220	871,274	56,938
Expenses waived/reimbursed by:
Advisor	(76,346)	(120,771)	(134,979)	(171,066)	(46,607)

Net Expenses	392,148	605,480	361,241	700,208	10,331

Net Investment Income (Loss)	(104,198)	743,766	500,973	1,251,266	8,413

Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains from investment transactions	1,075,573	1,828,699	1,905,152	4,094,124	89,562
Net change in unrealized appreciation/depreciation on investments and foreign currency	6,266,150	16,127,766	11,550,996	14,883,145	268,471

Net realized/unrealized gains from investments	7,341,723	17,956,465	13,456,148	18,977,269	358,033

Change in net assets resulting from operations	$7,237,525	$18,700,231	$13,957,121	$20,228,535	$366,446

See notes to the financial statements.

40

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC SMID Cap Growth Fund
	For the Six Months Ended March 31, 2013	For the Year Ended September 30, 2012
	(Unaudited)
From Investment Activities:
Operations:
Net investment loss	$(104,198)	$(407,829)
Net realized gains from investment transactions	1,075,573	7,443,324
Net change in unrealized appreciation/depreciation on investments	6,266,150	9,027,154

Change in net assets resulting from operations	7,237,525	16,062,649

Distributions to Class A Shareholders:
From net realized gains	(3,485,068)	—

Distributions to Class I Shareholders:
From net realized gains	(3,769,090)	—

Change in net assets resulting from shareholder distributions	(7,254,158)	—

Capital Transactions:
Proceeds from shares issued	5,131,746	4,716,505
Distributions reinvested	7,233,483	—
Cost of shares redeemed	(7,412,481)	(15,009,736)

Change in net assets resulting from capital transactions	4,952,748	(10,293,231)

Net increase in net assets	4,936,115	5,769,418

Net Assets:
Beginning of period	64,464,156	58,694,738

End of period	$69,400,271	$64,464,156

Distributions in excess of net investment income	$(418,930)	$(314,732)

Share Transactions:
Issued	360,002	345,260
Reinvested	537,266	—
Redeemed	(502,400)	(1,052,116)

Change in shares resulting from capital transactions	394,868	(706,856)

See notes to financial statements.

41

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (cont.)

	RBC Enterprise Fund
	For the Six Months Ended March 31, 2013	For the Year Ended September 30, 2012
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$743,766	$116,265
Net realized gains from investment transactions	1,828,699	7,128,315
Net change in unrealized appreciation/depreciation on investments	16,127,766	24,580,055

Change in net assets resulting from operations	18,700,231	31,824,635

Distributions to Class A Shareholders:
From net investment income	(2,313)	—

Distributions to Class I Shareholders:
From net investment income	(334,648)	—

Change in net assets resulting from shareholder distributions	(336,961)	—

Capital Transactions:
Proceeds from shares issued	104,971,286	748,576
Distributions reinvested	310,707	—
Cost of shares redeemed	(109,709,438)	(15,873,250)

Change in net assets resulting from capital transactions	(4,427,445)	(15,124,674)

Net increase in net assets	13,935,825	16,699,961

Net Assets:
Beginning of period	109,885,769	93,185,808

End of period	$123,821,594	$109,885,769

Distributions in excess of net investment income/ Undistributed net investment income	$197,095	$(209,710)

Share Transactions:
Issued	5,438,632	41,447
Reinvested	15,225	—
Redeemed	(5,674,724)	(918,447)

Change in shares resulting from capital transactions	(220,867)	(877,000)

See notes to financial statements.

42

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (cont.)

	RBC Small Cap Core Fund
	For the Six Months Ended March 31, 2013	For the Year Ended September 30, 2012
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$500,973	$(12,429)
Net realized gains from investment transactions	1,905,152	4,286,467
Net change in unrealized appreciation/depreciation on investments	11,550,996	9,352,938

Change in net assets resulting from operations	13,957,121	13,626,976

Distributions to Class A Shareholders:
From net investment income	(15,421)	—
From net realized gains	(306,539)	(114,102)

Distributions to Class I Shareholders:
From net investment income	(355,306)	—
From net realized gains	(4,545,667)	—

Distributions to Class C Shareholders:
From net realized gains	—	(2,165)

Distributions to Class S Shareholders:
From net realized gains	—	(3,133,890)

Change in net assets resulting from shareholder distributions	(5,222,933)	(3,250,157)

Capital Transactions:
Proceeds from shares issued	87,384,234	11,022,145
Distributions reinvested	5,099,116	3,156,261
Cost of shares redeemed	(57,837,097)	(11,259,350)

Change in net assets resulting from capital transactions	34,646,253	2,919,056

Net increase in net assets	43,380,441	13,295,875

Net Assets:
Beginning of period	57,394,955	44,099,080

End of period	$100,775,396	$57,394,955

Distributions in excess of net investment income	$(24,985)	$(155,231)

Share Transactions:
Issued	3,490,356	463,429
Reinvested	208,833	138,809
Redeemed	(2,323,630)	(465,461)

Change in shares resulting from capital transactions	1,375,559	136,777

See notes to financial statements.

43

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (cont.)

	RBC Microcap Value Fund
	For the Six Months Ended March 31, 2013	For the Year Ended September 30, 2012
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$1,251,266	$915,992
Net realized gains from investment transactions and foreign currency	4,094,124	2,806,671
Net change in unrealized appreciation/depreciation on investments	14,883,145	30,680,322

Change in net assets resulting from operations	20,228,535	34,402,985

Distributions to Class A Shareholders:
From net investment income	(34,892)	(11,983)

Distributions to Class I Shareholders:
From net investment income	(1,115,171)	—

Distributions to Class S Shareholders:
From net investment income	—	(747,686)

Change in net assets resulting from shareholder distributions	(1,150,063)	(759,669)

Capital Transactions:
Proceeds from shares issued	123,519,696	11,171,807
Distributions reinvested	1,084,994	730,943
Cost of shares redeemed	(136,692,366)	(24,642,615)

Change in net assets resulting from capital transactions	(12,087,676)	(12,739,865)

Net increase in net assets	6,990,796	20,903,451

Net Assets:
Beginning of period	131,359,400	110,455,949

End of period	$138,350,196	$131,359,400

Undistributed net investment income	$784,204	$683,001

Share Transactions:
Issued	6,669,535	630,909
Reinvested	56,070	44,897
Redeemed	(7,350,779)	(1,445,726)

Change in shares resulting from capital transactions	(625,174)	(769,920)

See notes to financial statements.

44

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (cont.)

	RBC Mid Cap Value Fund
	For the Six Months Ended March 31, 2013	For the Year Ended September 30, 2012
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$8,413	$18,268
Net realized gains from investment transactions	89,562	102,423
Net change in unrealized appreciation/depreciation on investments	268,471	404,813

Change in net assets resulting from operations	366,446	525,504

Distributions to Class I Shareholders:
From net investment income	(33,293)	(16,837)
From net realized gains	(99,652)	(310,191)

Change in net assets resulting from shareholder distributions	(132,945)	(327,028)

Capital Transactions:
Proceeds from shares issued	125,075	75
Distributions reinvested	132,945	327,014
Cost of shares redeemed	(43,947)	(66)

Change in net assets resulting from capital transactions	214,073	327,023

Net increase in net assets	447,574	525,499

Net Assets
Beginning of period	2,184,599	1,659,100

End of period	$2,632,173	$2,184,599

Distributions in excess of net investment income/ Undistributed net investment income	$(3,303)	$21,577

Share Transactions:
Issued	11,281	7
Reinvested	12,983	35,238
Redeemed	(4,201)	(7)

Change in shares resulting from capital transactions	20,063	35,238

See notes to financial statements.

45

FINANCIAL HIGHLIGHTS

RBC SMID Cap Growth Fund	(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities					Distributions
	Net Asset Value, Beginning of Period	Net Investment Loss	Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees		Total from Investment Activities	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended March 31, 2013 (Unaudited)	$14.61	(0.03)(a)	1.56	(b	)	1.53	(1.77)	(1.77)	$14.37
Year Ended September 30, 2012	11.41	(0.10)(a)	3.30	(b	)	3.20	—	—	14.61
Year Ended September 30, 2011	10.94	(0.10)(a)	0.57	(b	)	0.47	—	—	11.41
Year Ended September 30, 2010	8.89	(0.08)(a)	2.13	(b	)	2.05	—	—	10.94
Year Ended September 30, 2009	10.18	(0.04)(a)	(1.17)	(b	)	(1.21)	(0.08)	(0.08)	8.89
Year Ended September 30, 2008	13.90	(0.09)(a)	(2.52)	(b	)	(2.61)	(1.11)	(1.11)	10.18
Class I
Six Months Ended March 31, 2013 (Unaudited)	$15.34	(0.01)(a)	1.66	(b	)	1.65	(1.77)	(1.77)	$15.22
Year Ended September 30, 2012	11.95	(0.07)(a)	3.46	(b	)	3.39	—	—	15.34
Year Ended September 30, 2011	11.43	(0.07)(a)	0.59	(b	)	0.52	—	—	11.95
Year Ended September 30, 2010	9.27	(0.06)(a)	2.22	(b	)	2.16	—	—	11.43
Year Ended September 30, 2009	10.58	(0.02)(a)	(1.21)	(b	)	(1.23)	(0.08)	(0.08)	9.27
Year Ended September 30, 2008	14.36	(0.06)(a)	(2.61)	(b	)	(2.67)	(1.11)	(1.11)	10.58

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Less than $0.01 or $(0.01) per share.

See notes to financial statements.

46

FINANCIAL HIGHLIGHTS

RBC SMID Cap Growth Fund (cont.)	(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return*(a)	Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Loss to Average Net Assets	Ratio of Expenses to Average Net Assets**	Portfolio Turnover Rate***
Class A
Six Months Ended March 31, 2013 (Unaudited)	11.64%(b)	$34,681	1.35%(c)	(0.46%)(c)	1.59%(c)	5%
Year Ended September 30, 2012	28.16%	29,755	1.35%	(0.77%)	1.60%	10%
Year Ended September 30, 2011	4.21%	23,593	1.35%	(0.75%)	1.61%	13%
Year Ended September 30, 2010	23.06%	21,940	1.35%	(0.81%)	1.79%	89%
Year Ended September 30, 2009	(11.61%)	19,421	1.35%	(0.47%)	1.88%	62%
Year Ended September 30, 2008	(20.14%)	25,483	1.32%	(0.74%)	1.68%	46%
Class I
Six Months Ended March 31, 2013 (Unaudited)	11.88%(b)	$34,719	1.10%(c)	(0.19%)(c)	1.34%(c)	5%
Year Ended September 30, 2012	28.37%	32,825	1.10%	(0.52%)	1.35%	10%
Year Ended September 30, 2011	4.55%	33,835	1.10%	(0.49%)	1.35%	13%
Year Ended September 30, 2010	23.30%	41,121	1.10%	(0.57%)	1.54%	89%
Year Ended September 30, 2009	(11.36%)	40,098	1.10%	(0.21%)	1.38%	62%
Year Ended September 30, 2008	(19.95%)	60,998	1.07%	(0.48%)	1.19%	46%

*	Excludes sales charge.
**	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
***	Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a)	Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.
(b)	Not Annualized.
(c)	Annualized.

See notes to financial statements.

47

FINANCIAL HIGHLIGHTS

RBC Enterprise Fund		(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities				Distributions
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended March 31, 2013 (Unaudited)	$19.45	0.10(a)	3.30	(b)	3.40	(0.02)	—	(0.02)	$22.83
Year Ended September 30, 2012	14.27	(0.02)(a)	5.20	(b)	5.18	—	—	—	19.45
Year Ended September 30, 2011	14.43	(0.07)(a)	(0.09)	(b)	(0.16)	—	—	—	14.27
Year Ended September 30, 2010	13.37	(0.05)(a)	1.11	(b)	1.06	—	—	—	14.43
Year Ended September 30, 2009	16.95	(0.02)(a)	(1.98)	(b)	(2.00)	—	(1.58)	(1.58)	13.37
Year Ended September 30, 2008	25.86	(0.08)(a)	(5.31)	(b)	(5.39)	(0.02)	(3.50)	(3.52)	16.95
Class I
Six Months Ended March 31, 2013 (Unaudited)	$19.85	0.13(a)	3.37	(b)	3.50	(0.06)	—	(0.06)	$23.29
Year Ended September 30, 2012	14.53	0.12(a)	5.20	(b)	5.32	—	—	—	19.85
Year Ended September 30, 2011	14.67	(0.04)(a)	(0.10)	(b)	(0.14)	—	—	—	14.53
Year Ended September 30, 2010	13.57	(0.01)(a)	1.11	(b)	1.10	—	—	—	14.67
Year Ended September 30, 2009	17.13	0.01(a)	(1.99)	(b)	(1.98)	—	(1.58)	(1.58)	13.57
Year Ended September 30, 2008	26.10	(0.04)(a)	(5.34)	(b)	(5.38)	(0.09)	(3.50)	(3.59)	17.13

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Less than $0.01 or $(0.01) per share.

See notes to financial statements.

48

FINANCIAL HIGHLIGHTS

RBC Enterprise Fund (cont.)	(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return*(a)	Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets**	Portfolio Turnover Rate***
Class A
Six Months Ended March 31, 2013 (Unaudited)	17.52%(b)	$2,209	1.33%(c)	1.02%(c)	1.54%(c)	6%
Year Ended September 30, 2012	36.30%	1,387	1.33%	(0.12%)	1.58%	13%
Year Ended September 30, 2011	(1.11%)	1,320	1.33%	(0.44%)	1.57%	27%
Year Ended September 30, 2010	7.93%	2,426	1.33%	(0.35%)	1.76%	22%
Year Ended September 30, 2009	(8.83%)	3,320	1.33%	(0.15%)	2.01%	20%
Year Ended September 30, 2008	(23.07%)	6,398	1.33%	(0.43%)	1.80%	23%
Class I
Six Months Ended March 31, 2013 (Unaudited)	17.69%(b)	$121,613	1.08%(c)	1.25%(c)	1.29%(c)	6%
Year Ended September 30, 2012	36.61%	27	0.99%	0.67%	1.26%	13%
Year Ended September 30, 2011	(0.96%)	3,378	1.08%	(0.25%)	1.29%	27%
Year Ended September 30, 2010	8.11%	25,999	1.08%	(0.10%)	1.51%	22%
Year Ended September 30, 2009	(8.60%)	25,543	1.08%	0.06%	1.50%	20%
Year Ended September 30, 2008	(22.82%)	29,388	1.08%	(0.19%)	1.31%	23%

*	Excludes sales charge.
**	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
***	Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a)	Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.
(b)	Not Annualized.
(c)	Annualized.

See notes to financial statements.

49

FINANCIAL HIGHLIGHTS

RBC Small Cap Core Fund	(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities				Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended March 31, 2013 (Unaudited)	$24.45	0.16(a)	3.82	(b)	3.98	(0.08)	(1.58)	(1.66)	$26.77
Year Ended September 30, 2012	20.02	(0.06)(a)	5.89	(b)	5.83	—	(1.40)	(1.40)	24.45
Year Ended September 30, 2011	19.99	(0.09)(a)	0.12	(b)	0.03	—	—	—	20.02
Year Ended September 30, 2010	17.04	(0.09)(a)	3.04	(b)	2.95	—	—	—	19.99
Year Ended September 30, 2009	21.27	(0.03)(a)	(2.17)	(b)	(2.20)	—	(2.03)	(2.03)	17.04
Year Ended September 30, 2008	31.72	(0.17)(a)	(4.79)	(b)	(4.96)	—	(5.49)	(5.49)	21.27
Class I(c)
Six Months Ended March 31, 2013 (Unaudited)	$25.11	0.17(a)	3.96	(b)	4.13	(0.12)	(1.58)	(1.70)	$27.54
Year Ended September 30, 2012	20.49	—(a)(b)	6.02	(b)	6.02	—	(1.40)	(1.40)	25.11
Year Ended September 30, 2011	20.41	(0.02)(a)	0.10	(b)	0.08	—	—	—	20.49
Year Ended September 30, 2010	17.35	(0.04)(a)	3.10	(b)	3.06	—	—	—	20.41
Year Ended September 30, 2009	21.55	0.01(a)	(2.18)	(b)	(2.17)	—	(2.03)	(2.03)	17.35
Year Ended September 30, 2008	31.94	(0.11)(a)	(4.75)	(b)	(4.86)	(0.04)	(5.49)	(5.53)	21.55

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Less than $0.01 or $(0.01) per share.
(c)	Effective November 27, 2012, Class S shares were redesignated as Class I shares. Information shown prior to that date is for Class S.

See notes to financial statements.

50

FINANCIAL HIGHLIGHTS

RBC Small Cap Core Fund (cont.)		(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return*(a)	Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets**	Portfolio Turnover Rate***
Class A
Six Months Ended March 31, 2013 (Unaudited)	17.12%(b)	$6,022	1.19%††(c)	1.26%(c)	1.56%(c)	14%
Year Ended September 30, 2012	29.76%	4,117	1.30%	(0.27%)	1.77%	35%
Year Ended September 30, 2011	0.20%	1,420	1.30%	(0.37%)	1.80%	40%
Year Ended September 30, 2010	17.31%	519	1.47%†	(0.48%)	2.28%	31%
Year Ended September 30, 2009	(7.07%)	656	1.55%	(0.20%)	2.65%	47%
Year Ended September 30, 2008	(17.15%)	1,046	1.54%	(0.71%)	2.27%	47%
Class I(d)
Six Months Ended March 31, 2013 (Unaudited)	17.30%(b)	$94,754	0.93%††(c)	1.32%(c)	1.29%(c)	14%
Year Ended September 30, 2012	30.08%	53,147	1.05%	(0.01%)	1.52%	35%
Year Ended September 30, 2011	0.39%	42,647	1.05%	(0.09%)	1.54%	40%
Year Ended September 30, 2010	17.64%	43,441	1.22%†	(0.21%)	2.04%	31%
Year Ended September 30, 2009	(6.81%)	40,205	1.30%	0.04%	2.16%	47%
Year Ended September 30, 2008	(16.68%)	45,905	1.29%	(0.46%)	1.76%	47%

*	Excludes sales charge.
**	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
***	Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
†	Beginning May 26, 2010, the net operating expenses were contractually limited to 1.30% and 1.05% of average daily net assets for Class A and Class I (formerly Class S) respectively. The ratio of net expenses to average net assets represents a blended percentage for the year ended September 30, 2010.
††	Beginning November 27, 2012, the net operating expenses were contractually limited to 1.15% and 0.90% of average daily net assets for Class A and Class I respectively. The ratio of net expenses to average net assets represents a blended percentage for the six months ended March 31, 2013.
(a)	Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.
(b)	Not Annualized.
(c)	Annualized.
(d)	Effective November 27, 2012, Class S shares were redesignated as Class I shares. Information shown prior to that date is for Class S.

See notes to financial statements.

51

FINANCIAL HIGHLIGHTS

RBC Microcap Value Fund		(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities				Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended March 31, 2013 (Unaudited)	$18.91	0.16(a)	2.97	(b)	3.13	(0.14)	—	(0.14)	$21.90
Year Ended September 30, 2012	14.30	0.09(a)	4.57	(b)	4.66	(0.05)	—	(0.05)	18.91
Year Ended September 30, 2011	14.59	0.05(a)	(0.32)	(b)	(0.27)	(0.02)	—	(0.02)	14.30
Year Ended September 30, 2010	13.15	0.02(a)	1.44	(b)	1.46	(0.02)	—	(0.02)	14.59
Year Ended September 30, 2009	16.38	0.05(a)	(2.30)	(b)	(2.25)	(0.03)	(0.95)	(0.98)	13.15
Year Ended September 30, 2008	22.34	0.05(a)	(4.49)	(b)	(4.44)	(0.02)	(1.50)	(1.52)	16.38
Class I(c)
Six Months Ended March 31, 2013 (Unaudited)	$18.93	0.19(a)	2.96	(b)	3.15	(0.18)	—	(0.18)	$21.90
Year Ended September 30, 2012	14.33	0.13(a)	4.58	(b)	4.71	(0.11)	—	(0.11)	18.93
Year Ended September 30, 2011	14.62	0.08(a)	(0.30)	(b)	(0.22)	(0.07)	—	(0.07)	14.33
Year Ended September 30, 2010	13.19	0.05(a)	1.44	(b)	1.49	(0.06)	—	(0.06)	14.62
Year Ended September 30, 2009	16.47	0.08(a)	(2.32)	(b)	(2.24)	(0.09)	(0.95)	(1.04)	13.19
Year Ended September 30, 2008	22.47	0.10(a)	(4.52)	(b)	(4.42)	(0.08)	(1.50)	(1.58)	16.47

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Less than $0.01 or $(0.01) per share.
(c)	Effective November 27, 2012, Class S shares were redesignated as Class I shares. Information shown prior to that date is for Class S.

See notes to financial statements.

52

FINANCIAL HIGHLIGHTS

RBC Microcap Value Fund (cont.)		(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return*(a)	Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets**	Portfolio Turnover Rate***
Class A
Six Months Ended March 31, 2013 (Unaudited)	16.62%(b)	$5,893	1.32%(c)	1.63%(c)	1.58%(c)	4%
Year Ended September 30, 2012	32.62%	4,289	1.32%	0.51%	1.60%	5%
Year Ended September 30, 2011	(1.85%)	3,852	1.32%	0.28%	1.60%	2%
Year Ended September 30, 2010	11.12%	6,968	1.32%	0.12%	1.64%	9%
Year Ended September 30, 2009	(11.74%)	8,358	1.32%	0.50%	1.87%	17%
Year Ended September 30, 2008	(20.74%)	19,641	1.31%	0.29%	1.74%	18%
Class I(d)
Six Months Ended March 31, 2013 (Unaudited)	16.75%(b)	$132,457	1.07%(c)	1.95%(c)	1.33%(c)	4%
Year Ended September 30, 2012	32.97%	126,432	1.07%	0.76%	1.35%	5%
Year Ended September 30, 2011	(1.59%)	105,991	1.07%	0.51%	1.35%	2%
Year Ended September 30, 2010	11.33%	145,979	1.07%	0.37%	1.39%	9%
Year Ended September 30, 2009	(11.47%)	162,465	1.07%	0.76%	1.37%	17%
Year Ended September 30, 2008	(20.53%)	261,041	1.07%	0.56%	1.26%	18%

*	Excludes sales charge.
**	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
***	Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a)	Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.
(b)	Not Annualized.
(c)	Annualized.
(d)	Effective November 27, 2012, Class S shares were redesignated as Class I shares. Information shown prior to that date is for Class S.

See notes to financial statements.

53

FINANCIAL HIGHLIGHTS

RBC Mid Cap Value Fund		(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities				Distributions
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class I
Six Months Ended March 31, 2013 (Unaudited)	$10.34	0.04(a)	1.64	—	1.68	(0.16)	(0.48)	(0.64)	$11.38
Year Ended September 30, 2012	9.42	0.09(a)	2.69	—	2.78	(0.10)	(1.76)	(1.86)	10.34
Year Ended September 30, 2011	10.80	0.13(a)	(0.52)	—	(0.39)	(0.47)	(0.52)	(0.99)	9.42
Period Ended September 30, 2010(b)	10.00	0.02(a)	0.78	—	0.80	—	—	—	10.80

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	For the period from December 31, 2009 (commencement of operations) to September 30, 2010.

See notes to financial statements.

54

FINANCIAL HIGHLIGHTS

RBC Mid Cap Value Fund (cont.)		(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return*(a)	Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets**	Portfolio Turnover Rate
Class I
Six Months Ended March 31, 2013 (Unaudited)	16.96%(b)	$2,632	0.90%(c)	0.73%(c)	4.96%(c)	58%
Year Ended September 30, 2012	31.73%	2,185	0.90%	0.89%	5.31%	160%
Year Ended September 30, 2011	(5.35%)	1,659	0.90%	1.12%	5.59%	174%
Period Ended September 30, 2010(d)	8.00%(b)	1,753	0.90%(c)	0.26%(c)	12.64%(c)	161%

*	Excludes sales charge.
**	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
(a)	Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.
(b)	Not Annualized.
(c)	Annualized.
(d)	For the period from December 31, 2009 (commencement of operations) to September 30, 2010.

See notes to financial statements.

55

NOTES TO FINANCIAL STATEMENTS

March 31, 2013 (Unaudited)

1. Organization

RBC Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on December 16, 2003 and currently consists of 14 portfolios. Predecessor funds to the Trust were reorganized as portfolios of the Trust effective April 16, 2004. This report includes the following five investment portfolios (“Funds”):

- RBC SMID Cap Growth Fund (“SMID Cap Growth Fund”)

- RBC Enterprise Fund (“Enterprise Fund”)

- RBC Small Cap Core Fund (“Small Cap Core Fund”)

- RBC Microcap Value Fund (“Microcap Value Fund”)

- RBC Mid Cap Value Fund (“Mid Cap Value Fund”)

The SMID Cap Growth, Enterprise, Small Cap Core & Microcap Value Funds offer two share classes: Class A and Class I shares. On November 27, 2012, Class C shares were converted to Class A shares for the SMID Cap Growth Fund, Enterprise Fund, Small Cap Core Fund and the Microcap Value Fund and Class S shares were converted to Class I shares for SMID Cap Growth Fund and Enterprise Fund. For the Small Cap Core Fund and Microcap Value Fund which did not previously have Class I shares, the Class S shares were redesignated as Class I shares. The Mid Cap Value Fund offers Class I shares. Class A shares are offered with a 5.75% maximum front-end sales charge and a 1.00% contingent deferred sales charge (“CDSC”) for redemption within 12 months of a $1 million or greater purchase on which no front-end sales charge was paid. Class I shares (intended for investors meeting certain investment minimum thresholds) are not subject to either a front-end sales charge or a CDSC.

RBC Global Asset Management (U.S.) Inc. (“RBC GAM (US)” or “Advisor” or “Co-Administrator”) acts as the investment advisor for the Funds. The officers of the Trust (“Fund Management”) are also employees of RBC GAM (US) or its affiliates or of BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) (“Co-Administrator”).

2. Significant Accounting Policies

Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America (“US GAAP”). Fund Management follows these policies when preparing financial statements. Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The financial statements are as of the close of regular trading on the New York Stock Exchange.

Security Valuation:

Equity securities are generally valued on the basis of prices furnished by pricing services approved by the Trust’s Board of Trustees (the “Board”). Equity securities traded on one or more U.S. exchanges shall be valued at the last available quoted sale price on the primary trading exchange as of the close of regular trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern Standard Time). If there was no sale on the primary exchange on the day the net asset value is calculated, the most recent bid quotation generally will be used. In cases where neither closing prices nor bid prices are available, or where those prices do not accurately reflect the value of the security, a security will be valued in accordance with the Funds’ approved pricing and valuation procedures to determine a security’s fair value. These procedures are also used to determine the fair value of a security if a significant event occurs that materially affects the value of the security. Bonds and other fixed income securities, including TBA commitments, are generally valued on the basis of prices furnished by pricing services approved by the Trust’s Board. The pricing services utilize both dealer-supplied valuations and

56

NOTES TO FINANCIAL STATEMENTS

electronic data processing techniques that take into account appropriate factors such as institutional size trading in similar groups of securities, yield, quality, coupon rate, maturity and type of issue. Investments in open-end investment companies are valued at net asset value. Short-term debt obligations, with less than 60 days to maturity at time of purchase, are valued at amortized cost unless Fund Management determines that amortized cost no longer approximates market value. Investments in open-end companies are valued at net asset value.

The Board has policies and procedures for the valuation of each Fund’s assets and has delegated to the Funds’ Pricing Committee (“Pricing Committee”) the responsibility for implementing the procedures, including the responsibility for determining the fair value of the Funds’ securities or other assets. The Pricing Committee includes representatives of the Funds’ Advisor and Co-Administrator, including personnel from accounting and operations, investment management, trading, risk analytics, compliance and legal.

The Pricing Committee meets at least quarterly to review and approve Fund valuation matters, and includes a review of the Funds’ pricing activity and operations, fair value measurements, pricing vendors, policies and procedures and related controls. At least a quorum of the Pricing Committee meets more frequently, as needed, to consider and approve time-sensitive fair valuation actions. The Pricing Committee reports to the Valuation, Portfolio Management and Performance Committee (“Valuation Committee”) of the Board. Members of the Pricing Committee meet with the Valuation Committee and the Board at each of their regularly scheduled meetings to discuss valuation matters and actions taken during the period.

Fair value methods used include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors used in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the investments are purchased and sold. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

In such cases where a security price is unavailable, the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, or where Fund Management determines that the value provided by the pricing services does not approximate fair value, the value of the security or asset will be determined in good faith by the Pricing Committee as authorized by the Board, generally based upon recommendations provided by the Advisor. Fair valuation may also be used when a significant valuation event is determined to have occurred. Significant valuation events may include, but are not limited to, the following: an extraordinary event like a natural disaster or terrorist act occurs or an adverse development arises with respect to a specific issuer, such as a bankruptcy filing. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; and trading in similar securities.

When the Funds use fair valuation methods that use significant unobservable inputs to determine their NAV, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflect fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Funds’ policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Funds cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Funds could obtain for a security if they were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold.

The Funds’ Pricing Committee employs various methods for calibrating the valuation approach related to securities categorized within Level 3 of the fair value hierarchy. These methods may include regular due diligence of the Funds’ pricing vendors, a regular review of key inputs and assumptions, transaction back-testing or disposition analysis to compare unrealized gains and losses to realized gains

57

NOTES TO FINANCIAL STATEMENTS

and losses, reviews of missing and stale prices and large movements in market value, and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reported to the Board.

Fair Value Measurements:

Various input Levels are used in determining the fair value of investments which are as follows:

•   Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

•   Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Observable inputs may include quoted prices for similar securities, interest rates, spreads, prepayment spreads, etc.

•   Level 3 - Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Inputs used in determining fair value of an investment may include, but are not limited to, price information, volatility statistics, credit and market data, and other factors, all of which may be either observable or unobservable. Inputs can vary among investments and will be impacted by the investment type and volume of activity for the particular security or similar securities in the market. Investments in the Level 3 category are generally supported by transactions and quoted prices from dealers participating in the market for those investments. Investments may be included in the Level 3 category due to a lack of market activity or transparency. Internal valuation models may also be used as a pricing source for Level 3 investments. Internal valuation models may rely on one or more unobservable inputs, such as estimated cash flows, financial statement analysis and discount rates.

The summary of inputs used to determine the fair value of each Fund’s investments as of March 31, 2013 is as follows:

Funds	Level 1 Quoted Prices		Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs	Total
Investments in Securities
SMID Cap Growth Fund	$69,578,346	(a)	$—		$—	$69,578,346
Enterprise Fund	123,227,449	(a)	—		586,258	123,813,707
Small Cap Core Fund	100,804,277	(a)	—		—	100,804,277
Microcap Value Fund	137,958,177	(a)	505,618	(b)	37,650	138,501,445
Mid Cap Value Fund	2,689,553	(a)	—		—	2,689,553

(a) The breakdown of the Funds’ investments into major categories is disclosed in the Schedules of Portfolio Investments.

(b) Represents securities as disclosed in the Consumer Discretionary ($279,312), Financials ($128,866), Industrials ($480), and Materials ($96,960) sections of the Schedule of Portfolio Investments.

The Funds did not have any liabilities that were measured at fair value on a recurring basis at March 31, 2013.

During the six months ended March 31, 2013, the Funds except Microcap Value Fund recognized no transfers to/from Level 1 or 2. For the Microcap Value Fund, transfers to Level 2 from Level 1 in the amount of $175,530 were due to the absence of an active trading market for the securities on March 31, 2013. Securities were transferred from Level 2 to Level 1 in the amount of $850,275 since the trading market became active for the securities. The Funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the year utilizing fair value at the beginning of the year.

58

NOTES TO FINANCIAL STATEMENTS

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Enterprise Fund	Microcap Value Fund
	(Common Stocks-Industrials)	(Common Stocks-Consumer Discretionary, Health Care)
Balance as of 09/30/12 (value)	$592,946	$ 20,550
Transfers in	—	53,460(a)
Change in unrealized appreciation (depreciation) *	(6,688)	(36,360)

Balance as of 03/31/13 (value)	$586,258	$ 37,650

(a) This security was transferred to Level 3 due to lack of a current market quotation and was valued at fair market value as determined in good faith by the Board or persons acting at their direction using unobservable inputs.

*	Net change in unrealized appreciation/(depreciation) in Level 3 securities still held at March 31, 2013.

The Funds’ assets assigned to the Level 3 category were valued using market data or trade information specific to the security or comparable issues. However, due to a lack of market activity or corroborating data to support the valuations, the investments were classified as Level 3.

The significant unobservable inputs used in fair value measurement of the Funds’ private investments are (i) an estimation of a normalized earnings level for the company; (ii) the discounts applied to the selection of comparable investments due to the private nature of the investment; and (iii) the likelihood of achieving normalized earnings. Significant changes in any of those inputs in isolation would result in a significantly lower or higher fair value measurement. Generally, a change in the assumptions used for the normalized earnings level will be accompanied by a directionally similar change in the discounts applied to the list of comparable investments.

In December 2011, the Financial Accounting Standards Board “FASB” issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of US GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards (“IFRS”). ASU 2011-11 requires entities to: disclose both gross and net information about both instruments and transactions eligible for offset in the financial statements; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. At this time, Fund Management is evaluating the implications of ASU 2011-11 and its impact on the Funds’ financial statement disclosures.

Repurchase Agreements:

The Funds may enter into repurchase agreements with counterparties whom the Advisor has deemed creditworthy, including primary dealers that report to the Federal Reserve Bank of New York or other large U.S. commercial banks or broker-dealers. These repurchase agreements are subject to the seller’s agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates.

59

NOTES TO FINANCIAL STATEMENTS

Securities pledged as collateral for repurchase agreements are held by a custodian bank until maturity of the repurchase agreement. The Funds have procedures to monitor additional collateral, if needed, to ensure that the daily market value of the collateral remains in excess of the repurchase agreement in the event of a default. There were no Repurchase Agreements held at March 31, 2013.

Investment Transactions and Income:

Investment transactions are recorded on one business day after trade date, except on the last day of each fiscal quarter end, when they are recorded on trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are calculated based on the cost of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount using the effective yield method.

Expense, Investment Income and Gain/Loss Allocation:

Each Fund pays the expenses that are directly related to its operations, such as custodian fees or advisory fees. Expenses incurred by the Trust, such as trustee or legal fees, are allocated among each of the Funds in the Trust either proportionately based upon each Fund’s relative net assets or using another reasonable basis such as equally across all Funds in the Trust. Individual share classes within a Fund are charged expenses specific to that class, such as distribution fees. Within a Fund, expenses other than class specific expenses are allocated daily to each class based upon the proportion of relative net assets. Investment income and realized and unrealized gains or losses are allocated to each class of shares based on relative net assets.

Real Estate Investment Trusts:

The Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Dividends paid by a REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a REIT to a fund will be treated as long term capital gains by the fund and, in turn, may be distributed by the fund to its shareholders as a capital gain distribution. Distributions received from a REIT in excess of its income are recorded as a return of capital and a reduction to the cost basis of the REIT.

Distributions to Shareholders:

Each Fund pays out any income that it receives, less expenses, in the form of dividends and capital gain distributions to its shareholders. Income dividends and capital gain distributions for each Fund are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from US GAAP. These “book/tax” differences may be either temporary or permanent in nature. To the extent these differences are determined, as of the end of the tax year, to be permanent (e.g., net operating loss, foreign currency transactions, distribution redesignations and prior year spillbacks ), they are reclassified within a Fund’s capital accounts based on their federal tax basis treatment.

3. Agreements and Other Transactions with Affiliates

The Trust has entered into investment advisory agreements with RBC GAM (US) under which RBC GAM (US) manages each Fund’s assets and furnishes related office facilities, equipment, research and personnel. The agreements require each Fund to pay RBC GAM (US) a monthly fee based upon average daily net assets. Under the terms of the advisory contracts, RBC GAM (US) is entitled to receive fees based on a percentage of the average daily net assets of each of the Funds as follows:

	Average Daily Net Assets of Fund	Annual Rate
SMID Cap Growth Fund	All Net Assets	0.70%

Enterprise Fund	Up to $30 million	1.00%
	Over $30 million	0.90%

Small Cap Core Fund	All Net Assets	0.85%
Microcap Value Fund	All Net Assets	0.90%
Mid Cap Value Fund	All Net Assets	0.70%

60

NOTES TO FINANCIAL STATEMENTS

On September 25, 2012, the Board approved a revised investment advisory agreement with respect to the Small Cap Core Fund. Prior to November 27, 2012, this Fund paid RBC GAM (US) a monthly fee of 1.00% of its average daily net assets up to $30 million and 0.90% of its average net assets over $30 million.

RBC GAM (US) has contractually agreed to waive fees and/or make payments in order to keep total operating expenses of Class A and Class I shares of each Fund to the following levels. This expense limitation agreement is in place until January 31, 2014.

	Class A Annual Rate	Class I Annual Rate
SMID Cap Growth Fund	1.35%	1.10%
Enterprise Fund	1.33%	1.08%
Small Cap Core Fund	1.15%*	0.90%	*
Microcap Value Fund	1.32%	1.07%
Mid Cap Value Fund	N/A	0.90%

* Prior to November 27, 2012, the annual rate for Small Cap Core Fund under the expense limitation agreement was 1.05% for Class I and 1.30% for Class A.

Each Fund will carry forward, for a period not to exceed 12 months from the date on which a waiver or reimbursement is made by RBC GAM (US), any expenses in excess of the expense limitation and repay RBC GAM (US) such amounts, provided the Fund is able to effect such repayment and remain in compliance with the expense limitation stated above. At March 31, 2013, the amounts subject to possible recoupment under the expense limitation agreement are $151,516, $232,190, $261,833, $327,118 and $89,618 for SMID Cap Growth Fund, Enterprise Fund, Small Cap Core Fund, Microcap Value Fund and Mid Cap Value Fund, respectively. There was no recoupment of expense reimbursements/waivers during the period. Amounts from prior years are no longer subject to recoupment.

RBC GAM (US) may also voluntarily waive and/or reimburse operating expenses of any Fund from time to time. Any such voluntary program may be changed or eliminated at any time without notice, and expenses waived under such program are not subject to recoupment.

RBC GAM (US) serves as co-administrator to the Funds. BNY Mellon serves as co-administrator and fund accounting agent. Services provided under the administrative services contract include providing day-to-day administration of matters related to the Funds, maintenance of their records and the preparation of reports. Under the terms of the administrative services contract, RBC GAM (US) receives from each Fund a fee, payable monthly, at the annual rate of 0.075% of each Fund’s average daily net assets. BNY Mellon receives a fee for its services payable by each Fund based on each Funds’ average net assets. RBC GAM (US)’s fee is listed as “Administration fees” in the Statements of Operations. BNY Mellon’s fee is included with “Accounting fees” in the Statements of Operations.

Certain Officers and Trustees of the Trust are affiliated with the Advisor or the Co-Administrator. Such Officers and Trustees receive no compensation from the Funds for serving in their respective roles.

The RBC Funds currently pay each of the independent Trustees (Trustees of the Trust who are not directors, officers or employees of the Advisor, administrator or Distributor) an annual retainer of

61

NOTES TO FINANCIAL STATEMENTS

$32,500. The Board Chairperson and Audit Committee Chairperson each receive an additional retainer of $2,500 annually, and all other trustees serving as Chair of a Board committee each receive an additional retainer of $1,000 annually. In addition, Independent Trustees receive a quarterly meeting fee of $5,500 for each in-person Board meeting attended, a meeting fee of $1,000 for each telephonic or Special Board meeting attended, a $1,500 fee for each Board committee meeting attended, and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings.

4. Fund Distribution

Each of the Funds has adopted a Master Distribution 12b-1 Plan (the “Plan”) in which Quasar

Distributors LLC (the “Distributor”) acts as the Funds’ distributor. The Plan permits each Fund to make payments for or to reimburse the Distributor for distribution-related costs and expenses of marketing shares of Class A covered under the Plan, and/or for providing shareholder services. The Plan does not apply to Class I. The following chart shows the current Plan fee rate for Class A.

Class A
12b-1 Plan Fee	0.25%	*

* Under the 12b-1 plan, the maximum fee rate for Class A shares is 0.50%. Currently the Board of Trustees has approved an annual limit of 0.25%.

Plan fees are based on average daily net assets of Class A. Up to 0.25% of each Plan fee may be designated as a Service Fee, as defined by the applicable rules of the Financial Industry Regulatory Authority. The Distributor, subject to applicable legal requirements, may waive a Plan fee voluntarily, in whole or in part. For the six months ended March 31, 2013, there were no fees waived by the Distributor.

For the six months ended March 31, 2013, the Distributor received commissions of $1,909 from front-end sales charges of Class A shares of the Funds, of which $116 was paid to affiliated broker-dealers, and the remainder was either paid to unaffiliated broker-dealers or retained by the Distributor.

The Distributor also received $4 from CDSC fees from Class A shares of the Funds during the six months ended March 31, 2013.

5. Securities Transactions

The cost of securities purchased and proceeds from securities sold (excluding securities maturing less than one year from acquisition) for the six months ended March 31, 2013 were as follows:

	Purchases	Sales
SMID Cap Growth Fund	$3,021,855	$4,865,627
Enterprise Fund	6,460,346	7,521,621
Small Cap Core Fund	38,589,720	10,619,959
Microcap Value Fund	5,242,173	11,678,387
Mid Cap Value Fund	1,430,854	1,308,534

Within the guidelines established by the Funds to always seek best execution when entering into portfolio transactions, certain of the Funds use directed brokerage transactions through LJR Recapture Services (“LJR”) and its correspondent brokers. A portion of the commissions paid for portfolio transactions under this program are reimbursed to the Funds and are recorded as net realized gains from investment transactions in the financial statements.

62

NOTES TO FINANCIAL STATEMENTS

6. Capital Share Transactions

The Trust is authorized to issue an unlimited number of shares of beneficial interest (“shares outstanding”) without par value. Transactions in capital stock of the Funds are summarized on the following pages:

	SMID Cap Growth Fund		Enterprise Fund
	For the Six Months Ended March 31, 2013	For the Year Ended September 30, 2012	For the Six Months Ended March 31, 2013	For the Year Ended September 30, 2012
	(Unaudited)		(Unaudited)
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued and automatic conversion of shares	$2,932,423	$3,649,188	$660,463	$25,337
Distributions reinvested	3,481,291	—	1,817	—
Cost of shares redeemed	(1,473,350)	(4,088,727)	(176,744)	(390,716)

Change in Class A	$4,940,364	$(439,539)	$485,536	$(365,379)

Class I
Proceeds from shares issued and automatic conversion of shares	$2,166,913	$736,237	$104,223,657	$15,674
Distributions reinvested	3,752,192	—	308,890	—
Cost of shares redeemed	(4,059,053)	(10,826,058)	(4,096,771)	(4,040,056)

Change in Class I	$1,860,052	$(10,089,821)	$100,435,776	$(4,024,382)

Class C
Proceeds from shares issued	$—	$1,000	$200	$2,163
Cost of shares redeemed and automatic conversion of shares	(42,627)	(8,164)	(458,829)	(89,032)

Change in Class C	$(42,627)	$(7,164)	$(458,629)	$(86,869)

Class S
Proceeds from shares issued	$32,410	$330,080	$86,966	$705,402
Cost of shares redeemed and automatic conversion of shares	(1,837,451)	(86,787)	(104,977,094)	(11,353,446)

Change in Class S	$(1,805,041)	$243,293	$(104,890,128)	$(10,648,044)

Change in net assets resulting from capital transactions	$4,952,748	$(10,293,231)	$(4,427,445)	$(15,124,674)

SHARE TRANSACTIONS:
Class A
Issued and automatic conversion of shares	212,769	272,105	33,953	1,378
Reinvested	266,154	—	91	—
Redeemed	(103,234)	(302,731)	(8,630)	(22,550)

Change in Class A	375,689	(30,626)	25,414	(21,172)

Class I
Issued and automatic conversion of shares	145,112	49,928	5,400,091	822
Reinvested	271,112	—	15,134	—
Redeemed	(273,933)	(742,826)	(195,297)	(231,882)

Change in Class I	142,291	(692,898)	5,219,928	(231,060)

Class C
Issued	—	73	12	133
Redeemed and automatic conversion of shares	(3,189)	(592)	(26,356)	(5,702)

Change in Class C	(3,189)	(519)	(26,344)	(5,569)

Class S
Issued	2,121	23,154	4,576	39,114
Redeemed and automatic conversion of shares	(122,044)	(5,967)	(5,444,441)	(658,313)

Change in Class S	(119,923)	17,187	(5,439,865)	(619,199)

Change in shares resulting from capital transactions	394,868	(706,856)	(220,867)	(877,000)

63

NOTES TO FINANCIAL STATEMENTS

	Small Cap Core Fund		Microcap Value Fund
	For the Six Months Ended March 31, 2013	For the Year Ended September 30, 2012	For the Six Months Ended March 31, 2013	For the Year Ended September 30, 2012
	(Unaudited)		(Unaudited)
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued and automatic conversion of shares	$1,388,989	$2,569,134	$1,360,798	$268,046
Distributions reinvested	317,028	111,284	30,911	10,572
Cost of shares redeemed	(321,365)	(458,588)	(600,643)	(989,798)

Change in Class A	$1,384,652	$2,221,830	$791,066	$(711,180)

Class I
Proceeds from shares issued and automatic conversion of shares	$84,234,406	$—	$120,641,372	$—
Distributions reinvested	4,782,088	—	1,054,083	—
Cost of shares redeemed	(3,036,510)	—	(10,488,435)	—

Change in Class I	$85,979,984	$—	$111,207,020	$—

Class C
Proceeds from shares issued	$—	$92,400	$482	$14,592
Distributions reinvested	—	2,164	—	—
Cost of shares redeemed and automatic conversion of shares	(129,781)	(8,470)	(623,403)	(171,936)

Change in Class C	$(129,781)	$86,094	$(622,921)	$(157,344)

Class S
Proceeds from shares issued	$1,760,839	$8,360,611	$1,517,044	$10,889,169
Distributions reinvested	—	3,042,813	—	720,371
Cost of shares redeemed and automatic conversion of shares	(54,349,441)	(10,792,292)	(124,979,885)	(23,480,881)

Change in Class S	$(52,588,602)	$611,132	$(123,462,841)	$(11,871,341)

Change in net assets resulting from capital transactions	$34,646,253	$2,919,056	$(12,087,676)	$(12,739,865)

SHARE TRANSACTIONS:
Class A
Issued and automatic conversion of shares	56,186	112,203	70,706	15,196
Reinvested	13,326	5,013	1,595	648
Redeemed	(12,963)	(19,744)	(29,992)	(58,358)

Change in Class A	56,549	97,472	42,309	(42,514)

Class I
Issued and automatic conversion of shares	3,363,248	—	6,517,074	—
Reinvested	195,507	—	54,475	—
Redeemed	(117,686)	—	(523,130)	—

Change in Class I	3,441,069	—	6,048,419	—

Class C
Issued	—	4,398	28	895
Reinvested	—	105	—	—
Redeemed and automatic conversion of shares	(5,818)	(405)	(35,792)	(10,311)

Change in Class C	(5,818)	4,098	(35,764)	(9,416)

Class S
Issued	70,922	346,828	81,727	614,818
Reinvested	—	133,691	—	44,249
Redeemed and automatic conversion of shares	(2,187,163)	(445,312)	(6,761,865)	(1,377,057)

Change in Class S	(2,116,241)	35,207	(6,680,138)	(717,990)

Change in shares resulting from capital transactions	1,375,559	136,777	(625,174)	(769,920)

64

NOTES TO FINANCIAL STATEMENTS

	Mid Cap Value Fund
	For the Six Months Ended March 31, 2013	For the Year Ended September 30, 2012
	(Unaudited)
CAPITAL TRANSACTIONS:
Class I
Proceeds from shares issued	$125,075	$75
Distributions reinvested	132,945	327,014
Cost of shares redeemed	(43,947)	(66)

Change in net assets resulting from capital transactions	$214,073	$327,023

SHARE TRANSACTIONS:
Class I
Issued	11,281	7
Reinvested	12,983	35,238
Redeemed	(4,201)	(7)

Change in shares resulting from capital transactions	20,063	35,238

7. Federal Income Taxes

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund.

Management has analyzed the Funds’ tax positions taken or expected to be taken on federal income tax returns for all open tax years (the tax years ended September 30 of the years 2009, 2010, 2011 and 2012), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

As of March 31, 2013, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund were as follows:

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SMID Cap Growth Fund	$43,991,183	$27,204,364	$(1,617,201)	$25,587,163
Enterprise Fund	79,090,818	48,884,263	(4,161,374)	44,722,889
Small Cap Core Fund	75,169,589	27,702,205	(2,067,517)	25,634,688
Microcap Value Fund	127,722,671	45,656,039	(34,877,265)	10,778,774
Mid Cap Value Fund	2,401,107	358,955	(70,509)	288,446

The tax character of distributions during the fiscal year ended September 30, 2012 was as follows:

	Distributions Paid From
	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Total Distributions Paid
SMID Cap Growth Fund	$—	$—	$—	$—
Enterprise Fund	—	—	—	—
Small Cap Core Fund	—	3,250,157	3,250,157	3,250,157
Microcap Value Fund	759,669	—	759,669	759,669
Mid Cap Value Fund	281,975	45,053	327,028	327,028

65

NOTES TO FINANCIAL STATEMENTS

The tax basis of components of accumulated earnings/(losses) and tax character of distributions are determined at fiscal year end, and will be included in the Annual Report dated September 30, 2013.

As of September 30, 2012, the Funds had capital loss carryforwards for federal income tax purposes as follows:

	Capital Loss Carryforward	Expires
Enterprise Fund	$4,116,532	2018

Microcap Value Fund	17,632,206	2018

Under current tax law, capital losses realized after October 31 and ordinary losses after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The SMID Cap Growth Fund, Enterprise Fund and Small Cap Core Fund deferred qualified late-year ordinary losses of $314,732, $230,894, and $165,592, respectively and the Mid Cap Value Fund had deferred long-term qualified late-year capital losses of $991, which will be treated as arising on the first business day of the fiscal year ending September 30, 2013.

8. Market Timing

The Trust strongly discourages attempts at market timing by Fund shareholders. Each Fund charges a redemption fee of 2% of the value of the shares redeemed or exchanged within 30 days of purchase, and may also limit the number of exchanges that may be made between Funds to five (5) per calendar year. When assessed, the redemption fee is deducted from the redemption proceeds and retained by the Fund, not by the Advisor. This redemption fee is not charged in certain situations, such as where the redemption results from an automatic reinvestment or asset re-allocation not specifically directed by the shareholder. The Trust also reserves the right to reject any Fund purchase order made by persons deemed to be market timers. The Funds’ prospectus contains a full description of the Trust’s policies on market timing and/or excessive trading. The redemption fee is recorded as a credit to capital and is included in the capital transactions on the Statements of Changes in Net Assets.

During the six months ended March 31, 2013, the redemption fees collected by the Funds which are included in the cost of shares redeemed on the Statement of Changes in Net Assets are as follows:

Redemption Fees
SMID Cap Growth Fund	$ 34
Enterprise Fund	5
Small Cap Core Fund	4
Microcap Value Fund	226

9. Soft Dollars

The term soft dollars generally refers to arrangements in which services other than trade execution are received from a broker-dealer. Federal securities laws permit a fund advisor to incur commission charges on behalf of a Fund that are higher than another broker dealer would have charged if the advisor believes the charges are reasonable in relation to the brokerage and research services received. RBC GAM (US) has a fiduciary duty to the shareholders of the Funds to seek the best execution price for all of the Funds’ securities transactions. Fund management believes that using soft dollars to purchase brokerage and research services may, in certain cases, be in a Fund’s best interest. As of March 31, 2013, certain of the Funds used soft dollar arrangements on a limited basis. Fund management continues to closely monitor its current use of soft dollars, in addition to regulatory developments in this area for any possible impact on Fund policies.

66

NOTES TO FINANCIAL STATEMENTS

10. Subsequent Events

Management has evaluated the impact of subsequent events of the Funds and has determined that there are no subsequent events that require recognition or disclosure in the financial statements.

67

SHARE CLASS INFORMATION (UNAUDITED)

The RBC Equity Funds offer two share classes. These two share classes are the A and I classes.

Class A

Class A shares of all Funds except Mid Cap Value are available for purchase primarily through investment advisors, broker-dealers, banks and other financial services intermediaries. Class A shares of the Funds are currently subject to a maximum up-front sales charge of 5.75% and a 1.00% CDSC for redemption within 12 months of a $1 million or greater purchase. Class A shares currently include a 0.25% (25 bps) annual 12b-1 service and distribution fee.

Class I

Class I shares are available in all of the Equity Funds. This share class is intended for investors meeting certain minimum investment thresholds. This share class does not have an up-front sales charge (load) or a 12b-1 service and distribution fee.

68

SUPPLEMENTAL INFORMATION (UNAUDITED)

Shareholder Expense Examples

As a shareholder of the RBC Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) and (2) ongoing costs, including management fees; 12b-1 distribution and service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the RBC Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2012 through March 31, 2013.

Actual Expenses and Performance

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

		Beginning Account Value 10/1/2012	Ending Account Value 3/31/2013	Expenses Paid During Period* 10/1/12-3/31/13	Annualized Expense Ratio During Period 10/1/12-3/31/13

SMID Cap Growth Fund	Class A	$1,000.00	$1,116.40	$7.12	1.35%

	Class I	1,000.00	1,118.80	5.81	1.10%

Enterprise Fund	Class A	1,000.00	1,175.20	7.21	1.33%

	Class I	1,000.00	1,176.90	5.86	1.08%

Small Cap Core Fund	Class A	1,000.00	1,171.20	6.44	1.19%

	Class I	1,000.00	1,173.00	5.04	0.93%

Microcap Value Fund	Class A	1,000.00	1,166.20	7.13	1.32%

	Class I	1,000.00	1,167.50	5.78	1.07%

Mid Cap Value Fund	Class I	1,000.00	1,169.60	4.87	0.90%

*Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by

182/365 (to reflect one-half year period).

69

SUPPLEMENTAL INFORMATION (UNAUDITED)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each RBC Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value 10/1/2012	Ending Account Value 3/31/2013	Expenses Paid During Period* 10/1/12-3/31/13	Annualized Expense Ratio During Period 10/1/12-3/31/13
SMID Cap Growth Fund	Class A	$1,000.00	$1,018.20	$6.79	1.35%
	Class I	1,000.00	1,019.45	5.54	1.10%

Enterprise Fund	Class A	1,000.00	1,018.30	6.69	1.33%
	Class I	1,000.00	1,019.55	5.44	1.08%

Small Cap Core Fund	Class A	1,000.00	1,019.00	5.99	1.19%
	Class I	1,000.00	1,020.29	4.68	0.93%

Microcap Value Fund	Class A	1,000.00	1,018.35	6.64	1.32%
	Class I	1,000.00	1,019.60	5.39	1.07%

Mid Cap Value Fund	Class I	1,000.00	1,020.44	4.53	0.90%

*Expenses	are equal to the average account value times the Fund’s annualized expense ratio multiplied by 182/365 (to reflect one-half year period).

70

This Page Intentionally Left Blank

71

This Page Intentionally Left Blank

72

RBC Funds

P.O. Box 701

Milwaukee, WI 53201-0701

800-422-2766

www.rbcgam.us

Performance data represents past performance and does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

This report and the financial statements contained herein are provided for the information of RBC Funds shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, charges and expenses of the funds. Please read the prospectus carefully before investing.

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. There is no assurance that certain securities will remain in or out of each fund’s portfolio. The views expressed in this report reflect those of the portfolio managers through the period ended March 31, 2013.

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

RBC Global Asset Management, Inc. serves as investment advisor for the RBC Funds. RBC Funds are distributed by Quasar Distributors LLC.

The RBC Funds are pleased to offer shareholder reports printed entirely on Forest Stewardship Council certified paper. FSC® certification ensures that the paper used in this report contains fiber from well-managed and responsibly harvested forests that meet strict environmental and socioeconomic standards.

RBCF-EQ SAR 03-13

MONEY MARKET PORTFOLIO MANAGERS

RBC Global Asset Management (U.S.) Inc. (“RBC GAM (US)”), serves as the investment advisor to the RBC Funds. RBC GAM (US) employs a team approach to the management of each of the Money Market Funds, with no individual team member being solely responsible for the investment decisions. Each Fund’s management team has access to RBC GAM (US)’s investment research and other money management resources.

Raye C. Kanzenbach, CFA

Senior Managing Director, Senior Portfolio Manager

Raye Kanzenbach leads the Municipal Research Team within RBC GAM (US)’s fixed income group. Raye has extensive experience researching and investing in municipal securities. His research responsibilities include tax-exempt money market securities, general obligations, and revenue bonds. Before joining RBC GAM (US) in 1983, Raye worked at First Bank, where he managed the firm’s municipal and money market trust funds. He was also previously an investment officer at The St. Paul Companies. Raye began his career in the investment industry in 1973. He earned a BA in Economics from Lawrence University and an MBA in Finance from the University of Michigan. Raye is a CFA charterholder.

Raye C. Kanzenbach, CFA

Brandon T. Swensen, CFA

Vice President, Co-Head, U.S. Fixed Income

Brandon Swensen oversees RBC GAM (US)’s fixed income research, portfolio management and trading. In addition to shaping the firm’s overall fixed income philosophy and process, he is a portfolio manager for several cash management and core solutions, including the Money Market Funds. Brandon joined RBC GAM (US) in 2000 and most recently was a portfolio manager on the rates research team before being promoted to Co-Head. He also held research analyst positions covering asset-backed securities and credit and served as a financial analyst for the firm. Brandon earned a BS in finance from St. Cloud State University and an MBA in finance from the University of St. Thomas. He is a CFA charterholder and member of the CFA Society of Minnesota.

Brandon T. Swensen, CFA

Chad Rice, CFA

Vice President, Portfolio Manager

Chad Rice is a member of the Municipal Research Team and is a portfolio manager for the Tax-Free Money Market Fund. His research responsibilities include tax-exempt money market securities and taxable and tax-exempt general obligations and revenue bonds. Chad joined RBC GAM (US) in 2011 from Sentry Insurance, where he was a senior portfolio manager responsible for municipal portfolio management for the firm’s property and casualty and life insurance businesses. He joined Sentry in 2003 after completing his MS in Finance, Investments, and Banking at the University of Wisconsin- Madison School of Business. While attending the Applied Security Analysis Program at Wisconsin, Chad was selected to co-manage a fixed-income portfolio, which spurred his interest in investment research. He earned a BS from the University of Wisconsin-Stevens Point and began his professional career as a medical technologist doing immunohematological testing for Marshfield Clinic Laboratory. Chad is a CFA charterholder and member of the National Federation of Municipal Analysts.

Chad Rice, CFA

1

	PERFORMANCE SUMMARY

Investment Objective

Each of the RBC Money Market Funds was managed to preserve principal. This means that the share price of each fund held steady at $1.00. A consistent share price of $1.00 is expected for a money market mutual fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. These risks are more fully described in the prospectus.

		Total Return for the Six Months Ended March 31, 2013 (Unaudited)	SEC 7-Day Annualized Yield (1)
			March 31, 2013 (Unaudited)	September 30, 2012
	Prime Money Market Fund
	RBC Institutional Class 1	0.04%	0.07%	0.11%
	RBC Institutional Class 2	0.01%	0.01%	0.01%
	RBC Investor Class	0.01%	0.01%	0.01%
	RBC Reserve Class	0.01%	0.01%	0.01%
	RBC Select Class	0.01%	0.01%	0.01%
	U.S. Government Money Market Fund
	RBC Institutional Class 1	0.01%	0.01%	0.01%
	RBC Institutional Class 2	0.01%	0.01%	0.01%
	RBC Investor Class	0.01%	0.01%	0.01%
	RBC Reserve Class	0.01%	0.01%	0.01%
	RBC Select Class	0.01%	0.01%	0.01%
	Tax-Free Money Market Fund
	RBC Institutional Class 1	0.00%	0.00%	0.01%
	RBC Institutional Class 2	0.01%	0.01%	0.01%
	RBC Investor Class	0.01%	0.01%	0.01%
	RBC Reserve Class	0.01%	0.01%	0.01%
	RBC Select Class	0.01%	0.01%	0.01%

(1)      As money market returns respond rapidly to market changes, such as in the Fed Funds rate, the 7-Day yield is a more accurate reflection of current earnings than the total return for the year. Prior year 7-Day yield information is provided for comparative purposes.

Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance shown reflects contractual fee waivers, without such fee waivers total returns would be reduced. For performance data current to most recent month-end go to www.rbcgam.us.

2

PERFORMANCE SUMMARY

				Asset Allocation

Money Market Maturity Schedules
as a percentage of value of investments based on effective maturity as of March 31, 2013.

	Prime Money Market Fund	U.S. Government Money Market Fund	Tax-Free Money Market Fund
Less than 8 days	34.7%	34.5%	70.7%
8 to 14 Days	5.3%	5.9%	0.5%
15 to 30 Days	13.6%	23.7%	1.8%
31 to 180 Days	38.6%	30.1%	22.9%
181 to 365 Days	7.8%	5.8%	4.1%

3

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund

March 31, 2013 (Unaudited)

Principal Amount		Value
Asset Backed Commercial Paper — 3.24%
Finance - Diversified Domestic — 3.24%
$50,000,000	Cancara Asset Securitisation LLC, 0.24%, 4/18/13(a)(b)	$49,994,333
50,000,000	Collateralized Commercial Paper Co. LLC, 0.30%, 4/2/13(b)	49,999,583
25,000,000	Kells Funding LLC, 0.20%, 5/7/13(a)(b)	24,995,000
50,000,000	Kells Funding LLC, 0.23%, 5/21/13(a)(b)	49,984,028
60,000,000	Kells Funding LLC, 0.26%, 5/23/13(a)(b)	59,977,467
50,000,000	Kells Funding LLC, 0.31%, 4/18/13(a)(b)	49,992,681
40,000,000	Kells Funding LLC, 0.31%, 4/22/13(a)(b)	39,992,767
75,000,000	Kells Funding LLC, 0.34%, 5/20/13(a)(b)	74,965,292

Total Asset Backed Commercial Paper		399,901,151

(Cost $399,901,151)
Commercial Paper — 30.59%
Banks - Australia & New Zealand — 3.59%
50,000,000	Australia & New Zealand Banking Group Ltd., 0.20%, 4/4/13(a)(b)	49,999,167
50,000,000	Australia & New Zealand Banking Group Ltd., 0.20%, 7/12/13(a)(b)	49,971,667
24,758,000	Commonwealth Bank Australia, 0.19%, 4/8/13(a)(b)	24,757,085
18,000,000	Commonwealth Bank Australia, 0.20%, 4/22/13(a)(b)	17,998,433
50,000,000	Commonwealth Bank Australia, 0.20%, 5/28/13(a)(b)	49,984,563
50,000,000	Commonwealth Bank Australia, 0.24%, 8/20/13(a)(b)	49,953,000
50,000,000	National Australia Funding, Inc., 0.20%, 4/2/13(a)(b)	49,999,722
100,000,000	Westpac Banking Corp., 0.29%, 10/8/13(a)	100,000,000
50,000,000	Westpac Banking Corp., 0.35%, 1/23/14(a)(b)	49,855,625

		442,519,262

Banks - Canadian — 0.20%
25,000,000	Bank of Nova Scotia NY, 0.20%, 5/7/13(b)	24,995,125

Banks - Foreign — 8.20%
50,000,000	Credit Suisse New York, 0.25%, 7/5/13(b)	49,967,014
50,000,000	Credit Suisse New York, 0.26%, 4/1/13(b)	50,000,000
50,000,000	Credit Suisse New York, 0.40%, 7/19/13(b)	49,939,444
50,000,000	DnB NOR Bank ASA, 0.24%, 5/3/13(a)(b)	49,989,333
50,000,000	DnB NOR Bank ASA, 0.25%, 4/10/13(a)(b)	49,996,875
50,000,000	DnB NOR Bank ASA, 0.27%, 8/7/13(a)(b)	49,952,000
50,000,000	DnB NOR Bank ASA, 0.30%, 5/7/13(a)(b)	49,985,000
8,000,000	HSBC Bank PLC, 0.36%, 7/9/13(a)	8,000,169
100,000,000	Nordea North America Inc, 0.23%, 8/12/13(b)	99,916,875
50,000,000	NRW Bank, 0.17%, 4/4/13(a)(b)	49,999,292
50,000,000	NRW Bank, 0.18%, 4/2/13(a)(b)	49,999,757
80,000,000	NRW Bank, 0.18%, 4/3/13(a)(b)	79,999,222
50,000,000	NWB Bank, 0.20%, 6/26/13(a)(b)	49,976,111
50,000,000	NWB Bank, 0.22%, 6/27/13(a)(b)	49,973,417
50,000,000	NWB Bank, 0.33%, 3/17/14(a)(b)	49,839,583
50,000,000	Rabobank USA Finance Corp., 0.25%, 8/13/13(b)	49,953,472
75,000,000	Skandinaviska Enskilda Banken AB, 0.22%, 7/2/13(a)(b)	74,957,833

4

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

March 31, 2013 (Unaudited)

Principal Amount		Value
$ 50,000,000	Skandinaviska Enskilda Banken AB, 0.24%, 5/1/13(a)(b)	$49,990,000
50,000,000	Svenska Handelsbanken AB, 0.25%, 7/3/13(a)(b)	49,967,708

		1,012,403,105

Banks - Japanese — 2.84%
50,000,000	Bank Tokyo-Mitsubishi UFJ NY, 0.16%, 4/2/13(b)	49,999,778
50,000,000	Mitsubishi UFJ Trust & Bank NY, 0.16%, 4/3/13(a)(b)	49,999,556
50,000,000	Mitsubishi UFJ Trust & Bank NY, 0.24%, 4/4/13(a)(b)	49,999,000
100,000,000	Sumitomo Mitsui Banking Corp., 0.15%, 4/3/13(a)(b)	99,999,167
50,000,000	Sumitomo Mitsui Banking Corp., 0.18%, 4/4/13(a)(b)	49,999,271
50,000,000	Sumitomo Mitsui Banking Corp., 0.24%, 6/11/13(a)(b)	49,976,826

		349,973,598

Banks - United Kingdom — 2.44%
51,500,000	Barclays US Funding LLC, 0.24%, 5/6/13(b)	51,487,983
50,000,000	Barclays US Funding LLC, 0.35%, 6/14/13(b)	49,964,028
50,000,000	HSBC USA Inc, 0.25%, 5/22/13(b)	49,982,292
50,000,000	Lloyds TSB Bank Plc, 0.25%, 6/14/13(b)	49,974,306
50,000,000	Lloyds TSB Bank Plc, 0.27%, 6/14/13(b)	49,972,250
50,000,000	Lloyds TSB Bank Plc, 0.35%, 4/2/13(b)	49,999,514

		301,380,373

Consumer Discretionary — 1.20%
50,000,000	Coca-Cola Co., 0.17%, 5/20/13(a)(b)	49,988,430
48,640,000	Coca-Cola Co., 0.22%, 4/5/13(a)(b)	48,638,811
50,000,000	Coca-Cola Co., 0.25%, 5/13/13(a)(b)	49,985,417

		148,612,658

Finance - Diversified Domestic — 7.63%
10,000,000	ABB Treasury Center USA, Inc., 0.23%, 4/30/13(a)(b)	9,998,147
15,000,000	ABB Treasury Center USA, Inc., 0.25%, 4/30/13(a)(b)	14,996,979
30,000,000	ABB Treasury Center USA, Inc., 0.26%, 6/5/13(a)(b)	29,985,917
45,000,000	ABB Treasury Center USA, Inc., 0.26%, 6/12/13(a)(b)	44,976,600
60,000,000	American Honda Finance Corp., 0.16%, 4/4/13(b)	59,999,200
50,000,000	BHP Billiton Finance USA Ltd., 0.17%, 5/22/13(a)(b)	49,987,958
50,000,000	BHP Billiton Finance USA Ltd., 0.25%, 6/6/13(a)(b)	49,977,083
20,000,000	Erste Abwicklungsanstalt, 0.23%, 6/19/13(a)(b)	19,989,906
50,000,000	Erste Abwicklungsanstalt, 0.26%, 10/7/13(a)(b)	49,931,750
25,000,000	Erste Abwicklungsanstalt, 0.34%, 11/7/13(a)(b)	24,948,056
25,000,000	Erste Abwicklungsanstalt, 0.35%, 11/7/13(a)(b)	24,946,528
50,000,000	Nestle Capital Corp., 0.26%, 5/13/13(a)(b)	49,984,833
50,000,000	Nestle Capital Corp., 0.37%, 5/28/13(a)(b)	49,970,708
50,000,000	Nestle Capital Corp., 0.37%, 8/26/13(a)(b)	49,924,458
30,000,000	Nestle Finance International Ltd., 0.11%, 4/4/13(b)	29,999,725
100,000,000	Nestle Finance International Ltd., 0.27%, 4/1/13(b)	100,000,000
12,000,000	PACCAR Financial Corp., 0.13%, 4/1/13(b)	12,000,000
15,000,000	PACCAR Financial Corp., 0.13%, 4/5/13(b)	14,999,783
50,000,000	PSP Capital, Inc., 0.19%, 5/23/13(a)(b)	49,986,278

5

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

March 31, 2013 (Unaudited)

Principal Amount		Value
$25,000,000	Reckitt Benckiser Treasury Services Plc, 0.16%, 4/2/13(a)(b)	$24,999,889
13,000,000	Reckitt Benckiser Treasury Services Plc, 0.42%, 3/11/14(a)(b)	12,947,827
25,000,000	Reckitt Benckiser Treasury Services Plc, 0.45%, 7/18/13(a)(b)	24,966,250
25,000,000	Reckitt Benckiser Treasury Services Plc, 0.45%, 2/14/14(a)(b)	24,900,313
30,000,000	Reckitt Benckiser Treasury Services Plc, 0.50%, 6/13/13(a)(b)	29,969,583
12,250,000	Reckitt Benckiser Treasury Services Plc, 0.53%, 7/2/13(a)(b)	12,233,408
25,000,000	Reckitt Benckiser Treasury Services Plc, 0.54%, 10/7/13(a)(b)	24,929,125
25,000,000	Toyota Credit Canada, Inc., 0.22%, 4/29/13(b)	24,995,722
25,000,000	Toyota Motor Credit Corp., 0.45%, 4/29/13(b)	24,991,250

		941,537,276

Health Care — 0.58%
21,869,000	Society of New York Hospital Fund, 0.20%, 5/2/13(b)	21,865,234
50,000,000	Trinity Health Corp., 0.18%, 5/20/13(b)	49,987,750

		71,852,984

Industrials — 0.20%
25,000,000	Netjets, Inc., 0.08%, 4/2/13(a)(b)	24,999,944

Information Technology — 0.50%
61,000,000	Google, Inc., 0.20%, 4/2/13(a)(b)	60,999,661

Insurance — 1.24%
17,075,000	General Re Corp., 0.17%, 5/7/13(b)	17,072,097
20,000,000	Massachusetts Mutual Life Insurance Co., 0.16%, 4/9/13(a)(b)	19,999,289
25,000,000	Massachusetts Mutual Life Insurance Co., 0.16%, 4/16/13(a)(b)	24,998,333
25,000,000	Massachusetts Mutual Life Insurance Co., 0.16%, 4/18/13(a)(b)	24,998,111
66,000,000	Metlife Short Term Funding, LLC, 0.17%, 4/24/13(a)(b)	65,992,832

		153,060,662

Materials — 0.55%
67,500,000	BASF SE, 0.31%, 3/26/14(a)(b)	67,291,913

Utilities — 1.42%
50,000,000	Electricite de France SA, 0.18%, 4/11/13(a)(b)	49,997,500
50,000,000	Electricite de France SA, 0.25%, 6/7/13(a)(b)	49,976,736
50,000,000	Electricite de France SA, 0.25%, 6/11/13(a)(b)	49,975,347
25,000,000	Electricite de France SA, 0.29%, 4/18/13(a)(b)	24,996,576

		174,946,159

Total Commercial Paper		3,774,572,720

(Cost $3,774,572,720)
Certificates of Deposit, Domestic — 2.15%
Banks - Domestic — 2.15%
265,000,000	Citibank N.A. 0.15%, 4/1/13	265,000,000

Total Certificates of Deposit, Domestic		265,000,000

(Cost $265,000,000)

6

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

March 31, 2013 (Unaudited)

Principal Amount		Value
Certificates of Deposit, Yankee(c) — 7.88%
Banks - Australia & New Zealand — 0.08%
$ 10,000,000	Commonwealth Bank Australia NY, 1.03%, 6/14/13	$10,016,869

Banks - Canadian — 2.39%
100,000,000	Bank of Montreal Chicago, 0.08%, 4/3/13	100,000,000
20,000,000	Bank of Montreal Chicago, 0.20%, 5/3/13	20,000,000
50,000,000	Bank of Montreal Chicago, 0.20%, 5/16/13	50,000,000
25,000,000	Bank of Montreal Chicago, 0.30%, 6/5/13	25,000,000
50,000,000	Bank of Nova Scotia Houston, 0.33%, 10/16/13	50,002,889
50,000,000	Toronto Dominion Bank NY, 0.24%, 4/18/13	50,000,000

		295,002,889

Banks - Foreign — 4.20%
30,000,000	Credit Suisse New York, 0.33%, 4/1/13	30,000,000
23,500,000	Credit Suisse New York, 0.80%, 7/25/13	23,538,943
50,000,000	DnB NOR Bank ASA, 0.31%, 6/5/13	50,000,000
50,000,000	Nordea Bank Finland NY, 0.25%, 4/3/13	50,000,000
40,000,000	Rabobank Nederland NY, 0.33%, 10/15/13	40,000,000
100,000,000	Skandinaviska Enskilda Banken AB, 0.20%, 6/13/13	100,000,000
50,000,000	Skandinaviska Enskilda Banken AB, 0.34%, 4/22/13	50,004,950
75,000,000	Svenska Handelsbanken NY, 0.24%, 6/5/13	75,000,677
50,000,000	Svenska Handelsbanken NY, 0.26%, 9/16/13	50,001,165
50,000,000	Svenska Handelsbanken NY, 0.29%, 7/23/13	50,000,783

		518,546,518

Banks - Japanese — 0.81%
50,000,000	Sumitomo Mitsui Bank NY, 0.23%, 5/2/13	50,000,000
50,000,000	Sumitomo Mitsui Bank NY, 0.23%, 5/7/13	50,000,000

		100,000,000

Banks - United Kingdom — 0.40%
48,500,000	Barclays Bank Plc, 0.41%, 5/13/13	48,500,000

Total Certificates of Deposit, Yankee		972,066,276

(Cost $972,066,276)
Corporate Bonds — 28.77%
Banks - Australia & New Zealand — 3.78%
25,000,000	Australia & New Zealand Banking Group Ltd., 0.40%, 9/4/13(a)(d)	25,000,000
44,185,000	Australia & New Zealand Banking Group Ltd., 1.05%, 1/10/14(a)(d)	44,432,481
10,000,000	Australia & New Zealand Banking Group Ltd., 2.13%, 1/10/14(a)	10,136,883
50,000,000	Commonwealth Bank Australia, 0.78%, 12/23/13(a)(d)	50,151,309
65,000,000	Commonwealth Bank Australia, 1.00%, 8/7/13(a)(d)	65,168,254
31,675,000	Commonwealth Bank Australia, 2.13%, 3/17/14(a)	32,198,905
25,000,000	National Australia Bank Ltd., 0.89%, 11/12/13(a)(d)	25,095,147

7

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

March 31, 2013 (Unaudited)

Principal Amount		Value
$ 40,000,000	National Australia Bank Ltd., 0.99%, 11/8/13(a)(d)	$40,170,640
50,000,000	National Australia Bank Ltd., 0.99%, 11/12/13(a)(d)	50,221,556
62,000,000	National Australia Bank Ltd., 5.35%, 6/12/13(a)	62,606,428
30,000,000	Westpac Banking Corp., 0.85%, 10/18/13(a)(d)	30,092,247
24,005,000	Westpac Banking Corp., 2.10%, 8/2/13	24,146,137
7,300,000	Westpac Banking Corp. NY, 1.06%, 7/10/13(d)	7,316,947

		466,736,934

Banks - Canadian — 5.55%
28,337,000	Bank of Montreal, 2.13%, 6/28/13	28,464,805
8,596,000	Bank of Nova Scotia, 2.38%, 12/17/13	8,715,101
100,000,000	Bank of Nova Scotia Houston, 0.37%, 4/11/14(d)	100,000,000
15,500,000	Bank of Nova Scotia Houston, 0.55%, 7/19/13(d)	15,509,343
33,040,000	Canadian Imperial Bank of Commerce Canada, 1.45%, 9/13/13	33,207,354
100,000,000	Canadian Imperial Bank of Commerce NY, 0.33%, 7/31/13(d)	100,000,000
100,000,000	Canadian Imperial Bank of Commerce NY, 0.33%, 10/5/13(d)	100,000,000
50,000,000	Canadian Imperial Bank of Commerce NY, 0.59%, 6/3/13(d)	50,028,471
28,000,000	Toronto Dominion Bank NY, 0.25%, 11/15/13(d)	28,000,000
120,000,000	Toronto Dominion Bank NY, 0.30%, 7/26/13(d)	120,000,000
101,400,000	Toronto-Dominion Bank NY, 0.48%, 7/26/13(d)	101,475,993

		685,401,067

Banks - Domestic — 3.42%
15,000,000	Bank of New York Mellon Corp., 4.50%, 4/1/13	15,000,000
75,000,000	JPMorgan Chase Bank NA, 0.37%, 4/17/14(d)	75,000,000
100,000,000	JPMorgan Chase Bank NA, 0.40%, 4/21/14(d)	100,000,000
61,287,000	Wells Fargo & Co., 5.50%, 5/1/13	61,534,505
170,000,000	Wells Fargo Bank NA, 0.35%, 4/22/14(d)	170,000,000

		421,534,505

Banks - Foreign — 3.59%
71,245,000	Credit Suisse New York, 5.00%, 5/15/13	71,641,516
5,800,000	Nordea Bank AB, 1.20%, 1/14/14(a)(d)	5,842,862
50,050,000	Nordea Bank AB, 1.75%, 10/4/13(a)	50,376,614
34,000,000	Nordea Bank Finland Plc NY, 0.75%, 4/5/13(d)	34,001,864
122,460,000	Rabobank Nederland, 0.50%, 7/25/13(d)	122,571,549
32,849,000	Rabobank Nederland, 1.85%, 1/10/14	33,213,459
50,000,000	Rabobank Nederland NY, 0.41%, 3/14/14(d)	50,000,000
75,000,000	Svenska Handelsbanken AB, 0.39%, 4/4/14(d)	75,000,000

		442,647,864

Consumer Discretionary — 0.43%
35,000,000	Coca-Cola Co., 0.23%, 3/14/14(d)	35,001,512
18,400,000	Coca-Cola Co., 0.75%, 11/15/13	18,446,387

		53,447,899

Consumer Staples — 1.40%
31,511,000	Wal-Mart Stores, Inc., 4.55%, 5/1/13	31,619,235

8

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

March 31, 2013 (Unaudited)

Principal Amount		Value
$140,000,000	Wal-Mart Stores, Inc. STEP, 5.48%, 6/1/13(d)	$141,212,446

		172,831,681

Finance - Diversified Domestic — 5.65%
9,195,000	Caterpillar Financial Services Corp., 1.55%, 12/20/13	9,274,023
5,000,000	Caterpillar Financial Services Corp., 4.60%, 1/15/14	5,167,878
19,071,000	Credit Suisse USA Inc, 0.56%, 4/12/13(d)	19,072,804
10,230,000	ETC Holdings LLC, 0.20%, 4/1/28, (LOC: U.S. Bank)(d)	10,230,000
3,615,000	GBG LLC, 0.18%, 9/1/27, (LOC: Bank of New York)(a)(d)	3,615,000
27,460,000	General Electric Capital Corp., 1.16%, 1/7/14(d)	27,635,705
75,000,000	General Electric Capital Corp., 1.88%, 9/16/13	75,498,439
84,131,000	General Electric Capital Corp., 2.10%, 1/7/14	85,265,390
40,000,000	General Electric Capital Corp., 4.80%, 5/1/13	40,154,714
42,446,000	General Electric Capital Corp., 5.40%, 9/20/13	43,423,842
12,166,000	John Deere Capital Corp., 1.88%, 6/17/13	12,206,369
69,910,000	JPMorgan Chase & Co., 4.75%, 5/1/13	70,166,300
45,600,000	NGSP, Inc., 0.18%, 6/1/46, (LOC: Wells Fargo Bank)(d)	45,600,000
25,000,000	Toyota Motor Credit Corp., 0.28%, 12/9/13(d)	25,000,000
100,000,000	Toyota Motor Credit Corp., 0.29%, 2/24/14(d)	100,000,000
75,000,000	Toyota Motor Credit Corp., 0.38%, 7/25/13(d)	75,000,000
50,000,000	Toyota Motor Credit Corp., 0.46%, 4/3/13(d)	50,000,794

		697,311,258

Health Care — 0.41%
50,925,000	Novartis Capital Corp., 1.90%, 4/24/13	50,978,136

Industrials — 0.26%
7,400,000	Caterpillar, Inc., 0.46%, 5/21/13(d)	7,402,622
24,000,000	Texas Instruments, Inc., 0.47%, 5/15/13(d)	24,007,481

		31,410,103

Information Technology — 0.30%
37,060,000	International Business Machines Corp., 2.10%, 5/6/13	37,120,031

Insurance — 3.70%
20,000,000	Berkshire Hathaway Finance Corp., 1.50%, 1/10/14	20,187,125
28,838,000	Berkshire Hathaway Finance Corp., 4.60%, 5/15/13	28,982,279
80,000,000	Berkshire Hathaway Finance Corp., 4.63%, 10/15/13	81,853,578
29,179,000	MassMutual Global Funding II, 0.44%, 12/6/13(a)(d)	29,218,155
3,124,000	MassMutual Global Funding II, 0.69%, 1/14/14(a)(d)	3,133,706
9,900,000	MassMutual Global Funding II, 0.78%, 9/27/13(a)(d)	9,926,844
25,000,000	MetLife Institutional Funding, Series II, 0.56%, 4/3/13(a)(d)	25,000,000
40,000,000	MetLife Institutional Funding II, 0.38%, 1/10/14(a)(d)	40,000,000
83,600,000	Metropolitan Life Global Funding, Series I, 0.63%, 3/19/14(a)(d)	83,856,951
88,600,000	Metropolitan Life Global Funding, Series I, 5.13%, 4/10/13(a)	88,705,846
3,700,000	New York Life Global Funding, 1.85%, 12/13/13(a)	3,740,755
41,540,000	New York Life Global Funding, 4.65%, 5/9/13(a)	41,726,821

		456,332,060

9

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

March 31, 2013 (Unaudited)

Principal Amount		Value
Materials — 0.28%
$33,873,000	BHP Billiton Finance USA Ltd., 0.56%, 2/18/14(d)	$33,969,316

Total Corporate Bonds		3,549,720,854

(Cost $3,549,720,854)
Municipal Bonds — 8.40%
California — 0.71%
55,450,000	Abag Finance Authority For Nonprofit Corps. Revenue, Series A, 0.12%, 12/15/37, (Credit Support: Fannie Mae)(d)	55,450,000
10,000,000	California State TECP, 0.17%, 4/24/13(b)	10,000,000
22,000,000	University of California TECP, 0.16%, 4/3/13(b)	21,999,804

		87,449,804

Georgia — 0.45%
25,000,000	Municipal Electric Authority TECP, 0.20%, 4/29/13(b)	25,000,000
30,820,000	Valdosta-Lowndes County Industrial Development Authority Revenue, Series B, 0.20%, 6/1/28, (LOC: Wells Fargo Bank)(d)	30,820,000

		55,820,000

Kentucky — 0.21%
17,000,000	Kentucky Higher Education Student Loan Corp. Refunding Revenue, Series A1, 0.13%, 6/1/37, (Credit Support: GTY Student Loans), (LOC: State Street B&T Co.)(d)	17,000,000
9,000,000	Kentucky Higher Education Student Loan Corp. Refunding Revenue, Series A2, 0.13%, 6/1/38, (Credit Support: GTY Student Loans), (LOC: State Street B&T Co.)(d)	9,000,000

		26,000,000

Maryland — 0.09%
10,475,000	Montgomery County Housing Opportunities Commission Refunding Revenue, Series D, 0.17%, 7/1/39, (LOC: PNC Bank NA, Freddie Mac)(d)	10,475,000

Michigan — 0.20%
25,000,000	Michigan Finance Authority Taxable School Loan Refunding Revenue, 0.17%, 9/1/50, (LOC: PNC Bank NA)(d)	25,000,000

New Jersey — 0.18%
21,495,000	New Jersey Health Care Facilities Financing Authority Barnabas Health Refunding Revenue, 0.18%, 7/1/38, (LOC: JPMorgan Chase Bank NA)(d)	21,495,000

New York — 0.49%
11,545,000	JPMorgan Chase Putters Drivers Trust Public Improvement Revenue, Series 4043, 0.15%, 4/1/14(a)(d)	11,545,000

10

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

March 31, 2013 (Unaudited)

Principal Amount		Value
$ 10,000,000	Nassau Health Care Corp. Refunding Revenue, Series A, 0.19%, 8/1/22, (Credit Support: County GTY), (LOC: JP Morgan Chase Bank NA)	$10,000,000
39,085,000	New York City Housing Development Corp. Multi Family Housing Revenue, Series B, 0.16%, 4/15/36, (Credit Support: Fannie Mae)(d)	39,085,000

		60,630,000

Ohio — 0.31%
9,350,000	City of Grove Multi Family Housing Regency Arms Apartment Revenue, 0.10%, 6/15/30, (Credit Support: Fannie Mae)(d)	9,350,000
29,000,000	Cleveland Apartment System Revenue, Series F, 0.14%, 1/1/33, (LOC: JPMorgan Chase Bank NA)(d)	29,000,000

		38,350,000

Pennsylvania — 0.60%
54,900,000	Blair County Industrial Development Authority Refunding Revenue, 0.17%, 10/1/28, (LOC: PNC Bank NA)(d)	54,900,000
19,425,000	Derry Township Industrial & Commercial Development Authority Revenue, 0.17%, 11/1/30, (LOC: PNC Bank NA)(d)	19,425,000

		74,325,000

South Dakota — 0.45%
22,200,000	South Dakota Housing Development Authority Home Ownership Mortgage Revenue, Series C, 0.12%, 5/1/37(d)	22,200,000
33,525,000	South Dakota Housing Development Authority Home Ownership Mortgage Revenue, Series I, 0.12%, 5/1/38(d)	33,525,000

		55,725,000

Tennessee — 0.16%
19,100,000	Johnson City Health & Educational Facilities Board Revenue, Series B2, 0.17%, 7/1/33, (LOC: PNC Bank NA)(d)	19,100,000

Texas — 2.92%
300,000,000	JPMorgan Chase Putters Drivers Trust, Cash Flow Management Revenue, Series 4262, 0.15%, 8/30/13(a)(d)	300,000,000
20,000,000	Texas State Veteran’s Fund Housing GO, Series A-2, 0.15%, 12/1/29, (LOC: JP Morgan Chase & Co.)(d)	20,000,000
11,850,000	Texas State Veteran’s Fund Refunding GO, 0.17%, 6/1/31, (LOC: JP Morgan Chase & Co.)(d)	11,850,000
6,160,000	Texas State Veteran’s Fund Refunding GO, Series I-C, 0.17%, 12/1/25, (LOC: JP Morgan Chase & Co.)(d)	6,160,000
6,250,000	Texas State Veteran’s Fund Refunding GO, Series I-D, 0.17%, 6/1/20, (LOC: JP Morgan Chase & Co.)(d)	6,250,000
16,215,000	Texas State Veteran’s Fund Refunding GO, Series II-C, 0.17%, 6/1/29, (LOC: JP Morgan Chase & Co.)(d)	16,215,000

		360,475,000

Utah — 0.06%
7,850,000	Ogden City Redevelopment Agency Refunding Revenue, Series A, 0.20%, 6/1/31, (LOC: Wells Fargo Bank)(d)	7,850,000

11

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

March 31, 2013 (Unaudited)

Principal Amount		Value
Virginia — 1.57%
$179,000,000	Federal Home Loan Mortgage Corp., Multi Family Housing Revenue, Series M017, Class A, 0.17%, 9/15/50, (Credit Support: Freddie Mac)(d)	$179,000,000
15,005,000	Newport News Industrial Development Authority Industrial Improvement Revenue, Series B, 0.20%, 7/1/31, (LOC: JPMorgan Chase Bank NA)(d)	15,005,000

		194,005,000

Total Municipal Bonds		1,036,699,804

(Cost $1,036,699,804)

U.S. Government Agency Obligations — 3.54%
Federal Home Loan Bank — 1.21%
50,000,000	0.11%, 4/5/13(b)	49,999,389
100,000,000	0.11%, 2/3/14(d)	99,964,956

		149,964,345

Freddie Mac — 2.33%
187,000,000	0.15%, 5/16/13(d)	187,001,842
100,000,000	0.15%, 6/17/13(d)	99,995,910

		286,997,752

Total U.S. Government Agency Obligations		436,962,097

(Cost $436,962,097)

U.S. Treasury Obligations — 3.37%
U.S. Treasury Bills — 1.41%
175,000,000	0.08%, 4/25/13(b)	174,991,250

U.S. Treasury Notes — 1.96%
216,000,000	1.00%, 1/15/14	217,407,924
24,000,000	1.25%, 2/15/14	24,224,211

Total U.S. Treasury Obligations		416,623,385

(Cost $416,623,385)

Repurchase Agreements — 12.80%
160,000,000	BNP Paribas Securities Corp. dated 3/28/13; due 4/1/13 at 0.15% with maturity value of $160,002,667 (fully collateralized by a U.S. Treasury Note security with a maturity date of 9/30/14 at a rate of 0.25%)	160,000,000

12

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

March 31, 2013 (Unaudited)

Principal Amount		Value
$ 15,000,000	BNP Paribas Securities Corp. dated 3/28/13; due 4/1/13 at 0.23% with maturity value of $15,000,383 (fully collateralized by a Fannie Mae security with a maturity date of 5/1/40 at a rate of 4.50%)	$15,000,000
285,000,000	Citibank N.A., dated 3/28/13; due 4/1/13 at 0.15% with maturity value of $285,004,750 (fully collateralized by U.S. Treasury Bill securities with maturity dates ranging from 1/15/21 to 7/15/22 at rates ranging from 0.125% to 1.125%)	285,000,000
285,000,000	Citibank N.A., dated 3/28/13; due 4/1/13 at 0.20% with maturity value of $285,006,333 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 9/1/18 to 3/1/43 at rates ranging from 2.50% to 6.00%)	285,000,000
35,000,000	Deutsche Bank Securities, dated 3/28/13; due 4/1/13 at 0.15% with maturity value of $35,000,583 (fully collateralized by U.S. Treasury Note securities with maturity dates ranging from 10/31/17 to 12/31/17 at a rate of 0.75%)	35,000,000
50,000,000	Deutsche Bank Securities, dated 3/28/13; due 4/1/13 at 0.25% with maturity value of $50,001,389 (fully collateralized by a U.S. Treasury Note with a maturity date of 12/31/17 at a rate of 0.75%)	50,000,000
75,000,000	Goldman Sachs & Co. dated 3/28/13; due 4/1/13 at 0.18% with maturity value of $75,001,500 (fully collateralized by a Fannie Mae security with a maturity date of 4/27/17 at a rate of 1.125%)	75,000,000
125,000,000	Goldman Sachs & Co. dated 3/28/13; due 4/1/13 at 0.20% with maturity value of $125,002,778 (fully collateralized by Ginnie Mae securities with maturity dates ranging from 11/20/41 to 12/20/42 at rates ranging from 3.50% to 4.00%)	125,000,000
50,000,000	Merrill Lynch, Pierce, Fenner, Smith. dated 3/25/13; due 4/1/13 at 0.10% with maturity value of $50,000,972 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 10/1/17 to 12/1/42 at rates ranging from 2.50% to 8.00%)	50,000,000
50,000,000	Merrill Lynch, Pierce, Fenner, Smith. dated 3/27/13; due 4/3/13 at 0.10% with maturity value of $50,000,972 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 4/1/18 to 3/1/43 at rates ranging from 2.50% to 8.00%)	50,000,000
50,000,000	Merrill Lynch, Pierce, Fenner, Smith. dated 3/28/13; due 4/4/13 at 0.11% with maturity value of $50,001,069 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 1/1/16 to 3/1/43 at rates ranging from 2.50% to 7.00%)	50,000,000

13

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

March 31, 2013 (Unaudited)

Principal Amount		Value
$ 50,000,000	Merrill Lynch, Pierce, Fenner, Smith. dated 3/28/13; due 4/5/13 at 0.11% with maturity value of $50,001,222 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 7/1/14 to 3/1/43 at rates ranging from 2.50% to 9.00%)	$50,000,000
350,000,000	TD Securities (USA). dated 3/28/13; due 4/1/13 at 0.17% with maturity value of $350,006,611 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 10/1/41 to 3/1/43 at rates ranging from 3.00% to 4.00%)	350,000,000

Total Repurchase Agreements		1,580,000,000

(Cost $1,580,000,000)

Total Investments		12,431,546,287
(Cost $12,431,546,287)(e) — 100.74%

Liabilities in excess of other assets — (0.74)%		(91,669,372)

NET ASSETS — 100.00%		$12,339,876,915

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(b)	Represents effective yield to maturity on date of purchase.
(c)	Issuer is a U.S. branch of a foreign domiciled bank.
(d)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on March 31, 2013. The maturity date represents the actual maturity date. The security’s effective maturity resets periodically.
(e)	Tax cost of securities is equal to book cost of securities.

Abbreviations used are defined below:

GO - General Obligation

GTY - Guaranty

LOC - Letter of Credit

STEP - Step Coupon Bond

TECP - Tax Exempt Commercial Paper

See notes to financial statements.

14

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund

March 31, 2013 (Unaudited)

Principal Amount		Value
U.S. Government Agency Backed Municipal Bonds — 12.18%
California — 6.80%
$36,000,000	Abag Finance Authority For Nonprofit Corps. Lakeside Village Apartments Revenue, 0.11%, 10/1/46, (Credit Support: Freddie Mac)(a)	$36,000,000
58,400,000	California Housing Finance Agency Revenue, Series B, 0.10%, 2/1/35, (LOC: Fannie Mae, Freddie Mac)(a)	58,400,000
45,695,000	California Housing Finance Agency Revenue, Series F, 0.10%, 2/1/37, (LOC: Fannie Mae, Freddie Mac)(a)	45,695,000
59,580,000	California Housing Finance Agency Revenue, Series F, 0.10%, 2/1/38, (LOC: Fannie Mae, Freddie Mac)(a)	59,580,000
19,180,000	California Housing Finance Agency Revenue, Series J, 0.12%, 2/1/32, (LOC: Fannie Mae, Freddie Mac)(a)	19,180,000
14,600,000	California Statewide Communities Development Agency Multi Family Revenue, Series DD, 0.11%, 10/15/36, (Credit Support: Fannie Mae)(a)	14,600,000
10,750,000	California Statewide Communities Development Authority Multi Family Revenue, Series E, 0.12%, 12/15/35, (Credit Support: Fannie Mae)(a)	10,750,000
29,320,000	California Statewide Communities Development Authority Single Family Revenue, Series NN-1, 0.11%, 11/15/37, (Credit Support: Fannie Mae)(a)	29,320,000
32,615,000	City of Los Angeles Housing Fountain Park Revenue, Phase II-B, 0.10%, 3/15/34, (Credit Support: Fannie Mae)(a)	32,615,000
8,500,000	City of San Jose Cinnabar Commons Revenue, Series C, 0.11%, 2/1/37, (Credit Support: Freddie Mac)(a)	8,500,000
12,595,000	San Diego Housing Authority Hillside Garden Apartment Revenue, Series B, 0.14%, 1/15/35, (Credit Support: Fannie Mae)(a)	12,595,000
20,800,000	San Francisco City & County Housing Authority City Heights Apartments Refunding Revenue, Series A, 0.11%, 6/15/25, (Credit Support: Fannie Mae)(a)	20,800,000
25,200,000	San Francisco City and County Redevelopment Agency Revenue, Series C, 0.10%, 6/15/34, (Credit Support: Fannie Mae)(a)	25,200,000

		373,235,000

Indiana — 0.50%
27,700,000	City of Indianapolis Lakeside Pointe & Fox Club Refunding Revenue, 0.12%, 11/15/37, (Credit Support: Fannie Mae)(a)	27,700,000

Louisiana — 0.23%
12,600,000	Louisiana Public Facilities Authority Refunding Revenue, 0.11%, 4/1/36, (Credit Support: Freddie Mac)(a)	12,600,000

New York — 2.93%
14,205,000	New York City Housing Development Corp. First Avenue Development Revenue, Series A, 0.12%, 10/15/35, (Credit Support: Fannie Mae)(a)	14,205,000
22,370,000	New York City Housing Development Corp. Related-Monterey Revenue, Series A, 0.10%, 11/15/19, (Credit Support: Fannie Mae)(a)	22,370,000

15

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2013 (Unaudited)

Principal Amount		Value
$ 37,500,000	New York City Housing Development Corp.West 61st Street Apartments Revenue, Series A, 0.12%, 12/15/37, (Credit Support: Fannie Mae)(a)	$37,500,000
20,000,000	New York State Housing Finance Agency 150 East 44th Street Revenue, Series A, 0.12%, 5/15/32, (Credit Support: Fannie Mae)(a)	20,000,000
25,000,000	New York State Housing Finance Agency Clinton Green North Revenue, Series A, 0.12%, 11/1/38, (Credit Support: Freddie Mac)(a)	25,000,000
41,750,000	New York State Housing Finance Agency North End Revenue, Series A, 0.12%, 11/15/36, (Credit Support: Fannie Mae)(a)	41,750,000

		160,825,000

Tennessee — 0.15%
8,110,000	Shelby County Health Educational & Housing Facilities Board Refunding Revenue, Series A-1, 0.13%, 12/15/37, (Credit Support: Fannie Mae)(a)	8,110,000

Virginia — 1.57%
53,100,000	Federal Home Loan Mortgage Corp. Multi Family Housing Revenue, Series MO15, Class A, 0.16%, 5/15/46, (Credit Support: Freddie Mac)(a)	53,100,000
32,865,000	Federal Home Loan Mortgage Corp. Multi Family Housing Revenue, Series MO21, Class A, 0.16%, 6/15/36, (Credit Support: Freddie Mac)(a)	32,865,000

		85,965,000

Total U.S. Government Agency Backed Municipal Bonds		668,435,000

(Cost $668,435,000)
U.S. Government Agency Obligations — 72.36%
Fannie Mae — 31.38%
25,000,000	0.10%, 6/19/13(b)	24,994,514
16,000,000	0.11%, 7/10/13(b)	15,995,111
120,000,000	0.12%, 4/1/13(b)	120,000,000
57,393,000	0.12%, 4/1/13(b)	57,393,000
18,241,300	0.12%, 4/1/13(b)	18,241,300
29,980,000	0.12%, 6/3/13(b)	29,973,573
25,000,000	0.12%, 6/5/13(b)	24,994,583
25,000,000	0.12%, 6/18/13(b)	24,993,500
140,032,000	0.13%, 5/1/13(b)	140,016,830
120,000,000	0.13%, 5/1/13(b)	119,987,500
42,222,000	0.13%, 5/1/13(b)	42,217,602
25,243,000	0.13%, 5/1/13(b)	25,240,371
22,937,000	0.13%, 5/1/13(b)	22,934,611
140,032,000	0.14%, 4/1/13(b)	140,032,000
93,427,700	0.14%, 4/1/13(b)	93,427,700
45,258,009	0.14%, 4/1/13(b)	45,258,009
16,924,300	0.14%, 4/1/13(b)	16,924,300

16

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2013 (Unaudited)

Principal Amount		Value
$38,574,338	0.14%, 5/1/13(b)	$38,569,998
52,000,000	0.14%, 7/1/13(b)	51,981,269
37,415,000	0.14%, 7/1/13(b)	37,401,523
34,793,000	0.14%, 7/1/13(b)	34,780,467
26,135,000	0.14%, 7/1/13(b)	26,125,586
104,000,000	0.15%, 4/3/13(b)	103,999,133
25,000,000	0.15%, 9/3/13(b)	24,983,854
19,700,000	0.16%, 4/1/13(b)	19,700,000
25,000,000	0.17%, 11/14/13(a)	24,995,336
50,000,000	0.17%, 2/27/15(a)	49,975,991
100,000,000	0.18%, 6/20/14(a)	99,975,339
25,000,000	0.19%, 8/12/13(a)	25,000,956
40,000,000	0.50%, 8/9/13	40,041,679
50,000,000	1.25%, 2/27/14	50,483,364
13,714,000	1.50%, 6/26/13	13,758,231
60,248,000	3.25%, 4/9/13	60,288,728
18,000,000	3.88%, 7/12/13	18,186,969
12,922,000	4.38%, 7/17/13	13,077,155
25,000,000	4.63%, 10/15/13	25,593,494

		1,721,543,576

Federal Farm Credit Bank — 3.11%
25,000,000	0.10%, 4/15/13(b)	24,999,028
17,750,000	0.17%, 7/24/13(a)	17,752,574
9,500,000	0.17%, 8/1/13(a)	9,500,991
75,000,000	0.19%, 7/22/13(a)	75,014,228
43,450,000	0.22%, 6/19/13	43,446,844

		170,713,665

Federal Home Loan Bank — 32.51%
58,775,000	0.07%, 4/10/13(b)	58,773,971
25,000,000	0.07%, 4/12/13(b)	24,999,458
35,000,000	0.09%, 1/3/14(a)	34,994,633
25,000,000	0.10%, 4/17/13(b)	24,998,889
25,000,000	0.10%, 6/12/13(b)	24,995,000
25,000,000	0.11%, 5/10/13(b)	24,997,021
50,000,000	0.11%, 6/19/13(b)	49,987,931
24,000,000	0.11%, 7/12/13(b)	23,992,520
100,000,000	0.11%, 2/3/14(a)	99,964,957
50,000,000	0.11%, 4/5/13(b)	49,999,389
21,000,000	0.12%, 7/22/13	20,999,090
33,000,000	0.12%, 7/26/13(b)	32,987,240
56,461,000	0.13%, 7/1/13(b)	56,443,160
100,000,000	0.13%, 6/5/13(b)	99,977,431
25,000,000	0.14%, 5/15/13(b)	24,995,875
17,500,000	0.14%, 7/8/13	17,499,249
22,000,000	0.14%, 7/25/13(a)	22,000,000

17

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2013 (Unaudited)

Principal Amount		Value
$ 50,000,000	0.14%, 11/6/13	$49,991,950
50,000,000	0.15%, 4/5/13	49,999,880
31,500,000	0.16%, 4/12/13(b)	31,498,460
42,450,000	0.16%, 4/18/13	42,449,564
25,000,000	0.16%, 4/19/13(b)	24,998,000
71,000,000	0.16%, 5/23/13(a)	71,000,000
45,000,000	0.17%, 9/6/13(a)	45,000,087
45,750,000	0.17%, 11/13/13(a)	45,750,000
50,000,000	0.17%, 5/23/14(a)	49,994,196
100,000,000	0.17%, 4/15/14(a)	99,999,861
90,000,000	0.18%, 12/6/13(a)	89,996,888
25,000,000	0.18%, 4/15/14	24,995,604
26,500,000	0.19%, 5/1/13	26,502,036
20,000,000	0.21%, 9/24/13	19,998,746
67,200,000	0.22%, 4/25/13	67,202,611
50,000,000	0.22%, 5/3/13	50,002,592
40,000,000	0.23%, 4/16/13	39,999,704
20,000,000	0.24%, 4/16/13	20,000,734
50,000,000	0.24%, 5/21/13	49,999,033
47,750,000	0.25%, 7/1/13	47,745,998
25,000,000	0.25%, 7/19/13	25,005,123
13,550,000	0.28%, 7/26/13	13,553,149
46,750,000	0.50%, 8/28/13	46,804,892
40,000,000	1.63%, 6/14/13	40,116,257
18,000,000	4.00%, 9/6/13	18,294,540

		1,783,505,719

Freddie Mac — 5.30%
50,000,000	0.15%, 5/6/13(b)	49,992,708
100,000,000	0.15%, 5/16/13(a)	100,000,652
40,000,000	0.15%, 6/17/13(a)	39,998,364
75,642,000	1.63%, 4/15/13	75,685,821
24,694,000	4.50%, 7/15/13	25,002,166

		290,679,711

Overseas Private Investment Corp. — 0.06%
1,400,000	0.15%, 3/15/15(a)	1,400,000
1,980,884	0.15%, 11/15/13(a)	1,980,884

		3,380,884

Total U.S. Government Agency Obligations		3,969,823,555

(Cost $3,969,823,555)

U.S. Treasury Obligations — 11.17%
U.S. Treasury Bills — 6.20%
25,000,000	0.08%, 4/25/13(b)	24,998,750
50,000,000	0.09%, 4/18/13(b)	49,997,916

18

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2013 (Unaudited)

Principal Amount		Value
$265,000,000	0.13%, 4/25/13(b)	$264,976,941

		339,973,607

U.S. Treasury Notes — 4.97%
60,000,000	1.00%, 1/15/14	60,391,090
75,000,000	1.25%, 3/15/14	75,757,753
30,000,000	1.75%, 4/15/13	30,017,114
60,000,000	2.75%, 10/31/13	60,893,339
25,000,000	3.13%, 8/31/13	25,309,538
20,500,000	3.50%, 5/31/13	20,612,061

		272,980,895

Total U.S. Treasury Obligations		612,954,502

(Cost $612,954,502)
Repurchase Agreements — 13.31%
65,000,000	BNP Paribas Securities Corp. dated 3/28/13; due 4/1/13 at 0.15% with maturity value of $65,001,083 (fully collateralized by a U.S. Treasury Bill security with a maturity date of 4/15/15 at a rate of 0.50%)	65,000,000
20,000,000	BNP Paribas Securities Corp. dated 3/28/13; due 4/1/13 at 0.23% with maturity value of $20,000,511 (fully collateralized by a Fannie Mae security with a maturity date of 5/1/40 at a rate of 4.50%)	20,000,000
140,000,000	Citibank N.A., dated 3/28/13; due 4/1/13 at 0.15% with maturity value of $140,002,333 (fully collateralized by a U.S. Treasury Bill security with a maturity date of 7/15/15 at a rate of 1.875%)	140,000,000
150,000,000	Citibank N.A., dated 3/28/13; due 4/1/13 at 0.20% with maturity value of $150,003,333 (fully collateralized by Fannie Mae, Freddie Mac and Ginnie Mae securities with maturity dates ranging from 4/1/25 to 3/1/43 at rates ranging from 2.50% to 6.00%)	150,000,000
25,000,000	Goldman Sachs & Co. dated 3/28/13; due 4/1/13 at 0.18% with maturity value of $25,000,500 (fully collateralized by a Federal Farm Credit Bank security with a maturity date of 5/4/15 at a rate of 0.21%)	25,000,000
50,000,000	Goldman Sachs & Co. dated 3/28/13; due 4/1/13 at 0.20% with maturity value of $50,001,111 (fully collateralized by Ginnie Mae securities with maturity dates ranging from 7/20/34 to 3/20/43 at rates ranging from 3.50% to 6.00%)	50,000,000
50,000,000	Merrill Lynch, Pierce, Fenner, Smith. dated 3/26/13; due 4/2/12 at 0.13% with maturity value of $50,001,264 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 2/1/18 to 3/1/43 at rates ranging from 2.00% to 7.50%)	50,000,000
15,000,000	Merrill Lynch, Pierce, Fenner, Smith. dated 3/28/13; due 4/1/13 at 0.10% with maturity value of $15,000,167 (fully collateralized by a U.S. Treasury Bill security with a maturity date of 3/31/14 at a rate of 1.75%)	15,000,000

19

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2013 (Unaudited)

Principal Amount		Value
$ 40,000,000	Merrill Lynch, Pierce, Fenner, Smith. dated 3/28/13; due 4/1/13 at 0.12% with maturity value of $40,000,533 (fully collateralized by Fannie Mae, Federal Home Loan Bank and U.S. Treasury Bill securities with maturity dates ranging from 7/30/13 to 11/30/27 at rates ranging from 0.00% to 5.25%)	$40,000,000
25,000,000	Merrill Lynch, Pierce, Fenner, Smith. dated 3/28/13; due 4/1/13 at 0.14% with maturity value of $25,000,389 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 3/1/18 to 3/1/43 at rates ranging from 2.50% to 6.00%)	25,000,000
150,000,000	TD Securities (USA). dated 3/28/13; due 4/1/13 at 0.17% with maturity value of $150,002,833 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 4/1/27 to 1/1/42 at rates ranging from 3.00% to 5.50%)	150,000,000

Total Repurchase Agreements		730,000,000

(Cost $730,000,000)

Total Investments		5,981,213,057
(Cost $5,981,213,057)(c) — 109.02%

Liabilities in excess of other assets — (9.02)%		(494,843,061)

NET ASSETS — 100.00%		$5,486,369,996

(a)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on March 31, 2013. The maturity date represents the actual maturity date. The security’s effective maturity resets periodically.
(b)	Represents effective yield to maturity on date of purchase.
(c)	Tax cost of securities is equal to book cost of securities.

Abbreviations used are defined below:

LOC -Letter of Credit

See notes to financial statements.

20

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund

March 31, 2013 (Unaudited)

Principal Amount		Value
Municipal Bonds — 98.88%
Alaska — 0.71%
$10,000,000	Alaska International Airports System Refunding Revenue, Series A, 0.12%, 10/1/30, (LOC: State Street Bank & Trust Co.)(a)	$10,000,000

Arizona — 0.20%
2,840,000	Maricopa County Industrial Development Authority Gran Victoria Housing Revenue, Series A, 0.12%, 4/15/30, (Credit Support: Fannie Mae)(a)	2,840,000

California — 3.82%
10,000,000	California Affordable Housing Agency Revenue, Series A, 0.12%, 9/15/33, (Credit Support: Fannie Mae)(a)	10,000,000
6,725,000	California Health Facilities Financing Authority Revenue, 0.10%, 3/1/47, (LOC: Bank of Montreal)(a)	6,725,000
6,645,000	California Municipal Finance Authority Pacific Meadows Apartments Revenue, 0.19%, 10/1/47, (Credit Support: Freddie Mac)(a)(b)	6,645,000
6,500,000	City of Ontario Housing Authority, Park Centre Apartments Refunding Revenue, 0.12%, 12/1/35, (Credit Support: Freddie Mac)(a)	6,500,000
7,900,000	City of Tracy Sycamores Apartments Refunding Revenue, Series A, 0.13%, 5/1/15, (LOC: Freddie Mac)(a)	7,900,000
5,675,000	City of Vacaville Sycamores Apartments Refunding Revenue, Series A, 0.11%, 5/15/29, (Credit Support: Fannie Mae)(a)	5,675,000
5,600,000	County of San Bernardino Sycamore Terrace Refunding Revenue, Series A, 0.16%, 5/15/29, (Credit Support: Fannie Mae)(a)	5,600,000
4,830,000	Sacramento County Housing Authority Refunding Revenue, Series C, 0.11%, 7/15/29, (Credit Support: Fannie Mae)(a)	4,830,000

		53,875,000

Colorado — 5.88%
1,250,000	Colorado Health Facilities Authority Arapahoe Housing Project Revenue, Series A, 0.24%, 4/1/24, (LOC: Wells Fargo Bank)(a)	1,250,000
5,600,000	Colorado Health Facilities Authority Crossroads Maranatha Project Refunding Revenue, 0.13%, 12/1/43, (LOC: U.S Bank NA)(a)	5,600,000
50,000,000	Colorado State Education Loan Program Cash Flow Management Revenue, Series C, 1.50%, 6/27/13	50,162,500
3,475,000	County of Pitkin Refunding Revenue, Series A, 0.13%, 12/1/24, (LOC: U.S. Bank NA)(a)	3,475,000
4,930,000	Gateway Regional Metropolitan District Refunding GO, 0.24%, 12/1/37, (LOC: Wells Fargo Bank)(a)	4,930,000
14,250,000	Jefferson County School District R-1 Cash Flow Management Revenue, Series A, 1.50%, 6/28/13	14,294,085
2,700,000	Meridian Ranch Metropolitan District Refunding GO, 0.13%, 12/1/38, (LOC: U.S. Bank NA)(a)	2,700,000
485,000	Parker Automotive Metropolitan District GO, 0.13%, 12/1/34, (LOC: U.S. Bank NA)(a)	485,000

		82,896,585

21

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

March 31, 2013 (Unaudited)

Principal Amount		Value
District Of Columbia — 1.95%
$17,850,000	District of Columbia American University College Improvements Revenue (LOC: Wells Fargo Bank), 0.13%, 1/1/28(a)	$17,850,000
3,880,000	District of Columbia Children’s Defense Fund Refunding Revenue, 0.24%, 4/1/22, (LOC: Wells Fargo Bank)(a)	3,880,000
1,500,000	District of Columbia Internships and Academic Revenue, 0.14%, 7/1/36, (LOC: Branch Banking & Trust)(a)	1,500,000
4,300,000	District of Columbia Jesuit Conference Revenue, 0.14%, 10/1/37, (LOC: PNC Bank NA)(a)	4,300,000

		27,530,000

Florida — 4.85%
4,925,000	Florida State Housing Finance Corp. South Pointe Project Refunding Revenue, Series J, 0.12%, 2/15/28, (Credit Support: Fannie Mae)(a)	4,925,000
5,245,000	JP Morgan Chase Putters/Drivers Trust Seminole County Sales Tax Refunding Revenue, Series 3438Z, 0.13%, 4/1/27(a)(b)	5,245,000
2,225,000	JP Morgan Chase Putters/Drivers Trust Tampa Water Revenue, Series 3617, 0.13%, 10/1/25(a)(b)	2,225,000
35,000,000	JP Morgan Chase Putters/Drivers Trust, Palm Beach School Board COP, Series 4078, 0.15%, 1/31/14, (LOC: JPMorgan Chase Bank NA)(a)(b)	35,000,000
6,835,000	Marion County Industrial Development Authority Refunding Revenue, 0.12%, 11/15/32, (Credit Support: Fannie Mae)(a)	6,835,000
8,615,000	Orange County Housing Finance Authority Refunding Revenue, 0.12%, 6/1/25, (Credit Support: Fannie Mae)(a)	8,615,000
5,540,000	Palm Beach County Health Facilities Authority Jupiter Medical Center Revenue, Series B, 0.11%, 8/1/20, (LOC: TD Bank NA)(a)	5,540,000

		68,385,000

Georgia — 2.70%
7,215,000	Clayton County Housing Authority Refunding Revenue, 0.12%, 9/1/26, (Credit Support: Fannie Mae)(a)	7,215,000
8,490,000	Cobb County Housing Authority Refunding Revenue, 0.14%, 3/1/24, (Credit Support: Freddie Mac)(a)	8,490,000
4,805,000	Fulton County Development Authority School Improvement Revenue, 0.14%, 8/1/35, (LOC: Branch Banking & Trust)(a)	4,805,000
7,525,000	Marietta Housing Authority Refunding Revenue, 0.13%, 7/1/24, (Credit Support: Fannie Mae)(a)	7,525,000
10,000,000	Municipal Electric Authority of Georgia, Project 1 Subseries B Electric Light and Power Improvements Revenue (LOC: Bank of Tokyo-Mitsubishi UFJ), 0.12%, 1/1/48(a)	10,000,000

		38,035,000

Illinois — 2.25%
3,070,000	City of Chicago Waterworks Refunding Revenue, Sub Series, 04-3, 0.13%, 11/1/31, (LOC: State Street Bank & Trust)(a)	3,070,000
7,400,000	Illinois Finance Authority YMCA Metro Chicago Project Refunding Revenue, 0.12%, 6/1/29, (LOC: JP Morgan Chase Bank)(a)	7,400,000

22

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

March 31, 2013 (Unaudited)

Principal Amount		Value
$15,000,000	Illinois State Toll Highway Authority Highway Improvement Revenue, Series A-2A, 0.12%, 7/1/30, (LOC: Bank of Tokyo-Mitsubishi UFJ)(a)	$15,000,000
6,235,000	Village of Channahon Morris Hospital Refunding Revenue, Series A, 0.14%, 12/1/23, (LOC: U.S. Bank NA)(a)	6,235,000

		31,705,000

Indiana — 2.31%
9,000,000	City of Rockport Refunding Revenue, Series A, 0.13%, 7/1/25, (LOC: Bank of Tokyo-Mitsubishi UFJ)(a)	9,000,000
23,600,000	Indiana Finance Authority Ascension Health Refunding Revenue, Series E7, 0.12%, 11/15/33(a)	23,600,000

		32,600,000

Iowa — 1.11%
5,600,000	City of Urbandale Interstate Acres LP Refunding Revenue, 0.14%, 12/1/14, (LOC: Bankers Trust Co., Federal Home Loan Bank, Des Moines)(a)	5,600,000
1,700,000	Iowa Higher Education Loan Authority Cash Flow Management Revenue, Series C, 2.00%, 5/16/13, (LOC: U.S. Bank NA)	1,703,446
7,270,000	Iowa Higher Education Loan Authority University & College Revenue, 0.24%, 5/1/20, (LOC: Wells Fargo Bank)(a)	7,270,000
1,125,000	Woodbury County Revenue, 0.24%, 11/1/16, (LOC: U.S. Bank NA)(a)	1,125,000

		15,698,446

Louisiana — 2.46%
18,000,000	East Baton Rouge Parish Industrial Development Board, Inc. Exxon Mobil Project Refunding Revenue, 0.12%, 3/1/22(a)	18,000,000
3,868,000	East Baton Rouge Parish Industrial Development Board, Inc. Exxon Mobil Project Refunding Revenue, 0.12%, 12/1/51(a)	3,868,000
9,055,000	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, Series A, 0.12%, 10/1/37, (LOC: First NBC Bank, Federal Home Loan Bank, Dallas)(a)	9,055,000
3,770,000	Shreveport Home Mortgage Authority Refunding Revenue, 0.12%, 2/15/23, (Credit Support: Fannie Mae)(a)	3,770,000

		34,693,000

Massachusetts — 4.62%
25,000,000	Commonwealth of Massachusetts, Series A Cash Flow Management GO, 2.00%, 4/25/13	25,031,125
40,000,000	Commonwealth of Massachusetts, Series B Cash Flow Management GO, 2.00%, 5/23/13	40,107,677

		65,138,802

Michigan — 6.83%
5,000,000	Michigan State Finance Authority Cash Flow Management Revenue, Series B1, 2.00%, 8/20/13	5,030,769
10,000,000	Michigan State Hospital Finance Authority, Trinity Health Group, Revenue TECP, 0.14%, 5/15/13(c)	10,000,000

23

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

March 31, 2013 (Unaudited)

Principal Amount		Value
$35,000,000	Michigan State Hospital Finance Authority, Trinity Health Group, Revenue TECP, 0.14%, 5/21/13(c)	$35,000,000
10,340,000	Michigan State Hospital Finance Authority, Trinity Health Group, Revenue TECP, 0.15%, 5/20/13(c)	10,340,000
36,010,000	University of Michigan TECP, 0.15%, 6/5/13(c)	36,010,000

		96,380,769

Minnesota — 13.47%
1,825,000	City of Bloomington Bristol Village Apartments Project Refunding Revenue, Series A1, 0.13%, 11/15/32, (Credit Support: Fannie Mae)(a)	1,825,000
4,860,000	City of Burnsville Berkshire Project Refunding Revenue, Series A, 0.13%, 7/15/30, (Credit Support: Fannie Mae)(a)	4,860,000
8,350,000	City of Burnsville Southwind Apartments Project Refunding Revenue, 0.13%, 1/1/35, (Credit Support: Freddie Mac)(a)	8,350,000
12,235,000	City of Inver Grove Heights Refunding Revenue, 0.13%, 5/15/35, (Credit Support: Fannie Mae)(a)	12,235,000
6,375,000	City of Minnetonka Beacon Hill Refunding Revenue, 0.13%, 5/15/34, (Credit Support: Fannie Mae)(a)	6,374,996
3,865,000	City of Minnetonka, Minnetonka Hills Apartments Refunding Revenue, 0.13%, 11/15/31, (Credit Support: Fannie Mae)(a)	3,865,000
12,880,000	City of Oak Park Heights Boutwells Landing Refunding Revenue, 0.13%, 11/1/35, (Credit Support: Freddie Mac)(a)	12,880,000
3,820,000	City of Saint Louis Park Parkshore Senior Project Refunding Revenue, 0.13%, 8/1/34, (Credit Support: Freddie Mac)(a)	3,820,000
5,565,000	City of Saint Louis Park Westwind Apartments Project Refunding Revenue, 0.13%, 9/15/33, (Credit Support: Fannie Mae)(a)	5,565,000
1,135,000	City of Spring Lake Park Oak Crest Apartments Project Refunding Revenue, 0.13%, 2/15/33, (Credit Support: Fannie Mae)(a)	1,135,000
7,900,000	Midwest Consortium of Municipal Utilities Refunding Revenue, Series B, 0.14%, 10/1/35, (LOC: U.S. Bank NA)(a)	7,900,000
25,365,000	Rochester Health Care Facilities TECP, 0.12%, 11/15/38, (Credit Support: Mayo Clinic Foundation)(c)	25,365,000
10,000,000	Rochester Health Care Facilities TECP, 0.16%, 6/4/13, (Credit Support: Mayo Clinic Foundation)(c)	10,000,000
38,550,000	Rochester Health Care Facilities TECP, 0.16%, 7/3/13, (Credit Support: Mayo Clinic Foundation)(c)	38,550,000
3,900,000	Saint Cloud Independent School District No 742 Cash Flow Management GO, Series B, 1.50%, 8/13/13, (Credit Support: School District Credit Program)	3,917,124
4,050,000	Saint Paul Housing & Redevelopment Authority Highland Ridge Project Refunding Revenue, 0.13%, 10/1/33, (Credit Support: Freddie Mac)(a)	4,050,000
7,745,000	Saint Paul Port Authority Sibley Project Refunding Revenue, 0.12%, 2/1/34, (Credit Support: Freddie Mac)(a)	7,744,995
19,250,000	University of Minnesota TECP, 0.15%, 5/16/13(c)	19,250,000
2,100,000	University of Minnesota TECP, 0.15%, 5/16/13(c)	2,100,000
10,150,000	University of Minnesota TECP, 0.15%, 6/5/13(c)	10,150,000

		189,937,115

24

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

March 31, 2013 (Unaudited)

Principal Amount		Value
Mississippi — 4.99%
$13,770,000	Mississippi Business Finance Corp. Chevron USA Inc. Project Revenue, Series B, 0.14%, 12/1/30(a)	$13,770,000
15,500,000	Mississippi Business Finance Corp. Chevron USA Inc. Project Revenue, Series F, 0.13%, 12/1/30(a)	15,500,000
5,000,000	Mississippi Business Finance Corp. Chevron USA Inc. Project Revenue, Series F, 0.14%, 11/1/35(a)	5,000,000
13,380,000	Mississippi Business Finance Corp. Chevron USA Inc. Project Revenue, Series G, 0.13%, 12/1/30(a)	13,380,000
15,610,000	Mississippi Business Finance Corp. Chevron USA Inc. Project Revenue, Series G, 0.13%, 11/1/35(a)	15,610,000
7,140,000	Mississippi Business Finance Corp., King Edward Hotel Project Revenue, 0.12%, 5/1/39, (LOC: Capital One NA, Federal Home Loan Bank, Atlanta)(a)	7,140,000

		70,400,000

Missouri — 1.60%
15,285,000	Missouri State Health & Educational Facilities Authority, Bethesda Health Group Revenue, 0.17%, 8/1/41, (LOC: U.S. Bank NA)(a)	15,285,000
5,215,000	Nodaway County Industrial Development Authority Northwest Foundation, Inc. Revenue, 0.13%, 11/1/28, (LOC: U.S. Bank NA)(a)	5,215,000
2,000,000	St. Charles County Industrial Development Authority Refunding Revenue, 0.12%, 2/1/29, (Credit Support: Fannie Mae)(a)	2,000,000

		22,500,000

Montana — 1.59%
1,700,000	Montana Board of Investment Cash Flow Management Public Improvements Refunding Revenue, 0.22%, 3/1/29(a)	1,700,000
14,675,000	Montana Board of Investment Cash Flow Management Public Improvements Refunding Revenue, 0.22%, 3/1/32(a)	14,675,000
6,000,000	Montana Board of Investment Cash Flow Management Public Improvements Refunding Revenue, 0.22%, 3/1/35(a)	6,000,000

		22,375,000

Nebraska — 0.78%
5,000,000	Lancaster County Hospital Authority No. 1 Bryan LGH Medical Center Refunding Revenue, Series B-2, 0.13%, 6/1/31, (LOC: U.S. Bank NA)(a)	5,000,000
6,000,000	Madison County Hospital Authority No. 1 Revenue, Series B, 0.14%, 7/1/33, (LOC: U.S. Bank NA)(a)	6,000,000

		11,000,000

New York — 8.15%
14,000,000	City of New York GO, Sub-Series A-4, 0.11%, 8/1/31, (LOC: Bank of Nova Scotia)(a)	14,000,000
8,205,000	JPMorgan Chase Putters Drivers Trust, Refunding Revenue, Series 4273, 0.13%, 6/15/20(a)(b)	8,205,000
15,000,000	Long Island Power Authority Refunding Revenue, Series C, 0.11%, 5/1/33, (LOC: Barclays Bank Plc)(a)	15,000,000

25

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

March 31, 2013 (Unaudited)

Principal Amount		Value
$ 4,000,000	New York City Housing Development Corp., 1133 Manhattan Avenue Revenue, Series A, 0.16%, 6/1/46, (Credit Support: Freddie Mac)(a)	$4,000,000
8,500,000	New York City Public Improvement GO, Subseries C4, 0.12%, 8/1/20, (LOC: Bank of Tokyo-Mitsubishi UFJ)(a)	8,500,000
10,000,000	New York City Trust For Cultural Resources, Lincoln Center Refunding Revenue, Series A1, 0.15%, 12/1/35, (LOC: JPMorgan Chase & Co.)(a)	10,000,000
8,900,000	New York State Dormitory Authority Refunding Revenue, Series A, 0.12%, 7/1/28, (LOC: TD Bank NA)(a)	8,900,000
27,400,000	New York State Energy Research & Development Authority Refunding Revenue, Series A, 0.18%, 8/1/15, (LOC: Wells Fargo Bank)(a)	27,400,000
9,000,000	New York State Housing Finance Agency Revenue , Series A, 0.10%, 5/1/35, (Credit Support: Freddie Mac)(a)	9,000,000
10,000,000	New York State Liberty Development Corp., World Trade Center Project Revenue, 0.25%, 12/1/50(a)	10,000,000

		115,005,000

North Carolina — 3.15%
20,190,000	Lower Cape Fear Water & Sewer Authority Water Utility Improvements Revenue, 0.12%, 12/1/34, (LOC: Rabobank Cooperative)(a)	20,190,000
6,500,000	North Carolina Capital Facilities Finance Agency Duke University, TECP, 0.15%, 4/9/13(c)	6,500,000
1,900,000	North Carolina Capital Facilities Finance Agency Refunding Revenue, 0.14%, 7/1/19, (LOC: Branch Banking & Trust)(a)	1,900,000
9,935,000	North Carolina Educational Facilities Finance Agency, Duke University Project Revenue, Series B, 0.10%, 12/1/21(a)	9,935,000
2,800,000	North Carolina Medical Care Commission Lower Cape Fear Hospice Revenue, 0.14%, 11/1/27, (LOC: Branch Banking & Trust)(a)	2,800,000
3,145,000	North Carolina Medical Care Commission Sisters of Mercy Services Corp. Revenue, 0.14%, 3/1/28, (LOC: Branch Banking & Trust)(a)	3,145,000

		44,470,000

Oregon — 0.81%
2,955,000	Confederated Tribes of the Umatilla Indian Reservation Revenue, 0.14%, 12/1/28, (LOC: Wells Fargo Bank NA)(a)	2,955,000
8,500,000	Oregon State Health & Science University Revenue, Series B1, 0.11%, 7/1/42, (LOC: Union Bank NA)(a)	8,500,000

		11,455,000

Pennsylvania — 5.43%
8,900,000	Allegheny County Higher Education Building Authority Refunding Revenue, Series A, 0.14%, 3/1/38, (LOC: PNC Bank NA)(a)	8,900,000
7,300,000	Allegheny County Hospital Development Authority Revenue, Series A, 0.14%, 6/1/30, (LOC: PNC Bank NA)(a)	7,300,000

26

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

March 31, 2013 (Unaudited)

Principal Amount		Value
$28,820,000	Delaware County Industrial Development Authority, United Parcel Service Project Revenue, 0.14%, 12/1/15(a)	$28,820,000
8,155,000	JP Morgan Chase Putters/Drivers Trust Refunding GO, Series 3405, 0.13%, 11/15/14, (Credit Support: State Aid Withholding)(a)(b)	8,155,000
7,550,000	Luzerne County Convention Center Authority Revenue, Series A, 0.13%, 9/1/28, (LOC: PNC Bank NA)(a)	7,550,000
7,300,000	Montgomery County Industrial Development Authority Refunding Revenue, 0.11%, 6/1/33, (LOC: TD Bank NA)(a)	7,300,000
6,300,000	Pennsylvania Economic Development Financing Authority Revenue, 0.17%, 12/1/38, (LOC: TD Bank NA)(a)	6,300,000
2,200,000	Pennsylvania Higher Educational Facilities Authority Gannon University Refunding Revenue, 0.14%, 5/1/15, (LOC: PNC Bank NA)(a)	2,200,000

		76,525,000

South Carolina — 0.51%
3,300,000	South Carolina Jobs-Economic Development Authority Revenue, 0.17%, 5/1/29, (LOC: Branch Banking & Trust)(a)	3,300,000
3,950,000	South Carolina Jobs-Economic Development Authority Revenue, 0.24%, 5/1/29, (LOC: Wells Fargo Bank)(a)	3,950,000

		7,250,000

South Dakota — 1.25%
12,640,000	City of Sioux Falls Sales Tax Revenue, Series 2057, 0.13%, 5/15/15(a)	12,640,000
5,000,000	South Dakota Housing Development Authority Revenue, Series C, 0.13%, 5/1/39(a)	5,000,000

		17,640,000

Tennessee — 2.01%
3,415,000	Johnson City Health & Educational Facilities Board Revenue, Series A, 0.12%, 7/1/38, (LOC: U.S. Bank NA)(a)	3,415,000
25,000,000	Vanderbilt University TECP, 0.20%, 10/3/13(c)	25,000,000

		28,415,000

Texas — 8.40%
2,190,000	Crawford Education Facilities Corp. Revenue, 0.13%, 6/1/18, (LOC: U.S. Bank NA)(a)	2,190,000
7,050,000	DeSoto Industrial Development Authority Caterpillar Refunding Revenue, 0.22%, 12/1/16(a)	7,050,000
9,000,000	Harris County Cultural Educational Facilities TECP, 0.22%, 8/5/13, (Credit Support: Methodist Hospital)(c)	9,000,000
18,000,000	Harris County Cultural Educational Facilities TECP, 0.24%, 4/3/13, (Credit Support: Methodist Hospital)(c)	18,000,000
8,000,000	Harris County Cultural Educational Facilities TECP, 0.24%, 4/3/13, (Credit Support: Methodist Hospital)(c)	8,000,000
20,000,000	JP Morgan Chase Putters Drivers Trust, Cash Flow Management Revenue State of Texas, Series 4262, 0.15%, 8/30/13(a)(b)	20,000,000
10,000,000	JP Morgan Chase Putters Drivers Trust, Cash Flow Management Revenue State of Texas, Series 4263, 0.15%, 8/30/13(a)(b)	10,000,000

27

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

March 31, 2013 (Unaudited)

Principal Amount		Value
$10,000,000	JP Morgan Chase Putters Drivers Trust, Cash Flow Management Revenue State of Texas, Series 4264, 0.15%, 8/30/13(a)(b)	$10,000,000
4,820,000	Splendora Higher Education Facilities Corp. Revenue, Series A, 0.24%, 12/1/26, (LOC: Wells Fargo Bank)(a)	4,820,000
1,000,000	State of Texas Public Finance Authority Refunding GO, 0.30%, 10/1/13(d)	998,493
12,892,000	University of Texas TECP, 0.14%, 4/4/13(c)	12,892,000
10,000,000	University of Texas TECP, 0.14%, 5/15/13(c)	10,000,000
5,511,000	University of Texas TECP, 0.15%, 5/20/13(c)	5,511,000

		118,461,493

Utah — 1.64%
545,000	County of Sanpete Private Primary Schools Revenue, 0.24%, 8/1/28, (LOC: U.S. Bank NA)(a)	545,000
3,450,000	Duchesne County School District Revenue, 0.24%, 6/1/21, (LOC: U.S. Bank NA)(a)	3,450,000
2,905,000	Ogden City Redevelopment Agency Tax Allocation Revenue, Series A, 0.24%, 4/1/25, (LOC: Wells Fargo Bank)(a)	2,905,000
4,310,000	Salt Lake County Housing Authority Refunding Revenue, 0.17%, 2/15/31, (Credit Support: Fannie Mae)(a)	4,310,000
11,970,000	Utah Associated Municipal Power Systems Horse Butte Wind Project Revenue, 0.12%, 9/1/32, (LOC: Bank of Montreal)(a)	11,970,000

		23,180,000

Virginia — 0.70%
9,855,000	Russell County Industrial Development Authority Revenue, Series B, 0.12%, 7/1/38, (LOC: U.S. Bank NA)(a)	9,855,000

Washington — 1.39%
4,995,000	JP Morgan Chase Putters/Drivers Trust Snohomish County School District No. 15 GO, Series 3542Z, 0.13%, 12/1/14, (Credit Support: School Board GTY)(a)(b)	4,995,000
10,000,000	King County Housing Authority Local Multi-Family Housing Refunding Revenue, Series A, 0.16%, 7/1/35, (Credit Support: Freddie Mac)(a)	10,000,000
4,680,000	Washington State Housing Finance Commission Retirement Facilities Revenue, Series A, 0.14%, 8/1/44, (LOC: East West Bank, Federal Home Loan Bank, San Francisco)(a)	4,680,000

		19,675,000

Wisconsin — 3.32%
10,000,000	Western Technical College District, University & College Improvements Cash Flow Management Revenue, Series B, 1.50%, 3/5/14	10,032,814
7,410,000	Wisconsin Health & Educational Facilities Authority Revenue, 0.24%, 6/1/28, (LOC: Wells Fargo Bank)(a)	7,410,000
7,500,000	Wisconsin Health & Educational Facilities Authority, Aurora Health Care Refunding Revenue, Series C, 0.14%, 7/15/28, (LOC: Bank of Montreal)(a)	7,500,000

28

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

March 31, 2013 (Unaudited)

Principal Amount		Value
$20,000,000	Wisconsin Health & Educational Facilities Authority, Meriter Hospital Inc. Refunding Revenue, Series C (LOC: U.S. Bank NA), 0.17%, 12/1/35(a)	$20,000,000
1,900,000	Wisconsin Municipalities Private School Finance Commission Revenue, 0.13%, 3/1/23, (LOC: U.S. Bank NA)(a)	1,900,000

		46,842,814

Total Municipal Bonds		1,394,764,024

(Cost $1,394,764,024)

Shares
Investment Company — 0.57%
8,000,000	Goldman Sachs Financial Square Tax Free Money Market Fund	8,000,000

Total Investment Company		8,000,000

(Cost $8,000,000)
Total Investments		$1,402,764,024
(Cost $1,402,764,024)(e) — 99.45%
Other assets in excess of liabilities — 0.55%		7,769,754

NET ASSETS — 100.00%		$1,410,533,778

(a)	Variable rate demand security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on March 31, 2013. The maturity date represents the actual maturity date. The security’s effective maturity resets periodically.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(c)	Represents effective yield to maturity on date of purchase.
(d)	Zero Coupon Bond. The rate represents the yield at time of purchase.
(e)	Tax cost of securities is equal to book cost of securities.

Abbreviations used are defined below:

COP – Certificate of Participation

GO – General Obligation

GTY – Guaranty

LOC – Letter of Credit

TECP – Tax Exempt Commercial Paper

See notes to financial statements.

29

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

March 31, 2013 (Unaudited)

	Prime Money Market Fund	U.S. Government Money Market Fund	Tax-Free Money Market Fund
Assets:
Investments, at value (cost $12,431,546,287; $5,981,213,057; $1,402,764,024 respectively)	$12,431,546,287*	$5,981,213,057**	$1,402,764,024
Cash	22,696,679	26,440,815	6,515,602
Interest and dividends receivable	24,086,119	4,994,382	1,305,227
Receivable for investments sold	31,997,013	—	—
Prepaid expenses and other assets	33,290	118,727	104,346

Total Assets	12,510,359,388	6,012,766,981	1,410,689,199

Liabilities:
Distributions payable	53,183	1,164	—
Payable for investments purchased	167,830,971	525,681,362	—
Accrued expenses and other payables:
Investment advisory fees	1,090,302	470,502	112,104
Audit fees	18,668	18,668	18,668
Trustee fees	5,233	6,992	635
Distribution fees	1,014,554	61,094	—
Shareholder reports	223,542	56,604	9,129
Shareholder servicing fees	67,003	8,290	—
Transfer Agent fees	20,851	8,387	6,749
Other	158,166	83,922	8,136

Total Liabilities	170,482,473	526,396,985	155,421

Net Assets	$12,339,876,915	$5,486,369,996	$1,410,533,778

Net Assets Consist Of:
Capital	$12,343,966,406	$5,486,367,412	$1,410,550,650
Undistributed (distributions in excess of) net investment income	(1,029)	3,719	—
Accumulated net realized gains (losses) from investment transactions	(4,088,460)	(1,135)	(16,872)

Net Assets	$12,339,876,917	$5,486,369,996	$1,410,533,778

Net Assets:
RBC Institutional Class 1	$1,113,709,258	$661,208,883	$—
RBC Institutional Class 2	618,401,471	276,785,350	207,198,175
RBC Investor Class	2,795,811,419	835,233,279	169,164,050
RBC Reserve Class	5,978,417,710	2,261,357,005	673,853,147
RBC Select Class	1,833,537,057	1,451,785,479	360,318,406

Total	$12,339,876,915	$5,486,369,996	$1,410,533,778

30

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

	Prime Money Market Fund	U.S. Government Money Market Fund	Tax-Free Money Market Fund
Shares Outstanding (Unlimited number of shares authorized, no par value):
RBC Institutional Class 1	1,113,557,216	661,188,810	—
RBC Institutional Class 2	618,362,173	276,782,847	207,272,228
RBC Investor Class	2,797,757,033	835,245,665	169,157,187
RBC Reserve Class	5,980,356,215	2,261,382,263	673,857,935
RBC Select Class	1,834,053,736	1,451,802,214	360,310,500

Total	12,344,086,373	5,486,401,799	1,410,597,850

Net Asset Values and Redemption Price per Share:
RBC Institutional Class 1	$1.00	$1.00	$—

RBC Institutional Class 2	$1.00	$1.00	$1.00

RBC Investor Class	$1.00	$1.00	$1.00

RBC Reserve Class	$1.00	$1.00	$1.00

RBC Select Class	$1.00	$1.00	$1.00

*	$1,580,000,000 of which are repurchase agreements. See Schedule of Portfolio Investments for details.
**	$730,000,000 of which are repurchase agreements. See Schedule of Portfolio Investments for details.

See notes to financial statements.

31

FINANCIAL STATEMENTS

Statements of Operations

For the Six Months Ended March 31, 2013 (Unaudited)

	Prime Money Market Fund	U.S. Government Money Market Fund	Tax-Free Money Market Fund
Investment Income:
Interest income	$16,895,476	$4,572,251	$1,119,902
Dividend income	—	—	1,033

Total Investment Income	16,895,476	4,572,251	1,120,935

Expenses:
Investment advisory fees	6,553,820	2,767,903	718,048
Distribution fees-RBC Institutional Class 2	463,700	198,150	168,869
Distribution fees-RBC Investor Class	14,139,885	4,318,235	832,693
Distribution fees-RBC Reserve Class	26,125,021	10,049,556	3,033,399
Distribution fees-RBC Select Class	7,074,799	5,598,230	1,465,403
Shareholder servicing fee-RBC Institutional Class 1	521,784	193,792	990
Accounting fees	327,691	138,395	35,902
Audit fees	16,900	16,900	16,900
Custodian fees	86,911	49,954	7,976
Insurance fees	41,603	15,450	5,942
Legal fees	170,267	79,560	17,992
Registration and filing fees	177,420	110,965	109,109
Shareholder reports	339,731	83,117	17,266
Transfer agent fees	45,054	17,822	15,141
Trustees’ fees	163,919	74,153	17,889
Other fees	154,743	82,169	31,243

Total expenses before fee reductions	56,403,248	23,794,351	6,494,762
Expenses reduced by:
Advisor - Class Specific	—	—	(61,232)
Shareholder Servicing Agent - Class Specific	—	(68,079)	(138)
Distributor - Class Specific	(40,942,422)	(19,439,957)	(5,384,335)

Net Expenses	15,460,826	4,286,315	1,049,057

Net Investment Income	1,434,650	285,936	71,878

Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains (losses) from investment transactions	107,104	2,584	(2)

Change in net assets resulting from operations	$1,541,754	$288,520	$71,876

See notes to financial statements.

32

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Prime Money Market Fund
	For the Six Months Ended March 31, 2013	For the Year Ended September 30, 2012
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$1,434,650	$2,772,080
Net realized gains from investment transactions	107,104	153,325

Change in net assets resulting from operations	1,541,754	2,925,405

Distributions from Net Investment Income
RBC Institutional Class 1 Shareholders	(882,517)	(1,713,557)
RBC Institutional Class 2 Shareholders	(31,767)	(72,809)
RBC Investor Class Shareholders	(141,512)	(298,786)
RBC Reserve Class Shareholders	(290,398)	(523,151)
RBC Select Class Shareholders	(88,456)	(163,777)

Change in net assets resulting from shareholder distributions	(1,434,650)	(2,772,080)

Capital Transactions:
Proceeds from shares issued	17,000,896,635	31,219,859,782
Distributions reinvested	862,687	2,185,210
Cost of shares redeemed	(16,977,698,730)	(31,398,365,527)

Change in net assets resulting from capital transactions	24,060,592	(176,320,535)

Net increase (decrease) in net assets	24,167,696	(176,167,210)

Net Assets:
Beginning of period	12,315,709,219	12,491,876,429

End of period	$12,339,876,915	$12,315,709,219

Distributions in excess of net investment income	$(1,031)	$(1,031)

Share Transactions:
Issued	17,000,896,635	31,219,859,782
Reinvested	862,687	2,185,210
Redeemed	(16,977,698,730)	(31,398,365,527)

Change in shares resulting from capital transactions	24,060,592	(176,320,535)

See notes to financial statements.

33

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (cont.)

	U.S. Government Money Market Fund
	For the Six Months Ended March 31, 2013	For the Year Ended September 30,2012
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$285,936	$587,599
Net realized gains from investment transactions	2,584	16,250

Change in net assets resulting from operations	288,520	603,849

Distributions from Net Investment Income
RBC Institutional Class 1 Shareholders	(47,893)	(152,689)
RBC Institutional Class 2 Shareholders	(13,209)	(18,769)
RBC Investor Class Shareholders	(43,182)	(91,193)
RBC Reserve Class Shareholders	(111,676)	(190,206)
RBC Select Class Shareholders	(69,976)	(134,742)

Change in net assets resulting from Distributions of Net Investment Income	(285,936)	(587,599)

Distributions from Net Realized Gains
RBC Institutional Class 1 Shareholders	(2,751)	(12,707)
RBC Institutional Class 2 Shareholders	(1,055)	(1,173)
RBC Investor Class Shareholders	(3,109)	(7,136)
RBC Reserve Class Shareholders	(8,200)	(14,189)
RBC Select Class Shareholders	(4,854)	(10,464)

Change in net assets resulting from Distributions of Net Realized Gains	(19,969)	(45,669)

Capital Transactions:
Proceeds from shares issued	3,135,454,413	7,041,789,065
Distributions reinvested	295,367	602,302
Cost of shares redeemed	(2,969,757,243)	(7,434,409,505)

Change in net assets resulting from capital transactions	165,992,537	(392,018,138)

Net increase (decrease) in net assets	165,975,152	(392,047,557)
Net Assets:
Beginning of period	5,320,394,844	5,712,442,401

End of period	$5,486,369,996	$5,320,394,844

Undistributed net investment income	$3,719	$3,719

Share Transactions:
Issued	3,135,454,413	7,041,789,065
Reinvested	295,367	602,302
Redeemed	(2,969,757,243)	(7,434,409,505)

Change in shares resulting from capital transactions	165,992,537	(392,018,138)

See notes to financial statements.

34

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (cont.)

	Tax-Free Money Market Fund
	For the Six Months Ended March 31, 2013	For the Year Ended September 30, 2012
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$71,878	$136,037
Net realized gains (losses) from investment transactions	(2)	1,487

Change in net assets resulting from operations	71,876	137,524

Distributions from Net Investment Income
RBC Institutional Class 1 Shareholders	(271)	(4,341)
RBC Institutional Class 2 Shareholders	(11,263)	(21,528)
RBC Investor Class Shareholders	(8,326)	(16,802)
RBC Reserve Class Shareholders	(33,702)	(58,203)
RBC Select Class Shareholders	(18,316)	(35,163)

Change in net assets resulting from Distributions of Net Investment Income	(71,878)	(136,037)

Capital Transactions:
Proceeds from shares issued	984,773,754	1,474,192,579
Distributions reinvested	71,614	135,762
Cost of shares redeemed	(936,984,427)	(1,350,395,314)

Change in net assets resulting from capital transactions	47,860,941	123,933,027

Net increase in net assets	47,860,939	123,934,514
Net Assets:
Beginning of period	1,362,672,839	1,238,738,325

End of period	$1,410,533,778	$1,362,672,839

Undistributed net investment income	$—	$—

Share Transactions:
Issued	984,773,754	1,474,192,579
Reinvested	71,614	135,762
Redeemed	(936,984,427)	(1,350,395,314)

Change in shares resulting from capital transactions	47,860,941	123,933,027

See notes to financial statements.

35

FINANCIAL HIGHLIGHTS

Prime Money Market Fund	(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities					Distributions
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized / Unrealized Gain/(Loss) on Investments		Total from Investment Activities	Net Investment Income		Total Distributions		Net Asset Value, End of Period
RBC Institutional Class 1
Six Months Ended March 31, 2013 (Unaudited)	$1.00	(a	)(b)	(b	)	(b)	(b	)	(b	)	$1.00
Year Ended September 30, 2012	1.00	(a	)(b)	(b	)	(b)	(b	)	(b	)	1.00
Year Ended September 30, 2011	1.00	(a	)(b)	(b	)	(b)	(b	)	(b	)	1.00
Year Ended September 30, 2010	1.00	(a	)(b)	(b	)	(b)	(b	)	(b	)	1.00
Year Ended September 30, 2009	1.00	0.01	(a)	(b	)	0.01	(0.01)		(0.01)		1.00
Year Ended September 30, 2008	1.00	0.03	(a)	(b	)	0.03	(0.03)		(0.03)		1.00
RBC Institutional Class 2
Six Months Ended March 31, 2013 (Unaudited)	$1.00	(a	)(b)	(b	)	(b)	(b	)	(b	)	$1.00
Year Ended September 30, 2012	1.00	(a	)(b)	(b	)	(b)	(b	)	(b	)	1.00
Year Ended September 30, 2011	1.00	(a	)(b)	(b	)	(b)	(b	)	(b	)	1.00
Year Ended September 30, 2010	1.00	(a	)(b)	(b	)	(b)	(b	)	(b	)	1.00
Period Ended September 30, 2009(c)	1.00	(a	)(b)	(b	)	(b)	(b	)	(b	)	1.00
RBC Investor Class
Six Months Ended March 31, 2013 (Unaudited)	$1.00	(a	)(b)	(b	)	(b)	(b	)	(b	)	$1.00
Year Ended September 30, 2012	1.00	(a	)(b)	(b	)	(b)	(b	)	(b	)	1.00
Year Ended September 30, 2011	1.00	(a	)(b)	(b	)	(b)	(b	)	(b	)	1.00
Year Ended September 30, 2010	1.00	(a	)(b)	(b	)	(b)	(b	)	(b	)	1.00
Period Ended September 30, 2009(c)	1.00	(a	)(b)	(b	)	(b)	(b	)	(b	)	1.00
RBC Reserve Class
Six Months Ended March 31, 2013 (Unaudited)	$1.00	(a	)(b)	(b	)	(b)	(b	)	(b	)	$1.00
Year Ended September 30, 2012	1.00	(a	)(b)	(b	)	(b)	(b	)	(b	)	1.00
Year Ended September 30, 2011	1.00	(a	)(b)	(b	)	(b)	(b	)	(b	)	1.00
Year Ended September 30, 2010	1.00	(a	)(b)	(b	)	(b)	(b	)	(b	)	1.00
Period Ended September 30, 2009(c)	1.00	(a	)(b)	(b	)	(b)	(b	)	(b	)	1.00
RBC Select Class
Six Months Ended March 31, 2013 (Unaudited)	$1.00	(a	)(b)	(b	)	(b)	(b	)	(b	)	$1.00
Year Ended September 30, 2012	1.00	(a	)(b)	(b	)	(b)	(b	)	(b	)	1.00
Year Ended September 30, 2011	1.00	(a	)(b)	(b	)	(b)	(b	)	(b	)	1.00
Year Ended September 30, 2010	1.00	(a	)(b)	(b	)	(b)	(b	)	(b	)	1.00
Period Ended September 30, 2009(c)	1.00	(a	)(b)	(b	)	(b)	(b	)	(b	)	1.00

(a)	Per share net investment income has been calculated using the average daily shares method.
(b)	Less than $0.01 or $(0.01) per share.
(c)	For the period from November 21, 2008 (commencement of operations) to September 30, 2009.

See notes to financial statements.

36

FINANCIAL HIGHLIGHTS

Prime Money Market Fund (cont.)	(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return(e)	Net Assets, End of Period (millions)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets*
RBC Institutional Class 1
Six Months Ended March 31, 2013 (Unaudited)	0.04%(d)	$1,114	0.17%(f)	0.08%(f)	0.17%(f)(h)
Year Ended September 30, 2012	0.09%	1,746	0.17%	0.09%	0.17%(h)
Year Ended September 30, 2011	0.13%	1,978	0.17%	0.14%	0.17%(h)
Year Ended September 30, 2010	0.19%	4,051	0.17%	0.19%	0.17%(h)
Year Ended September 30, 2009	0.95%	4,426	0.55%(g)	1.03%	0.55%
Year Ended September 30, 2008	3.02%	10,591	0.84%	2.94%	0.87%
RBC Institutional Class 2
Six Months Ended March 31, 2013 (Unaudited)	0.01%(d)	$618	0.25%(f)	0.01%(f)	0.27%(f)
Year Ended September 30, 2012	0.01%	633	0.25%	0.01%	0.27%
Year Ended September 30, 2011	0.04%	687	0.26%	0.04%	0.27%
Year Ended September 30, 2010	0.09%	830	0.27%	0.07%	0.27%
Period Ended September 30, 2009(c)	0.62%(d)	19	0.31%(f)	0.45%(f)	0.32%(f)
RBC Investor Class
Six Months Ended March 31, 2013 (Unaudited)	0.01%(d)	$2,796	0.25%(f)	0.01%(f)	1.12%(f)
Year Ended September 30, 2012	0.01%	2,816	0.26%	0.01%	1.12%
Year Ended September 30, 2011	0.01%	3,199	0.30%	0.01%	1.12%
Year Ended September 30, 2010	0.01%	3,995	0.35%	0.01%	1.13%
Period Ended September 30, 2009(c)	0.15%(d)	4,659	0.91%(f)	0.16%(f)	1.19%(f)
RBC Reserve Class
Six Months Ended March 31, 2013 (Unaudited)	0.01%(d)	$5,978	0.25%(f)	0.01%(f)	1.02%(f)
Year Ended September 30, 2012	0.01%	5,453	0.26%	0.01%	1.02%
Year Ended September 30, 2011	0.01%	5,032	0.29%	0.01%	1.01%
Year Ended September 30, 2010	0.01%	5,165	0.35%	0.01%	1.03%
Period Ended September 30, 2009(c)	0.22%(d)	4,870	0.83%(f)	0.24%(f)	1.08%(f)
RBC Select Class
Six Months Ended March 31, 2013 (Unaudited)	0.01%(d)	$1,834	0.25%(f)	0.01%(f)	0.92%(f)
Year Ended September 30, 2012	0.01%	1,668	0.26%	0.01%	0.92%
Year Ended September 30, 2011	0.01%	1,595	0.29%	0.01%	0.92%
Year Ended September 30, 2010	0.01%	1,572	0.35%	0.01%	0.92%
Period Ended September 30, 2009(c)	0.27%(d)	1,383	0.77%(f)	0.29%(f)	0.97%(f)

*	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
(c)	For the period from November 21, 2008 (commencement of operations) to September 30, 2009.
(d)	Not annualized.
(e)	Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.
(f)	Annualized.
(g)	Beginning November 21, 2008, the net operating expenses were contractually limited to 0.20% of average daily net assets. The ratio of net expenses to average net assets represents a blended percentage for the year ended September 30, 2009.
(h)	There were no waivers or reimbursements during the period.

See notes to financial statements.

37

FINANCIAL HIGHLIGHTS

U.S. Government Money Market Fund	(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities						Distributions
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized/ Unrealized Gain/(Loss) on Investments		Total from Investment Activities		Net Investment Income		Total Distributions		Net Asset Value, End of Period
RBC Institutional Class 1
Six Months Ended March 31, 2013 (Unaudited)	$1.00	(a	)(b)	(b	)	(b	)	(b	)	(b	)	$1.00
Year Ended September 30, 2012	1.00	(a	)(b)	(b	)	(b	)	(b	)	(b	)	1.00
Year Ended September 30, 2011	1.00	(a	)(b)	(b	)	(b	)	(b	)	(b	)	1.00
Year Ended September 30, 2010	1.00	(a	)(b)	(b	)	(b	)	(b	)	(b	)	1.00
Year Ended September 30, 2009	1.00	0.01	(a)	(b	)	0.01		(0.01)		(0.01)		1.00
Year Ended September 30, 2008	1.00	0.03	(a)	(b	)	0.03		(0.03)		(0.03)		1.00
RBC Institutional Class 2
Six Months Ended March 31, 2013 (Unaudited)	$1.00	(a	)(b)	(b	)	(b	)	(b	)	(b	)	$1.00
Year Ended September 30, 2012	1.00	(a	)(b)	(b	)	(b	)	(b	)	(b	)	1.00
Year Ended September 30, 2011	1.00	(a	)(b)	(b	)	(b	)	(b	)	(b	)	1.00
Year Ended September 30, 2010	1.00	(a	)(b)	(b	)	(b	)	(b	)	(b	)	1.00
Period Ended September 30, 2009(c)	1.00	(a	)(b)	(b	)	(b	)	(b	)	(b	)	1.00
RBC Investor Class
Six Months Ended March 31, 2013 (Unaudited)	$1.00	(a	)(b)	(b	)	(b	)	(b	)	(b	)	$1.00
Year Ended September 30, 2012	1.00	(a	)(b)	(b	)	(b	)	(b	)	(b	)	1.00
Year Ended September 30, 2011	1.00	(a	)(b)	(b	)	(b	)	(b	)	(b	)	1.00
Year Ended September 30, 2010	1.00	(a	)(b)	(b	)	(b	)	(b	)	(b	)	1.00
Period Ended September 30, 2009(c)	1.00	(a	)(b)	(b	)	(b	)	(b	)	(b	)	1.00
RBC Reserve Class
Six Months Ended March 31, 2013 (Unaudited)	$1.00	(a	)(b)	(b	)	(b	)	(b	)	(b	)	$1.00
Year Ended September 30, 2012	1.00	(a	)(b)	(b	)	(b	)	(b	)	(b	)	1.00
Year Ended September 30, 2011	1.00	(a	)(b)	(b	)	(b	)	(b	)	(b	)	1.00
Year Ended September 30, 2010	1.00	(a	)(b)	(b	)	(b	)	(b	)	(b	)	1.00
Period Ended September 30, 2009(c)	1.00	(a	)(b)	(b	)	(b	)	(b	)	(b	)	1.00
RBC Select Class
Six Months Ended March 31, 2013 (Unaudited)	$1.00	(a	)(b)	(b	)	(b	)	(b	)	(b	)	$1.00
Year Ended September 30, 2012	1.00	(a	)(b)	(b	)	(b	)	(b	)	(b	)	1.00
Year Ended September 30, 2011	1.00	(a	)(b)	(b	)	(b	)	(b	)	(b	)	1.00
Year Ended September 30, 2010	1.00	(a	)(b)	(b	)	(b	)	(b	)	(b	)	1.00
Period Ended September 30, 2009(c)	1.00	(a	)(b)	(b	)	(b	)	(b	)	(b	)	1.00

(a)	Per share net investment income has been calculated using the average daily shares method.
(b)	Less than $0.01 or $(0.01) per share.
(c)	For the period from November 21, 2008 (commencement of operations) to September 30, 2009.

See notes to financial statements.

38

FINANCIAL HIGHLIGHTS

U.S. Government Money Market Fund (cont.)	(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return(e)	Net Assets, End of Period (millions)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets*
RBC Institutional Class 1
Six Months Ended March 31, 2013 (Unaudited)	0.01%(d)	$661	0.16%(f)	0.01%(f)	0.17%(f)
Year Ended September 30, 2012	0.01%	1,046	0.16%	0.01%	0.17%
Year Ended September 30, 2011	0.05%	1,580	0.17%	0.05%	0.17%
Year Ended September 30, 2010	0.11%	662	0.17%	0.11%	0.17%(h)
Year Ended September 30, 2009	0.73%	848	0.49%(g)	0.98%	0.49%(h)
Year Ended September 30, 2008	2.70%	3,266	0.72%	2.51%	0.72%(h)
RBC Institutional Class 2
Six Months Ended March 31, 2013 (Unaudited)	0.01%(d)	$277	0.15%(f)	0.01%(f)	0.27%(f)
Year Ended September 30, 2012	0.01%	213	0.16%	0.01%	0.27%
Year Ended September 30, 2011	0.01%	142	0.20%	0.01%	0.27%
Year Ended September 30, 2010	0.02%	124	0.27%	0.02%	0.27%
Period Ended September 30, 2009(c)	0.44%(d)	14	0.30%(f)	0.56%(f)	0.30%(f)
RBC Investor Class
Six Months Ended March 31, 2013 (Unaudited)	0.01%(d)	$835	0.16%(f)	0.01%(f)	1.12%(f)
Year Ended September 30, 2012	0.01%	857	0.16%	0.01%	1.12%
Year Ended September 30, 2011	0.01%	981	0.21%	0.01%	1.12%
Year Ended September 30, 2010	0.01%	1,260	0.27%	0.01%	1.13%
Period Ended September 30, 2009(c)	0.11%(d)	1,372	0.65%(f)	0.07%(f)	1.17%(f)
RBC Reserve Class
Six Months Ended March 31, 2013 (Unaudited)	0.01%(d)	$2,261	0.15%(f)	0.01%(f)	1.02%(f)
Year Ended September 30, 2012	0.01%	1,896	0.16%	0.01%	1.02%
Year Ended September 30, 2011	0.01%	1,748	0.21%	0.01%	1.02%
Year Ended September 30, 2010	0.01%	1,752	0.27%	0.01%	1.03%
Period Ended September 30, 2009(c)	0.14%(d)	1,714	0.65%(f)	0.15%(f)	1.06%(f)
RBC Select Class
Six Months Ended March 31, 2013 (Unaudited)	0.01%(d)	$1,452	0.16%(f)	0.01%(f)	0.92%(f)
Year Ended September 30, 2012	0.01%	1,309	0.16%	0.01%	0.92%
Year Ended September 30, 2011	0.01%	1,262	0.21%	0.01%	0.92%
Year Ended September 30, 2010	0.01%	1,139	0.27%	0.01%	0.93%
Period Ended September 30, 2009(c)	0.17%(d)	1,233	0.63%(f)	0.18%(f)	0.95%(f)

*	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
(c)	For the period from November 21, 2008 (commencement of operations) to September 30, 2009.
(d)	Not annualized.
(e)	Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.
(f)	Annualized.
(g)	Beginning November 21, 2008, the net operating expenses were contractually limited to 0.20% of average daily net assets. The ratio of net expenses to average net assets represents a blended percentage for the year ended September 30, 2009.
(h)	There were no waivers or reimbursements during the period.

See notes to financial statements.

39

FINANCIAL HIGHLIGHTS

Tax-Free Money Market Fund	(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities						Distributions
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized/ Unrealized Gain/(Loss) on Investments		Total from Investment Activities		Net Investment Income		Net Realized Gains		Net Asset Value, End of Period
RBC Institutional Class 1
Period Ended October 28, 2012 (Unaudited)(a)	$1.00	(b	)(c)	(b	)	(b	)	(b	)	(b	)	$1.00
Year Ended September 30, 2012	1.00	(b	)(c)	(b	)	(b	)	(b	)	(b	)	1.00
Year Ended September 30, 2011	1.00	(b	)(c)	(b	)	(b	)	(b	)	(b	)	1.00
Year Ended September 30, 2010	1.00	(b	)(c)	(b	)	(b	)	(b	)	(b	)	1.00
Year Ended September 30, 2009	1.00	0.01	(c)	(b	)	0.01		(0.01)		—		1.00
Year Ended September 30, 2008	1.00	0.02	(c)	(b	)	0.02		(0.02)		—		1.00
RBC Institutional Class 2
Six Months Ended March 31, 2013 (Unaudited)	$1.00	(b	)(c)	(b	)	(b	)	(b	)	(b	)	$1.00
Year Ended September 30, 2012	1.00	(b	)(c)	(b	)	(b	)	(b	)	(b	)	1.00
Year Ended September 30, 2011	1.00	(b	)(c)	(b	)	(b	)	(b	)	(b	)	1.00
Year Ended September 30, 2010	1.00	(b	)(c)	(b	)	(b	)	(b	)	(b	)	1.00
Period Ended September 30, 2009(d)	1.00	(b	)(c)	(b	)	(b	)	(b	)	—		1.00
RBC Investor Class
Six Months Ended March 31, 2013 (Unaudited)	$1.00	(b	)(c)	(b	)	(b	)	(b	)	(b	)	$1.00
Year Ended September 30, 2012	1.00	(b	)(c)	(b	)	(b	)	(b	)	(b	)	1.00
Year Ended September 30, 2011	1.00	(b	)(c)	(b	)	(b	)	(b	)	(b	)	1.00
Year Ended September 30, 2010	1.00	(b	)(c)	(b	)	(b	)	(b	)	(b	)	1.00
Period Ended September 30, 2009(d)	1.00	(b	)(c)	(b	)	(b	)	(b	)	—		1.00
RBC Reserve Class
Six Months Ended March 31, 2013 (Unaudited)	$1.00	(b	)(c)	(b	)	(b	)	(b	)	(b	)	$1.00
Year Ended September 30, 2012	1.00	(b	)(c)	(b	)	(b	)	(b	)	(b	)	1.00
Year Ended September 30, 2011	1.00	(b	)(c)	(b	)	(b	)	(b	)	(b	)	1.00
Year Ended September 30, 2010	1.00	(b	)(c)	(b	)	(b	)	(b	)	(b	)	1.00
Period Ended September 30, 2009(d)	1.00	(b	)(c)	(b	)	(b	)	(b	)	—		1.00
RBC Select Class
Six Months Ended March 31, 2013 (Unaudited)	$1.00	(b	)(c)	(b	)	(b	)	(b	)	(b	)	$1.00
Year Ended September 30, 2012	1.00	(b	)(c)	(b	)	(b	)	(b	)	(b	)	1.00
Year Ended September 30, 2011	1.00	(b	)(c)	(b	)	(b	)	(b	)	(b	)	1.00
Year Ended September 30, 2010	1.00	(b	)(c)	(b	)	(b	)	(b	)	(b	)	1.00
Period Ended September 30, 2009(d)	1.00	(b	)(c)	(b	)	(b	)	(b	)	—		1.00

(a)	There were no RBC Institutional Class 1 shares outstanding during the period from October 29, 2012 to March 31, 2013.
(b)	Less than $0.01 or $(0.01) per share.
(c)	Per share net investment income has been calculated using the average daily shares method
(d)	For the period from November 21, 2008 (commencement of operations) to September 30, 2009.

See notes to financial statements.

40

FINANCIAL HIGHLIGHTS

Tax-Free Money Market Fund (cont.)	(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return(e)	Net Assets, End of Period (millions)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets*
RBC Institutional Class 1
Period Ended October 28, 2012 (Unaudited)(a)	0.00%(d)	$—	0.18%(f)	0.01%(f)	0.19%(f)
Year Ended September 30, 2012	0.02%	26	0.16%	0.02%	0.19%
Year Ended September 30, 2011	0.09%	37	0.18%	0.10%	0.19%
Year Ended September 30, 2010	0.25%	71	0.18%	0.22%	0.18%(h)
Year Ended September 30, 2009	0.74%	51	0.71%(g)	1.49%	0.71%
Year Ended September 30, 2008	1.95%	904	0.80%	1.90%	0.84%
RBC Institutional Class 2
Six Months Ended March 31, 2013 (Unaudited)	0.01%(d)	$207	0.15%(f)	0.01%(f)	0.29%(f)
Year Ended September 30, 2012	0.01%	202	0.17%	0.01%	0.29%
Year Ended September 30, 2011	0.02%	214	0.26%	0.02%	0.29%
Year Ended September 30, 2010	0.15%	282	0.28%	0.09%	0.28%
Period Ended September 30, 2009(c)	0.41%(d)	(i)	0.34%(f)	0.45%(f)	0.34%(f)
RBC Investor Class
Six Months Ended March 31, 2013 (Unaudited)	0.01%(d)	$169	0.15%(f)	0.01%(f)	1.14%(f)
Year Ended September 30, 2012	0.01%	162	0.17%	0.01%	1.13%
Year Ended September 30, 2011	0.02%	167	0.26%	0.01%	1.14%
Year Ended September 30, 2010	0.02%	210	0.42%	0.01%	1.15%
Period Ended September 30, 2009(c)	0.04%(d)	202	0.76%(f)	0.03%(f)	1.19%(f)
RBC Reserve Class
Six Months Ended March 31, 2013 (Unaudited)	0.01%(d)	$674	0.15%(f)	0.01%(f)	1.04%(f)
Year Ended September 30, 2012	0.01%	600	0.17%	0.01%	1.04%
Year Ended September 30, 2011	0.02%	520	0.26%	0.01%	1.04%
Year Ended September 30, 2010	0.02%	612	0.40%	0.01%	1.04%
Period Ended September 30, 2009(c)	0.06%(d)	432	0.74%(f)	0.05%(f)	1.09%(f)
RBC Select Class
Six Months Ended March 31, 2013 (Unaudited)	0.01%(d)	$360	0.15%(f)	0.01%(f)	0.94%(f)
Year Ended September 30, 2012	0.01%	373	0.17%	0.01%	0.94%
Year Ended September 30, 2011	0.02%	300	0.26%	0.01%	0.93%
Year Ended September 30, 2010	0.02%	286	0.40%	0.01%	0.94%
Period Ended September 30, 2009(c)	0.11%(d)	242	0.68%(f)	0.10%(f)	0.99%(f)

*	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
(a)	There were no RBC Institutional Class 1 shares outstanding during the period from October 29, 2012 to March 31, 2013.
(c)	For the period from November 21, 2008 (commencement of operations) to September 30, 2009.
(d)	Not annualized.
(e)	Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.
(f)	Annualized.
(g)	Beginning November 21, 2008, the net operating expenses were contractually limited to 0.20% of average daily net assets. The ratio of net expenses to average net assets represents a blended percentage for the year ended September 30, 2009.
(h)	There were no waivers or reimbursements during the period.
(i)	Less than $1,000,000.

See notes to financial statements.

41

NOTES TO FINANCIAL STATEMENTS

March 31, 2013 (Unaudited)

1. Organization

RBC Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on December 16, 2003 and currently consists of 14 portfolios. Predecessor funds to the Trust were reorganized as portfolios of the Trust effective April 16, 2004. This report includes the following three investment portfolios (“Funds”):

- Prime Money Market Fund

- U.S. Government Money Market Fund

- Tax-Free Money Market Fund

The Prime Money Market Fund, U.S. Government Money Market Fund and Tax-Free Money Market Fund offer five share classes: RBC Institutional Class 1, RBC Institutional Class 2, RBC Investor Class, RBC Reserve Class and RBC Select Class.

RBC Global Asset Management (U.S.) Inc.(“RBC GAM (US)” or “Advisor” or “Co-Administrator”) acts as the investment advisor for the Funds. The officers of the Trust (“Fund Management”) are also employees of RBC GAM (US) or its affiliates or of BNY Mellon Investment Servicing (US) Inc. (“BNYMellon”) (“Co-Administrator”).

2. Significant Accounting Policies

Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America (“US GAAP”). Fund management follows these policies when preparing financial statements. Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation:

Securities held by the Funds are valued at amortized cost, which approximates fair value, in order to maintain a constant net asset value of $1.00 per share. If amortized cost no longer approximates fair value due to credit or other impairments of an issuer, the Fund will use pricing and valuation procedures approved by the Trust’s Board of Trustees (“Board”) to determine a security’s fair value.

Money market funds must invest exclusively in high quality securities. To be considered high quality, a security generally must be rated in one of the two highest short-term credit quality categories by at least two nationally recognized rating organizations such as Standard & Poors Corporation or Moody’s Investors Service or Fitch Ratings Ltd. or by one if only one rating organization has rated the security. If unrated, a security must be determined by the Advisor to be of comparable quality.

The Funds’ Board has policies and procedures for the valuation of each Fund’s assets and has delegated to the Funds’ Pricing Committee (“Pricing Committee”) the responsibility for implementing the procedures, including the responsibility for determining the fair value of the Fund’s securities or other assets. The Pricing Committee includes representatives of the Funds’ Advisor, Co-Administrator and sub-advisor, including personnel from accounting and operations, investment management, trading, risk analytics, compliance and legal.

The Pricing Committee meets at least quarterly to review and approve Fund valuation matters, and includes a review of the Funds’ pricing activity and operations, fair value measurements, pricing vendors, policies and procedures and related controls. At least a quorum of the Committee meets more frequently, as needed, to consider and approve time-sensitive fair valuation actions. The Pricing Committee reports to the Valuation, Portfolio Management and Performance Committee (“Valuation Committee”) of the Board. Members of the Pricing Committee meet with the Valuation Committee and the Board at each of their regularly scheduled meetings to discuss valuation matters and actions taken during the period.

42

NOTES TO FINANCIAL STATEMENTS

Fair value methods include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors used in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the investments are purchased and sold. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

In such cases where a security price is unavailable, the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, or where Fund Management determines that the value provided by the pricing services does not approximate fair value, the value of the security or asset will be determined in good faith by the Pricing Committee as authorized by the Board, generally based upon recommendations provided by the Advisor. Fair valuation may also be used when a significant valuation event is determined to have occurred. Significant valuation events may include, but are not limited to, the following: an extraordinary event like a natural disaster or terrorist act occurs or an adverse development arises with respect to a specific issuer, such as a bankruptcy filing. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; and trading in similar securities.

When the Funds use fair valuation methods that use significant unobservable inputs to determine their NAV, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflect fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Funds’ policy is intended to result in a calculation of each Fund’s NAV that fairly reflects security values as of the time of pricing, the Funds cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Funds could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold.

The Funds’ Pricing Committee employs various methods for calibrating the valuation approach related to securities categorized within Level 3 of the fair value hierarchy. These methods may include regular due diligence of the Funds’ pricing vendors, a regular review of key inputs and assumptions, transaction back-testing or disposition analysis to compare unrealized gains and losses to realize gains and losses, reviews of missing and stale prices and large movements in market value, and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reported to the Funds’ Board.

Fair Value Measurements:

Various inputs are used in determining the fair value of investments which are as follows:

•  Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

•  Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Generally, the types of securities included in Level 2 for the Funds are U.S. Treasury bills and certain money market instruments, including those valued at amortized cost under Rule 2a-7. Observable inputs may include quoted prices for similar securities, interest rates, prepayment spreads, etc. Amortized cost approximates the current fair value of a security, but is not obtained from a quoted price in an active market.

•  Level 3 - Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ own assumptions in determining the fair value of investments).

43

NOTES TO FINANCIAL STATEMENTS

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Inputs used in determining fair value of an investment may include, but are not limited to, price information, volatility statistics, credit and market data, and other factors, all of which may be either observable or unobservable. Inputs can vary among investments and will be impacted by the investment type and volume of activity for the particular security or similar securities in the market. Investments in the Level 3 category are generally supported by transactions and quoted prices from dealers participating in the market for those investments. Investments may be included in the Level 3 category due to a lack of market activity or transparency. Internal valuation models may also be used as a pricing source for Level 3 investments. Internal valuation models may rely on one or more unobservable inputs, such as estimated cash flows, financial statement analysis and discount rates.

The summary of inputs used to determine the fair value of the Fund’s investments as of March 31, 2013 is as follows:

Funds	Level 1 Quoted Prices		Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs	Total
Prime Money Market	$—		$12,431,546,287	(b)(c)	$—	$12,431,546,287
U.S. Government Money Market	—		5,981,213,057	(b)(c)	—	5,981,213,057
Tax-Free Money Market	8,000,000	(a)	1,394,764,024	(c)	—	1,402,764,024

(a) Level 1 investments consist of Investment Companies.

(b) The breakdown of the Fund’s investments by security type is disclosed in the Schedules of Portfolio Investments.

(c) The breakdown of the Fund’s investments by state classification or political subdivision is disclosed in the Schedules of Portfolio Investments.

During the six months ended March 31, 2013, the Funds recognized no transfers to/from Level 1 or 2. The Fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the year utilizing fair value at the beginning of the year.

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of US GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards (“IFRS”). ASU 2011-11 requires entities to: disclose both gross and net information about both instruments and transactions eligible for offset in the financial statements; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. At this time, Fund Management is evaluating the implications of ASU 2011-11 and its impact on the Funds’ financial statement disclosures.

Investment Transactions and Income:

Investment transactions are accounted for on the date the security is bought or sold (“trade date”). Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are calculated based on the costs of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis. The Funds amortize all premiums and discounts on debt securities.

44

NOTES TO FINANCIAL STATEMENTS

When Issued Transactions:

The Funds may engage in when-issued transactions. The Funds record when-issued securities on the trade date and maintain sufficient liquidity so that cash will be available to make payment for the securities purchased. Securities purchased on a when-issued basis are valued daily beginning on the trade date and begin earning interest on the settlement date. As of March 31, 2013, the Funds held no when-issued securities.

Repurchase Agreements:

The Funds may enter into repurchase agreements with counterparties whom the Advisor has deemed creditworthy, including primary dealers that report to the Federal Reserve Bank of New York or other large U.S. commercial banks or broker-dealers. These repurchase agreements are subject to the seller’s agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates.

Securities pledged by the dealers as collateral for repurchase agreements are held by a custodian bank until maturity of the repurchase agreement. The Funds have procedures to monitor additional collateral, if needed, to ensure that the daily market value of the collateral remains in excess of the market value of the repurchase agreement in the event of a default.

Expense, Investment Income and Gain/Loss Allocation:

Each Fund pays the expenses that are directly related to its operations, such as custodian fees or investment advisory fees. Expenses incurred by the Trust, such as trustee or legal fees, are allocated among each of the Funds either proportionately based upon each Fund’s relative net assets or using another reasonable basis such as equally across all Funds, depending on the nature of the expense. Individual share classes within a Fund are charged expenses specific to that class, such as distribution fees. Within a Fund, expenses other than class specific expenses are allocated daily to each class based upon the proportion of relative net assets. Investment income and realized and unrealized gains or losses are allocated to each class of shares based on the proportion of relative net assets.

Distributions to Shareholders:

Each Fund pays out any income that it receives, less expenses, in the form of dividends and capital gain distributions to its shareholders. Income dividends are declared daily and paid monthly. Dividends will also be paid at any time during the month upon total redemption of shares in an account. Capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from US GAAP. These “book/tax” differences may be either temporary or permanent in nature. To the extent these differences are determined, as of the end of the tax year, to be permanent (e.g. distribution in excess of net investment income), they are reclassified within a Fund’s capital accounts based on their federal tax basis treatment.

Credit Enhancement:

Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e., AMBAC and MBIA).

3. Agreements and Other Transactions with Affiliates

The Trust has entered into investment advisory agreements with RBC GAM (US) under which RBC GAM (US) manages the Funds’ assets and furnishes related office facilities, equipment, research and personnel. The agreements require the Funds to pay RBC GAM (US) a monthly fee based upon average daily net assets. Under the terms of the advisory contracts, RBC GAM (US) is entitled to receive fees based on a percentage of the average daily net assets as follows:

45

NOTES TO FINANCIAL STATEMENTS

Annual Rate
Prime Money Market Fund	0.10%
U.S. Government Money Market Fund	0.10%
Tax-Free Money Market Fund	0.10%

RBC Institutional Class 1 of the Prime Money Market Fund, U.S. Government Money Market Fund and Tax-Free Money Market Fund pays the Advisor an annual shareholder services administration fee of 0.05% of the average daily net assets attributable to RBC Institutional Class 1 shares of a Fund that is used to compensate financial intermediaries for providing services to shareholders and maintaining shareholder accounts. This shareholder services administration fee is not paid pursuant to Rule 12b-1.

RBC GAM (US) has contractually agreed to waive fees and/or reimburse expenses under an Expense Limitation Agreement in order to maintain the net annual fund operating expenses at 0.20% for RBC Institutional Class 1 of the Prime Money Market Fund, U.S. Government Money Market Fund and Tax-Free Money Market Fund. During the six months ended March 31, 2013, there were no fees waived under this agreement.

RBC GAM (US) and BNY Mellon serve as co-administrators to the Funds. Services provided under the administrative services contract include providing day-to-day administration of matters related to the Funds, maintenance of their records and the preparation of reports. RBC GAM (US) does not receive an administration services fee. BNY Mellon receives a fee for its services payable by the Funds based on the Fund’s average net assets. BNY Mellon’s fee is included with “Accounting fees” in the Statements of Operations.

Certain Officers and Trustees of the Trust are affiliated with the Advisor or the Co-Administrator. Such Officers and Trustees receive no compensation from the Funds for serving in their respective roles.

The RBC Funds currently pay each of the independent Trustees (Trustees of the Trust who are not directors, officers or employees of the advisor, administrator or distributor) an annual retainer of $32,500. The Board Chairperson and Audit Committee Chairperson each receive an additional retainer of $2,500 annually, and all other trustees serving as Chair of a Board committee each receive an additional retainer of $1,000 annually. In addition, Independent Trustees receive a quarterly meeting fee of $5,500 for each in-person Board meeting attended, a meeting fee of $1,000 for each telephonic or Special Board meeting attended, a $1,500 fee for each Board committee meeting attended, and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings.

Security Transactions with Affiliated Funds

During the six months ended March 31, 2013, the Prime Money Market Fund, U.S. Government Money Market Fund and Tax-Free Money Market Fund engaged in security purchase and sale transactions with other RBC Funds or investment advisory clients managed by RBC GAM (US). These purchase and sale transactions complied with Rule 17a-7 under the Investment Company Act of 1940 (as amended) and amounted to $15,000,000 and $84,580,000 for Prime Money Market Fund, respectively, $59,580,000 and $0 for U.S. Government Money Market Fund, respectively, and $25,000,000 and $15,000,000 for Tax-Free Money Market Fund, respectively.

46

NOTES TO FINANCIAL STATEMENTS

4. Fund Distribution

The Prime Money Market, U. S. Government Money Market and Tax-Free Money Market Funds have adopted a Shareholder Account and Distribution Services (12b-1) Plan (the “Plan”) with respect to RBC Institutional Class 2, RBC Investor Class, RBC Reserve Class and the RBC Select Class, in which Quasar Distributors LLC (the “Distributor”) acts as the Funds’ distributor. The Plan permits each Fund to make payments for or to reimburse the Distributor or others, including RBC Capital Markets, LLC monthly for distribution-related costs and expenses of marketing shares of each share class covered under the Plan, and/or for providing shareholder services. The following chart shows the current Plan fee rate for each class:

	RBC Institutional Class 2	RBC Investor Class	RBC Reserve Class	RBC Select Class
12b-1 Plan Fee	0.15%	1.00%	0.90%	0.80%

Plan fees are based on average daily net assets of the applicable class. Up to 0.25% of each Plan fee may be designated as a Service Fee, as defined by the applicable rules of the Financial Industry Regulatory Authority.

Pursuant to a Shareholder Account and Distribution Services Agreement between the Distributor and RBC Capital Markets, LLC, the Distributor has agreed to compensate RBC Capital Markets for certain shareholder account servicing support provided to the Funds. RBC Capital Markets has agreed to waive fees and/or reimburse expenses in order to maintain the net annual fund operating expenses for each class listed below for each Fund to the following amounts:

Fund	Operating Expense Limit
Prime Money Market Fund
RBC Institutional Class 2	0.30%
RBC Investor Class	1.05%
RBC Reserve Class	0.90%
RBC Select Class	0.80%

U.S. Government Money Market Fund
RBC Institutional Class 2	0.30%
RBC Investor Class	1.00%
RBC Reserve Class	0.85%
RBC Select Class	0.77%

Tax-Free Money Market Fund
RBC Institutional Class 2	0.30%
RBC Investor Class	1.00%
RBC Reserve Class	0.85%
RBC Select Class	0.70%

This Expense Limitation Agreement is in place until January 31, 2014. Each Fund will carry forward, for a period not to exceed 12 months from the date on which a waiver or reimbursement is made by RBC Capital Markets, any expenses in excess of the Expense Limitation and repay RBC Capital Markets such amounts, provided the Fund is able to effect such repayment and remain in compliance with the Expense Limitation. At March 31, 2013, the amounts subject to possible recoupment under the expense limitation agreement are $10,862,540, $6,706,660 and $2,304,872 for the Prime Money Market Fund, U.S. Government Money Market Fund and Tax-Free Money Market Fund, respectively.

RBC Capital Markets may voluntarily waive and/or reimburse additional fund operating expenses at any time, such as to maintain a minimum yield in a fund. Any such voluntary program may be modified or discontinued at any time without notice.

47

NOTES TO FINANCIAL STATEMENTS

For the six months ended March 31, 2013, the following distribution fees were waived:

Fund	Distribution Fees Waived
Prime Money Market Fund
RBC Institutional Class 2	$ 80,003
RBC Investor Class	12,372,056
RBC Reserve Class	22,513,339
RBC Select Class	5,977,024

U.S. Government Money Market Fund
RBC Institutional Class 2	$ 160,835
RBC Investor Class	4,183,985
RBC Reserve Class	9,712,993
RBC Select Class	5,382,144

Tax-Free Money Market Fund
RBC Institutional Class 2	$ 149,383
RBC Investor Class	819,217
RBC Reserve Class	2,979,807
RBC Select Class	1,435,928

For the six months ended March 31, 2013, shareholder servicing fees were voluntarily waived for the RBC Institutional Class 1 in the amount of $68,079 and $138 for the U.S. Government Money Market Fund and the Tax-Free Money Market Fund, respectively and the Advisor voluntarily waived $61,232 in fees for the Tax-Free Money Market Fund which represented $8,910, $7,189, $29,207 and $15,926 for RBC Institutional Class 2, RBC Investor Class, RBC Reserve Class and RBC Select Class, respectively.

48

NOTES TO FINANCIAL STATEMENTS

5. Capital Share Transactions

The number of shares sold, reinvested and redeemed correspond to the net proceeds from sale of shares, reinvestments of dividends and cost of shares redeemed, respectively, since shares are redeemed at $1.00 per share.

Transactions for the period were as follows:

	Prime Money Market Fund		U.S. Government Money Market Fund

	For the Six Months Ended March 31, 2013	For the Year Ended September 30, 2012	For the Six Months Ended March 31, 2013	For the Year Ended September 30, 2012
	(Unaudited)		(Unaudited)
CAPITAL TRANSACTIONS:
RBC Institutional Class 1
Proceeds from shares issued	$13,587,584,285	$25,164,341,039	$494,585,434	$3,157,517,444
Distributions reinvested	310,538	1,126,687	40,093	134,444
Cost of shares redeemed	(14,219,818,243)	(25,398,322,531)	(879,496,997)	(3,691,676,658)

Change in RBC Institutional Class 1	$(631,923,420)	$(232,854,805)	$(384,871,470)	$(534,024,770)

RBC Institutional Class 2
Proceeds from shares issued	$311,542,835	$801,609,519	$855,005,799	$836,793,426
Distributions reinvested	31,769	72,815	14,265	19,944
Cost of shares redeemed	(325,813,019)	(856,449,804)	(791,026,267)	(766,228,403)

Change in RBC Institutional Class 2	$(14,238,415)	$(54,767,470)	$63,993,797	$70,584,967

RBC Investor Class
Proceeds from shares issued	$727,461,234	$1,153,629,144	$260,361,397	$542,432,684
Distributions reinvested	141,516	298,786	46,297	98,323
Cost of shares redeemed	(748,112,370)	(1,537,077,816)	(282,085,380)	(666,444,357)

Change in RBC Investor Class	$(20,509,620)	$(383,149,886)	$(21,677,686)	$(123,913,350)

RBC Reserve Class
Proceeds from shares issued	$1,486,538,464	$2,523,866,545	$853,696,068	$1,148,674,713
Distributions reinvested	290,401	523,147	119,878	204,387
Cost of shares redeemed	(961,591,846)	(2,103,428,295)	(488,107,557)	(1,000,971,147)

Change in RBC Reserve Class	$525,237,019	$420,961,397	$365,708,389	$147,907,953

RBC Select Class
Proceeds from shares issued	$887,769,817	$1,576,413,535	$671,805,715	$1,356,370,798
Distributions reinvested	88,463	163,775	74,834	145,204
Cost of shares redeemed	(722,363,252)	(1,503,087,081)	(529,041,042)	(1,309,088,940)

Change in RBC Select Class	$165,495,028	$73,490,229	$142,839,507	$47,427,062

Change in net assets resulting from capital transactions	$24,060,592	$(176,320,535)	$165,992,537	$(392,018,138)

49

NOTES TO FINANCIAL STATEMENTS

	Tax-Free Money Market Fund

	For the Six Months Ended March 31, 2013	For the Year Ended September 30, 2012
	(Unaudited)
CAPITAL TRANSACTIONS:
RBC Institutional Class 1
Proceeds from shares issued	$—	$564
Distributions reinvested	—	4,082
Cost of shares redeemed	(25,823,504)	(11,001,070)

Change in RBC Institutional Class 1	$(25,823,504)	$(10,996,424)

RBC Institutional Class 2
Proceeds from shares issued	$276,291,604	$253,598,353
Distributions reinvested	11,262	21,525
Cost of shares redeemed	(271,038,743)	(266,108,021)

Change in RBC Institutional Class 2	$5,264,123	$(12,488,143)

RBC Investor Class
Proceeds from shares issued	$122,763,205	$230,399,893
Distributions reinvested	8,328	16,795
Cost of shares redeemed	(115,776,808)	(235,627,975)

Change in RBC Investor Class	$6,994,725	$(5,211,287)

RBC Reserve Class
Proceeds from shares issued	$348,024,362	$502,337,412
Distributions reinvested	33,707	58,202
Cost of shares redeemed	(273,704,833)	(423,287,442)

Change in RBC Reserve Class	$74,353,236	$79,108,172

RBC Select Class
Proceeds from shares issued	$237,694,583	$487,856,357
Distributions reinvested	18,317	35,158
Cost of shares redeemed	(250,640,539)	(414,370,806)

Change in RBC Select Class	$(12,927,639)	$73,520,709

Change in net assets resulting from capital transactions	$47,860,941	$123,933,027

6. Federal Income Taxes

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions applicable to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund.

Management has analyzed the Funds’ tax positions taken or expected to be taken on federal income tax returns for all open tax years (current and prior three tax years) and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

50

NOTES TO FINANCIAL STATEMENTS

The tax character of distributions during the fiscal year ended September 30, 2012 were as follows:

	Distributions Paid From
	Ordinary Income	Net Long Term Capital Gains	Net Short Term Capital Gains	Total Taxable Distributions	Tax Exempt Distributions	Total Distributions Paid*
Prime Money Market Fund	$2,737,620	$—	$—	$2,737,620	$ —	$2,737,620
U.S. Government Money Market Fund	634,851	—	—	634,851	—	634,851
Tax-Free Money Market Fund	1,794	—	—	1,794	134,614	136,408

*Total distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

The tax basis of components of accumulated earnings/(losses) and the tax character of distributions paid are determined at fiscal year end, and will be included in the Annual Report dated September 30, 2013.

As of September 30, 2012, the following Funds had net capital loss carryforwards to offset future net capital gains, if any:

	Capital Loss Carryforward	Expires
Prime Money Market Fund	$4,195,564	2017

Tax-Free Money Market Fund	10,264	2019

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Tax-Free Money Market Fund deferred short-term qualified late-year capital losses of $6,606, which will be treated as arising on the first business day of the year ending September 30, 2013.

7. Line of Credit

The Tax-Free Money Market Fund is the sole participant in an uncommitted, unsecured $150,000,000 line of credit with U.S. Bank N.A. (the “Bank”), the Fund’s custodian, to be used only for liquidity and other purposes. Interest is charged on borrowings under this line of credit at the Bank’s prime lending rate –  1/2% per annum. There were no loans outstanding pursuant to this line of credit at March 31, 2013. During the six months ended March 31, 2013, the Tax-Free Money Market Fund did not utilize this line of credit.

8. Subsequent Events

Management has evaluated the impact of subsequent events of the Funds and has determined that there are no subsequent events that require recognition or disclosure in the financial statements.

51

SUPPLEMENTAL INFORMATION (Unaudited)

Shareholder Expense Examples

As a shareholder of the RBC Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) and (2) ongoing costs, including management fees; 12b-1 distribution and service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the RBC Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2012 through March 31, 2013.

Actual Expenses and Performance

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 10/1/12	Ending Account Value 3/31/13	Expenses Paid During Period* 10/1/12-3/31/13	Annualized Expense Ratio During Period 10/1/12-3/31/13
Prime Money Market Fund
RBC Institutional Class 1	$1,000.00	$1,000.40	$0.85	0.17%
RBC Institutional Class 2	1,000.00	1,000.10	1.25	0.25%
RBC Investor Class	1,000.00	1,000.10	1.25	0.25%
RBC Reserve Class	1,000.00	1,000.10	1.25	0.25%
RBC Select Class	1,000.00	1,000.10	1.25	0.25%

U.S. Government Money Market Fund
RBC Institutional Class 1	1,000.00	1,000.10	0.80	0.16%
RBC Institutional Class 2	1,000.00	1,000.10	0.75	0.15%
RBC Investor Class	1,000.00	1,000.10	0.80	0.16%
RBC Reserve Class	1,000.00	1,000.10	0.75	0.15%
RBC Select Class	1,000.00	1,000.10	0.80	0.16%

Tax-Free Money Market Fund
RBC Institutional Class 1(a)	1,000.00	1,000.00	0.14	0.18%
RBC Institutional Class 2	1,000.00	1,000.10	0.75	0.15%
RBC Investor Class	1,000.00	1,000.10	0.75	0.15%
RBC Reserve Class	1,000.00	1,000.10	0.75	0.15%
RBC Select Class	1,000.00	1,000.10	0.75	0.15%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 182/365 (to reflect one-half year period).
(a)	Tax-Free Money Market Institutional Class 1 is based on time period 10/1/12 to 10/28/12 since there were no outstanding shares in this class after this period.

52

SUPPLEMENTAL INFORMATION (Unaudited)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each RBC Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/12	Ending Account Value 3/31/13	Expenses Paid During Period* 10/1/12-3/31/13	Annualized Expense Ratio During Period 10/1/12-3/31/13
Prime Money Market Fund
RBC Institutional Class 1	$1,000.00	$1,024.08	$0.86	0.17%
RBC Institutional Class 2	1,000.00	1,023.68	1.26	0.25%
RBC Investor Class	1,000.00	1,023.68	1.26	0.25%
RBC Reserve Class	1,000.00	1,023.68	1.26	0.25%
RBC Select Class	1,000.00	1,023.68	1.26	0.25%

U.S. Government Money Market Fund
RBC Institutional Class 1	1,000.00	1,024.13	0.81	0.16%
RBC Institutional Class 2	1,000.00	1,024.18	0.76	0.15%
RBC Investor Class	1,000.00	1,024.13	0.81	0.16%
RBC Reserve Class	1,000.00	1,024.18	0.76	0.15%
RBC Select Class	1,000.00	1,024.13	0.81	0.16%

Tax-Free Money Market Fund
RBC Institutional Class 1(a)	1,000.00	1,003.70	0.14	0.18%
RBC Institutional Class 2	1,000.00	1,024.18	0.76	0.15%
RBC Investor Class	1,000.00	1,024.18	0.76	0.15%
RBC Reserve Class	1,000.00	1,024.18	0.76	0.15%
RBC Select Class	1,000.00	1,024.18	0.76	0.15%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 182/365 (to reflect one-half year period).
(a)	Tax-Free Money Market Institutional Class 1 is based on time period 10/1/12 to 10/28/12 since there were no outstanding shares in this class after this period.

53

This Page Intentionally Left Blank

54

This Page Intentionally Left Blank

55

This Page Intentionally Left Blank

56

This Page Intentionally Left Blank

57

This Page Intentionally Left Blank

58

This Page Intentionally Left Blank

59

This Page Intentionally Left Blank

60

RBC Funds

P.O. Box 701

Milwaukee, WI 53201-0701

800-422-2766

www.rbcgam.us

Performance data represents past performance and does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

This report and the financial statements contained herein are provided for the information of RBC Funds shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, charges and expenses of the funds. Please read the prospectus carefully before investing.

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. There is no assurance that certain securities will remain in or out of each fund’s portfolio. The views expressed in this report reflect those of the portfolio managers through the period ended March 31, 2013.

NOT FDIC INSURED — NO BANK GUARANTEE — MAY LOSE VALUE

RBC Global Asset Management (U.S.), Inc. serves as investment advisor for the RBC Funds. RBC Funds are distributed by Quasar Distributors LLC.

The RBC Funds are pleased to offer shareholder reports printed entirely on Forest

Stewardship Council certified paper. FSC® certification ensures that the paper used in this report contains fiber from well-managed and responsibly harvested forests that meet strict environmental and socioeconomic standards.

RBCF-MM SAR 03-13

	RBC Funds

About Your Semi Annual Report

This semi annual report includes detailed information about the Access Capital Community Investment Fund (the” Fund”) including financial statements, performance, and a complete list of holdings.

The Fund compares its performance against the Barclays U.S. Securitized Index and the Barclays U.S. Aggregate Bond Index which are widely used market indices.

We hope the financial information presented will help you evaluate your investment in the Fund. We also encourage you to read your Fund’s prospectus for further detail as to the Fund’s investment policies and risk profile. Fund prospectuses and performance information subsequent to the date of this report are available on our website at www.rbcgam.us.

A description of the policies and procedures that your Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-422-2766; (ii) on the Fund’s website at www.rbcgam.us; and (iii) on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov.

Information regarding how your Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (i) on the Fund’s website at www.rbcgam.us; and (ii) on the Commission’s website at http://www.sec.gov.

A schedule of the Fund’s portfolio holdings will be filed with the Commission for the first and third quarters of each fiscal year on Form N-Q. This information is available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room is available by calling 1-202-551-8090.

	Portfolio Managers	1
	Performance Summary	2
	Fund Statistics	3
	Schedule of Portfolio Investments	5
	Financial Statements
	- Statement of Assets and Liabilities	25
	- Statement of Operations	27
	- Statements of Changes in Net Assets	28
	- Statement of Cash Flows	29
	Financial Highlights	30
	Notes to Financial Statements	32
	Share Class Information	45
	Supplemental Information	46

PORTFOLIO MANAGERS

RBC Global Asset Management (U.S.) Inc.(“RBC GAM (US)”) serves as the investment advisor to the Access Capital Community Investment Fund. RBC GAM (US) employs a team approach to the management of the Access Capital Community Investment Fund, with no individual team member being solely responsible for the investment decisions. The Fund’s management team has access to RBC GAM (US)’s investment research and other money management resources.

Brian Svendahl, CFA

Managing Director, Co-Head, U.S. Fixed Income

Brian Svendahl oversees the fixed income research, portfolio management and trading at RBC GAM (US). In addition to shaping the firm’s overall fixed income philosophy and process, he is a portfolio manager for its community investment strategy, including the Access Capital Community Investment Fund, and many of RBC GAM (US)’s government mandates. Brian joined RBC GAM (US) in 2005 and most recently led the mortgage and government team before being promoted to Co-Head. Prior to joining RBC GAM (US), he held several risk management, research and trading positions at Wells Fargo. Brian’s experience also includes liability management and implementing balance sheet hedging strategies. He earned a BS in economics from the University of Minnesota and a BBA in finance and an MBA from the University of Minnesota Carlson School of Management. Brian is a CFA charterholder.

Brian Svendahl, CFA

Scott Kirby

Vice President, Senior Portfolio Manager

Scott Kirby is a member of the rates research team in RBC GAM (US)’s fixed income group and serves as co-portfolio manager for the firm’s community investment strategy, including the Access Capital Community Investment Fund. Scott joined RBC GAM (US) in 2012 and most recently served as manager of investments of a broad-based asset portfolio for a large foundation, supporting its mission to reduce poverty. Previously he led the structured assets team of Ameriprise Financial/Riversource Investments, where he served as senior portfolio manager for more than $20 billion in agency and non-agency mortgage-backed, commercial mortgage-backed and asset- backed securities. He earned a BS in finance and an MBA in finance from the University of Minnesota Carlson School of Management.

Scott Kirby

1

PERFORMANCE SUMMARY

Average Annual Total Returns as of March 31, 2013 (Unaudited)
Access Capital Community Investment Fund
	1 Year	3 Year	5 Year	10 Year	Since Inception	Expense Ratio*
Class A (a)
- Including Maximum Sales Charge of 3.75%	(1.33)%	2.42%	3.86%	3.75%	4.51%
- At Net Asset Value	2.53%	3.74%	4.65%	4.14%	4.78%	1.03%
Class I (b)
- At Net Asset Value	2.78%	3.99%	4.85%	4.32%	5.06%	0.78%

Barclays U. S. Securitized Index (c)	2.22%	4.49%	5.25%	4.91%	5.68%
Barclays U. S. Aggregate Bond Index (c)	3.77%	5.52%	5.47%	5.02%	5.78%

Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. For performance data current to most recent month-end go to www.rbcgam.us.

The Barclays U.S. Securitized Index is an unmanaged index that tracks the performance of mortgage-backed pass-through securities issued by Ginnie Mae, Fannie Mae, and Freddie Mac, investment-grade bonds and asset-backed securities.

The Barclays U.S. Aggregate Bond Index is an unmanaged index that tracks the performance of a representative list of government, corporate, asset-backed and mortgage-backed securities.

(a) The inception date for Class A shares of the Fund is January 29, 2009. All performance shown for such class of shares prior to its inception date is based on the performance of the Class I shares of the Fund, adjusted to reflect the fees and expenses of Class A shares, as applicable.

(b) Class I commenced operations on July 28, 2008. The performance in the table reflects the performance of Access Capital Strategies Community Investment Fund, Inc., the predecessor to the Fund. From its inception, June 23, 1998, until May 30, 2006, the predecessor fund elected status as a business development company. From May 31, 2006 until July 27, 2008, the predecessor fund operated as a continuously offered closed-end interval management company. If the predecessor fund had operated as an open-end management company, performance may have been adversely affected. Fund performance reflects applicable fee waivers/expense reimbursements which, if excluded, would cause performance to be lower.

(c) You cannot invest directly into the index.
* The Fund’s expenses reflect the most recent year end (September 30, 2012).

2

FUND STATISTICS (UNAUDITED)
Access Capital Community Investment Fund
Current income and capital appreciation				Investment Objective Benchmark
Barclays U.S. Securitized Index
Barclays U.S. Aggregate Bond Index
				Asset Allocation (as of 3/31/13) (% of fund’s investments)
Fannie Mae Pool #AK2386, 3.50%, 2/1/42	2.70%	Fannie Mae Pool #466303, 3.54%, 11/1/20	1.46%	Top Ten Holdings (as of 3/31/13) (% of fund’s net assets)
Small Business Administration, 1.45%, 3/25/36	2.43%	Massachusetts Housing Finance Agency Revenue, Series B,	1.36%
Massachusetts Housing	1.87%	6.53%, 12/1/27
Investment Corp. Term Loan, 6.67%, 1/31/35		Ginnie Mae Series 2012-114, Class A, 2.10%, 1/16/53	1.28%
Fannie Mae Pool #465537, 4.20%, 7/1/20	1.52%	Fannie Mae Pool #AK6715, 3.50%, 3/1/42	1.28%
Ginnie Mae Series 2012-58, Class B, 2.20%, 3/16/44	1.47%	Fannie Mae Pool #466934, 4.10%, 1/1/21	1.19%
*A listing of all portfolio holdings can be found beginning on page 5.

3

FUND STATISTICS (UNAUDITED)

Access Capital Community Investment Fund

Growth of $10,000 Initial Investment Over 10 Years

The graph reflects an initial investment of $10,000 over a 10 year period and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

4

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund

March 31, 2013 (Unaudited)

Principal Amount		Value
Municipal Bonds — 2.52%
California — 0.22%
$200,000	California Rural Home Mortgage Finance Authority Revenue, Series C, 5.40%, 8/1/35, (Credit Support: Ginnie Mae, Fannie Mae, Freddie Mac), Callable 2/1/17 @ 104	$211,472

975,000	California Statewide Communities Development Authority Revenue, Series B, 5.25%, 10/20/42, (Credit Support: Ginnie Mae), Callable 10/20/17 @ 102	1,016,116

		1,227,588

Delaware — 0.27%
735,000	Delaware State Housing Authority Revenue, Series 2, 1.50%, 1/1/15, (Credit Support: Ginnie Mae, Fannie Mae, Freddie Mac)	739,932

720,000	Delaware State Housing Authority Revenue, Series 2, 0.95%, 1/1/14, (Credit Support: Ginnie Mae, Fannie Mae, Freddie Mac)	721,490

		1,461,422

Massachusetts — 1.36%
6,790,000	Massachusetts Housing Finance Agency Revenue, Series B, 6.53%, 12/1/27, (Credit Support: NATL-RE,IBC), Callable 6/1/17 @ 100	7,554,894

Mississippi — 0.02%
100,000	Mississippi Home Corp. Multi Family Revenue OID, 5.35%, 8/20/48, (Credit Support: Ginnie Mae, FHA), Callable 9/1/18 @ 105	102,095

New York — 0.44%
665,000	New York City Housing Development Corp. Revenue, Series A, 4.15%, 7/15/15, (Credit Support: Fannie Mae)	699,474

700,000	New York State Housing Finance Agency Revenue, 4.50%, 11/15/27, (Credit Support: Fannie Mae), Callable 11/15/16 @ 100	725,340

1,000,000	New York State Housing Finance Agency Revenue, Series A, 4.65%, 11/15/38, (Credit Support: Fannie Mae), Callable 11/15/16 @ 100	1,026,790

		2,451,604

5

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2013 (Unaudited)

Principal Amount		Value
Texas — 0.21%
$1,085,000	Texas Department of Housing & Community Affairs Revenue, 5.13%, 12/1/38, (Credit Support: Fannie Mae), Callable 6/01/21 @ 102(a)	$1,179,482

Total Municipal Bonds		13,977,085

(Cost $12,864,648)
U.S. Government Agency Backed Mortgages — 107.91%
Fannie Mae — 70.32%
24,133	Pool #253174, 7.25%, 12/1/29	27,975
17,492	Pool #253214, 7.00%, 1/1/15	18,218
108,089	Pool #257611, 5.50%, 5/1/38	118,012
50,146	Pool #257612, 5.00%, 5/1/38	55,165
375,882	Pool #257613, 5.50%, 6/1/38	411,562
175,884	Pool #257631, 6.00%, 7/1/38	194,490
131,317	Pool #257632, 5.50%, 7/1/38	144,767
186,924	Pool #257649, 5.50%, 7/1/38	203,907
81,436	Pool #257656, 6.00%, 8/1/38	90,190
206,644	Pool #257663, 5.50%, 8/1/38	225,419
389,461	Pool #257857, 6.00%, 12/1/37	426,521
68,254	Pool #257869, 5.50%, 12/1/37	75,010
369,008	Pool #257890, 5.50%, 2/1/38	402,421
383,810	Pool #257892, 5.50%, 2/1/38	419,523
51,852	Pool #257897, 5.50%, 2/1/38	56,985
108,432	Pool #257898, 6.00%, 2/1/38	119,767
119,064	Pool #257901, 5.50%, 2/1/38	129,845
53,441	Pool #257902, 6.00%, 2/1/38	59,027
142,704	Pool #257903, 5.50%, 2/1/38	155,447
113,458	Pool #257904, 6.00%, 2/1/38	125,070
85,362	Pool #257913, 5.50%, 1/1/38	93,572
110,419	Pool #257919, 6.00%, 2/1/38	121,720
76,669	Pool #257926, 5.50%, 3/1/38	84,522
164,758	Pool #257942, 5.50%, 4/1/38	179,882
101,826	Pool #257943, 6.00%, 4/1/38	112,597
82,013	Pool #257995, 6.00%, 7/1/38	90,688
69,747	Pool #258022, 5.50%, 5/1/34	76,956
93,851	Pool #258027, 5.00%, 5/1/34	102,334
110,207	Pool #258030, 5.00%, 5/1/34	120,134
155,776	Pool #258070, 5.00%, 6/1/34	171,706
156,068	Pool #258090, 5.00%, 6/1/34	170,273
46,988	Pool #258121, 5.50%, 6/1/34	51,815
155,729	Pool #258152, 5.50%, 8/1/34	171,631
432,077	Pool #258157, 5.00%, 8/1/34	470,187
182,995	Pool #258163, 5.50%, 8/1/34	201,567
130,714	Pool #258166, 5.50%, 9/1/34	143,939
81,813	Pool #258171, 5.50%, 10/1/34	90,167

6

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2013 (Unaudited)

Principal Amount	Value
$166,135	Pool #258173, 5.50%, 10/1/34	$182,943
152,628	Pool #258180, 5.00%, 10/1/34	166,090
79,571	Pool #258187, 5.50%, 11/1/34	87,671
411,216	Pool #258188, 5.50%, 11/1/34	453,205
104,629	Pool #258221, 5.50%, 11/1/34	115,214
45,477	Pool #258222, 5.00%, 11/1/34	49,587
123,883	Pool #258224, 5.50%, 12/1/34	136,339
135,675	Pool #258225, 5.50%, 11/1/34	149,317
285,563	Pool #258238, 5.00%, 1/1/35	310,483
104,573	Pool #258251, 5.50%, 1/1/35	115,153
49,553	Pool #258252, 5.50%, 12/1/34	54,644
120,555	Pool #258254, 5.50%, 12/1/34	132,677
126,029	Pool #258258, 5.00%, 1/1/35	137,146
183,320	Pool #258302, 5.00%, 3/1/35	202,469
75,633	Pool #258303, 5.00%, 2/1/35	82,423
381,674	Pool #258305, 5.00%, 3/1/35	415,338
78,161	Pool #258312, 5.50%, 2/1/35	86,118
107,156	Pool #258336, 5.00%, 4/1/35	116,841
71,150	Pool #258340, 5.00%, 3/1/35	77,582
129,685	Pool #258346, 5.00%, 3/1/35	141,124
272,022	Pool #258347, 5.00%, 4/1/35	295,760
118,564	Pool #258388, 5.50%, 6/1/35	130,281
366,126	Pool #258393, 5.00%, 5/1/35	398,420
138,744	Pool #258394, 5.00%, 5/1/35	151,069
274,166	Pool #258395, 5.50%, 6/1/35	301,218
72,172	Pool #258402, 5.00%, 6/1/35	78,583
70,112	Pool #258403, 5.00%, 6/1/35	76,340
94,375	Pool #258404, 5.00%, 6/1/35	102,699
90,436	Pool #258409, 5.00%, 5/1/35	99,345
54,572	Pool #258410, 5.00%, 4/1/35	59,419
113,273	Pool #258411, 5.50%, 5/1/35	124,733
149,646	Pool #258422, 5.00%, 6/1/35	162,612
135,523	Pool #258448, 5.00%, 8/1/35	147,264
226,574	Pool #258450, 5.50%, 8/1/35	248,966
104,730	Pool #258456, 5.00%, 8/1/35	113,902
250,699	Pool #258460, 5.00%, 8/1/35	272,106
87,004	Pool #258479, 5.50%, 7/1/35	95,657
94,370	Pool #258552, 5.00%, 11/1/35	103,519
107,904	Pool #258569, 5.00%, 10/1/35	117,320
634,061	Pool #258571, 5.50%, 11/1/35	696,031
189,048	Pool #258600, 6.00%, 1/1/36	208,278
618,119	Pool #258627, 5.50%, 2/1/36	677,951
208,576	Pool #258634, 5.50%, 2/1/36	227,299
368,533	Pool #258644, 5.50%, 2/1/36	401,672
367,819	Pool #258658, 5.50%, 3/1/36	400,664
61,615	Pool #258721, 5.50%, 4/1/36	67,348
122,377	Pool #258737, 5.50%, 12/1/35	133,649
85,428	Pool #258763, 6.00%, 5/1/36	94,145

7

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2013 (Unaudited)

Principal Amount	Value
$ 50,482	Pool #259004, 8.00%, 2/1/30	$60,321
34,954	Pool #259011, 8.00%, 3/1/30	41,767
58,283	Pool #259030, 8.00%, 4/1/30	69,268
53,933	Pool #259181, 6.50%, 3/1/31	61,760
20,735	Pool #259187, 6.50%, 4/1/31	23,360
85,538	Pool #259190, 6.50%, 4/1/31	98,146
82,274	Pool #259201, 6.50%, 4/1/31	94,389
37,137	Pool #259284, 6.50%, 8/1/31	42,454
41,791	Pool #259306, 6.50%, 9/1/31	47,685
205,803	Pool #259316, 6.50%, 11/1/31	235,202
64,346	Pool #259369, 6.00%, 1/1/32	71,775
37,215	Pool #259378, 6.00%, 12/1/31	41,739
105,159	Pool #259393, 6.00%, 1/1/32	118,051
50,003	Pool #259398, 6.50%, 2/1/32	57,272
51,071	Pool #259590, 5.50%, 11/1/32	56,386
36,671	Pool #259599, 6.00%, 10/1/32	40,128
211,975	Pool #259611, 5.50%, 11/1/32	233,770
114,324	Pool #259614, 6.00%, 11/1/32	128,501
94,201	Pool #259634, 5.50%, 12/1/32	104,014
70,405	Pool #259655, 5.50%, 2/1/33	77,755
163,681	Pool #259659, 5.50%, 2/1/33	180,779
39,074	Pool #259671, 5.50%, 2/1/33	43,155
95,981	Pool #259686, 5.50%, 3/1/33	105,983
47,015	Pool #259722, 5.00%, 5/1/33	51,353
58,400	Pool #259724, 5.00%, 5/1/33	63,789
151,725	Pool #259725, 5.00%, 5/1/33	165,629
73,467	Pool #259726, 5.00%, 5/1/33	80,199
125,923	Pool #259729, 5.00%, 6/1/33	137,344
59,700	Pool #259731, 5.00%, 6/1/33	65,209
132,764	Pool #259733, 5.50%, 6/1/33	146,445
71,191	Pool #259734, 5.50%, 5/1/33	78,527
120,901	Pool #259748, 5.00%, 6/1/33	131,829
59,341	Pool #259753, 5.00%, 7/1/33	64,742
75,519	Pool #259757, 5.00%, 6/1/33	82,440
284,429	Pool #259761, 5.00%, 6/1/33	313,872
150,790	Pool #259764, 5.00%, 7/1/33	164,468
142,696	Pool #259777, 5.00%, 7/1/33	155,594
97,441	Pool #259781, 5.00%, 7/1/33	106,310
59,416	Pool #259789, 5.00%, 7/1/33	64,898
109,093	Pool #259807, 5.00%, 8/1/33	118,954
304,581	Pool #259816, 5.00%, 8/1/33	331,922
32,967	Pool #259819, 5.00%, 8/1/33	35,998
178,797	Pool #259830, 5.00%, 8/1/33	194,959
40,330	Pool #259848, 5.00%, 9/1/33	44,038
126,325	Pool #259862, 5.50%, 9/1/33	139,264
84,724	Pool #259867, 5.50%, 10/1/33	93,428
137,728	Pool #259869, 5.50%, 10/1/33	151,834
134,646	Pool #259875, 5.50%, 10/1/33	148,479

8

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2013 (Unaudited)

Principal Amount	Value
$ 81,567	Pool #259876, 5.50%, 10/1/33	$89,947
47,200	Pool #259879, 5.50%, 10/1/33	52,094
38,616	Pool #259904, 5.50%, 11/1/33	42,620
147,182	Pool #259906, 5.50%, 11/1/33	162,349
59,756	Pool #259928, 5.50%, 12/1/33	65,951
217,028	Pool #259930, 5.00%, 11/1/33	236,544
10,047	Pool #259939, 5.50%, 11/1/33	11,089
44,812	Pool #259961, 5.50%, 3/1/34	49,444
206,444	Pool #259976, 5.00%, 3/1/34	227,556
135,629	Pool #259977, 5.00%, 3/1/34	147,761
45,210	Pool #259998, 5.00%, 3/1/34	49,353
683,574	Pool #380307, 6.53%, 6/1/16	688,107
561,107	Pool #381985, 7.97%, 9/1/17	598,458
530,006	Pool #382373, 7.58%, 5/1/18	608,604
576,551	Pool #383765, 6.70%, 6/1/19	664,660
2,547,440	Pool #386602, 4.66%, 10/1/13	2,597,088
2,557,110	Pool #386641, 5.80%, 12/1/33	2,921,538
675,940	Pool #386674, 5.51%, 11/1/21	749,293
3,453,376	Pool #387374, 5.60%, 5/1/23	4,047,708
831,969	Pool #387446, 5.22%, 6/1/20	972,402
878,748	Pool #387472, 4.89%, 6/1/15	954,303
3,564,168	Pool #387590, 4.90%, 9/1/15	3,908,842
622,710	Pool #462834, 4.70%, 2/1/17(b)	673,543
7,457,323	Pool #465537, 4.20%, 7/1/20	8,422,828
733,261	Pool #465946, 3.61%, 9/1/20	813,764
7,344,485	Pool #466303, 3.54%, 11/1/20	8,116,433
5,883,153	Pool #466934, 4.10%, 1/1/21	6,640,031
3,395,704	Pool #467882, 4.24%, 6/1/21	3,838,256
2,443,691	Pool #468104, 3.93%, 5/1/18	2,744,931
473,627	Pool #470439, 2.91%, 5/1/22	497,471
3,463,181	Pool #470561, 2.94%, 2/1/22	3,653,373
4,065,001	Pool #471320, 2.96%, 5/1/22	4,285,366
4,932,808	Pool #471372, 2.96%, 5/1/22	5,199,641
3,630,827	Pool #471948, 2.86%, 7/1/22	3,791,745
238,027	Pool #557295, 7.00%, 12/1/29	273,038
33,297	Pool #575886, 7.50%, 1/1/31	39,059
88,402	Pool #576445, 6.00%, 1/1/31	98,154
190,048	Pool #579402, 6.50%, 4/1/31	217,599
164,638	Pool #583728, 6.50%, 6/1/31	188,713
82,435	Pool #585148, 6.50%, 7/1/31	94,585
41,458	Pool #590931, 6.50%, 7/1/31	47,352
76,150	Pool #590932, 6.50%, 7/1/31	87,305
57,384	Pool #591063, 6.50%, 7/1/31	65,599
193,678	Pool #601865, 6.50%, 4/1/31	219,969
148,004	Pool #601868, 6.00%, 7/1/29	163,390
251,253	Pool #607611, 6.50%, 11/1/31	286,910
229,112	Pool #634271, 6.50%, 5/1/32	262,418
93,473	Pool #640146, 5.00%, 12/1/17	100,725

9

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2013 (Unaudited)

Principal Amount		Value
$ 147,719	Pool #644232, 6.50%, 6/1/32	$169,965
30,995	Pool #644432, 6.50%, 7/1/32	35,589
50,288	Pool #644437, 6.50%, 6/1/32	57,859
114,118	Pool #657250, 6.00%, 10/1/32	128,434
3,675,592	Pool #663159, 5.00%, 7/1/32	3,987,600
186,243	Pool #670278, 5.50%, 11/1/32	205,535
54,296	Pool #676702, 5.50%, 11/1/32	59,878
61,290	Pool #677591, 5.50%, 12/1/32	67,690
617,574	Pool #681883, 6.00%, 3/1/33	694,879
104,749	Pool #683087, 5.00%, 1/1/18	112,875
195,066	Pool #684570, 5.00%, 12/1/32	212,632
85,329	Pool #684644, 4.50%, 6/1/18	91,868
312,572	Pool #686542, 5.50%, 3/1/33	341,174
9,054	Pool #689034, 5.00%, 5/1/33	9,872
81,529	Pool #689667, 5.50%, 4/1/33	89,930
703,709	Pool #695961, 5.50%, 1/1/33	776,502
151,130	Pool #695962, 6.00%, 11/1/32	170,011
366,567	Pool #696407, 5.50%, 4/1/33	404,340
1,051,337	Pool #702478, 5.50%, 6/1/33	1,159,674
333,134	Pool #702479, 5.00%, 6/1/33	363,246
285,011	Pool #703210, 5.50%, 9/1/32	313,031
163,979	Pool #705576, 5.50%, 5/1/33	180,876
426,341	Pool #720025, 5.00%, 8/1/33	464,878
680,578	Pool #723066, 5.00%, 4/1/33	742,096
393,470	Pool #723067, 5.50%, 5/1/33	433,555
326,442	Pool #723068, 4.50%, 5/1/33	351,635
401,059	Pool #723070, 4.50%, 5/1/33	433,034
372,877	Pool #723328, 5.00%, 9/1/33	406,349
495,303	Pool #727311, 4.50%, 9/1/33	534,637
1,377,915	Pool #727312, 5.00%, 9/1/33	1,502,896
363,271	Pool #727315, 6.00%, 10/1/33	406,363
463,846	Pool #738589, 5.00%, 9/1/33	505,483
194,174	Pool #738683, 5.00%, 9/1/33	211,604
503,428	Pool #739269, 5.00%, 9/1/33	548,619
191,153	Pool #743595, 5.50%, 10/1/33	210,731
202,332	Pool #748041, 4.50%, 10/1/33	218,274
276,688	Pool #749891, 5.00%, 9/1/33	305,157
308,614	Pool #749897, 4.50%, 9/1/33	332,929
175,618	Pool #750984, 5.00%, 12/1/18	189,818
234,201	Pool #751008, 5.00%, 12/1/18	252,526
301,547	Pool #753533, 5.00%, 11/1/33	328,804
104,916	Pool #755679, 6.00%, 1/1/34	117,219
120,736	Pool #755745, 5.00%, 1/1/34	133,649
180,217	Pool #755746, 5.50%, 12/1/33	198,900
48,086	Pool #763551, 5.50%, 3/1/34	53,056
522,624	Pool #763820, 5.50%, 1/1/34	575,826
234,527	Pool #763824, 5.00%, 3/1/34	255,653
290,088	Pool #765216, 5.00%, 1/1/19	313,813

10

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2013 (Unaudited)

Principal Amount		Value
$ 144,847	Pool #765217, 4.50%, 1/1/19	$155,948
125,598	Pool #765306, 5.00%, 2/1/19	135,341
90,261	Pool #773084, 4.50%, 3/1/19	97,179
19,953	Pool #773096, 4.50%, 3/1/19	21,483
326,190	Pool #773175, 5.00%, 5/1/34	355,267
350,501	Pool #773476, 5.50%, 7/1/19	381,057
266,338	Pool #773547, 5.00%, 5/1/34	290,079
362,402	Pool #773553, 5.00%, 4/1/34	394,707
545,524	Pool #773568, 5.50%, 5/1/34	601,057
79,837	Pool #773575, 6.00%, 7/1/34	88,839
158,042	Pool #776849, 5.00%, 11/1/34	171,982
181,247	Pool #776850, 5.50%, 11/1/34	199,584
53,496	Pool #776851, 6.00%, 10/1/34	59,452
68,424	Pool #777444, 5.50%, 5/1/34	75,496
2,507,109	Pool #777621, 5.00%, 2/1/34	2,732,162
441,667	Pool #781437, 6.00%, 8/1/34	491,457
216,340	Pool #781741, 6.00%, 9/1/34	240,419
284,667	Pool #781907, 5.00%, 2/1/21	308,753
235,326	Pool #781954, 5.00%, 6/1/34	256,230
232,409	Pool #781959, 5.50%, 6/1/34	255,922
432,533	Pool #781960, 5.50%, 6/1/34	476,564
506,457	Pool #783893, 5.50%, 12/1/34	557,380
394,378	Pool #783929, 5.50%, 10/1/34	434,278
117,028	Pool #788329, 6.50%, 8/1/34	132,725
69,144	Pool #790282, 6.00%, 7/1/34	77,159
370,083	Pool #797623, 5.00%, 7/1/35	401,684
163,340	Pool #797626, 5.50%, 7/1/35	179,458
141,082	Pool #797627, 5.00%, 7/1/35	153,306
133,079	Pool #797674, 5.50%, 9/1/35	146,003
527,122	Pool #798725, 5.50%, 11/1/34	580,122
358,109	Pool #799547, 5.50%, 9/1/34	394,451
122,027	Pool #799548, 6.00%, 9/1/34	135,458
2,000,937	Pool #806754, 4.50%, 9/1/34	2,157,026
543,778	Pool #806757, 6.00%, 9/1/34	604,217
2,046,921	Pool #806761, 5.50%, 9/1/34	2,254,012
84,291	Pool #808185, 5.50%, 3/1/35	92,766
367,161	Pool #808205, 5.00%, 1/1/35	399,202
82,533	Pool #813942, 5.00%, 11/1/20	89,697
855,605	Pool #815009, 5.00%, 4/1/35	930,270
782,722	Pool #817641, 5.00%, 11/1/35	850,537
201,811	Pool #820334, 5.00%, 9/1/35	219,170
603,996	Pool #820335, 5.00%, 9/1/35	655,572
480,504	Pool #820336, 5.00%, 9/1/35	522,435
572,572	Pool #822008, 5.00%, 5/1/35	621,464
1,077,509	Pool #829005, 5.00%, 8/1/35	1,169,518
209,872	Pool #829006, 5.50%, 9/1/35	230,581
93,963	Pool #829117, 5.50%, 9/1/35	103,293
394,229	Pool #829274, 5.00%, 8/1/35	427,892

11

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2013 (Unaudited)

Principal Amount		Value
$ 485,271	Pool #829275, 5.00%, 8/1/35	$526,709
183,407	Pool #829276, 5.00%, 8/1/35	199,068
573,033	Pool #829277, 5.00%, 8/1/35	621,965
110,352	Pool #829356, 5.00%, 9/1/35	121,051
966,393	Pool #829649, 5.50%, 3/1/35	1,064,164
1,404,707	Pool #844361, 5.50%, 11/1/35	1,540,679
602,410	Pool #845245, 5.50%, 11/1/35	660,722
295,887	Pool #866969, 6.00%, 2/1/36	325,430
179,576	Pool #867569, 6.00%, 2/1/36	197,393
342,245	Pool #867574, 5.50%, 2/1/36	372,806
161,846	Pool #868788, 6.00%, 3/1/36	178,359
221,734	Pool #870599, 6.00%, 6/1/36	243,803
171,250	Pool #870684, 6.00%, 7/1/36	187,706
534,940	Pool #871072, 5.50%, 2/1/37	582,708
734,698	Pool #873819, 6.39%, 8/1/24	746,251
3,124,174	Pool #874900, 5.45%, 10/1/17	3,629,253
99,938	Pool #881425, 6.00%, 7/1/36	110,135
266,017	Pool #882044, 6.00%, 5/1/36	291,995
282,641	Pool #884693, 5.50%, 4/1/36	308,189
1,557,318	Pool #885724, 5.50%, 6/1/36	1,696,381
510,345	Pool #899800, 6.00%, 8/1/37	559,067
159,523	Pool #901412, 6.00%, 8/1/36	175,002
73,441	Pool #905438, 6.00%, 11/1/36	80,934
480,703	Pool #907646, 6.00%, 1/1/37	526,746
169,749	Pool #908671, 6.00%, 1/1/37	186,963
284,347	Pool #908672, 5.50%, 1/1/37	309,738
703,720	Pool #911730, 5.50%, 12/1/21	762,107
305,974	Pool #919368, 5.50%, 4/1/37	333,775
684,938	Pool #922582, 6.00%, 12/1/36	751,398
1,639,572	Pool #934941, 5.00%, 8/1/39	1,783,675
843,155	Pool #934942, 5.00%, 9/1/39	913,045
507,737	Pool #941204, 5.50%, 6/1/37	553,077
45,348	Pool #941206, 5.50%, 5/1/37	49,397
115,687	Pool #941487, 6.00%, 8/1/37	127,129
326,915	Pool #943394, 5.50%, 6/1/37	356,721
889,703	Pool #944502, 6.00%, 6/1/37	975,754
138,219	Pool #945853, 6.00%, 7/1/37	151,890
381,790	Pool #948600, 6.00%, 8/1/37	418,239
690,443	Pool #948672, 5.50%, 8/1/37	752,097
940,939	Pool #952598, 6.00%, 7/1/37	1,034,004
246,129	Pool #952623, 6.00%, 8/1/37	270,472
626,762	Pool #952632, 6.00%, 7/1/37	686,598
92,386	Pool #952649, 6.00%, 7/1/37	101,813
630,477	Pool #952659, 6.00%, 8/1/37	690,668
142,602	Pool #952665, 6.00%, 8/1/37	156,395
403,309	Pool #952678, 6.50%, 8/1/37	450,382
283,032	Pool #952693, 6.50%, 8/1/37	315,713
83,910	Pool #956050, 6.00%, 12/1/37	92,550

12

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2013 (Unaudited)

Principal Amount	Value
$ 2,532,117	Pool #957324, 5.43%, 5/1/18	$2,958,168
380,090	Pool #958502, 5.07%, 5/1/19	442,685
284,176	Pool #959093, 5.50%, 11/1/37	311,150
393,427	Pool #960919, 5.00%, 2/1/38	427,514
232,343	Pool #965239, 5.84%, 9/1/38	256,547
131,456	Pool #975137, 5.00%, 5/1/38	143,421
579,103	Pool #975769, 5.50%, 3/1/38	630,815
144,135	Pool #982656, 5.50%, 6/1/38	157,546
89,882	Pool #982898, 5.00%, 5/1/38	98,287
160,316	Pool #983033, 5.00%, 5/1/38	174,556
159,594	Pool #984842, 5.50%, 6/1/38	173,870
270,564	Pool #986230, 5.00%, 7/1/38	295,866
400,244	Pool #986239, 6.00%, 7/1/38	439,080
675,650	Pool #986957, 5.50%, 7/1/38	735,984
233,464	Pool #986958, 5.50%, 7/1/38	254,676
139,347	Pool #986985, 5.00%, 7/1/23	151,050
187,419	Pool #990510, 5.50%, 8/1/38	206,322
492,745	Pool #990511, 6.00%, 8/1/38	539,633
187,181	Pool #990617, 5.50%, 9/1/38	204,013
131,514	Pool #AA0525, 5.50%, 12/1/38	143,545
627,704	Pool #AA0526, 5.00%, 12/1/38	684,050
1,116,244	Pool #AA0527, 5.50%, 12/1/38	1,224,293
827,843	Pool #AA0643, 4.00%, 3/1/39	882,590
791,553	Pool #AA0644, 4.50%, 3/1/39	852,434
979,342	Pool #AA0645, 4.50%, 3/1/39	1,068,134
222,367	Pool #AA0814, 5.50%, 12/1/38	243,058
324,630	Pool #AA2243, 4.50%, 5/1/39	352,033
714,558	Pool #AA3142, 4.50%, 3/1/39	774,876
515,824	Pool #AA3143, 4.00%, 3/1/39	549,937
815,120	Pool #AA3206, 4.00%, 4/1/39	869,026
813,610	Pool #AA3207, 4.50%, 3/1/39	876,188
306,277	Pool #AA4468, 4.00%, 4/1/39	330,361
1,003,122	Pool #AA7042, 4.50%, 6/1/39	1,084,038
586,721	Pool #AA7658, 4.00%, 6/1/39	632,856
639,394	Pool #AA7659, 4.50%, 6/1/39	697,365
483,567	Pool #AA7741, 4.50%, 6/1/24	525,765
496,272	Pool #AA8455, 4.50%, 6/1/39	541,266
4,956,628	Pool #AB7148, 3.00%, 11/1/42	5,115,008
4,812,187	Pool #AB7477, 3.00%, 12/1/42	4,965,951
4,465,897	Pool #AB7798, 3.00%, 1/1/43	4,608,596
1,185,986	Pool #AB7799, 3.00%, 1/1/43	1,223,882
1,453,019	Pool #AC1463, 5.00%, 8/1/39	1,587,537
599,863	Pool #AC1464, 5.00%, 8/1/39	651,835
1,735,545	Pool #AC2109, 4.50%, 7/1/39	1,869,032
422,526	Pool #AC4394, 5.00%, 9/1/39	463,095
948,514	Pool #AC4395, 5.00%, 9/1/39	1,042,254
719,628	Pool #AC5328, 5.00%, 10/1/39	788,724
806,791	Pool #AC5329, 5.00%, 10/1/39	877,701

13

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2013 (Unaudited)

Principal Amount	Value
$ 805,759	Pool #AC6304, 5.00%, 11/1/39	$876,577
499,078	Pool #AC6305, 5.00%, 11/1/39	549,804
1,012,198	Pool #AC6307, 5.00%, 12/1/39	1,101,160
1,012,378	Pool #AC6790, 5.00%, 12/1/39	1,115,276
3,779,281	Pool #AC7199, 5.00%, 12/1/39	4,111,444
1,840,436	Pool #AD1470, 5.00%, 2/1/40	1,999,893
2,661,830	Pool #AD1471, 4.50%, 2/1/40	2,876,544
1,702,120	Pool #AD1560, 5.00%, 3/1/40	1,851,720
3,387,360	Pool #AD1585, 4.50%, 2/1/40	3,660,598
1,238,885	Pool #AD1586, 5.00%, 1/1/40	1,346,223
710,828	Pool #AD1638, 4.50%, 2/1/40	765,501
692,853	Pool #AD1640, 4.50%, 3/1/40	749,607
2,523,935	Pool #AD1942, 4.50%, 1/1/40	2,727,526
812,686	Pool #AD1943, 5.00%, 1/1/40	883,097
3,590,209	Pool #AD1988, 4.50%, 2/1/40	3,879,810
552,378	Pool #AD2896, 5.00%, 3/1/40	608,522
1,726,158	Pool #AD4456, 4.50%, 4/1/40	1,867,554
439,408	Pool #AD4457, 4.50%, 4/1/40	474,852
1,792,291	Pool #AD4458, 4.50%, 4/1/40	1,932,384
992,886	Pool #AD4940, 4.50%, 6/1/40	1,087,249
1,033,008	Pool #AD4946, 4.50%, 6/1/40	1,113,752
656,078	Pool #AD5728, 5.00%, 4/1/40	722,763
939,330	Pool #AD7239, 4.50%, 7/1/40	1,028,603
854,913	Pool #AD7242, 4.50%, 7/1/40	924,942
677,336	Pool #AD7256, 4.50%, 7/1/40	743,827
1,968,902	Pool #AD7271, 4.50%, 7/1/40	2,130,182
1,108,211	Pool #AD7272, 4.50%, 7/1/40	1,213,534
1,302,430	Pool #AD8960, 5.00%, 6/1/40	1,431,554
1,534,382	Pool #AD9613, 4.50%, 8/1/40	1,654,315
2,037,859	Pool #AD9614, 4.50%, 8/1/40	2,197,147
674,451	Pool #AE2011, 4.00%, 9/1/40	721,583
2,541,949	Pool #AE2012, 4.00%, 9/1/40	2,710,055
1,326,577	Pool #AE2023, 4.00%, 9/1/40	1,414,308
1,616,887	Pool #AE5432, 4.00%, 10/1/40	1,725,332
759,655	Pool #AE5435, 4.50%, 9/1/40	819,982
822,552	Pool #AE5806, 4.50%, 9/1/40	900,726
1,494,113	Pool #AE5861, 4.00%, 10/1/40	1,594,324
1,488,047	Pool #AE5862, 4.00%, 10/1/40	1,592,036
1,274,341	Pool #AE5863, 4.00%, 10/1/40	1,363,395
1,077,435	Pool #AE6850, 4.00%, 10/1/40	1,149,699
719,651	Pool #AE6851, 4.00%, 10/1/40	767,918
984,465	Pool #AE7699, 4.00%, 11/1/40	1,050,493
984,915	Pool #AE7703, 4.00%, 10/1/40	1,050,974
1,859,691	Pool #AE7707, 4.00%, 11/1/40	1,984,421
910,092	Pool #AH0300, 4.00%, 11/1/40	971,132
1,323,835	Pool #AH0301, 3.50%, 11/1/40	1,398,404
612,489	Pool #AH0302, 4.00%, 11/1/40	653,569
945,043	Pool #AH0306, 4.00%, 12/1/40	1,024,670

14

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2013 (Unaudited)

Principal Amount	Value
$ 1,342,435	Pool #AH0508, 4.00%, 11/1/40	$1,432,473
1,875,943	Pool #AH0537, 4.00%, 12/1/40	2,017,591
1,250,128	Pool #AH0914, 4.50%, 11/1/40	1,349,406
1,323,872	Pool #AH0917, 4.00%, 12/1/40	1,412,665
1,258,049	Pool #AH1077, 4.00%, 1/1/41	1,372,305
1,624,074	Pool #AH2973, 4.00%, 12/1/40	1,733,001
2,210,340	Pool #AH2980, 4.00%, 1/1/41	2,358,588
1,400,273	Pool #AH5656, 4.00%, 1/1/41	1,506,004
894,849	Pool #AH5657, 4.00%, 2/1/41	954,867
1,978,762	Pool #AH5658, 4.00%, 2/1/41	2,111,478
1,067,413	Pool #AH5662, 4.00%, 2/1/41	1,139,672
1,689,487	Pool #AH5882, 4.00%, 2/1/26	1,807,157
1,422,256	Pool #AH6764, 4.00%, 3/1/41	1,518,536
3,143,366	Pool #AH6768, 4.00%, 3/1/41	3,356,157
1,093,233	Pool #AH7277, 4.00%, 3/1/41	1,169,631
1,863,999	Pool #AH7281, 4.00%, 3/1/41	1,994,261
973,758	Pool #AH7526, 4.50%, 3/1/41	1,062,043
2,272,830	Pool #AH7537, 4.00%, 3/1/41	2,431,662
1,019,690	Pool #AH7576, 4.00%, 3/1/41	1,088,718
1,587,920	Pool #AH8878, 4.50%, 4/1/41	1,715,016
1,054,607	Pool #AH8885, 4.50%, 4/1/41	1,139,017
1,353,983	Pool #AH9050, 3.50%, 2/1/26	1,435,433
825,577	Pool #AI0114, 4.00%, 3/1/41	883,270
1,594,926	Pool #AI1846, 4.50%, 5/1/41	1,722,582
1,240,024	Pool #AI1847, 4.50%, 5/1/41	1,339,275
2,203,416	Pool #AI1848, 4.50%, 5/1/41	2,379,776
1,630,457	Pool #AI1849, 4.50%, 5/1/41	1,786,433
989,124	Pool #AJ0651, 4.00%, 8/1/41	1,056,083
1,223,697	Pool #AJ7667, 3.50%, 12/1/41	1,292,626
1,303,970	Pool #AJ7668, 4.00%, 11/1/41	1,392,242
1,637,583	Pool #AJ9133, 4.00%, 1/1/42	1,748,440
14,224,267	Pool #AK2386, 3.50%, 2/1/42	15,025,492
6,753,415	Pool #AK6715, 3.50%, 3/1/42	7,133,822
2,370,545	Pool #AK6716, 3.50%, 3/1/42	2,504,074
1,579,799	Pool #AK6717, 3.50%, 3/1/42	1,668,786
917,060	Pool #AK6718, 3.50%, 2/1/42	968,716
497,168	Pool #AM0635, 2.55%, 10/1/22	512,716
1,256,761	Pool #AO0844, 3.50%, 4/1/42	1,327,552
1,393,912	Pool #AO2923, 3.50%, 5/1/42	1,472,428
3,800,951	Pool #AO8029, 3.50%, 7/1/42	4,015,051
1,020,247	Pool #AP7483, 3.50%, 9/1/42	1,077,716
1,665,827	Pool #AP9716, 3.00%, 10/1/42	1,719,055
4,736,808	Pool #AQ0517, 3.00%, 11/1/42	4,888,163
1,337,658	Pool #AQ6710, 2.50%, 10/1/27	1,388,761
1,665,438	Pool #AR1191, 3.00%, 11/1/42	1,718,653
3,248,125	Pool #AR3088, 3.00%, 1/1/43	3,351,912
1,255,966	Pool #AR6712, 3.00%, 1/1/43	1,296,295
1,919,361	Pool #AR6928, 3.00%, 3/1/43	1,980,691

15

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2013 (Unaudited)

Principal Amount	Value
$1,012,774	Pool #AR6933, 3.00%, 3/1/43	$1,045,135
467,252	Pool #MC0007, 5.50%, 12/1/38	512,480
60,780	Pool #MC0013, 5.50%, 12/1/38	67,195
99,783	Pool #MC0014, 5.50%, 12/1/38	109,847
81,392	Pool #MC0016, 5.50%, 11/1/38	89,601
265,167	Pool #MC0038, 4.50%, 3/1/39	289,871
134,524	Pool #MC0046, 4.00%, 4/1/39	144,093
286,689	Pool #MC0047, 4.50%, 4/1/39	308,739
56,223	Pool #MC0059, 4.00%, 4/1/39	61,224
212,798	Pool #MC0081, 4.00%, 5/1/39	230,130
279,805	Pool #MC0082, 4.50%, 5/1/39	305,174
495,201	Pool #MC0111, 4.00%, 6/1/39	533,521
187,871	Pool #MC0112, 4.50%, 6/1/39	205,609
362,599	Pool #MC0127, 4.50%, 7/1/39	393,548
74,704	Pool #MC0135, 4.50%, 6/1/39	82,224
1,042,642	Pool #MC0137, 4.50%, 7/1/39	1,126,745
1,650,107	Pool #MC0154, 4.50%, 8/1/39	1,783,212
102,609	Pool #MC0155, 5.00%, 8/1/39	112,910
631,963	Pool #MC0160, 4.50%, 8/1/39	680,569
1,072,519	Pool #MC0171, 4.50%, 9/1/39	1,159,032
483,249	Pool #MC0177, 4.50%, 9/1/39	527,666
420,147	Pool #MC0270, 4.50%, 3/1/40	454,038
806,683	Pool #MC0325, 4.50%, 7/1/40	882,342
215,214	Pool #MC0422, 4.00%, 2/1/41	233,616
103,969	Pool #MC0426, 4.50%, 1/1/41	112,226
975,918	Pool #MC0584, 4.00%, 1/1/42	1,041,983
893,141	Pool #MC0585, 4.00%, 1/1/42	953,602
835,119	Pool #MC0637, 3.00%, 10/1/42	861,803
72,833	Pool #MC3344, 5.00%, 12/1/38	79,962

		390,874,434

Freddie Mac — 11.82%
98,386	Pool #A10124, 5.00%, 6/1/33	106,929
250,480	Pool #A10548, 5.00%, 6/1/33	272,152
838,616	Pool #A12237, 5.00%, 8/1/33	910,913
411,060	Pool #A12969, 4.50%, 8/1/33	440,991
200,961	Pool #A12985, 5.00%, 8/1/33	218,286
171,275	Pool #A12986, 5.00%, 8/1/33	186,202
47,282	Pool #A14028, 4.50%, 9/1/33	50,769
655,309	Pool #A14325, 5.00%, 9/1/33	711,394
164,553	Pool #A15268, 6.00%, 10/1/33	183,738
676,167	Pool #A15579, 5.50%, 11/1/33	741,142
452,258	Pool #A17393, 5.50%, 12/1/33	495,717
387,917	Pool #A17397, 5.50%, 1/1/34	425,193
346,579	Pool #A18617, 5.50%, 1/1/34	379,991
324,116	Pool #A19019, 5.50%, 2/1/34	355,059
43,024	Pool #A19362, 5.50%, 2/1/34	47,178

16

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2013 (Unaudited)

Principal Amount	Value
$246,931	Pool #A20069, 5.00%, 3/1/34	$267,524
885,554	Pool #A20070, 5.50%, 3/1/34	970,096
751,430	Pool #A20540, 5.50%, 4/1/34	823,169
138,974	Pool #A20541, 5.50%, 4/1/34	152,242
141,108	Pool #A21679, 5.50%, 4/1/34	154,579
298,100	Pool #A21681, 5.00%, 4/1/34	322,589
482,709	Pool #A23192, 5.00%, 5/1/34	522,363
1,160,194	Pool #A25310, 5.00%, 6/1/34	1,255,502
314,313	Pool #A25311, 5.00%, 6/1/34	340,330
548,279	Pool #A25600, 5.50%, 8/1/34	600,280
83,764	Pool #A26270, 6.00%, 8/1/34	92,887
49,359	Pool #A26386, 6.00%, 9/1/34	54,709
322,828	Pool #A26395, 6.00%, 9/1/34	357,749
200,871	Pool #A26396, 5.50%, 9/1/34	219,923
922,744	Pool #A28241, 5.50%, 10/1/34	1,010,260
192,767	Pool #A30055, 5.00%, 11/1/34	208,663
429,325	Pool #A30591, 6.00%, 12/1/34	476,004
497,708	Pool #A31135, 5.50%, 12/1/34	544,602
277,201	Pool #A32976, 5.50%, 8/1/35	302,799
616,772	Pool #A33167, 5.00%, 1/1/35	667,439
1,049,656	Pool #A34999, 5.50%, 4/1/35	1,146,586
576,208	Pool #A35628, 5.50%, 6/1/35	629,417
479,256	Pool #A37185, 5.00%, 9/1/35	517,428
707,460	Pool #A38830, 5.00%, 5/1/35	764,913
120,750	Pool #A39561, 5.50%, 11/1/35	131,692
570,200	Pool #A40538, 5.00%, 12/1/35	614,903
328,493	Pool #A42095, 5.50%, 1/1/36	358,211
647,859	Pool #A42097, 5.00%, 1/1/36	700,270
278,702	Pool #A42098, 5.50%, 1/1/36	303,916
113,241	Pool #A42099, 6.00%, 1/1/36	124,596
196,379	Pool #A42802, 5.00%, 2/1/36	212,266
843,134	Pool #A42803, 5.50%, 2/1/36	919,411
271,615	Pool #A42804, 6.00%, 2/1/36	298,172
490,422	Pool #A42805, 6.00%, 2/1/36	538,372
162,335	Pool #A44638, 6.00%, 4/1/36	178,917
267,596	Pool #A44639, 5.50%, 3/1/36	291,220
701,297	Pool #A45396, 5.00%, 6/1/35	757,154
377,949	Pool #A46321, 5.50%, 7/1/35	412,850
297,824	Pool #A46735, 5.00%, 8/1/35	321,546
447,564	Pool #A46746, 5.50%, 8/1/35	488,894
141,893	Pool #A46747, 5.50%, 8/1/35	154,996
205,150	Pool #A46748, 5.50%, 8/1/35	224,127
103,087	Pool #A46996, 5.50%, 9/1/35	112,623
526,306	Pool #A46997, 5.50%, 9/1/35	574,907
695,900	Pool #A47552, 5.00%, 11/1/35	750,458
472,335	Pool #A47553, 5.00%, 11/1/35	510,989
433,182	Pool #A47554, 5.50%, 11/1/35	472,371
467,959	Pool #A48788, 5.50%, 5/1/36	509,271

17

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2013 (Unaudited)

Principal Amount	Value
$ 451,320	Pool #A48789, 6.00%, 5/1/36	$494,742
92,890	Pool #A49013, 6.00%, 5/1/36	102,378
334,920	Pool #A49526, 6.00%, 5/1/36	367,143
308,495	Pool #A49843, 6.00%, 6/1/36	340,007
501,937	Pool #A49844, 6.00%, 6/1/36	550,229
33,888	Pool #A49845, 6.50%, 6/1/36	37,672
407,288	Pool #A50128, 6.00%, 6/1/36	446,728
540,481	Pool #A59530, 5.50%, 4/1/37	585,661
313,084	Pool #A59964, 5.50%, 4/1/37	339,746
199,837	Pool #A61754, 5.50%, 5/1/37	216,854
238,841	Pool #A61779, 5.50%, 5/1/37	258,807
403,392	Pool #A61915, 5.50%, 6/1/37	436,861
750,030	Pool #A61916, 6.00%, 6/1/37	820,551
777,063	Pool #A63456, 5.50%, 6/1/37	847,363
748,076	Pool #A64012, 5.50%, 7/1/37	810,143
383,326	Pool #A64015, 6.00%, 7/1/37	419,368
350,304	Pool #A64016, 6.50%, 7/1/37	391,711
172,162	Pool #A64450, 6.00%, 8/1/37	189,426
93,754	Pool #A65713, 6.00%, 9/1/37	103,506
996,018	Pool #A66061, 5.50%, 8/1/37	1,079,279
623,705	Pool #A66116, 6.00%, 9/1/37	682,347
487,892	Pool #A66122, 6.00%, 8/1/37	535,061
330,366	Pool #A66133, 6.00%, 6/1/37	363,183
945,494	Pool #A66156, 6.50%, 9/1/37	1,056,072
237,466	Pool #A67630, 6.00%, 11/1/37	260,387
348,557	Pool #A68766, 6.00%, 10/1/37	381,765
256,108	Pool #A70292, 5.50%, 7/1/37	277,517
118,038	Pool #A73816, 6.00%, 3/1/38	129,763
588,778	Pool #A75113, 5.00%, 3/1/38	635,305
461,083	Pool #A76187, 5.00%, 4/1/38	498,816
468,929	Pool #A78354, 5.50%, 11/1/37	509,301
288,902	Pool #A79561, 5.50%, 7/1/38	312,872
865,377	Pool #A91887, 5.00%, 4/1/40	945,391
586,380	Pool #A92388, 4.50%, 5/1/40	639,520
832,852	Pool #A93962, 4.50%, 9/1/40	908,329
921,078	Pool #A95573, 4.00%, 12/1/40	991,203
975,484	Pool #A96339, 4.00%, 12/1/40	1,049,751
853,717	Pool #A97099, 4.00%, 1/1/41	924,048
1,008,824	Pool #A97715, 4.00%, 3/1/41	1,093,195
578,330	Pool #A97716, 4.50%, 3/1/41	630,560
84,264	Pool #B31082, 6.00%, 3/1/31	95,057
107,374	Pool #B31128, 6.00%, 9/1/31	121,240
46,000	Pool #B31140, 6.50%, 10/1/31	51,999
73,120	Pool #B31150, 6.50%, 11/1/31	83,353
145,414	Pool #B31188, 6.00%, 1/1/32	163,811
26,952	Pool #B31206, 6.00%, 3/1/32	30,426
25,349	Pool #B31292, 6.00%, 9/1/32	28,639
77,803	Pool #B31493, 5.00%, 2/1/34	85,561

18

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2013 (Unaudited)

Principal Amount	Value
$241,844	Pool #B31516, 5.00%, 4/1/34	$265,961
64,416	Pool #B31532, 5.00%, 5/1/34	70,844
96,080	Pool #B31546, 5.50%, 5/1/34	106,295
289,054	Pool #B31547, 5.50%, 5/1/34	319,791
118,719	Pool #B31550, 5.00%, 6/1/34	130,546
187,932	Pool #B31551, 5.50%, 6/1/34	207,914
68,144	Pool #B31587, 5.00%, 11/1/34	74,912
130,285	Pool #B31588, 5.50%, 11/1/34	144,139
136,718	Pool #B31642, 5.50%, 5/1/35	151,235
41,190	Pool #B50443, 5.00%, 11/1/18	44,398
92,938	Pool #B50450, 4.50%, 1/1/19	99,788
71,775	Pool #B50451, 5.00%, 1/1/19	77,302
11,882	Pool #B50470, 4.50%, 4/1/19	12,786
137,399	Pool #B50496, 5.50%, 9/1/19	150,908
191,383	Pool #B50499, 5.00%, 11/1/19	206,885
44,920	Pool #B50500, 5.50%, 10/1/19	49,334
69,012	Pool #B50501, 4.50%, 11/1/19	74,384
144,008	Pool #B50504, 5.50%, 11/1/19	157,628
284,619	Pool #B50506, 5.00%, 11/1/19	311,113
82,833	Pool #C35457, 7.50%, 1/1/30	95,667
47,682	Pool #C37233, 7.50%, 2/1/30	55,526
83,959	Pool #C48137, 7.00%, 1/1/31	99,269
35,344	Pool #C48138, 7.00%, 2/1/31	41,634
307,591	Pool #C51686, 6.50%, 5/1/31	351,818
181,502	Pool #C53210, 6.50%, 6/1/31	207,730
61,495	Pool #C53914, 6.50%, 6/1/31	70,419
96,950	Pool #C60020, 6.50%, 11/1/31	111,550
62,693	Pool #C60804, 6.00%, 11/1/31	70,387
63,184	Pool #C65616, 6.50%, 3/1/32	72,327
58,565	Pool #C68324, 6.50%, 6/1/32	67,251
338,429	Pool #C73273, 6.00%, 11/1/32	380,848
191,905	Pool #C73525, 6.00%, 11/1/32	216,440
199,459	Pool #C74672, 5.50%, 11/1/32	219,373
459,948	Pool #C77844, 5.50%, 3/1/33	504,433
157,042	Pool #C77845, 5.50%, 3/1/33	172,932
393,217	Pool #C78252, 5.50%, 3/1/33	432,146
104,013	Pool #C78380, 5.50%, 3/1/33	114,414
140,414	Pool #C79178, 5.50%, 4/1/33	153,994
278,530	Pool #J00980, 5.00%, 1/1/21	299,844
144,762	Pool #J05466, 5.50%, 6/1/22	155,528
1,219,052	Pool #J21142, 2.50%, 11/1/27	1,263,147
646,357	Pool #N31468, 6.00%, 11/1/37	697,030
822,721	Pool #Q00462, 4.00%, 3/1/41	877,644
967,144	Pool #Q00465, 4.50%, 4/1/41	1,036,355
943,082	Pool #Q05867, 3.50%, 12/1/41	993,110
1,034,944	Pool #Q06239, 3.50%, 1/1/42	1,089,845

19

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2013 (Unaudited)

Principal Amount	Value
$1,212,679	Pool #Q06406, 4.00%, 2/1/42	$1,291,740
1,659,236	Pool #Q13349, 3.00%, 11/1/42	1,704,800

		65,715,850

Ginnie Mae — 25.77%
415,878	Pool #409117, 5.50%, 6/20/38	458,229
442,212	Pool #487643, 5.00%, 2/15/39	480,819
454,321	Pool #588448, 6.25%, 9/15/32	455,164
1,004,944	Pool #616936, 5.50%, 1/15/36	1,112,426
518,634	Pool #617904, 5.75%, 9/15/23	521,905
2,984,712	Pool #618363, 4.00%, 9/20/41	3,230,601
541,538	Pool #624106, 5.13%, 3/15/34	546,548
1,343,451	Pool #654705, 4.00%, 9/20/41	1,454,129
442,526	Pool #664269, 5.85%, 6/15/38	464,108
874,332	Pool #675509, 5.50%, 6/15/38	960,194
522,158	Pool #697672, 5.50%, 12/15/38	572,130
307,089	Pool #697814, 5.00%, 2/15/39	335,483
726,240	Pool #697885, 4.50%, 3/15/39	793,758
472,921	Pool #698112, 4.50%, 5/15/39	519,253
1,738,960	Pool #698113, 4.50%, 5/15/39	1,910,954
568,143	Pool #699294, 5.63%, 9/20/38	629,424
3,731,575	Pool #713519, 6.00%, 7/15/39	4,201,520
950,998	Pool #714561, 4.50%, 6/15/39	1,045,058
907,869	Pool #716822, 4.50%, 4/15/39	994,826
805,112	Pool #716823, 4.50%, 4/15/39	883,987
837,850	Pool #717132, 4.50%, 5/15/39	923,599
1,303,782	Pool #717133, 4.50%, 5/15/39	1,424,993
1,205,633	Pool #720080, 4.50%, 6/15/39	1,336,558
1,101,657	Pool #720521, 5.00%, 8/15/39	1,203,517
2,551,405	Pool #726550, 5.00%, 9/15/39	2,787,310
1,484,502	Pool #729018, 4.50%, 2/15/40	1,628,081
732,147	Pool #729019, 5.00%, 2/15/40	799,842
870,974	Pool #729346, 4.50%, 7/15/41	964,467
1,428,188	Pool #737574, 4.00%, 11/15/40	1,559,904
974,919	Pool #738844, 3.50%, 10/15/41	1,049,713
893,339	Pool #738845, 3.50%, 10/15/41	961,874
2,043,460	Pool #738862, 4.00%, 10/15/41	2,228,089
628,301	Pool #747241, 5.00%, 9/20/40	700,973
1,326,942	Pool #748654, 3.50%, 9/15/40	1,428,744
988,965	Pool #748846, 4.50%, 9/20/40	1,104,049
1,068,767	Pool #757016, 3.50%, 11/15/40	1,150,762
1,054,107	Pool #757017, 4.00%, 12/15/40	1,157,583
717,466	Pool #762877, 4.00%, 4/15/41	784,981
853,372	Pool #763564, 4.50%, 5/15/41	944,976
1,413,035	Pool #770391, 4.50%, 6/15/41	1,564,715
1,413,388	Pool #770481, 4.00%, 8/15/41	1,541,090
1,048,690	Pool #770482, 4.50%, 8/15/41	1,146,186
1,995,267	Pool #770517, 4.00%, 8/15/41	2,175,543

20

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2013 (Unaudited)

Principal Amount	Value
$1,132,216	Pool #770529, 4.00%, 8/15/41	$1,234,514
2,026,882	Pool #770537, 4.00%, 8/15/41	2,210,014
1,020,367	Pool #770738, 4.50%, 6/20/41	1,124,437
1,796,411	Pool #779592, 4.00%, 11/20/41	1,944,404
1,458,885	Pool #779593, 4.00%, 11/20/41	1,579,072
3,551,616	Pool #791406, 3.50%, 6/15/37	3,747,349
1,161,798	Pool #AA5831, 3.00%, 11/15/42	1,215,713
2,448,418	Pool #AB2733, 3.50%, 8/15/42	2,636,257
1,271,826	Pool #AB2744, 3.00%, 8/15/42	1,330,846
2,776,443	Pool #AB2745, 3.00%, 8/15/42	2,905,287
2,884,143	Pool #AB2841, 3.00%, 9/15/42	3,017,985
1,007,345	Pool #AB2842, 3.00%, 9/15/42	1,054,092
1,607,481	Pool #AB2843, 3.00%, 9/15/42	1,682,078
926,284	Pool #AB2852, 3.50%, 9/15/42	997,348
1,510,990	Pool #AB9083, 3.00%, 9/15/42	1,581,110
5,961,561	Pool #AC9541, 2.12%, 2/15/48	6,260,610
700,000	Series 2012-100, Class B, 2.31%, 11/16/51(a)	689,490
2,969,836	Series 2012-107, Class A, 1.15%, 1/16/45	2,977,124
1,600,000	Series 2012-112, Class B, 2.70%, 1/16/53(b)	1,615,243
6,937,985	Series 2012-114, Class A, 2.10%, 1/16/53(a)	7,139,648
2,228,592	Series 2012-115, Class A, 2.13%, 4/16/45	2,299,070
3,970,951	Series 2012-120, Class A, 1.90%, 2/16/53	4,035,871
1,888,461	Series 2012-131, Class A, 1.90%, 2/16/53(b)	1,936,133
995,924	Series 2012-144 Class AD, 1.77%, 1/16/53(b)	1,015,485
6,000,000	Series 2012-33, Class B, 2.89%, 3/16/46	6,247,688
3,000,000	Series 2012-35, Class C, 3.25%, 11/16/52(a)	3,063,374
1,600,000	Series 2012-45, Class C, 3.45%, 4/16/53(a)	1,707,885
2,604,370	Series 2012-53, Class AC, 2.38%, 12/16/43	2,693,459
8,000,000	Series 2012-58, Class B, 2.20%, 3/16/44	8,178,912
1,474,923	Series 2012-70, Class A, 1.73%, 5/16/42	1,502,059
3,834,271	Series 2012-72, Class A, 1.71%, 5/16/42	3,902,607
4,433,297	Series 2012-78, Class A, 1.68%, 3/16/44	4,533,281
1,000,000	Series 2013-17, Class A, 1.13%, 1/16/49	999,833
998,080	Series 2013-29, Class AB, 1.77%, 10/16/45	1,020,852
997,727	Series 2013-33, Class A, 1.06%, 7/16/38	1,001,194

		143,218,389

Total U.S. Government Agency Backed Mortgages		599,808,673

(Cost $568,409,044)
U.S. Government Agency Obligations — 9.14%
Small Business Administration — 8.50%
2,562,657	0.38%, 12/25/37(a)	2,495,915
3,867,102	0.53%, 3/25/21(a)	3,835,431
267,840	0.53%, 4/30/35(b)	267,916
150,167	0.53%, 10/14/20(b)	150,374
1,143,573	0.55%, 9/25/30(a)	1,129,693

21

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2013 (Unaudited)

Principal Amount		Value
$ 228,929	0.55%, 4/25/28(a)	$226,377
187,349	0.55%, 3/25/29(a)	185,187
382,708	0.60%, 11/25/29(a)	379,207
241,062	0.60%, 3/25/28(a)	238,984
1,036,109	0.63%, 3/19/32(b)	1,038,835
166,112	0.63%, 6/25/18(a)	165,469
44,116	0.65%, 3/25/14(a)	44,048
413,179	0.66%, 6/8/32(b)	414,721
184,062	0.66%, 3/8/26(b)	184,983
223,681	0.70%, 3/30/20(b)	224,474
222,295	0.70%, 8/6/19(b)	223,025
173,326	0.70%, 2/17/20(b)	173,943
72,255	0.70%, 2/13/20(b)	72,512
574,873	0.75%, 11/29/32(b)	578,208
1,234,950	0.80%, 3/27/33(b)	1,243,349
235,218	0.80%, 2/21/33(b)	236,860
162,418	0.80%, 8/8/32(b)	163,685
4,685,793	0.88%, 5/25/37(a)	4,719,511
1,270,392	0.88%, 8/1/32(b)	1,284,089
709,622	0.88%, 1/26/32(b)	718,438
153,905	0.88%, 12/1/19(b)	155,051
17,729	0.88%, 6/4/14(b)	17,740
841,543	0.90%, 3/14/18(b)	845,621
138,760	0.91%, 4/16/20(b)	139,821
2,251,989	1.00%, 5/25/22(a)	2,265,125
74,028	1.13%, 7/30/17(a)(b)	74,528
970,543	1.14%, 11/4/34(b)	987,840
12,920,567	1.26%, 7/18/30*(b)	316,567
12,943,735	1.45%, 3/25/36(a)	13,480,503
314,060	2.00%, 6/20/14(b)	314,637
1,832,179	2.58%, 11/7/36(b)	1,846,784
331,621	3.13%, 10/25/15(a)	339,575
295,945	3.33%, 3/5/37(b)	301,634
551,012	3.38%, 10/25/15(a)	559,329
150,787	3.38%, 5/25/16(a)	153,654
290,576	3.58%, 12/25/15(a)	295,613
234,757	3.83%, 7/23/16(b)	243,919
163,824	3.83%, 4/2/17(b)	171,385
47,449	4.13%, 7/18/17(b)	50,045
29,233	4.33%, 10/1/16(b)	30,650
52,505	5.70%, 7/30/17(b)	53,652
163,925	6.00%, 3/9/22(b)	170,362
513,460	6.03%, 10/31/32(b)	541,243
1,270,232	6.13%, 3/31/31(b)	1,338,170
157,580	6.25%, 8/30/27(b)	165,536
520,071	6.35%, 8/13/26(b)	546,759
934,762	6.45%, 2/19/32(b)	990,408
50,313	6.69%, 5/28/24(b)	53,259

22

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2013 (Unaudited)

Principal Amount	Value
$144,581	7.33%, 6/29/16(b)	$150,890
94,328	7.33%, 2/23/16(b)	98,215
26,610	7.38%, 1/1/15(b)	27,460
149,636	7.83%, 9/28/16(b)	159,572
28	8.08%, 2/15/14(b)	28

		47,280,809

United States Department of Agriculture — 0.64%
152,005	1.13%, 5/31/14(b)	154,863
290,618	5.38%, 10/26/22(b)	302,417
174,843	5.59%, 1/20/38(b)	183,049
214,955	5.73%, 4/20/37(b)	225,608
729,219	5.75%, 1/20/33(b)	765,870
123,001	6.01%, 11/8/32(b)	129,520
165,223	6.05%, 1/5/26(b)	172,842
500,851	6.07%, 4/20/37(b)	529,195
137,241	6.08%, 7/1/32(b)	144,719
194,860	6.10%, 8/25/37(b)	205,905
211,650	6.12%, 4/20/37(b)	223,883
254,266	6.22%, 1/20/37(b)	269,344
222,707	6.38%, 2/16/37(b)	236,412

		3,543,627

Total U.S. Government Agency Obligations		50,824,436

(Cost $51,313,046)

Promissory Notes — 1.87%
9,212,069	Massachusetts Housing Investment Corp. Term Loan, 6.67%,
	1/31/35(b)(c)	10,415,219

Total Promissory Notes		10,415,219

(Cost $9,212,069)

Shares
Investment Company — 1.43%
7,953,075	JPMorgan Prime Money Market Fund	$7,953,075

Total Investment Company		7,953,075

(Cost $7,953,075)

23

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2013 (Unaudited)

Value
Total Investments (Cost $649,751,882)(d) — 122.87%	$682,978,488

Liabilities in excess of other assets — (22.87)%	(127,107,635)

NET ASSETS — 100.00%	$555,870,853

*	Interest Only security represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.

(a)	Floating rate note. Rate shown is as of report date.
(b)	The Pricing Committee fair valued security under procedures established by the Fund’s Board of Trustees.
(c)	This security is restricted and illiquid as the security may not be offered or sold within the United States or to U.S. persons except to qualified purchasers who are also either qualified institutional buyers or “accredited investors” (as defined in Rule 501 (a) of Regulation D under the Securities Act of 1933). The total investment in restricted and illiquid securities representing $10,415,219 or 1.87% of net assets are as follows:

Acquisition Principal Amount	Issuer	Acquisition Date	Acquisition Cost	3/31/2013 Carrying Value Per Unit
$9,212,069	Massachusetts Housing Investment Corp.	03/29/2005	$9,212,069	$1.13

(d)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

FHA - Federal Housing Administration

IBC - Insured by International Bancshares Corp.

NATL-RE - Insured by National Public Guarantee Corp.

OID - Original Issue Discount

See notes to financial statements.

24

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

March 31, 2013 (Unaudited)

Assets:
Investments in securities, at value (cost $649,751,882)	$682,978,488
Interest and dividends receivable	2,537,160
Receivable for Fund shares sold	285,318
Receivable for investments sold	5,229,347
Cash at broker for futures contracts	5,633,544
Prepaid expenses and other assets	19,079

Total Assets	696,682,936

Liabilities:
Unrealized loss on futures contracts	1,220,578
Distributions payable	952,189
Payable for capital shares redeemed	346,277
Reverse repurchase agreements (including interest of $37,680)	137,872,495
Accrued expenses and other payables:
Investment advisory fees	301,448
Accounting fees	4,570
Distribution fees	45,302
Trustee fees	210
Audit fees	26,468
Transfer Agent fees	10,183
Other	32,363

Total Liabilities	140,812,083

Net Assets	$555,870,853

Net Assets Consist Of:
Capital	$563,759,805
Distributions in excess of net investment income	(1,293,069)
Accumulated net realized losses from investment transactions, futures contracts and sale commitments	(38,601,911)
Net unrealized appreciation on investments, futures contracts, and sale commitments	32,006,028

Net Assets	$555,870,853

25

FINANCIAL STATEMENTS

Statement of Assets and Liabilities (cont.)

Net Assets:
Class A	$14,954,758
Class I	540,916,095

Total	$555,870,853

Shares Outstanding (1,000,000,000 shares authorized, 100,000,000 shares registered at $.0000001 par value):
Class A	1,557,788
Class I	56,381,408

Total	57,939,196

Net Asset Values and Redemption Price Per Share:
Class A(a)	$9.60
Class I	$9.59
Maximum Offering Price Per Share:
Class A	$9.97
Maximum Sales Charge - Class A	3.75%

(a)	For Class A shares, redemption price per share will be reduced by 1.00% for sales of shares within 12 months of purchase (only applicable on purchases of $1 million or more on which no initial sales charge was paid). Such reduction is not reflected in the net asset value and the redemption price per share.

See notes to financial statements.

26

FINANCIAL STATEMENTS

Statement of Operations

For the Six Months Ended March 31, 2013 (Unaudited)

Investment Income:
Interest income	$13,178,288
Dividend income	4,849

Total Investment Income	13,183,137

Expenses:
Management fees	1,786,664
Interest expense	222,192
Distribution fees - Class A	18,131
Accounting services	27,473
Audit fees	24,358
Legal fees	20,416
Custodian fees	25,266
Insurance fees	3,565
Trustees’ fees and expenses	7,600
Transfer agent fees	22,423
Printing and shareholder reports	9,225
Registration fees	23,469
Other fees and expenses	56,069

Total expenses	2,246,851

Net Investment Income	10,936,286

Realized/Unrealized Gains (Losses) from Investment Transactions and Futures Contracts:
Net realized gains from investment transactions	1,483,999
Net realized gains from futures contracts	1,029,266

2,513,265

Net change in unrealized appreciation/depreciation on investments	(13,044,429)
Net change in unrealized appreciation/depreciation on futures contracts	(76,883)

(13,121,312)

Net realized/unrealized losses from investments and futures contracts	(10,608,047)

Change in net assets resulting from operations	$328,239

See notes to financial statements.

27

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2013	For the Year Ended September 30, 2012
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$10,936,286	$23,465,103
Net realized gains (losses) from investments and futures contracts	2,513,265	(4,859,916)
Net change in unrealized appreciation/depreciation on investments and futures contracts	(13,121,312)	7,182,296

Change in net assets resulting from operations	328,239	25,787,483

Distributions to Class A Shareholders:
From net investment income	(245,819)	(513,174)

Distributions to Class I Shareholders:
From net investment income	(10,659,433)	(24,014,190)

Change in net assets resulting from shareholder distributions	(10,905,252)	(24,527,364)

Capital Transactions:
Proceeds from shares issued	49,256,789	59,269,605
Distributions reinvested	4,513,108	10,284,858
Cost of shares redeemed	(77,962,757)	(25,704,837)

Change in net assets resulting from capital transactions	(24,192,860)	43,849,626

Net increase/(decrease) in net assets	(34,769,873)	45,109,745

Net Assets:
Beginning of period	590,640,726	545,530,981

End of period	$555,870,853	$590,640,726

Distributions in excess of net investment income	$(1,293,069)	$(1,324,103)

Share Transactions:
Issued	5,077,072	6,098,530
Reinvested	467,746	1,058,155
Redeemed	(8,110,434)	(2,640,117)

Change in shares resulting from capital transactions	(2,565,616)	4,516,568

See notes to financial statements.

28

FINANCIAL STATEMENTS

Statement of Cash Flows

For the Six Months Ended March 31, 2013 (Unaudited)

Cash Provided by Operating Activities:
Net increase in net assets resulting from operations	$328,239
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Purchases of long-term securities	(68,673,542)
Proceeds from sales and paydowns of long-term securities	100,889,507
Purchases/proceeds from sales of short-term securities-net	(1,620,036)
Net change in unrealized (appreciation)/depreciation on investment securities	13,044,429
Net realized gains from investment transactions	(1,483,999)
Amortization of premium and discount - net	327,491
Decrease in segregated cash collateral for reverse repurchase agreements	670,291
Decrease in interest and dividends receivable	231,716
Increase in interest due on reverse repurchase agreements	16,299
Increase in cash at brokers for futures contracts	(3,029,266)
Increase in unrealized loss for futures contracts	76,883
Decrease in prepaid expenses and other assets	2,717
Increase in payable to investment advisor	32,893
Increase in accrued expenses and other liabilities	6,958

Net Cash Provided by Operating Activities	40,820,580

Cash Provided by Financing Activities:
Cash receipts/payments from reverse repurchase agreements	(5,535,033)
Proceeds from issuance of shares	48,999,239
Cash payments on shares redeemed	(77,791,557)
Distributions paid to shareholders	(6,493,229)

Net Cash Used in Financing Activities	(40,820,580)

Cash:
Net change in cash	—
Cash at beginning of period	—

Cash at end of period	$—

Cash Flow Information:
Cash paid for interest	$205,893

Noncash Financing Activities:
Capital shares issued in reinvestment of distributions to shareholders	$4,513,108

See notes to financial statements.

29

FINANCIAL HIGHLIGHTS

Access Capital Community Investment Fund
(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Asset Value, End of Period
Class A
Six Months Ended March 31, 2013 (Unaudited)	$9.77	0.16	(0.17)	(0.01)	(0.16)	$9.60
Year Ended September 30, 2012	9.75	0.37	0.05	0.42	(0.40)	9.77
Year Ended September 30, 2011	9.81	0.43	(0.05)	0.38	(0.44)	9.75
Year Ended September 30, 2010	9.80	0.46	0.02	0.48	(0.47)	9.81
Period Ended September 30, 2009(b)	9.47	0.31	0.34	0.65	(0.32)	9.80
Class I(c)
Six Months Ended March 31, 2013 (Unaudited)	$9.76	0.18	(0.17)	0.01	(0.18)	$9.59
Year Ended September 30, 2012	9.74	0.40	0.04	0.44	(0.42)	9.76
Year Ended September 30, 2011	9.80	0.45	(0.05)	0.40	(0.46)	9.74
Year Ended September 30, 2010	9.79	0.49	0.02	0.51	(0.50)	9.80
Year Ended September 30, 2009	9.41	0.50	0.38	0.88	(0.50)	9.79
Period Ended September 30, 2008(d)	9.48	0.16	(0.07)	0.09	(0.16)	9.41
Year Ended May 31, 2008	9.46	0.46	0.02	0.48	(0.46)	9.48

(a)	Per share net investment income has been calculated using the average daily shares method.
(b)	For the period January 29, 2009 (commencement of operations) to September 30, 2009.
(c)	The existing share class was renamed Class I Shares with the commencement of Class A Shares on January 29, 2009.
(d)	Effective September 30, 2008, the Fund’s fiscal year end changed from May 31 to September 30.

See notes to financial statements.

30

FINANCIAL HIGHLIGHTS

Access Capital Community Investment Fund (cont.)
(Selected data for a share outstanding throughout the periods indicated)

		Ratios to Average Net Assets(a)				Ratios to Average Net Assets Plus Average Borrowings(a)(b)				Supplemental Data
	Total Return(c)(d)	Total Expenses Net of Reimbursement and Excluding Interest Expense	Total Expenses Excluding Interest Expense	Net Expenses	Net Investment Income	Total Expenses Net of Reimbursement and Excluding Interest Expense and Investment Structuring Fees	Total Expenses Excluding Interest Expense	Net Expenses	Net Investment Income	Net Assets, End of Period (000’s)	Portfolio Turnover Rate
Class A
Six Months Ended March 31, 2013 (Unaudited)(e)	(0.06%)	0.92%	0.92%	0.99%	3.40%	0.77%	0.77%	0.83%	2.85%	$14,955	9%
Year Ended September 30, 2012(e)	4.35%	0.94%	0.94%	1.03%	3.80%	0.76%	0.76%	0.83%	3.07%	14,458	20%
Year Ended September 30, 2011(e)	3.98%	0.96%	0.96%	1.03%	4.40%	0.77%	0.77%	0.82%	3.51%	8,212	17%
Year Ended September 30, 2010(e)	5.02%	0.97%	0.97%	1.04%	4.67%	0.78%	0.78%	0.84%	3.76%	12,141	9%
Period Ended September 30, 2009(e)	7.11%	1.00%	1.25%	1.11%	4.77%	0.81%	1.02%	0.90%	3.89%	8,662	10%
Class I
Six Months Ended March 31, 2013 (Unaudited)(e)	0.06%	0.67%	0.67%	0.74%	3.65%	0.56%	0.56%	0.62%	3.07%	$540,916	9%
Year Ended September 30, 2012(e)	4.62%	0.70%	0.70%	0.78%	4.12%	0.56%	0.56%	0.63%	3.31%	576,183	20%
Year Ended September 30, 2011(e)	4.23%	0.72%	0.72%	0.79%	4.66%	0.57%	0.57%	0.62%	3.69%	537,319	17%
Year Ended September 30, 2010(e)	5.28%	0.72%	0.72%	0.79%	4.94%	0.58%	0.58%	0.64%	3.98%	536,198	9%
Year Ended September 30, 2009(e)	9.59%	0.74%	0.74%	1.06%	5.16%	0.59%	0.59%	0.85%	4.12%	561,148	10%
Period Ended September 30, 2008	1.02%	0.86%	0.86%	1.61%	5.17%	0.67%	0.67%	1.25%	4.00%	543,404	1%
Year Ended May 31, 2008	5.19%	0.93%(f)	0.93%	1.99%	4.83%	0.75%(f)	0.75%	1.60%	3.88%	513,723	19%

(a)	Annualized for those periods that are less than one year.
(b)	These ratios are calculated based upon the average net assets plus average borrowings.
(c)	Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.
(d)	Total investment returns exclude the effect of sales charge.
(e)	Total expenses of the Fund for the period ended September 30, 2009 is 1.36% and 1.09% for the Class A and Class I shares, respectively. Total expenses for all other periods would be the same as shown in the financial highlights as net expenses because there were no fee waivers during these periods.
(f)	To the extent that the Fund’s operating expenses (exclusive of management fees, distribution fees and interest expense) were less than 0.25% of the Fund’s monthly average net assets, the Fund repaid the Fund’s investment advisor and sub-advisor for operating expenses previously borne or reimbursed.

See notes to financial statements.

31

NOTES TO FINANCIAL STATEMENTS

March 31, 2013 (Unaudited)

1. Organization

RBC Funds Trust (the “Trust”) was organized as a Delaware statutory trust on December 16, 2003 and currently consists of 14 portfolios. Overall responsibility for the management of the Trust is vested in its Board of Trustees (the “Board”). This report includes the Access Capital Community Investment Fund (the “Fund”). At its inception in 1998, the Access Capital Strategies Community Investment Fund, Inc., the Fund’s predecessor, elected status as a business development company under the Investment Company Act of 1940 (the “1940 Act”), but withdrew its election on May 30, 2006, and registered as a continuously offered, closed-end interval management company under the 1940 Act. The predecessor fund was reorganized into a series of the Trust, a registered open-end management company under the 1940 Act, effective July 28, 2008.

The Fund offers two share classes: Class A and Class I shares. Class A shares are offered with a 3.75% maximum front-end sales charge and a 1.00% contingent deferred sales charge (“CDSC”) for redemption within 12 months of a $1 million or greater purchase on which no front-end sales charge was paid. Class I shares (intended for investors meeting certain investment minimum thresholds) are not subject to either a front-end sales charge or a CDSC.

RBC Global Asset Management (U.S.) Inc. (“RBC GAM (US)” or “Advisor” or “Co-Administrator”) acts as the investment advisor for the Funds. The officers of the Trust (“Fund Management”) are also employees of RBC GAM (US) or its affiliates or of BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) (“Co-Administrator”).

The Fund’s investment objective is to invest in geographically specific debt securities located in portions of the United States designated by Fund investors. The Fund seeks to achieve its investment objective by investing primarily in high quality debt securities and other debt instruments supporting the affordable housing industry in areas of the United States designated by Fund shareholders. The Fund’s investments generally support community development, for example by supporting job creation or local business development.

2. Significant Accounting Policies

Summarized below are the significant accounting policies of the Fund. The policies conform to accounting principles generally accepted in the United States of America (“US GAAP”). Fund Management follows these policies when preparing financial statements. Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation:

Bonds and other fixed income securities, including TBA commitments, are generally valued on the basis of prices furnished by pricing services approved by the Board. The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity and type of issue. These valuation techniques take into account multiple factors, including fundamental security analytical data, counterparty valuation quotations, information from broker-dealers, market spreads and interest rates. Short-term debt obligations, with less than 60 days to maturity at time of purchase, are valued at amortized cost unless Fund Management determines that amortized cost no longer approximates market value. Investments in open-end investment companies are valued at net asset value. Futures are valued at their most recent sale price on the exchange on which they are primarily traded.

Mortgage-related securities represent direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property, and include pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. Government agencies or instrumentalities, or private issuers, including commercial banks, savings and loan institutions, private mortgage insurance bankers and other secondary market issuers. These mortgage-related securities

32

NOTES TO FINANCIAL STATEMENTS

are generally valued by pricing services that use broker-dealer quotations or valuation estimates from their internal pricing models. These pricing models usually consider such factors as current market data, estimated cash flows, market-based yield spreads, and estimated prepayment rates. Securities valued using such techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the inputs are unobservable, the values are categorized as Level 3.

The Board has policies and procedures for the valuation of the Fund’s investment securities and financial instruments and has delegated to the Funds’ Pricing Committee (“Pricing Committee”) the responsibility for implementing the Procedures, including the responsibility for determining the fair value of the Fund’s investment securities and financial instruments. The Pricing Committee includes representatives of the Trust’s Advisor and Co-Administrator, including personnel from accounting and operations, investment management, trading, risk analytics, compliance and legal.

The Pricing Committee meets at least quarterly to review and approve Fund valuation matters, and includes a review of the Trust’s pricing activity and operations, fair value measurements, pricing vendors, policies and procedures and related controls. At least a quorum of the Committee meets more frequently, as needed, to consider and approve time-sensitive fair valuation actions. The Pricing Committee reports to the Valuation, Portfolio Management and Performance Committee (“Valuation Committee”) of the Board. Members of the Pricing Committee meet with the Valuation Committee and the Board at each of their regularly scheduled meetings to discuss valuation matters and actions taken during the period.

Fair value methods used include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors used in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the investments are purchased and sold. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

In such cases where a security price is unavailable, the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, or where Fund Management determines that the value provided by the pricing services does not approximate fair value, the value of the security or financial instrument will be determined in good faith by the Pricing Committee as authorized by the Board, generally based upon recommendations provided by the Advisor. Fair valuation may also be used when a significant valuation event is determined to have occurred. Significant valuation events may include, but are not limited to, the following: an extraordinary event like a natural disaster or terrorist act occurs or an adverse development arises with respect to a specific issuer, such as a bankruptcy filing. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; and trading in similar securities.

When the Fund uses fair valuation methods that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflect fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

The Fund’s Pricing Committee employs various methods for calibrating the valuation approach related to fair valued securities categorized within Level 3 of the fair value hierarchy. These methods may include regular due diligence of the Fund’s pricing vendors, a regular review of key inputs and assumptions, transaction back-testing or disposition analysis to compare unrealized gains and losses to realize gains and losses, reviews of missing and stale prices and large movements in market value, and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reported to the Fund’s Board.

33

NOTES TO FINANCIAL STATEMENTS

Financial Instruments:

Reverse Repurchase Agreements

To obtain short-term financing, the Fund entered into reverse repurchase agreements with primary dealers that report to the Federal Reserve Bank of New York or the 100 largest U.S. commercial banks, who are deemed creditworthy under guidelines approved by the Board. Interest on the value of the reverse repurchase agreements is based upon competitive market rates at the time of issuance. At the time the Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with the custodian containing qualifying assets having a value, including accrued interest, not less than the repurchase price. Based on requirements with certain exchanges and third party broker-dealers, the Fund may also be required to deliver or deposit securities or cash as collateral. If the counterparty to the transaction is rendered insolvent, the ultimate realization of the securities to be repurchased by the Fund may be delayed or limited. For the six months ended March 31, 2013, the average amount borrowed was approximately $114,756,940 and the daily weighted average interest rate was 0.39%.

Details of open reverse repurchase agreements at March 31, 2013 were as follows:

	Rate	Trade Date	Maturity Date	Net Closing Amount	Par
Goldman Sachs	0.37%	2/25/13	4/02/13	$(35,094,401)	$(35,081,421)
Goldman Sachs	0.36%	2/27/13	4/15/13	(35,174,818)	(35,158,293)
Goldman Sachs	0.35%	3/04/13	4/25/13	(26,502,813)	(26,489,422)
Goldman Sachs	0.36%	3/15/13	5/02/13	(35,583,112)	(35,566,040)
Goldman Sachs	0.37%	3/28/13	5/02/13	(5,541,632)	(5,539,639)

Details of underlying collateral pledged for open reverse repurchase agreements in addition to the segregated cash collateral shown on the Statement of Assets and Liabilities at March 31, 2013 were as follows:

	Description	Rate	Maturity Date	Par	Value
Goldman Sachs 2/25/13 to 4/2/13
	Fannie Mae Pool #AK6715	3.50%	3/01/42	$6,753,415	$7,133,822
	Fannie Mae Pool #AK6716	3.50%	3/01/42	2,370,545	2,504,074
	Fannie Mae Pool #AO8029	3.50%	7/01/42	3,800,951	4,015,051
	Fannie Mae Pool #AH7537	4.00%	3/01/41	2,272,830	2,431,662
	Fannie Mae Pool #806754	4.50%	9/01/34	2,000,937	2,157,026
	Fannie Mae Pool #AD1585	4.50%	2/01/40	3,387,360	3,660,598
	Fannie Mae Pool #AH8878	4.50%	4/01/41	1,587,920	1,715,016
	Fannie Mae Pool #AI1848	4.50%	5/01/41	2,203,416	2,379,776
	Fannie Mae Pool #663159	5.00%	7/01/32	3,675,592	3,987,600
	Fannie Mae Pool #AC7199	5.00%	12/01/39	3,779,281	4,111,444
	Fannie Mae Pool #806761	5.50%	9/01/34	2,046,921	2,254,012

					$36,350,081

34

NOTES TO FINANCIAL STATEMENTS

	Description	Rate	Maturity Date	Par	Value
Goldman Sachs 2/27/13 to 4/15/13
	Fannie Mae Pool #AH0301	3.50%	11/01/40	$1,323,835	$1,398,404
	Fannie Mae Pool #AK6717	3.50%	3/01/42	1,579,799	1,668,786
	Fannie Mae Pool #AO2923	3.50%	5/01/42	1,393,912	1,472,428
	Fannie Mae Pool #AE2023	4.00%	9/01/40	1,326,577	1,414,308
	Fannie Mae Pool #AE5861	4.00%	10/01/40	1,494,113	1,594,324
	Fannie Mae Pool #AE5862	4.00%	10/01/40	1,488,047	1,592,036
	Fannie Mae Pool #AE5863	4.00%	10/01/40	1,274,341	1,363,395
	Fannie Mae Pool #AH0917	4.00%	12/01/40	1,323,872	1,412,665
	Fannie Mae Pool #AH1077	4.00%	1/01/41	1,258,049	1,372,305
	Fannie Mae Pool #AH5656	4.00%	1/01/41	1,400,273	1,506,004
	Fannie Mae Pool #AH6764	4.00%	3/01/41	1,422,256	1,518,536
	Fannie Mae Pool #AH7277	4.00%	3/01/41	1,093,233	1,169,631
	Fannie Mae Pool #AJ7668	4.00%	11/01/41	1,303,970	1,392,242
	Fannie Mae Pool #AJ9133	4.00%	1/01/42	1,637,583	1,748,440
	Fannie Mae Pool #AC2109	4.50%	7/01/39	1,735,545	1,869,032
	Fannie Mae Pool #MC0154	4.50%	8/01/39	1,650,107	1,783,212
	Fannie Mae Pool #AH0914	4.50%	11/01/40	1,250,128	1,349,406
	Fannie Mae Pool #AI1846	4.50%	5/01/41	1,594,926	1,722,582
	Fannie Mae Pool #727312	5.00%	9/01/33	1,377,915	1,502,896
	Fannie Mae Pool #AC1463	5.00%	8/01/39	1,453,019	1,587,537
	Fannie Mae Pool #AD1586	5.00%	1/01/40	1,238,885	1,346,223
	Fannie Mae Pool #AD8960	5.00%	6/01/40	1,302,430	1,431,554
	Fannie Mae Pool #844361	5.50%	11/01/35	1,404,707	1,540,679
	Fannie Mae Pool #885724	5.50%	6/01/36	1,557,318	1,696,381

					$36,453,006

Goldman Sachs 3/4/13 to 4/25/13
	Fannie Mae Pool #AK2386	3.50%	2/01/42	$14,224,267	$15,025,492
	Fannie Mae Pool #AO0844	3.50%	4/01/42	1,256,761	1,327,552
	Fannie Mae Pool #AE5432	4.00%	10/01/40	1,616,887	1,725,332
	Fannie Mae Pool #AE7707	4.00%	11/01/40	1,859,691	1,984,421
	Fannie Mae Pool #AE7699	4.00%	11/01/40	984,465	1,050,493
	Fannie Mae Pool #AI1847	4.50%	5/01/41	1,240,024	1,339,275
	Fannie Mae Pool #934941	5.00%	8/01/39	1,639,572	1,783,675
	Fannie Mae Pool #AD1470	5.00%	2/01/40	1,840,436	1,999,893
	Fannie Mae Pool #AA0527	5.50%	12/01/38	1,116,244	1,224,293

					$27,460,426

35

NOTES TO FINANCIAL STATEMENTS

	Description	Rate	Maturity Date	Par	Value
Goldman Sachs 3/15/13 to 5/2/13
	Fannie Mae Pool #AP9716	3.00%	10/01/42	$1,665,827	$1,719,055
	Fannie Mae Pool #AE2012	4.00%	9/01/40	2,541,949	2,710,055
	Fannie Mae Pool #AH5658	4.00%	2/01/41	1,978,762	2,111,478
	Fannie Mae Pool #AH6768	4.00%	3/01/41	3,143,366	3,356,157
	Fannie Mae Pool #AH7281	4.00%	3/01/41	1,863,999	1,994,261
	Fannie Mae Pool #AD1942	4.50%	1/01/40	2,523,935	2,727,526
	Fannie Mae Pool #AD1471	4.50%	2/01/40	2,661,830	2,876,544
	Fannie Mae Pool #AD1988	4.50%	2/01/40	3,590,209	3,879,810
	Fannie Mae Pool #AD4456	4.50%	4/01/40	1,726,158	1,867,554
	Fannie Mae Pool #AD4458	4.50%	4/01/40	1,792,291	1,932,384
	Fannie Mae Pool #AD7271	4.50%	7/01/40	1,968,902	2,130,182
	Fannie Mae Pool #AD9614	4.50%	8/01/40	2,037,859	2,197,147
	Fannie Mae Pool #AD9613	4.50%	8/01/40	1,534,382	1,654,315
	Fannie Mae Pool #AI1849	4.50%	5/01/41	1,630,457	1,786,433
	Fannie Mae Pool #777621	5.00%	2/01/34	2,507,109	2,732,162
	Fannie Mae Pool #AD1560	5.00%	3/01/40	1,702,120	1,851,720

					$37,526,783

Goldman Sachs 3/28/13 to 5/2/13
	Fannie Mae Pool #AE6850	4.00%	10/01/40	$1,077,435	$1,149,699
	Fannie Mae Pool #AH2980	4.00%	1/01/41	2,210,340	2,358,588
	Fannie Mae Pool #MC0171	4.50%	9/01/39	1,072,519	1,159,032
	Fannie Mae Pool #829005	5.00%	8/01/35	1,077,509	1,169,518

					$5,836,837

Derivatives

The Fund may use derivative instruments, including futures, forwards, options, indexed securities, swaps and inverse securities for hedging purposes only. Derivatives allow the Fund to manage its risk exposure more quickly and efficiently than other types of instruments. Derivatives may be riskier than other types of investments and could result in losses that significantly exceed a Fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to a Fund, and the cost of such strategies may reduce the Fund’s returns.

Derivatives may also expose a Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations). To the extent amounts due to the Fund from their counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Fund’s maximum risk of loss from counterparty credit risk on over-the-counter derivatives is generally the aggregate unrealized gain in excess of any collateral pledged by the counterparty to the Fund.

For over-the-counter purchased options, the Fund bears the risk of loss in the amount of the premiums paid and change in value of the options should the counterparty not perform under the contracts. Written options by the Fund do not give rise to counterparty credit risk, as written options obligate the

36

NOTES TO FINANCIAL STATEMENTS

Fund to perform and not the counterparty. Counterparty risk related to exchange traded financial futures contracts and options is minimal because of the protection against defaults provided by the exchange on which they trade.

Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Fund, in which case any losses on the holdings being hedged may not be reduced and may be increased. There can be no assurance that the Fund’s hedging strategy will reduce risk or that hedging transactions will be available or cost effective. The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below. For open derivative instruments as of March 31, 2013, see the following section for financial futures contracts.

Financial Futures Contracts

The Fund entered into futures contracts in an effort to manage both the duration of the portfolio and hedge against certain market risk. A futures contract on a securities index is an agreement obligating one party to pay, and entitling the other party to receive, during the term of the contract, cash payments based on the level of a specified securities index. Futures transactions involve brokerage costs and require a Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if a Fund had not entered into any futures transactions.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying instrument. A Fund would record an unrealized gain or loss each day equal to these daily payments.

The Fund had the following open futures contracts at March 31, 2013:

	Number of Contracts	Expiration Date	Unrealized Appreciation (Depreciation)	Notional Value	Counterparty
Short Position:

90 Day Euro
Dollar	25	March, 2014	$ (141,875)	6,081,875	Barclays Capital
	25	June, 2013	$ (86,875)	6,142,500	Barclays Capital
	25	June, 2014	$ (155,313)	6,066,562	Barclays Capital
	25	September, 2013	$ (96,562)	6,130,313	Barclays Capital
	25	September, 2014	$ (167,812)	6,051,563	Barclays Capital
	25	December, 2013	$ (128,750)	6,096,250	Barclays Capital
Ten Year
U.S. Treasury Notes	310	June, 2013	$ (334,219)	40,580,938	Barclays Capital
Thirty Year
U.S. Treasury Bonds	85	June, 2013	$ (109,172)	12,170,672	Barclays Capital

Underlying collateral pledged for open futures contracts is the cash at brokers shown on the Statement of Assets and Liabilities at March 31, 2013.

Options

The Fund may write (or sell) put and call options on the securities that the Fund is authorized to buy or already holds in its portfolio. A Fund may also purchase put and call options. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying security at the agreed-upon exercise (or “strike”) price during the option period. A put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying security at the strike price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract. The Fund does not have any outstanding options as of March 31, 2013.

37

NOTES TO FINANCIAL STATEMENTS

Swaptions

The Fund may purchase or write swaptions in an attempt to gain additional protection against the effects of interest rate fluctuations. Swap options (swaptions) are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swap option is granting or buying the right to enter into a previously agreed upon interest rate swap agreement at any time before the expiration of the option (interest rate risk). In purchasing and writing swaptions, the Fund bears the risk of an unfavorable change in the price of the underlying interest rate swap or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market. The Fund executes transactions in over-the-counter swaptions. Transactions in over-the-counter swaptions may expose the Fund to the risk of default by the counterparty to the transaction. In the event of default by the counterparty, the Fund’s maximum amount of loss is the premium paid (as purchaser) or the unrealized loss of the contract (as writer).The Fund does not have any outstanding call swaptions as of March 31, 2013.

Fair value of derivative instruments as of March 31, 2013 are as follows:

Derivative Instruments Categorized by Risk Exposure	Statement of Assets and Liabilities Location	Amount
	Liability Derivatives
Interest Rate Risk	Unrealized Loss on Future Contracts	$1,220,578

The effect of Derivative Instruments on the Statement of Operations during the six months ended March 31, 2013 is as follows:

Derivative Instruments Categorized by Risk Exposure	Net Realized Gains from Futures Contracts	Net Change in Unrealized Appreciation/Depreciation on Futures Contracts
Interest Rate Risk	$1,029,266	$(76,883)

For the six months ended March 31, 2013, the average volume of derivative activities are as follows:

Futures Short Positions (Contracts)
645

TBA Commitments

The Fund may enter into to be announced (“TBA”) commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased/sold declines/increases prior to settlement date, which is in addition to the risk of decline in the value of a Fund’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities, according to the procedures described under “Security Valuation”. As of March 31, 2013, the Fund had no outstanding TBA commitments.

Mortgage Backed Securities

Because the Fund will focus on community development investments, such as securities backed by commercial and/or residential mortgage loans, it will be affected by risks not typically associated with funds that do not specialize in community development investments. These risks include credit and prepayment risk and risk due to default on underlying loans within a security. Changes in economic conditions, including delinquencies and/or defaults or assets underlying these securities, can affect the value, income and/or liquidity of such positions.

38

NOTES TO FINANCIAL STATEMENTS

In addition, the Fund invests in certain mortgage backed securities that qualify under the Community Reinvestment Act of 1977 (“CRA”) in which the Fund may pay a premium for the geographically or other targeted nature of the securities. There can be no guarantee, however, that a similar premium will be received if the security is sold by the Fund.

Credit Enhancement

Certain obligations held in the Fund have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e., AMBAC and MBIA).

Fair Value Measurements:

Various inputs are used in determining the fair value of investments which are as follows:

—    Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

—    Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Observable inputs may include quoted prices for similar securities, interest rates, spreads, prepayment spreads, etc.

—    Level 3 - Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Inputs used in determining fair value of an investment may include, but are not limited to, price information, volatility statistics, credit and market data, and other factors, all of which may be either observable or unobservable. Inputs can vary among investments and will be impacted by the investment type and volume of activity for the particular security or similar securities in the market. Investments in the Level 3 category are generally supported by transactions and quoted prices from dealers participating in the market for those investments. Investments may be included in the Level 3 category due to a lack of market activity or transparency. Internal valuation models may also be used as a pricing source for Level 3 investments. Internal valuation models may rely on one or more unobservable inputs, such as estimated cash flows, financial statement analysis and discount rates.

39

NOTES TO FINANCIAL STATEMENTS

The summary of inputs used to determine the fair valuation of the Fund’s investments as of March 31, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets:
Investments in Securities
Investment Company	$7,953,075	$—	$—	$7,953,075
Municipal Bonds	—	13,977,085	—	13,977,085
U.S. Government Agency Backed Mortgages	—	599,808,673	—	599,808,673
U.S. Government Agency Obligations	—	50,824,436	—	50,824,436
Promissory Notes	—	10,415,219	—	10,415,219

Total Assets	$7,953,075	$675,025,413	$—	$682,978,488

Liabilities:
Other Financial Instruments(*)
Futures Contracts	$(1,220,578)	$—	$—	$(1,220,578)

* Other financial instruments are futures contracts which are not reflected in the Schedule of Portfolio Investments and are shown at the unrealized appreciation/(depreciation) on the contracts.

During the six months ended March 31, 2013, the Fund recognized no transfers to/from Level 1 or 2. The Fund’s policy is to recognize transfers to/from Level 1, Level 2 and Level 3 at the end of the period utilizing fair value at the beginning of the period.

In December 2011, the Financial Accounting Standards Board (“ FASB”) issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of US GAAP and those entities that prepare their financial statements on the basis of International Financial Reportings Standards (“ IFRS”). ASU 2011-11 requires entities to: disclose both gross and net information about both instruments and transactions eligible for offset in the financial statements; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. At this time, Fund Management is evaluating the implications of ASU 2011-11 and its impact on the Fund’s financial statement disclosures.

Investment Transactions and Income:

Investment transactions are recorded one business day after trade date, except on the last day of each fiscal quarter end, when they are recorded on trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are calculated based on the costs of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization and accretion of premium or discount using the effective yield method. Paydown gains and losses on mortgage and asset-backed securities are included in the financial statements as interest income.

40

NOTES TO FINANCIAL STATEMENTS

Expense, Investment Income and Gain/Loss Allocation:

The Fund pays the expenses that are directly related to its operations, such as custodian fees or advisory fees. Expenses incurred by the Trust, such as trustee or legal fees, are allocated to the Fund either proportionately based upon the Fund’s relative net assets or using another reasonable basis such as equally across all Funds in the Trust, depending on the nature of the expense. Individual share classes within the Fund are charged expenses specific to that class, such as distribution fees. Within the Fund, expenses other than class specific expenses are allocated daily to each class based upon the proportion of relative net assets. Investment income and realized and unrealized gains or losses are allocated to each class of shares based upon the proportion of relative net assets.

Distributions to Shareholders:

The Fund pays out any income that it receives, less expenses, in the form of dividends and capital gains to its shareholders. Income dividends are declared daily and paid monthly. Dividends will also be paid to a redeeming shareholder at any time during the month upon total redemption of shares in an account. Capital gain distributions are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from GAAP. These “book/tax” differences may be either temporary or permanent in nature. To the extent these differences are determined, as of the end of the tax year, to be permanent (e.g., reclassification of paydown gains and losses, and expiring capital loss carryforward), they are reclassified within a Fund’s capital account based on their federal tax basis treatment.

3. Agreements and Other Transactions with Affiliates

RBC GAM (US) serves as investment advisor to the Fund. The Advisor has agreed to waive or limit fees through January 31, 2014, to maintain expenses (excluding interest expense, management fees and distribution fees) at 0.20% of the Fund’s average monthly gross assets less liabilities, other than indebtness for borrowing. The Fund will carry forward, for a period not to exceed 12 months from the date on which a waiver or reimbursement is made by the Advisor, any expenses in excess of the expense limitation and repay the Advisor such amounts, provided the Fund is able to effect such repayment and remain in compliance with the expense limitation disclosed in the effective prospectus. During the six months ended March 31, 2013, no reimbursements were made to the Advisor.

Under the terms of the Fund’s management agreement, the Advisor receives from the Fund an annual management fee, paid monthly, of 50 basis points (0.50%) of the Fund’s average monthly gross assets less accrued liabilities, other than indebtedness for borrowing. For purposes of calculating the management fee, assets purchased with borrowed monies are included in the total that is subject to the management fee. As a result, the Advisor has an incentive to use leverage so as to increase the amount of assets upon which it may charge a fee. As of March 31, 2013, the impact of leverage raised the management fee to approximately 60 basis points (0.60%) of the Fund’s average net assets.

The RBC Funds currently pay each of the independent Trustees (Trustees of the Trust who are not directors, officers or employees of the advisor, administrator or distributor) an annual retainer of $32,500. The Board Chairperson and Audit Committee Chairperson each receive an additional retainer of $2,500 annually, and all other trustees serving as Chair of a Board committee each receive an additional retainer of $1,000 annually. In addition, Independent Trustees receive a quarterly meeting fee of $5,500 for each in-person Board meeting attended, a meeting fee of $1,000 for each telephonic or Special Board meeting attended, a $1,500 fee for each Board committee meeting attended, and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings.

4. Fund Distribution:

The Fund has adopted a Master Distribution 12b-1 Plan (the “Plan”) in which Quasar Distributors LLC (the “Distributor”) acts as the Fund’s distributor. The Plan permits the Fund to make payments for, or to reimburse the Distributor for, distribution-related costs and expenses of marketing shares of Class A covered under the Plan, and/or for providing shareholder services. The Plan does not apply to Class I. The following chart shows the current Plan fee rate for Class A.

41

NOTES TO FINANCIAL STATEMENTS

Class A
12b-1 Plan Fee	0.25%*

* Under the 12b-1 plan, the maximum fee rate for Class A shares is 0.50%. Currently the Board of Trustees has approved an annual limit of 0.25%.

Plan fees are based on average daily net assets of Class A. The Distributor, subject to applicable legal requirements, may waive the Plan fee voluntarily, in whole or in part. For the six months ended March 31, 2013, there were no fees waived by the Distributor.

5. Securities Transactions:

The cost of securities purchased and proceeds from securities sold (excluding securities maturing less than one year from acquisition) for the six months ended March 31, 2013 were as follows:

Purchases (Excl. U.S. Gov’t.)	Sales (Excl. U.S. Gov’t.)	Purchases of U.S. Gov’t.	Sales of U.S. Gov’t.
$ 66,353,950	$106,118,854	$—	$—

6. Capital Share Transactions:

The Trust is authorized to issue 1,000,000,000 shares of beneficial interest (“shares outstanding”) with par value of $.0000001. Transactions in shares of the Fund are summarized below:

	For the Six Months Ended March 31, 2013	For the Year Ended September 30, 2012
	(Unaudited)
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$2,602,547	$12,344,520
Distributions reinvested	195,045	385,258
Cost of shares redeemed	(2,048,584)	(6,519,356)

Change in Class A	$749,008	$6,210,422

Class I
Proceeds from shares issued	$46,654,242	$46,925,085
Distributions reinvested	4,318,063	9,899,600
Cost of shares redeemed	(75,914,173)	(19,185,481)

Change in Class I	$(24,941,868)	$37,639,204

Change in net assets resulting from capital transactions	$(24,192,860)	$43,849,626

SHARE TRANSACTIONS:
Class A
Issued	269,531	1,268,788
Reinvested	20,209	39,600
Redeemed	(212,058)	(670,465)

Change in Class A	77,682	637,923

Class I
Issued	4,807,541	4,829,742
Reinvested	447,537	1,018,555
Redeemed	(7,898,376)	(1,969,652)
Change in Class I	(2,643,298)	3,878,645

Change in shares resulting from capital transactions	(2,565,616)	4,516,568

42

NOTES TO FINANCIAL STATEMENTS

7. Federal Income Taxes:

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of the Fund.

As of March 31, 2013, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$ 649,751,882	$35,217,163	$(1,990,557)	$33,226,606

The tax character of distributions were as follows:

	Distributions Paid From
	Ordinary Income	Total Distributions Paid
For the fiscal year ended September 30, 2012	$24,109,633	$24,109,633

The tax basis of components of accumulated earnings/(losses) and the tax character of distributions paid are determined at fiscal year end, and will be included the the Annual Report dated September 30, 2013.

As of September 30, 2012, the Fund had capital loss carryforwards for federal income tax purposes as follows:

Capital Loss Carryforward	Expires
$659,184	2013
$27,743	2014
$2,484,167	2015
$8,197,543	2016
$11,587,282	2018
$4,011,206	2019

As of September 30, 2012, the Fund had a short-term capital loss carryforward of $3,615,809 and a long-term capital loss carryforward of $6,200,860 available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. These capital loss carryforwards are not subject to expiration and must first be utilized to offset future realized gains of the same character and must be utilized prior to the utilization of the loss carryforwards subject to expiration that are described above.

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund deferred short-term qualified late-year capital losses of $2,640,521 and long-term qualified late-year capital losses of $2,834,556 which will be treated as arising on the first business day of the fiscal year ending September 30, 2013.

Management has analyzed the Fund’s tax positions taken or expected to be taken on federal income tax returns for all open tax years (the tax years ended September 30 of the years 2009, 2010, 2011 and 2012) and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

43

NOTES TO FINANCIAL STATEMENTS

8. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

44

SHARE CLASS INFORMATION (UNAUDITED)

The Access Capital Community Investment Fund offers Class A and Class I shares.

Class A

Class A shares are available for purchase primarily through investment advisors, broker-dealers, banks and other financial services intermediaries. Class A shares of the Fund are currently subject to a maximum up-front sales charge of 3.75% and a 1.00% CDSC for redemption within 12 months of a $1 million or greater purchase. Class A shares currently include a 0.25% annual 12b-1 service and distribution fee.

Class I

Class I shares are intended for investors meeting certain minimum investment thresholds. This share class does not have an up-front sales charge (load) or a 12b-1 service and distribution fee.

45

SUPPLEMENTAL INFORMATION (UNAUDITED)

Shareholder Expense Examples

As a shareholder of the Access Capital Community Investment Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2012 through March 31, 2013.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 10/1/12	Ending Account Value 3/31/13	Expenses Paid During Period* 10/1/12-3/31/13	Annualized Expense Ratio During Period 10/1/12-3/31/13
Class A	$1,000.00	$999.40	$4.93	0.99%
Class I	$1,000.00	$1,000.60	$3.69	0.74%

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/12	Ending Account Value 3/31/13	Expenses Paid During Period* 10/1/12-3/31/13	Annualized Expense Ratio During Period 10/1/12-3/31/13
Class A	$1,000.00	$1,020.00	$4.99	0.99%
Class I	$1,000.00	$1,021.24	$3.73	0.74%

*Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 182//365 (to reflect one half-year period).

46

This Page Intentionally Left Blank

47

This Page Intentionally Left Blank

48

This Page Intentionally Left Blank

49

This Page Intentionally Left Blank

50

This Page Intentionally Left Blank

51

This Page Intentionally Left Blank

52

Access Capital

P.O. Box 701

Milwaukee, WI 53201-0701

800-422-2766

www.rbcgam.us

Performance data represents past performance and does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

This report and the financial statements contained herein are provided for the information of RBC Funds shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, charges and expenses of the Fund. Please read the prospectus carefully before investing.

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. There is no assurance that certain securities will remain in or out of the Fund’s portfolio. The views expressed in this report reflect those of the portfolio managers through the period ended March 31, 2013.

NOT FDIC INSURED — NO BANK GUARANTEE — MAY LOSE VALUE

RBC Global Asset Management U.S., Inc. serves as investment advisor to the Access Capital Community Investment Fund. The Fund is distributed by Quasar Distributors LLC.

The RBC Funds are pleased to offer shareholder reports printed entirely on Forest Stewardship Council certified paper. FSC® certification ensures that the paper used in this report contains fiber from well-managed and responsibly harvested forests that meet strict environmental and socioeconomic standards.

RBCF-AC SAR 03-13

	RBC Funds

About Your Semi Annual Report

This semi annual report includes detailed information about your Fund including financial statements, performance, and a complete list of its holdings.

The RBC Funds compare their performance against various indices. Each of these indices is a widely recognized measure of return for the underlying category of securities. However, the indices are unmanaged, do not include fees, and cannot be invested in directly.

We hope the financial information presented will help you evaluate your investment in the RBC Funds. We also encourage you to read your Fund’s prospectus for further detail as to your Fund’s investment policies and risk profile. RBC Funds prospectuses and performance information subsequent to the date of this report are available on our website at www.rbcgam.us.

A description of the policies and procedures that your Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-422-2766; (ii) on the Fund’s website at www.rbcgam.us; and (iii) on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov.

Information regarding how your Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (i) on the Fund’s website at www.rbcgam.us; and (ii) on the Commission’s website at http://www.sec.gov.

A schedule of each Fund’s portfolio holdings will be filed with the Commission for the first and third quarters of each fiscal year on Form N-Q. This information is available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room is available by calling 1-202-551-8090.

	Portfolio Managers	1
	Performance Summary	4
	Fund Statistics
	- RBC BlueBay Emerging Market Select Bond Fund	6
	- RBC BlueBay Emerging Market Corporate Bond Fund	7
	- RBC BlueBay Global High Yield Bond Fund	8
	- RBC BlueBay Global Convertible Bond Fund	9
	- RBC BlueBay Absolute Return Fund	10
	Schedule of Portfolio Investments	11
	Financial Statements
	- Statements of Assets and Liabilities	44
	- Statements of Operations	46
	- Statements of Changes in Net Assets	47
	Financial Highlights	52
	Notes to Financial Statements	57
	Share Class Information	72
	Supplemental Information	73
	Approval of Investment Advisory and Sub-Advisory Agreements	75

PORTFOLIO MANAGERS

RBC Global Asset Management (U.S.) Inc. (“RBC GAM (US)”) serves as the investment advisor and BlueBay Asset Management LLP (“BlueBay”) serves as the investment sub-advisor to the RBC BlueBay Funds and is responsible for the overall management of the Funds’ portfolios. The individuals primarily responsible for the day-to-day management of the Funds’ portfolios are set forth below.

David Dowsett

Partner, Senior Portfolio Manager

David Dowsett is co-head of the Emerging Market Debt team at BlueBay and is responsible for portfolio management of the RBC BlueBay Emerging Market Select Bond Fund. David joined BlueBay in April 2002. Previously he spent seven years at Deutsche Asset Management (formerly Morgan Grenfell Asset Management) where he was a Board Director with responsibility for emerging markets and a member of the Investment Policy Committee for all fixed income. David has a BA (Hons) degree in Politics and Economics from Durham University.

Nick Shearn

Portfolio Manager

Nick Shearn is responsible for portfolio management of the RBC BlueBay Emerging Market Select Bond Fund. Nick joined BlueBay in June 2011 from The Royal Bank of Scotland, where he was Head of Local Markets Rates Trading for the CEEMEA region. Prior to this he spent ten years at Deutsche Bank in Johannesburg (1998-2002) and London (2002-2008) trading local markets products. Before trading emerging markets products, Nick focused on the Eurobond markets and was Head of Liquid Credit Trading at JP Morgan before joining DKB International as Head of Trading in 1995. He has a BSc Econ (Hons) from Queen Mary College, London University.

Polina Kurdyavko

Partner, Senior Portfolio Manager

Polina Kurdyavko is head of the Emerging Market Corporate Debt team at BlueBay and is responsible for portfolio management of the RBC BlueBay Emerging Market Corporate Bond Fund. Polina joined BlueBay in July 2005 from UBS where she worked as a Credit Analyst in EMEA corporate research. Her role involved secondary coverage of CEEMEA issuers and research support for primary issuance of select corporates. Prior to this, Polina was with Alliance Capital where she started as an emerging markets equity analyst and then moved on to pioneer emerging markets quantitative research at Alliance. Polina holds an MSc (Hons) in Finance from the People’s Friendship University of Russia, Moscow and is a CFA charterholder.

Adam Borneleit

Portfolio Manager

Adam Borneleit is responsible for portfolio management of the RBC BlueBay Emerging Market Corporate Bond Fund. Adam joined BlueBay in June 2008 from Pacific Investment Management Company (PIMCO) where he worked from 2000. He was part of the Emerging Markets Portfolio Management team with a focus on corporate bonds. Prior to that, he was a Credit Analyst in SunAmerica’s high-yield bond group, a Manager at PriceWaterhouse Moscow’s corporate finance group in Russia, and an Analyst in Prudential’s private-placement group. Adam holds bachelor’s degrees in both economics and French from the University of Pennsylvania’s Wharton School and College of Arts and Sciences, and an MBA from Stanford University’s Graduate School of Business.

1

PORTFOLIO MANAGERS

Anthony Robertson

Head of Global Leveraged Finance Group

Partner, Senior Portfolio Manager

Anthony Robertson is responsible for portfolio management of the RBC BlueBay Global High Yield Bond Fund. Anthony joined BlueBay in August 2004 from Putnam Investments (formerly New Flag Asset Management) where he was a Senior Portfolio Manager responsible for European high yield portfolios. Prior to Putnam, Anthony held similar roles at Standard Asset Management, London & Capital Asset Management, and the West Merchant Bank (West LB). Anthony received his Bachelor of Commerce (Honours) from the University of Natal.

Peter Higgins

Head of Leveraged Loans

Partner, Senior Portfolio Manager

Peter Higgins is responsible for portfolio management of the RBC BlueBay Global High Yield Bond Fund. Peter joined BlueBay in January 2008 as a Portfolio Manager with the High Yield team. Previously, he was Director of proprietary trading at Deutsche Bank within the Principal Strategies Group. Peter also spent four years at Goldman Sachs where he was a Desk Analyst in high yield trading. Prior to this, he was at Credit Suisse in high yield capital markets after beginning his career as an investment banker with Prudential Securities. Peter holds a BA from Columbia University.

Michael Reed

Partner, Senior Portfolio Manager

Michael Reed is responsible for portfolio management of the RBC BlueBay Global Convertible Bond Fund. Michael joined BlueBay in October 2007 from Pendragon, where, as a Partner, he ran the company’s convertible arbitrage strategies. Prior to that, he was a Managing Director of Salomon Brothers, responsible for international convertible bond trading between 1994 and 2002. Michael joined the Japanese Warrant Arbitrage desk at Salomon in 1989 and spent two years trading Japanese Warrant Arbitrage in Tokyo. Michael holds a Bachelor of Engineering from Southampton University.

Alessandro Esposito

Portfolio Manager

Alessandro Esposito is responsible for portfolio management of the RBC BlueBay Global Convertible Bond Fund. Alessandro joined BlueBay in December 2007 as a portfolio manager on the convertible arbitrage team. He began his career in 1998 at JP Morgan before moving to Intesa in 2000. He began trading hybrids and equity derivatives at Morgan Stanley in 2003 and ran the convertible arbitrage strategy at Peloton Partners from 2006. Alessandro has an MSc in Mathematical Trading and Finance and is a CFA charterholder.

Mark Dowding

Partner, Senior Portfolio Manager

Mark Dowding is responsible for portfolio management of the RBC BlueBay Absolute Return Fund. Mark joined BlueBay in August 2010 from Deutsche Asset Management, where he was Head of Fixed Income in Europe. Prior to this, Mark was Head of Fixed Income in Europe for Invesco, where he worked with Raphael Robelin before Raphael joined BlueBay in 2003. Mark started his career as a Fixed Income Portfolio Manager at Morgan Grenfell in 1993 and holds a BA Hons in Economics from the University of Warwick.

2

PORTFOLIO MANAGERS

Raphael Robelin

Partner, Senior Portfolio Manager

Raphael Robelin co-heads the Investment Grade team at BlueBay and is responsible for portfolio management of the RBC BlueBay Absolute Return Fund. He joined BlueBay in August 2003 from Invesco where he was Portfolio Manager for Investment Grade Funds. Prior to that, he was a Portfolio Manager with BNP Group and Saudi International Bank. Raphael holds a degree in Engineering (IT) and Applied Mathematics from EFREI as well as a Masters in Management and International Finance from La Sorbonne, Paris.

Geraud Charpin

Portfolio Manager

Geraud Charpin is responsible for portfolio management of the RBC BlueBay Absolute Return Fund. Geraud joined BlueBay in August 2008 from UBS where he was Head of European Credit Strategy. Prior to that, he was a credit strategist with BNP Paribas and a credit analyst with Dresdner Kleinwort Benson and Natwest Markets. Geraud holds a degree in Engineering from ICPI Lyon, France as well as a Master of Finance from ESSEC International Management School, Paris.

3

PERFORMANCE SUMMARY

Aggregate Total Returns as of March 31, 2013 (Unaudited)

	1 Year	Since Inception(a)	Net Expense Ratio(1)(2)(3)(4)	Gross Expense Ratio(1)(2)(3)(4)
RBC BlueBay Emerging Market Select Bond Fund
Class I
- At Net Asset Value	6.99%	9.76%	1.00%	1.59%

50% JPMorgan EMBI Global Diversified/50% JPMorgan GBI-EM Broad Diversified Index(b)	8.64%	11.30%

RBC BlueBay Emerging Market Corporate Bond Fund
Class I
- At Net Asset Value	10.81%	13.08%	1.15%	3.10%

JPMorgan CEMBI Diversified(b)	11.18%	13.97%

RBC BlueBay Global High Yield Bond Fund
Class I
- At Net Asset Value	12.03%	14.12%	0.95%	2.40%

BofA Merrill Lynch Global High Yield Constrained Index(b)	13.94%	18.21%

RBC BlueBay Global Convertible Bond Fund
Class I
- At Net Asset Value	9.28%	12.90%	1.00%	2.89%

UBS Global Focus Convertible Index(b)	5.98%	8.97%

RBC BlueBay Absolute Return Fund
Class I
- At Net Asset Value	N/A	0.56%	0.95%	1.01%

3-Month USD London Interbank Offering Rate (LIBOR) Index(b)	N/A	0.10%

Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance shown reflects contractual fee waivers, without such fee waivers total returns would be reduced. Performance information does not reflect the 2% fee on shares redeemed or exchanged within 30 days of purchase. If such redemption fee was included, performance would be reduced. For performance data current to the most recent month-end go to www.rbcgam.us. Please see footnotes below.

(1) The Funds’ expenses reflect actual expenses from November 30, 2011 to September 30, 2012 for all funds except Absolute Return Fund, which reflects actual expenses from November 30, 2012 to March 31, 2013.

(2) The Advisor has contractually agreed to waive fees and/or make payments in order to keep total operating expenses of the Fund to the levels listed under net expense ratio until January 31, 2014.

(3) For the period from November 30, 2011 (commencement of operations) to September 30, 2012 for all Funds except Absolute Return Fund, which is for the period from November 30, 2012 (commencement of operations) to March 31, 2013.

(4) Annualized.

4

PERFORMANCE SUMMARY

(a) The inception date (commencement of operations) is November 30, 2011 for each Fund except Absolute Return Fund, which is November 30, 2012.

(b) Each of the comparative indices is a widely recognized market value weighted measure of the return of securities, but do not include sales fees or operating expenses. You cannot invest directly in indices.

JPMorgan Emerging Markets Bond Index (“EMBI”) Global tracks total returns for US Dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments.

JPMorgan Government Bond Index - Emerging Markets (“GBI-EM”) Global Diversified Index (Unhedged) is a comprehensive global local emerging markets index, and consists of regularly traded, liquid fixed-rate, domestic currency government bonds to which international investors can gain exposure.

The J.P. Morgan Corporate Emerging Markets Bond Index (“CEMBI”) Diversified limits the weights of those index countries with larger corporate debt stocks by only including a specified portion of these countries’ eligible current face amounts of debt outstanding. The CEMBI Diversified results in well-distributed, more balanced weightings for countries included in the index. The countries covered in the CEMBI Diversified are identical to those covered by the CEMBI.

The BofA Merrill Lynch Global High Yield Constrained Index tracks the performance of below investment grade bonds of corporate issuers domiciled in countries having an investment grade foreign currency long term debt rating.

The UBS Global Focus Convertible Index measures the size and performance of the most liquid convertible issues.

The 3-Month USD London Interbank Offering Rate (LIBOR) Index is the average interest rate estimated by leading banks in London that they would be charged if borrowing from other banks.

5

	FUND STATISTICS (UNAUDITED)

	RBC BlueBay Emerging Market Select Bond Fund
Investment Objective	Current income and capital appreciation.
Benchmark	50% JPMorgan EMBI Global Diversified/50% JPMorgan GBI-EM Broad Diversified Index

Asset Allocation (as of 3/31/13) (% of fund’s investments) & Top Five Industries (as of 3/31/13) (% of fund’s net assets)

Top Ten Holdings (as of 3/31/13) (% of fund’s net assets)	Poland Government Bond, 4.00%, 10/25/23	2.81%	Ukraine Government International Bond, 9.25%, 7/24/17	1.75%
	Turkey Government International Bond, 7.50%, 7/14/17	2.07%	Mexican Bonos, 6.50%, 6/9/22	1.66%
	South Africa Government Bond, 10.50%, 12/21/26	1.89%	Mexico Government International Bond, 6.05%, 1/11/40	1.63%
	Russian Federal Bond - OFZ, 7.50%, 3/15/18	1.89%	Colombia Government International Bond, 7.38%, 3/18/19	1.57%
	Panama Government International Bond, 6.70%, 1/26/36	1.86%	Turkey Government Bond, 8.50%, 9/14/22	1.39%
	*A listing of all portfolio holdings can be found beginning on page 11.

Growth of $10,000 Initial Investment Since Inception (11/30/11)

	The graph reflects an initial investment of $10,000 over the period from November 30, 2011 to March 31, 2013 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

6

FUND STATISTICS (UNAUDITED)

RBC BlueBay Emerging Market Corporate Bond Fund
Current income and capital appreciation.				Investment Objective
JPMorgan CEMBI Diversified Index				Benchmark

				Asset Allocation (as of 3/31/13) (% of fund’s investments) & Top Five Industries (as of 3/31/13) (% of fund’s net assets)
BBVA Bancomer SA/Texas, 6.75%, 9/30/22	3.15%	Empresa de Energia de Bogota SA, 6.13%, 11/10/21	1.83%	Top Ten Holdings (as of 3/31/13) (% of fund’s net assets)
Odebrecht Finance Ltd., 7.13%, 6/26/42	2.50%	Telemar Norte Leste SA, 5.5%, 10/23/20	1.74%
DP World Ltd., 6.85%, 7/2/37	2.19%	VTB Bank OJSC Via VTB Capital SA, 6.95%, 10/17/22	1.74%
OGX Austria GmbH, 8.5%, 6/1/18	1.92%	Berau Coal Energy Tbk PT, 7.25%, 3/13/17	1.66%
Sigma Alimentos SA de CV, 5.63%, 4/14/18	1.87%	Gazprom OAO Via Gaz Capital SA, 4.95%, 2/6/28	1.63%

*A listing of all portfolio holdings can be found beginning on page 21.

				Growth of $10,000 Initial Investment Since Inception (11/30/11)

The graph reflects an initial investment of $10,000 over the period from November 30, 2011 to March 31, 2013 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder wouldpay on fund distributions or redemption of fund shares.

7

	FUND STATISTICS (UNAUDITED)

	RBC BlueBay Global High Yield Bond Fund
Investment Objective	Current income and capital appreciation.
Benchmark	BofA Merrill Lynch Global High Yield Constrained Index

Asset Allocation (as of 3/31/13) (% of fund’s investments) & Top Five Industries (as of 3/31/13) (% of fund’s net assets)
Top Ten Holdings (as of 3/31/13) (% of fund’s net assets)	Cequel Communications Holdings I LLC/Cequel Capital Corp., 8.63%, 11/15/17	2.81%	Palace Entertainment Holdings LLC/Palace Entertainment Holdings Corp., 8.88%, 4/15/17	1.74%
	Windstream Corp., 7.00%, 3/15/19	2.47%	Wind Acquisition Finance SA, 7.38%, 2/15/18	1.66%
	MU Finance Plc, 8.75%, 2/1/17	2.28%	Intelsat Luxembourg SA, 11.25%, 2/4/17	1.63%
	Columbus International, Inc., 11.50%,11/20/14	2.20%	US Telepacific Holdings Corp. Term Loan, 5.75%, 2/23/17	1.59%
	BI-LO LLC/BI-LO Finance Corp., 9.25%, 2/15/19	1.96%	Epicor Software Corp., 8.63%, 6/4/16	1.33%

	*A listing of all portfolio holdings can be found beginning on page 27.
Growth of $10,000 Initial Investment Since Inception (11/30/11)
	The graph reflects an initial investment of $10,000 over the period from November 30, 2011 to March 31, 2013 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

8

FUND STATISTICS (UNAUDITED)

RBC BlueBay Global Convertible Bond Fund
Current income and capital appreciation.				Investment Objective
UBS Global Focus Convertible Index				Benchmark

				Asset Allocation (as of 3/31/13) (% of fund’s investments) & Top Five Industries (as of 3/31/13) (% of fund’s net assets)
GBL Verwaltung SA, 1.25%, 2/7/17	3.55%	Wellpoint, Inc., 2.75%, 10/15/42	3.01%	Top Ten Holdings (as of 3/31/13) (% of fund’s net assets)
Liberty Interactive LLC, 3.13%, 3/30/23	3.54%	Aabar Investments PJSC, 4.00%, 5/27/16	2.96%
Medivation, Inc., 2.63%, 4/1/17	3.39%	Seadrill Ltd., 3.38%, 10/27/17	2.90%
VeriSign, Inc., 3.25%, 8/15/37	3.26%	Siemens Financieringsmaatschappij NV, 1.05%, 8/16/17	2.87%
AU Optronics Corp., 10.19%, 10/13/15	3.19%
Vingroup JSC, 5.00%, 4/3/17	3.05%

*A listing of all portfolio holdings can be found beginning on page 34.

				Growth of $10,000 Initial Investment Since Inception (11/30/11)

The graph reflects an initial investment of $10,000 over the period from November 30, 2011 to March 31, 2013 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

9

	FUND STATISTICS (UNAUDITED)

	RBC BlueBay Absolute Return Fund
Investment Objective	Current income and capital appreciation.
Benchmark	3-Month USD London Interbank Offering Rate (LIBOR) Index
Asset Allocation (as of 3/31/13) (% of fund’s investments) & Top Five Industries (as of 3/31/13) (% of fund’s net assets)
Top Ten Holdings (as of 3/31/13) (% of fund’s net assets)	Spain Government International Bond, 4.00%, 3/6/18	2.47%	Romanian Government International Bond, 4.88%, 11/7/19	1.18%
	Slovenia Government Bond, 5.13%,	2.05%	NGG Finance Plc, 5.63%, 6/18/73	1.04%
	3/30/26		Ziggo NV, 3.63%, 3/27/20	1.04%
	Telefonica Emisiones SAU, 3.96%,	1.94%	Hungary Government International	1.02%
	3/26/21		Bond, 5.75%, 6/11/18
	Portugal Obrigacoes do Tesouro OT,	1.39%	Comunidad Autonoma de Aragon,	1.00%
	3.85%, 4/15/21		8.25%, 1/17/27
	Portugal Obrigacoes do Tesouro OT,	1.29%
	4.75%, 6/14/19

	*A listing of all portfolio holdings can be found beginning on page 38.
Growth of $10,000 Initial Investment Since Inception (11/30/12)

	The graph reflects an initial investment of $10,000 over the period from November 30, 2012 to March 31, 2013 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

10

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund

March 31, 2013 (Unaudited)

Principal Amount		Value
Corporate Bonds — 6.34%
Cayman Islands — 1.91%
$ 500,000	Brazil Minas SPE via State of Minas Gerais, 5.33%, 2/15/28	$545,000
460,000	Dubai DOF Sukuk Ltd., 3.88%, 1/30/23	454,250
555,000	Petrobras International Finance Co., 6.75%, 1/27/41	632,139
1,630,000	Petrobras International Finance Co., 7.88%, 3/15/19	1,984,511

		3,615,900

Hungary — 0.19%
370,000	Magyar Export-Import Bank RT, 5.50%, 2/12/18	366,300

Indonesia — 2.21%
730,000	Pertamina Persero PT, 4.88%, 5/3/22	760,647
810,000	Pertamina Persero PT, 6.00%, 5/3/42	826,711
2,500,000	Perusahaan Penerbit SBSN Indonesia, 4.00%, 11/21/18	2,600,000

		4,187,358

Ireland — 0.39%
750,000	Rosneft Oil Co. via Rosneft International Finance Ltd., 4.20%, 3/6/22	743,400

Luxembourg — 0.33%
600,000	Gazprom OAO Via Gaz Capital SA, 4.95%, 7/19/22	627,000

Netherlands — 0.86%
1,480,000	Republic of Angola Via Northern Lights III BV, 7.00%, 8/16/19	1,639,100

United States — 0.45%
8,514,000,000(a)	JPMorgan Chase Bank, N.A., 6.13%, 5/17/28	861,257

Total Corporate Bonds		12,040,315

(Cost $12,251,099)

Foreign Government Bonds — 63.97%
Argentina — 0.51%
1,362,082	Argentine Republic Government International Bond, 8.28%, 12/31/33	968,575

Brazil — 0.99%
1,950,000	Brazilian Government International Bond, 2.63%, 1/5/23	1,872,000

Columbia — 3.63%
600,000	Colombia Government International Bond, 2.63%, 3/15/23	577,477
1,827,000	Colombia Government International Bond, 6.13%, 1/18/41	2,297,687
2,310,000	Colombia Government International Bond, 7.38%, 3/18/19	2,972,597
247,000,000(b)	Colombia Government International Bond, 7.75%, 4/14/21	168,536

11

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

March 31, 2013 (Unaudited)

Principal Amount		Value
1,335,000,000(b)	Colombia Government International Bond, 12.00%, 10/22/15	$876,559

		6,892,856

Costa Rica — 1.26%
$ 2,390,000	Costa Rica Government International Bond, 4.25%, 1/26/23	2,390,529

Croatia (Hrvatska) — 0.49%
940,000	Croatia Government International Bond, 5.50%, 4/4/23	935,300

Hungary — 3.93%
58,930,000(b)	Hungary Government Bond, 5.50%, 12/20/18	245,357
34,050,000(b)	Hungary Government Bond, 6.50%, 6/24/19	148,606
322,280,000(b)	Hungary Government Bond, 6.75%, 8/22/14	1,395,294
187,920,000(b)	Hungary Government Bond, 6.75%, 11/24/17	834,808
187,790,000(b)	Hungary Government Bond, 7.00%, 6/24/22	828,425
6,050,000(b)	Hungary Government Bond, 7.50%, 11/12/20	27,908
100,400,000(b)	Hungary Government Bond, 7.75%, 8/24/15	449,806
860,000	Hungary Government International Bond, 4.13%, 2/19/18	817,000
2,014,000	Hungary Government International Bond, 5.38%, 2/21/23	1,893,160
798,000	Hungary Government International Bond, 7.63%, 3/29/41	813,960

		7,454,324

Indonesia — 1.68%
1,080,000	Indonesia Government International Bond, 11.63%, 3/4/19	1,575,546
242,000,000(b)	Indonesia Treasury Bond, 6.13%, 5/15/28	24,420
14,000,000,000(b)	Indonesia Treasury Bond, 7.00%, 5/15/22	1,591,738

		3,191,704

Israel — 0.58%
1,110,000	Israel Government International Bond, 3.15%, 6/30/23	1,098,938

Lithuania — 1.37%
680,000(c)	Lithuania Government International Bond, 4.85%, 2/7/18	961,442
1,340,000	Lithuania Government International Bond, 6.63%, 2/1/22	1,644,850

		2,606,292

Malaysia — 2.15%
1,500,000(b)	Malaysia Government Bond, 3.21%, 5/31/13	484,565
4,390,000(b)	Malaysia Government Bond, 3.42%, 8/15/22	1,413,654
260,000(b)	Malaysia Government Bond, 3.58%, 9/28/18	85,158
1,500,000(b)	Malaysia Government Bond, 4.16%, 7/15/21	508,510
1,005,000(b)	Malaysia Government Bond, 4.26%, 9/15/16	336,872
2,000,000(b)	Malaysia Government Bond, 4.38%, 11/29/19	682,513
1,712,000(b)	Malaysia Government Bond, 5.09%, 4/30/14	566,280

		4,077,552

12

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

March 31, 2013 (Unaudited)

Principal Amount		Value
Mexico — 8.83%
26,700,000(b)	Mexican Bonos, 6.25%, 6/16/16	$2,275,813
3,230,000(b)	Mexican Bonos, 6.50%, 6/10/21	289,753
34,910,000(b)	Mexican Bonos, 6.50%, 6/9/22	3,143,658
9,050,000(b)	Mexican Bonos, 7.50%, 6/3/27	887,631
9,500,000(b)	Mexican Bonos, 7.75%, 12/14/17	868,901
8,130,000(b)	Mexican Bonos, 8.50%, 5/31/29	865,191
9,800,000(b)	Mexican Bonos, 8.50%, 11/18/38	1,068,080
360,000(b)	Mexican Bonos, 10.00%, 11/20/36	44,525
$ 1,750,000	Mexico Government International Bond, 5.13%, 1/15/20	2,047,591
1,600,000	Mexico Government International Bond, 5.75%, 10/12/10	1,756,000
346,000	Mexico Government International Bond, 5.95%, 3/19/19	419,110
2,506,000	Mexico Government International Bond, 6.05%, 1/11/40	3,102,110

		16,768,363

Nigeria — 0.36%
29,011,000(b)	Nigeria Government Bond, 16.39%, 1/27/22	236,226
390,000	Nigeria Government International Bond, 6.75%, 1/28/21	451,573

		687,799

Panama — 1.86%
2,660,000	Panama Government International Bond, 6.70%, 1/26/36	3,530,669

Peru — 0.26%
1,013,000(b)	Peruvian Government International Bond, 7.84%, 8/12/20	492,664

Philippines — 1.89%
10,000,000(b)	Philippine Government International Bond, 3.90%, 11/26/22	265,254
1,280,000	Philippine Government International Bond, 6.38%, 10/23/34	1,679,953
1,132,000	Philippine Government International Bond, 7.75%, 1/14/31	1,639,820

		3,585,027

Poland — 8.43%
4,950,000(b)	Poland Government Bond, 3.75%, 4/25/18	1,542,415
17,256,000(b)	Poland Government Bond, 4.00%, 10/25/23	5,326,184
190,000(b)	Poland Government Bond, 4.75%, 10/25/16	61,129
7,500,000(b)	Poland Government Bond, 4.75%, 4/25/17	2,424,106
1,614,000(b)	Poland Government Bond, 5.00%, 4/25/16	520,316
890,000(b)	Poland Government Bond, 5.25%, 10/25/17	294,453
440,000(b)	Poland Government Bond, 5.50%, 4/25/15	141,308
1,830,000(b)	Poland Government Bond, 5.50%, 10/25/19	624,788
5,422,000(b)	Poland Government Bond, 5.75%, 10/25/21	1,896,326
1,985,000	Poland Government International Bond, 3.00%, 3/17/23	1,925,450
1,100,000	Poland Government International Bond, 5.00%, 3/23/22	1,260,203

		16,016,678

13

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

March 31, 2013 (Unaudited)

Principal Amount		Value
Romania — 0.44%
660,000(b)	Romania Government Bond, 5.85%, 4/26/23	$193,697
2,170,000(b)	Romania Government Bond, 5.90%, 7/26/17	637,997

		831,694

Russia — 5.15%
26,020,000(b)	Russian Federal Bond - OFZ, 7.00%, 1/25/23	835,408
680,000(b)	Russian Federal Bond - OFZ, 7.05%, 1/19/28	21,419
71,060,000(b)	Russian Federal Bond - OFZ, 7.40%, 4/19/17	2,381,517
106,000,000(b)	Russian Federal Bond - OFZ, 7.50%, 3/15/18	3,590,004
28,510,000(b)	Russian Federal Bond - OFZ, 7.60%, 7/20/22	959,372
12,057,000(b)	Russian Federal Bond - OFZ, 8.15%, 2/3/27	418,177
$ 1,270,378	Russian Foreign Bond - Eurobond, 7.50%, 3/31/30(d)	1,568,916

		9,774,813

Serbia — 1.02%
350,000	Republic of Serbia, 5.25%, 11/21/17	360,447
1,416,000	Republic of Serbia, 7.25%, 9/28/21	1,570,562

		1,931,009

Slovenia — 0.40%
700,000(c)	Slovenia Government Bond, 4.63%, 9/9/24	753,079

South Africa — 3.19%
10,970,000(b)	South Africa Government Bond, 6.25%, 3/31/36	955,761
420,000(b)	South Africa Government Bond, 7.00%, 2/28/31	41,647
3,142,500(b)	South Africa Government Bond, 7.25%, 1/15/20	357,882
9,390,000(b)	South Africa Government Bond, 8.00%, 12/21/18	1,111,021
26,088,693(b)	South Africa Government Bond, 10.50%, 12/21/26	3,595,276
2,684(b)	South Africa Government Bond, 13.50%, 9/15/15	344

		6,061,931

Sri Lanka — 0.67%
1,240,000	Sri Lanka Government International Bond, 5.88%, 7/25/22	1,282,882

Tanzania — 0.97%
1,740,000	Tanzania Government International Bond, 6.45%, 3/8/20(e)	1,840,050

Thailand — 2.04%
4,500,000(b)	Thailand Government Bond, 1.20%, 7/14/21(f)	165,646
7,600,000(b)	Thailand Government Bond, 1.25%, 3/12/28(f)	265,417
14,430,000(b)	Thailand Government Bond, 3.13%, 12/11/15	496,417
12,028,000(b)	Thailand Government Bond, 3.45%, 3/8/19	415,130
30,691,000(b)	Thailand Government Bond, 3.63%, 6/16/23	1,060,335
28,210,000(b)	Thailand Government Bond, 3.65%, 12/17/21	981,710
13,785,000(b)	Thailand Government Bond, 3.88%, 6/13/19	487,500

14

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

March 31, 2013 (Unaudited)

Principal Amount		Value
41,000(b)	Thailand Government Bond, 5.25%, 5/12/14	$1,439

		3,873,594

Turkey — 8.78%
3,736,000(b)	Turkey Government Bond, 7.10%, 3/8/23	2,074,241
4,320,000(b)	Turkey Government Bond, 8.50%, 9/14/22	2,632,399
3,290,000(b)	Turkey Government Bond, 9.00%, 3/8/17	1,976,496
3,640,000(b)	Turkey Government Bond, 9.50%, 1/12/22	2,340,315
$ 2,050,000	Turkey Government International Bond, 6.88%, 3/17/36	2,535,326
920,000	Turkey Government International Bond, 7.38%, 2/5/25	1,178,242
3,298,000	Turkey Government International Bond, 7.50%, 7/14/17	3,936,154

		16,673,173

Ukraine — 2.93%
2,220,000	Ukraine Government International Bond, 7.80%, 11/28/22	2,247,750
3,086,000	Ukraine Government International Bond, 9.25%, 7/24/17	3,325,165

		5,572,915

United Arab Emirates — 0.16%
320,000	Emirate of Dubai Government International Bonds, 5.25%, 1/30/43	308,800

Total Foreign Government Bonds (Cost $121,410,160)		121,473,210

Shares
Investment Company — 25.89%
49,152,790	JPMorgan 100% US Treasury Securities Money Market Fund	$49,152,790

Total Investment Company (Cost $49,152,790)		49,152,790

Total Investments (Cost $182,814,049)(g) — 96.20%		$182,666,315

Other assets in excess of liabilities — 3.80%		7,212,686

NET ASSETS — 100.00%		$189,879,001

(a)	Principal amount denoted in Indonesian Rupiah.
(b)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(c)	Principal amount denoted in Euros.
(d)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

15

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

March 31, 2013 (Unaudited)

(e)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on March 31, 2013.
(f)	Inflation protected security. Principal amount reflects original security face amount.
(g)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Foreign currency exchange contracts as of March 31, 2013:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
BRL	788,400	USD	400,000	Citibank, N.A.	4/2/13	$ (9,795)
BRL	1,350,820	USD	680,000	Citibank, N.A.	4/2/13	(11,436)
BRL	1,010,061	USD	512,331	Citibank, N.A.	4/2/13	(12,419)
BRL	4,157,994	USD	2,107,982	Citibank, N.A.	4/2/13	(50,056)
BRL	4,157,994	USD	2,108,516	Citibank, N.A.	4/2/13	(50,591)
BRL	4,157,994	USD	2,109,051	Citibank, N.A.	4/2/13	(51,126)
BRL	4,157,994	USD	2,109,479	Citibank, N.A.	4/2/13	(51,554)
BRL	4,157,994	USD	2,110,121	Citibank, N.A.	4/2/13	(52,196)
PLN	1,433,488	USD	440,260	Citibank, N.A.	4/2/13	(135)
USD	3,382,866	BRL	6,808,017	Citibank, N.A.	4/2/13	13,358
USD	2,115,868	BRL	4,255,010	Citibank, N.A.	4/2/13	9,926
USD	2,113,241	BRL	4,255,011	Citibank, N.A.	4/2/13	7,299
USD	2,112,716	BRL	4,255,010	Citibank, N.A.	4/2/13	6,774
USD	2,167,388	BRL	4,366,203	Citibank, N.A.	4/2/13	6,413
CLP	928,792,514	USD	1,959,809	Citibank, N.A.	4/24/13	2,231
CNY	14,385,900	USD	2,294,768	Citibank, N.A.	4/24/13	(3,182)
COP	622,880,000	USD	340,000	Citibank, N.A.	4/24/13	372
COP	5,173,070,405	USD	2,849,784	Citibank, N.A.	4/24/13	(22,970)
COP	5,173,070,405	USD	2,852,141	Citibank, N.A.	4/24/13	(25,326)
EUR	690,000	USD	892,861	Citibank, N.A.	4/24/13	(8,228)
EUR	1,370,000	USD	1,769,307	Citibank, N.A.	4/24/13	(12,863)
EUR	3,380,000	USD	4,349,671	Citibank, N.A.	4/24/13	(16,255)
IDR	16,497,715,274	USD	1,690,166	Citibank, N.A.	4/24/13	(1,812)
KRW	1,539,020,400	USD	1,379,360	Citibank, N.A.	4/24/13	485
MXN	26,669,147	USD	2,135,924	Citibank, N.A.	4/24/13	17,728
MXN	19,910,502	USD	1,592,815	Citibank, N.A.	4/24/13	15,047
MXN	19,910,503	USD	1,593,924	Citibank, N.A.	4/24/13	13,937
MXN	19,908,742	USD	1,593,975	Citibank, N.A.	4/24/13	13,745
MXN	8,450,632	USD	680,000	Citibank, N.A.	4/24/13	2,426
MXN	4,334,400	USD	350,000	Citibank, N.A.	4/24/13	22
MYR	6,014,819	USD	1,922,466	Citibank, N.A.	4/24/13	22,041
MYR	4,477,639	USD	1,431,699	Citibank, N.A.	4/24/13	15,859
MYR	4,424,221	USD	1,414,755	Citibank, N.A.	4/24/13	15,534
MYR	1,059,780	USD	340,000	Citibank, N.A.	4/24/13	2,612
MYR	1,179,140	USD	380,000	Citibank, N.A.	4/24/13	1,200
PEN	1,421,750	USD	550,000	Citibank, N.A.	4/24/13	(1,539)
PHP	14,896,800	USD	366,015	Citibank, N.A.	4/24/13	(1,055)
PLN	653,200	USD	200,000	Citibank, N.A.	4/24/13	106
PLN	1,113,713	USD	346,099	Citibank, N.A.	4/24/13	(4,916)
RUB	5,654,064	USD	182,095	Citibank, N.A.	4/24/13	(1,142)
RUB	4,669,026	USD	150,747	Citibank, N.A.	4/24/13	(1,320)

16

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

March 31, 2013 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
RUB	17,015,607	USD	548,475	Citibank, N.A.	4/24/13	$(3,906)
TRY	1,278,760	USD	700,000	Citibank, N.A.	4/24/13	4,383
TRY	546,750	USD	300,000	Citibank, N.A.	4/24/13	1,168
TRY	103,624	USD	56,661	Citibank, N.A.	4/24/13	419
USD	2,717,889	EUR	2,100,000	Citibank, N.A.	4/24/13	25,530
USD	1,610,065	PLN	5,190,125	Citibank, N.A.	4/24/13	20,084
USD	910,186	EUR	700,000	Citibank, N.A.	4/24/13	12,733
USD	1,035,974	EUR	800,000	Citibank, N.A.	4/24/13	10,313
USD	531,201	CZK	10,496,790	Citibank, N.A.	4/24/13	9,076
USD	1,279,687	HUF	303,363,953	Citibank, N.A.	4/24/13	6,246
USD	890,619	EUR	690,000	Citibank, N.A.	4/24/13	5,987
USD	943,938	PLN	3,066,854	Citibank, N.A.	4/24/13	4,415
USD	1,276,569	HUF	303,363,954	Citibank, N.A.	4/24/13	3,128
USD	1,276,516	HUF	303,363,953	Citibank, N.A.	4/24/13	3,075
USD	279,208	ROL	958,101	Citibank, N.A.	4/24/13	2,083
USD	1,035,000	MXN	12,794,359	Citibank, N.A.	4/24/13	1,799
USD	700,000	RUB	21,823,200	Citibank, N.A.	4/24/13	1,568
USD	670,000	THB	19,608,890	Citibank, N.A.	4/24/13	1,552
USD	690,000	THB	20,196,300	Citibank, N.A.	4/24/13	1,528
USD	886,144	EUR	690,000	Citibank, N.A.	4/24/13	1,511
USD	885,592	EUR	690,000	Citibank, N.A.	4/24/13	959
USD	350,000	MXN	4,323,025	Citibank, N.A.	4/24/13	897
USD	210,730	THB	6,162,809	Citibank, N.A.	4/24/13	646
USD	350,000	MXN	4,326,525	Citibank, N.A.	4/24/13	614
USD	690,000	ZAR	6,362,835	Citibank, N.A.	4/24/13	554
USD	439,451	PLN	1,433,488	Citibank, N.A.	4/24/13	305
USD	63,333	RUB	1,972,242	Citibank, N.A.	4/24/13	213
USD	17,679	RUB	548,475	Citibank, N.A.	4/24/13	126
USD	185,984	TRY	337,468	Citibank, N.A.	4/24/13	96
USD	16,536	PLN	53,775	Citibank, N.A.	4/24/13	62
USD	1,768,954	EUR	1,380,000	Citibank, N.A.	4/24/13	—
USD	1,653,587	EUR	1,290,000	Citibank, N.A.	4/24/13	—
USD	702,770	RUB	21,925,018	Citibank, N.A.	4/24/13	—
USD	350,000	THB	10,279,850	Citibank, N.A.	4/24/13	(430)
USD	306,302	ZAR	2,836,782	Citibank, N.A.	4/24/13	(1,078)
USD	194,185	ZAR	1,803,819	Citibank, N.A.	4/24/13	(1,268)
USD	673,000	PEN	1,748,790	Citibank, N.A.	4/24/13	(1,622)
USD	350,000	ILS	1,283,275	Citibank, N.A.	4/24/13	(2,425)
USD	340,000	ILS	1,251,540	Citibank, N.A.	4/24/13	(3,709)
USD	441,225	ZAR	4,107,833	Citibank, N.A.	4/24/13	(3,880)
USD	1,856,807	TRY	3,400,000	Citibank, N.A.	4/24/13	(16,023)
USD	1,350,691	ILS	4,982,265	Citibank, N.A.	4/24/13	(17,584)
ZAR	19,690,406	USD	2,117,980	Citibank, N.A.	4/24/13	15,576
ZAR	19,690,406	USD	2,118,501	Citibank, N.A.	4/24/13	15,055
ZAR	6,517,140	USD	700,000	Citibank, N.A.	4/24/13	6,165
ZAR	3,726,920	USD	400,000	Citibank, N.A.	4/24/13	3,831
CNY	4,107,805	USD	650,000	Citibank, N.A.	4/25/13	4,338

17

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

March 31, 2013 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
CNY	3,412,800	USD	540,000	Citibank, N.A.	4/25/13	$3,630
CNY	3,453,450	USD	549,125	Citibank, N.A.	4/25/13	979
INR	100,913,049	USD	1,841,311	Citibank, N.A.	4/25/13	(2,888)
INR	99,296,240	USD	1,812,306	Citibank, N.A.	4/25/13	(3,338)
INR	100,913,049	USD	1,842,151	Citibank, N.A.	4/25/13	(3,728)
INR	100,913,049	USD	1,842,488	Citibank, N.A.	4/25/13	(4,064)
INR	100,913,049	USD	1,842,488	Citibank, N.A.	4/25/13	(4,064)
INR	100,913,049	USD	1,842,992	Citibank, N.A.	4/25/13	(4,569)
INR	100,913,049	USD	1,844,846	Citibank, N.A.	4/25/13	(6,422)
BRL	4,366,203	USD	2,159,936	Citibank, N.A.	5/3/13	(6,312)
BRL	4,255,010	USD	2,105,503	Citibank, N.A.	5/3/13	(6,724)
BRL	4,255,011	USD	2,105,920	Citibank, N.A.	5/3/13	(7,141)
BRL	4,255,010	USD	2,108,528	Citibank, N.A.	5/3/13	(9,750)
BRL	6,808,017	USD	3,371,390	Citibank, N.A.	5/3/13	(13,344)
CNY	12,924,298	USD	2,016,114	Citibank, N.A.	7/25/13	40,654
CNY	3,595,200	USD	560,000	Citibank, N.A.	7/25/13	12,139
CNY	2,630,560	USD	410,000	Citibank, N.A.	7/25/13	8,626
CNY	9,159,310	USD	1,460,000	Citibank, N.A.	7/25/13	(2,391)

Total						$(117,398)

Interest rate swaps as of March 31, 2013:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation/ (Depreciation)
9.11%	BRL-CDI	BNP Paribas SA	1/2/17	BRL	6,354	$(57,038)
5.16%	CLP-ICP-CAMARA	Morgan Stanley Capital Services, Inc.	12/17/14	CLP	634,243	(69)
7.71%	INR-MIBOR-OIS-COMPOUND	JPMorgan Chase Bank, N.A.	3/30/14	INR	390,000	(1,916)
2.61%	KRW-CD-KSDA- Bloomberg	Deutsche Bank AG	3/29/18	KRW	1,881,500	—
4.34%	MXN-TIIE-Banxico	Deutsche Bank AG	3/23/15	MXN	25,100	(1,789)
4.83%	MXN-TIIE-Banxico	Citigroup Global Markets, Inc.	2/9/15	MXN	44,660	286
4.80%	MXN-TIIE-Banxico	JPMorgan Chase Bank, N.A.	9/1/22	MXN	7,130	(24,767)

Total						$(85,293)

18

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

March 31, 2013 (Unaudited)

Total return swaps as of March 31, 2013:

Fixed Rate	Reference Entity	Counterparty	Expiration Date	Notional Amount (000)		Value
7.00%	Indonesia Treasury Bond	Deutsche Bank AG	5/15/27	IDR	4,680,000	$513,009
9.50%	Indonesia Treasury Bond	Citibank, N.A.	7/15/31	IDR	1,161,000	160,172
11.50%	Indonesia Treasury Bond	Citigroup Global Markets, Inc.	9/15/19	IDR	793,000	109,278
12.80%	Indonesia Treasury Bond	Citigroup Global Markets, Inc.	6/15/21	IDR	725,000	113,383
7.35%	Russian Federal Bond - OFZ	Citibank, N.A.	1/20/16	RUB	10,780	363,197

Total (Cost $1,251,907)						$1,259,039

Abbreviations used are defined below:

BRL - Brazilian Real

BRL-CDI - Brazil Cetip Interbank Deposit Rate

CD - Certificate of Deposit

CLP - Chilean Peso

CLP-ICP-CAMARA - Indice Camara Promedia Rate for Chilean Pesos

CNY - Chinese Yuan

COP - Colombian Peso

CZK - Czech Koruna

EUR - Euro

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli New Shekel

INR - Indian Rupee

INR-MIBOR-OIS-COMPOUND - Mumbai Interbank Offered Rate - Overnight Index Swap

KRW - South Korean Won

KSDA - Korean Security Dealers Association

MXN - Mexican Peso

MXN-TIIE-Banxico - Mexican Interbank Equilibrium Interest Rate

MYR - Malaysian Ringgit

PEN - Peruvian Neuevo Sol

PHP - Philippine Peso

PLN - Polish Zloty

ROL - Romanian Leu

RUB - Russian Ruble

THB - Thai Baht

TRY - Turkish Lira

USD - United States Dollar

ZAR - South African Rand

19

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

March 31, 2013 (Unaudited)

Portfolio Diversification (Unaudited)
Industries	Percentage of Net Assets
Foreign Government Bonds	66.73%
Energy	2.93%
Financials	0.65%
Other*	29.69%

100.00%

*	Includes cash, futures, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, interest rate swaps, total return swaps, foreign currency exchange contracts and accrued expenses payable.

See notes to financial statements.

20

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Corporate Bond Fund

March 31, 2013 (Unaudited)

Principal Amount		Value
Corporate Bonds — 95.48%
Azerbaijan — 1.08%
$ 200,000	State Oil Co. of the Azerbaijan Republic, 4.75%, 3/13/23	$197,000

Brazil — 7.00%
78,000	Banco BMG SA, 9.15%, 1/15/16	80,535
200,000	Centrais Eletricas Brasileiras SA, 5.75%, 10/27/21	213,250
100,000	Cosan Overseas Ltd., 8.25%, 11/29/49	109,250
200,000	Itau Unibanco Holding SA/Cayman Island, 5.13%, 5/13/23	202,735
450,000	OGX Austria GmbH, 8.50%, 6/1/18	348,544
300,000	Telemar Norte Leste SA, 5.50%, 10/23/20	315,750

		1,270,064

British Virgin Islands — 5.80%
200,000	Bestgain Real Estate Ltd., 2.63%, 3/13/18	196,253
200,000	FPC Finance Ltd., 6.00%, 6/28/19	217,500
200,000	Franshion Development Ltd., 6.75%, 4/15/21	216,000
200,000	LS Finance 2022 Ltd., 4.25%, 10/16/22	201,600
200,000	PCCW Capital No. 4 Ltd., 5.75%, 4/17/22	221,633

		1,052,986

Canada — 1.11%
200,000	Pacific Rubiales Energy Corp., 5.13%, 3/28/23	201,800

Cayman Islands — 17.03%
200,000	China Overseas Finance Cayman V Ltd., 3.95%, 11/15/22	198,154
200,000	Country Garden Holdings Co. Ltd., 7.50%, 1/10/23	205,000
200,000	Country Garden Holdings Co. Ltd., 11.13%, 2/23/18	230,260
200,000	Greentown China Holdings Ltd., 8.50%, 2/4/18	204,808
190,000	Hutchison Whampoa International 10 Ltd., 6.00%, 12/29/49(a)	202,350
135,000	Hutchison Whampoa International 12 Ltd., 6.00%, 5/29/49(a)	144,646
200,000	Industrial Senior Trust, 5.50%, 11/1/22	198,509
200,000	Longfor Properties Co. Ltd., 6.75%, 1/29/23	198,500
200,000	Longfor Properties Co. Ltd., 6.88%, 10/18/19	212,500
200,000	MAF Global Securities Ltd., 5.25%, 7/5/19	215,760
200,000	MCE Finance Ltd., 5.00%, 2/15/21	201,500
400,000	Odebrecht Finance Ltd., 7.13%, 6/26/42	453,786
200,000	Sable International Finance Ltd., 8.75%, 2/1/20	226,000
200,000	Sunac China Holdings Ltd., 9.38%, 4/5/18	199,750

		3,091,523

Chile — 5.56%
200,000	AES Gener SA, 5.25%, 8/15/21	223,750
200,000	Cencosud SA, 4.88%, 1/20/23	202,646
150,000	Cencosud SA, 5.50%, 1/20/21	160,282
200,000	Corpbanca SA, 3.13%, 1/15/18	197,030

21

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Corporate Bond Fund (cont.)

March 31, 2013 (Unaudited)

Principal Amount		Value
$ 200,000	E.CL SA, 5.63%, 1/15/21	$225,020

		1,008,728

Columbia — 2.31%
87,000	Bancolombia SA, 5.13%, 9/11/22	87,217
300,000	Empresa de Energia de Bogota SA, 6.13%, 11/10/21	331,516

		418,733

Guernsey — 1.19%
200,000	Doric Nimrod Air Finance Alpha Ltd. 2012-1, Class A Pass Through Trust, 5.13%, 11/30/24	216,500

India — 1.77%
100,000	ICICI Bank Ltd., 5.75%, 11/16/20	110,100
200,000	ICICI Bank Ltd./Dubai, 4.70%, 2/21/18	211,567

		321,667

Indonesia — 1.66%
300,000	Berau Coal Energy Tbk PT, 7.25%, 3/13/17	302,250

Ireland — 1.10%
200,000	OJSC Novolipetsk Steel via Steel Funding Ltd., 4.45%, 2/19/18	199,500

Israel — 2.49%
200,000	Israel Electric Corp. Ltd., 6.70%, 2/10/17	223,000
200,000	Israel Electric Corp. Ltd., 7.25%, 1/15/19	230,000

		453,000

Jersey Channel Island — 1.12%
200,000	Vedanta Resources Jersey Ltd., 5.50%, 7/13/16	203,500

Luxembourg — 7.18%
200,000	Altice Financing SA, 7.88%, 12/15/19	217,500
300,000	Gazprom OAO Via Gaz Capital SA, 4.95%, 2/6/28	295,500
200,000	VTB Bank OJSC Via VTB Capital SA, 6.00%, 4/12/17	214,000
300,000	VTB Bank OJSC Via VTB Capital SA, 6.95%, 10/17/22	315,750
200,000(b)	Wind Acquisition Holdings Finance SA, 12.25% cash or payment-in-kind interest, 7/15/17(c)	260,857

		1,303,607

Mexico — 7.93%
2,060,000(b)	America Movil SAB de CV, 6.45%, 12/5/22	175,835
500,000	BBVA Bancomer SA/Texas, 6.75%, 9/30/22	571,451
200,000	Grupo Posadas SAB de CV, 7.88%, 11/30/17	213,500
300,000	Sigma Alimentos SA de CV, 5.63%, 4/14/18	340,216

22

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Corporate Bond Fund (cont.)

March 31, 2013 (Unaudited)

Principal Amount		Value
$ 225,000	Urbi Desarrollos Urbanos SAB de CV, 9.75%, 2/3/22	$138,375

		1,439,377

Netherlands — 6.20%
200,000	Bharti Airtel International Netherlands BV, 5.13%, 3/11/23	200,800
100,000	Indosat Palapa Co. BV, 7.38%, 7/29/20	111,375
200,000	Listrindo Capital BV, 6.95%, 2/21/19	219,686
200,000	Marfrig Holding Europe BV, 9.88%, 7/24/17	198,130
200,000	OSX 3 Leasing BV, 9.25%, 3/20/15(d)	197,092
200,000	VimpelCom Holdings BV, 5.95%, 2/13/23	199,000

		1,126,083

Peru — 1.95%
136,000	Banco de Credito del Peru/Panama, 6.88%, 9/16/26(a)	154,183
200,000	Gas Natural de Lima y Callao SA, 4.38%, 4/1/23	199,860

		354,043

Philippines — 1.73%
100,000	Energy Development Corp., 6.50%, 1/20/21	112,500
200,000	SM Investments Corp., 4.25%, 10/17/19	201,000

		313,500

Qatar — 1.47%
239,250	Ras Laffan Liquefied Natural Gas Co. Ltd. II, 5.30%, 9/30/20	266,166

Saudi Arabia — 1.18%
200,000	Saudi Electricity Global Sukuk Co., 4.21%, 4/3/22	214,000

Singapore — 1.59%
100,000	Bumi Investment Pte Ltd., 10.75%, 10/6/17	84,250
200,000	Oversea-Chinese Banking Corp. Ltd., 3.15%, 3/11/23(a)	203,784

		288,034

Spain — 1.27%
200,000	Cemex Espana Luxembourg, 9.88%, 4/30/19	229,728

Sweden — 2.43%
200,000	Eileme 2 AB, 11.63%, 1/31/20	234,000
200,000	PKO Finance AB, 4.63%, 9/26/22	207,000

		441,000

Turkey — 5.51%
350,000(b)	Turkiye Garanti Bankasi AS, 7.38%, 3/7/18	188,565
200,000	Turkiye Halk Bankasi AS, 3.88%, 2/5/20	196,000
200,000	Turkiye Halk Bankasi AS, 4.88%, 7/19/17	210,000

23

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Corporate Bond Fund (cont.)

March 31, 2013 (Unaudited)

Principal Amount		Value
$ 200,000	Turkiye Is Bankasi, 6.00%, 10/24/22	$209,000
200,000	Yapi ve Kredi Bankasi AS, 5.50%, 12/6/22	197,500

		1,001,065

United Arab Emirates — 3.53%
350,000	DP World Ltd., 6.85%, 7/2/37	397,950
200,000	Dubai Electricity & Water Authority, 7.38%, 10/21/20	242,998

		640,948

United States — 1.74%
40,000	Cemex Finance LLC, 9.38%, 10/12/22	46,487
225,000	Southern Copper Corp., 7.50%, 7/27/35	269,954

		316,441

Venezuela — 2.55%
290,000	Petroleos de Venezuela SA, 4.90%, 10/28/14	278,602
200,000	Petroleos de Venezuela SA, 5.00%, 10/28/15	184,719

		463,321

Total Corporate Bonds		17,334,564

(Cost $17,021,747)

Shares
Investment Company — 7.27%
1,319,780	JPMorgan 100% US Treasury Securities Money Market Fund	$1,319,780

Total Investment Company		1,319,780

(Cost $1,319,780)
Total Investments		$18,654,344
(Cost 18,341,527)(e) — 102.75%
Liabilities in excess of other assets — (2.75)%		(500,035)

NET ASSETS — 100.00%		$18,154,309

(a)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on March 31, 2013.
(b)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(c)	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer.
(d)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(e)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

24

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Corporate Bond Fund (cont.)

March 31, 2013 (Unaudited)

Foreign currency exchange contracts as of March 31, 2013:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
USD	258,661	EUR	200,000	Citibank, N.A.	4/24/13	$2,246
USD	93,834	TRY	171,000	Citibank, N.A.	4/24/13	(359)
USD	95,422	TRY	174,000	Citibank, N.A.	4/24/13	(423)
USD	178,277	MXN	2,213,000	Citibank, N.A.	4/24/13	(432)

Total						$1,032

Credit default swaps as of March 31, 2013:

Fixed Rate	Issuer	Counterparty	Expiration Date	Buy/Sell	Notional Amount (000)		Value
1.00%	Brazilian Government International Bond	Merrill Lynch & Co., Inc.	3/20/18	Buy	USD	200	$3,209
1.00%	Russian Foreign Bond - Eurobond	JPMorgan Chase Bank, N.A.	6/20/18	Buy	USD	119	3,613
1.00%	Russian Foreign Bond - Eurobond	JPMorgan Chase Bank, N.A.	6/20/18	Buy	USD	81	2,460

Total (Premiums received $6,933)							$9,282

Abbreviations used are defined below:

EUR - Euro

MXN - Mexican Peso

TRY - Turkish Lira

USD - United States Dollar

25

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Corporate Bond Fund (cont.)

March 31, 2013 (Unaudited)

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Financials	35.23%
Utilities	13.41%
Telecom Services	11.91%
Energy	11.89%
Consumer Staples	8.96%
Industrials	5.87%
Consumer Discretionary	4.50%
Materials	3.71%
Other*	4.52%

100.00%

*	Includes cash, futures, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, credit default swaps, foreign currency exchange contracts and accrued expenses payable.

See notes to financial statements.

26

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund

March 31, 2013 (Unaudited)

Principal Amount		Value
Bank Loans — 10.68%
Denmark — 1.03%
250,000(a)	ISS Holdings LLC Term Loan, 5.61%, 6/30/15(b)	$319,541

Italy — 0.23%
250,000(a)	Seat Pagine Term Loan, 0.00%, 6/28/16	69,701

United States — 9.42%
$ 160,000	Ardent Medical Services, Inc. 2nd Lien, 11.00%, 1/2/19	163,200
100,000	BJ’s Wholesale Club, Inc. Term Loan 2nd Lien, 9.75%, 3/29/19	103,292
378,853	Clear Channel Communications, Inc. Term Loan, 3.85%, 1/29/16(b)	335,569
149,250	Formula One, 6.00%, 4/29/19	151,489
310,000	H.J. Heinz Co. Term Loan, 0.00%, 3/27/19	308,450
160,000	H.J. Heinz Co. Term Loan, 0.00%, 3/27/20	159,600
300,000	Integra Telcom, Inc. Term Loan 1st Lien, 6.00%, 2/22/19	303,798
200,000(a)	Prosieben Media AG, 5.29%, 6/2/16(b)	250,602
297,623	Protection One Term Loan, 5.75%, 6/4/16	296,858
350,000	Sensus USA, Inc., 0.00%, 5/9/17	350,087
494,356	US Telepacific Holdings Corp. Term Loan, 5.75%, 2/23/17	492,092

		2,915,037

Total Bank Loans		3,304,279

(Cost $3,260,859)

Corporate Bonds — 79.10%
Australia — 0.31%
100,000	TFS Corp. Ltd., 11.00%, 7/15/18(c)	94,500

Barbados — 2.21%
610,000	Columbus International, Inc., 11.50%, 11/20/14	682,437

Bermuda — 1.02%
300,000	Digicel Ltd., 8.25%, 9/1/17(c)	316,500

Canada — 1.45%
140,000(d)	Great Canadian Gaming Corp., 6.63%, 7/25/22(c)	144,362
280,000	Mood Media Corp., 9.25%, 10/15/20(c)	305,200

		449,562

Cayman Islands — 1.72%
240,000	Sable International Finance Ltd., 7.75%, 2/15/17(c)	255,000
200,000(a)	UPCB Finance Ltd., 7.63%, 1/15/20	277,521

		532,521

27

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund (cont.)

March 31, 2013 (Unaudited)

Principal Amount		Value
Croatia (Hrvatska) — 0.94%
209,000(a)	Agrokor DD, 10.00%, 12/7/16	$290,487

Denmark — 0.91%
$ 260,000	Welltec A/S, 8.00%, 2/1/19(c)	282,896

Finland — 0.51%
100,000(a)	Nokia OYJ, 5.00%, 10/26/17	159,078

Germany — 2.17%
100,000(a)	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.50%, 9/15/22	126,904
100,000(a)	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.75%, 1/15/23	129,467
88,807(a)	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 8.13%, 12/1/17	122,091
200,000(a)	Unitymedia KabelBW GmbH, 9.50%, 3/15/21	292,263

		670,725

Guernsey — 0.52%
100,000(e)	Elli Investments Ltd., 12.25%, 6/15/20	160,303

Jersey Channel Island — 0.55%
110,000(e)	Aston Martin Capital Ltd., 9.25%, 7/15/18	169,647

Luxembourg — 12.96%
150,000	Aguila 3 SA, 7.88%, 1/31/18(c)	161,250
200,000	Albea Beauty Holdings SA, 8.38%, 11/1/19(c)	213,000
200,000	Altice Financing SA, 7.88%, 12/15/19(c)	217,500
280,000	Altice Finco SA, 9.88%, 12/15/20(c)	312,200
197,000	Intelsat Jackson Holdings SA, 7.50%, 4/1/21	219,163
100,000	Intelsat Luxembourg SA, 8.13%, 6/1/23(c)	101,125
475,000	Intelsat Luxembourg SA, 11.25%, 2/4/17	505,875
160,000	Intelsat Luxembourg SA, 11.50%, 2/4/17	169,800
180,000(f)	Matterhorn Mobile SA, 5.40%, 5/15/19(b)	192,458
240,000(f)	Mobile Challenger Intermediate Group SA, 8.75% cash or 9.50% payment-in-kind interest, 3/15/19(g)	253,450
100,000(a)	Numericable Finance & Co. SCA, 8.07%, 10/15/18(b)	132,031
130,000(a)	Numericable Finance & Co. SCA, 12.38%, 2/15/19	196,636
110,000(a)	Ontex IV SA, 9.00%, 4/15/19	146,644
231,491(a)	Oxea Finance & Cy SCA, 9.63%, 7/15/17	322,554
60,000(a)	Sunrise Communications Holdings SA, 8.50%, 12/31/18	82,680
150,000(f)	Sunrise Communications International SA, 5.63%, 12/31/17	161,171
390,000(a)	Wind Acquisition Finance SA, 7.38%, 2/15/18	512,421
106,125	Wind Acquisition Holdings Finance SA, 12.25% cash or payment-in-kind interest, 7/15/17(c)(g)	110,105

		4,010,063

28

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund (cont.)

March 31, 2013 (Unaudited)

Principal Amount		Value
Netherlands — 1.13%
90,000(a)	Magyar Telecom BV, 9.50%, 12/15/16	$54,511
100,000(a)	Stork Technical Services Holdings BV, 11.00%, 8/15/17	137,799
150,000(f)	UPC Holding BV, 6.75%, 3/15/23	158,406

		350,716

Spain — 0.94%
230,000(a)	Inaer Aviation Finance Ltd., 9.50%, 8/1/17	291,878

Sweden — 0.74%
172,000(a)	TVN Finance Corp. III AB, 7.88%, 11/15/18	229,298

United Kingdom — 8.90%
$ 320,000	CEVA Group Plc, 8.38%, 12/1/17(c)	331,200
250,000	CEVA Group Plc, 11.50%, 4/1/18(c)	227,500
200,000(e)	Elli Finance UK Plc, 8.75%, 6/15/19	330,482
60,000(e)	LBG Capital No. 1 Plc, 11.04%, 3/19/20	104,843
100,000(e)	Moto Finance Plc, 10.25%, 3/15/17	152,705
430,000(e)	MU Finance Plc, 8.75%, 2/1/17	706,453
150,000(e)	Priory Group No. 3 Plc, 7.00%, 2/15/18	234,186
100,000(e)	Priory Group No. 3 Plc, 8.88%, 2/15/19	155,364
150,000(e)	Virgin Media Finance Plc, 5.13%, 2/15/22	229,433
200,000	Virgin Media Finance Plc, 5.25%, 2/15/22	203,103
50,000(e)	Virgin Media Secured Finance Plc, 7.00%, 1/15/18	80,721

		2,755,990

United States — 42.12%
150,000	Ameristar Casinos, Inc., 7.50%, 4/15/21	164,437
80,000	ARAMARK Corp., 5.75%, 3/15/20(c)	81,800
392,000	BakerCorp International, Inc., 8.25%, 6/1/19	403,760
100,000(a)	Belden, Inc., 5.50%, 4/15/23	127,198
561,000	BI-LO LLC/BI-LO Finance Corp., 9.25%, 2/15/19(c)	605,880
90,000	Burger King Corp., 9.88%, 10/15/18	103,388
40,000	CBRE Services, Inc., 5.00%, 3/15/23	40,450
310,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, 2/15/23	300,700
160,000	CCO Holdings LLC/CCO Holdings Capital Corp., 7.88%, 4/30/18	170,200
237,000	CDR DB Sub, Inc., 7.75%, 10/15/20(c)	243,518
140,000	Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.25%, 3/15/21(c)	139,125
230,000	Cequel Communications Holdings I LLC/Cequel Capital Corp., 6.38%, 9/15/20(c)	238,625
813,000	Cequel Communications Holdings I LLC/Cequel Capital Corp., 8.63%, 11/15/17(c)	868,894
120,000	Chaparral Energy, Inc., 7.63%, 11/15/22	131,100
10,000	Chaparral Energy, Inc., 7.63%, 11/15/22(c)	10,825
90,000	Chaparral Energy, Inc., 9.88%, 10/1/20	103,950

29

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund (cont.)

March 31, 2013 (Unaudited)

Principal Amount		Value
$ 250,000	Chesapeake Energy Corp., 5.38%, 6/15/21	$250,937
110,000	DJO Finance LLC/DJO Finance Corp., 8.75%, 3/15/18	122,650
359,000	Emergency Medical Services Corp., 8.13%, 6/1/19	394,003
380,000	Epicor Software Corp., 8.63%, 5/1/19	411,350
250,000	GCI, Inc., 6.75%, 6/1/21	234,375
160,000	Geo Group, Inc. (The), 5.13%, 4/1/23(c)	161,600
160,000	Goodyear Tire & Rubber Co. (The), 6.50%, 3/1/21	165,000
240,000	Griffey Intermediate, Inc./Griffey Finance Sub LLC, 7.00%, 10/15/20(c)	244,800
70,000	HCA Holdings, Inc., 6.25%, 2/15/21	74,637
280,000	HCA, Inc., 6.50%, 2/15/20	315,875
100,000	Infor US, Inc., 9.38%, 4/1/19	113,375
50,000	Level 3 Financing, Inc., 7.00%, 6/1/20(c)	52,375
370,000	Level 3 Financing, Inc., 8.13%, 7/1/19	407,000
110,000	Live Nation Entertainment, Inc., 7.00%, 9/1/20(c)	118,250
260,000	Live Nation Entertainment, Inc., 8.13%, 5/15/18(c)	282,750
200,000(e)	Lynx I Corp., 6.00%, 4/15/21	312,248
257,000	MetroPCS Wireless, Inc., 6.25%, 4/1/21(c)	261,497
150,000	National CineMedia LLC, 6.00%, 4/15/22	160,875
320,000	National Mentor Holdings, Inc., 12.50%, 2/15/18(c)	345,600
300,000	PAETEC Holding Corp., 9.88%, 12/1/18	344,250
509,000	Palace Entertainment Holdings LLC/Palace Entertainment Holdings Corp., 8.88%, 4/15/17(c)	539,540
230,000	PDC Energy, Inc., 7.75%, 10/15/22(c)	243,800
200,000	Physio-Control International, Inc., 9.88%, 1/15/19(c)	225,500
250,000	Pinnacle Entertainment, Inc., 7.75%, 4/1/22	268,437
277,000	Sabre, Inc., 8.50%, 5/15/19(c)	300,545
110,000	Spectrum Brands Escrow Corp., 6.38%, 11/15/20(c)	118,113
110,000	Spectrum Brands Escrow Corp., 6.63%, 11/15/22(c)	119,350
220,000	SUPERVALU, Inc., 8.00%, 5/1/16	228,800
50,000	Taylor Morrison Communities, Inc./Monarch Communities, Inc., 7.75%, 4/15/20(c)	53,625
50,000	Taylor Morrison Communities, Inc./Monarch Communities, Inc., 7.75%, 4/15/20	53,625
260,000	Tenet Healthcare Corp., 8.00%, 8/1/20	286,975
270,000	Tops Holding Corp./Tops Markets LLC, 8.88%, 12/15/17(c)	296,325
174,000	Toys R Us, Inc., 7.38%, 10/15/18	153,555
148,000	Toys R Us, Inc., 10.38%, 8/15/17	150,035
130,000	United Surgical Partners International, Inc., 9.00%, 4/1/20	147,225
202,000	Valeant Pharmaceuticals International, 6.88%, 12/1/18(c)	217,024
750,000	Windstream Corp., 7.00%, 3/15/19	765,938
280,000(a)	WMG Acquisition Corp., 6.25%, 1/15/21	360,714

		13,036,423

Total Corporate Bonds		24,483,024

(Cost $23,759,097)

30

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund (cont.)

March 31, 2013 (Unaudited)

Shares		Value
Warrants/Rights — 0.00%
37,000	TFS Corp. Ltd. Warrants, Expire 7/15/18*	$0

Total Warrants/Rights (Cost $0)		0

Investment Company — 3.62%
1,120,702	JPMorgan 100% US Treasury Securities Money Market Fund	1,120,702

Total Investment Company (Cost $1,120,702)		1,120,702

Contracts
Put Options Purchased — 0.04%
36	Euro STOXX 50 Index, Strike Price EUR 2,550, Expires 4/19/13	12,598

Total Put Options Purchased (Cost $13,221)		12,598

Total Investments (Cost 28,153,879)(h) — 93.44%		$28,920,603

Other assets in excess of liabilities — 6.56%		2,030,720

NET ASSETS — 100.00%		$30,951,323

*	Non-income producing security.
(a)	Principal amount denoted in Euros.
(b)	Floating rate note. Rate shown is as of report date.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(d)	Principal amount denoted in Canadian Dollars.
(e)	Principal amount denoted in British Pounds.
(f)	Principal amount denoted in Swiss Francs.
(g)	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer.
(h)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

31

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund (cont.)

March 31, 2013 (Unaudited)

Foreign currency exchange contracts as of March 31, 2013:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
USD	141,193	CAD	145,000	Citibank, N.A.	4/24/13	$ (1,462)
USD	365,685	CHF	345,000	Citibank, N.A.	4/24/13	2,135
USD	249,774	CHF	236,000	Citibank, N.A.	4/24/13	1,085
USD	158,230	CHF	150,000	Citibank, N.A.	4/24/13	165
USD	5,049,849	EUR	3,900,000	Citibank, N.A.	4/24/13	49,753
USD	3,648,855	GBP	2,415,000	Citibank, N.A.	4/24/13	(20,080)

Total						$ 31,596

Credit default swaps as of March 31, 2013:

Fixed Rate	Issuer	Counterparty	Expiration Date	Buy/Sell	Notional Amount (000)	Value
1.00%	H.J. Heinz Co.	JPMorgan Chase Bank, N.A.	3/20/18	Buy	USD 145	$3,916
1.00%	H.J. Heinz Co.	JPMorgan Chase Bank, N.A.	3/20/18	Buy	USD 205	5,536
1.00%	Volvo AB	Citibank, N.A.	3/20/18	Buy	EUR 190	8,305
5.00%	J.C. Penney Co., Inc.	JPMorgan Chase Bank, N.A.	6/20/18	Buy	USD 229	31,916

Total (Premiums received $56,708)						$49,673

Abbreviations used are defined below:

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

USD - United States Dollar

32

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund (cont.)

March 31, 2013 (Unaudited)

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Telecom Services	34.44%
Consumer Staples	17.53%
Financials	14.75%
Consumer Discretionary	12.53%
Industrials	5.09%
Energy	2.39%
Information Technology	1.70%
Materials	1.35%
Other*	10.22%

100.00%

*	Includes cash, options, interest and dividend receivable, pending trades and Fund share transactions, Investment Company, credit default swaps, warrants, foreign currency exchange contracts and accrued expenses payable.

See notes to financial statements.

33

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Convertible Bond Fund

March 31, 2013 (Unaudited)

Principal Amount		Value
Corporate Bonds — 95.09%
Australia — 5.75%
300,000(a)	Commonwealth Property Office Fund, 5.25%, 12/11/16	$350,996
$ 200,000	Paladin Energy Ltd., 3.63%, 11/4/15	173,000
500,000(a)	Western Areas NL, 6.40%, 7/2/15	520,573

		1,044,569

Bermuda — 4.20%
300,000	Aquarius Platinum Ltd., 4.00%, 12/18/15	235,500
400,000	Seadrill Ltd., 3.38%, 10/27/17	527,000

		762,500

British Virgin Islands — 4.85%
400,000	Billion Express Investments Ltd., 0.75%, 10/18/15	410,500
420,000	PB Issuer No. 3 Ltd., 1.88%, 10/22/18	471,450

		881,950

Cayman Islands — 3.36%
500,000	Agile Property Holdings Ltd., 4.00%, 4/28/16	505,625
100,000	BES Finance Ltd., 1.63%, 4/15/13	104,289

		609,914

Finland — 1.38%
200,000(b)	Talvivaara Mining Co. Plc, 5.25%, 5/20/13	251,243

Germany — 4.27%
300,000(b)	KFW, 3.25%, 6/27/13	386,864
500,000(b)	TUI AG, 2.75%, 3/24/16	389,684

		776,548

India — 2.29%
400,000	Amtek India Ltd., 2.50%, 9/21/17	416,000

Isle of Man — 1.12%
200,000	AngloGold Ashanti Holdings Finance Plc, 3.50%, 5/22/14	203,400

Japan — 2.42%
30,000,000(a)	KDDI Corp., 1.00%, 12/14/15(c)	438,997

Jersey Channel Island — 1.49%
250,000	Shire Plc, 2.75%, 5/9/14	270,313

Luxembourg — 3.55%
500,000(b)	GBL Verwaltung SA, 1.25%, 2/7/17	644,132

34

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Convertible Bond Fund (cont.)

March 31, 2013 (Unaudited)

Principal Amount		Value
Malaysia — 2.47%
$ 400,000	YTL Corp. Finance Labuan Ltd., 1.88%, 3/18/15	$448,480

Netherlands — 4.34%
500,000	Siemens Financieringsmaatschappij NV, 1.05%, 8/16/17	521,325
250,000	Siemens Financieringsmaatschappij NV, 1.65%, 8/16/19	267,125

		788,450

Singapore — 6.96%
250,000(a)	CapitaLand Ltd., 2.88%, 9/3/16	212,440
500,000(a)	CapitaMall Trust, 2.13%, 4/19/14	418,229
250,000(a)	Suntec Real Estate Investment Trust, 1.40%, 3/18/18	201,858
500,000(a)	Temasek Financial III Pte Ltd., 0.12%, 10/24/14(c)	432,716

		1,265,243

South Korea — 2.57%
500,000	Celltrion, Inc., 2.75%, 3/27/18	466,125

Spain — 2.16%
187,000(d)	International Consolidated Airlines Group SA, 5.80%, 8/13/14	392,963

Sweden — 2.10%
2,000,000(a)	Elekta AB, 2.75%, 4/25/17	381,720

Taiwan — 4.80%
600,000	AU Optronics Corp., 10.19%, 10/13/15(c)	579,720
300,000	Tatung Co. Ltd., 4.19%, 3/25/14(c)	292,500

		872,220

United Arab Emirates — 2.96%
400,000(b)	Aabar Investments PJSC, 4.00%, 5/27/16	538,379

United States — 29.00%
300,000	Boston Properties LP, 3.63%, 2/15/14(e)	310,687
400,000	Intel Corp., 3.25%, 8/1/39	481,500
396,416	Liberty Interactive LLC, 3.13%, 3/30/23	643,929
500,000	Liberty Interactive LLC, 3.50%, 1/15/31	261,250
500,000	Medivation, Inc., 2.63%, 4/1/17	615,000
350,000	MGM Resorts International, 4.25%, 4/15/15	379,969
350,000	NetApp, Inc., 1.75%, 6/1/13	381,719
300,000	priceline.com, Inc., 1.00%, 3/15/18	330,563
250,000	SanDisk Corp., 1.50%, 8/15/17	322,187
400,000	VeriSign, Inc., 3.25%, 8/15/37	592,750
500,000	Wellpoint, Inc., 2.75%, 10/15/42(e)	546,250
300,000	Xilinx, Inc., 3.13%, 3/15/37	402,187

		5,267,991

35

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Convertible Bond Fund (cont.)

March 31, 2013 (Unaudited)

Principal Amount		Value
Vietnam — 3.05%
$ 500,000	Vingroup JSC, 5.00%, 4/3/17	$555,000

Total Corporate Bonds		17,276,137

(Cost $16,368,370)

Shares
Investment Company — 5.55%
1,007,226	JPMorgan 100% US Treasury Securities Money Market Fund	$1,007,226

Total Investment Company		1,007,226

(Cost $1,007,226)

Total Investments		$18,283,363
(Cost 17,375,596)(f) — 100.64%

Liabilities in excess of other assets — (0.64)%		(115,372)

NET ASSETS — 100.00%		$18,167,991

(a)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(b)	Principal amount denoted in Euros.
(c)	Zero coupon bond. The rate represents the yield at time of purchase.
(d)	Principal amount denoted in British Pounds.
(e)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(f)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Foreign currency exchange contracts as of March 31, 2013:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
USD	879,544	AUD	850,000	Citibank, N.A.	4/24/13	$(3,659)
USD	1,984,095	EUR	1,530,000	Citibank, N.A.	4/24/13	22,519
USD	258,123	EUR	200,000	Citibank, N.A.	4/24/13	1,708
USD	408,054	GBP	270,000	Citibank, N.A.	4/24/13	(2,137)
USD	396,666	JPY	37,810,000	Citibank, N.A.	4/24/13	(5,062)
USD	383,205	SEK	2,470,000	Citibank, N.A.	4/24/13	4,395
USD	1,252,241	SGD	1,565,000	Citibank, N.A.	4/24/13	(9,576)

Total						$8,188

36

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Convertible Bond Fund (cont.)

March 31, 2013 (Unaudited)

Abbreviations used are defined below:

AUD - Australian Dollar

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

SEK - Swedish Krona

SGD - Singapore Dollar

USD - United States Dollar

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Financials	24.37%
Industrials	14.20%
Consumer Staples	12.55%
Telecom Services	12.48%
Information Technology	8.74%
Consumer Discretionary	8.69%
Materials	7.62%
Utilities	3.54%
Energy	2.90%
Other*	4.91%

100.00%

*	Includes cash, interest and dividend receivable, pending trades and Fund share transactions, Investment Company, foreign currency exchange contracts and accrued expenses payable.

37

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund

March 31, 2013 (Unaudited)

Principal Amount		Value
Corporate Bonds — 16.22%
Australia — 0.53%
1,200,000(a)	Santos Finance Ltd., 8.25%, 9/22/70(b)	$1,690,406

Cayman Islands — 0.62%
1,250,000(c)	Southern Water Services Finance Ltd., 4.50%, 3/31/38(b)	1,968,312

France — 1.40%
600,000(a)	Accor SA, 2.50%, 3/21/19	771,657
400,000(a)	Areva SA, 4.38%, 11/6/19	568,945
900,000(a)	Lagardere SCA, 4.13%, 10/31/17	1,208,549
$ 1,900,000	Societe Generale SA, 6.63%, 12/11/49(b)	1,900,000

		4,449,151

Ireland — 0.64%
1,000,000	Aquarius + Investments Plc for Swiss Reinsurance Co. Ltd., 6.38%, 9/1/24(b)	995,000
800,000(a)	Bank of Ireland, 10.00%, 7/30/16	1,051,120

		2,046,120

Italy — 0.64%
950,000	Intesa Sanpaolo SpA, 3.13%, 1/15/16	928,666
1,150,000	Intesa Sanpaolo SpA, 3.88%, 1/16/18	1,111,993

		2,040,659

Jersey Channel Island — 0.25%
430,000(c)	Heathrow Funding Ltd., 7.13%, 2/14/24	799,585

Luxembourg — 1.58%
784,000(a)	Gazprom OAO Via Gaz Capital SA, 4.36%, 3/21/25	1,005,200
280,000(c)	Glencore Finance Europe SA, 5.50%, 4/3/22	486,287
950,000(a)	Numericable Finance & Co. SCA, 8.75%, 2/15/19	1,315,182
1,050,000(a)	Numericable Finance & Co. SCA, 12.38%, 2/15/19	1,588,217
400,000(a)	Talanx Finanz Luxembourg SA, 8.37%, 6/15/42(b)	617,854

		5,012,740

Netherlands — 1.82%
900,000(a)	HIT Finance BV, 5.75%, 3/9/18	1,302,195
340,000(a)	Koninklijke KPN NV, 6.13%, 3/29/49(b)	428,639
494,000(c)	Koninklijke KPN NV, 6.88%, 3/14/73(b)	744,044
2,550,000(a)	Ziggo NV, 3.63%, 3/27/20	3,305,501

		5,780,379

Norway — 0.31%
750,000(a)	Storebrand Livsforsikring, 6.88%, 4/4/43(b)	984,464

38

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

March 31, 2013 (Unaudited)

Principal Amount		Value
Spain — 1.94%
4,800,000(a)	Telefonica Emisiones SAU, 3.96%, 3/26/21	$6,172,400

United Kingdom — 2.89%
400,000(d)	Co-operative Group Holdings 2011, 5.63%, 7/8/20(e)	629,895
170,000(d)	Everything Everywhere Finance Plc, 4.38%, 3/28/19	267,203
378,000(d)	LBG Capital No. 1 Plc, 7.87%, 8/25/20	595,606
1,289,000(d)	LBG Capital No. 2 Plc, 15.00%, 12/21/19	2,810,562
600,000(a)	LBG Capital No. 2 Plc, 15.00%, 12/21/19	1,103,676
2,200,000(d)	NGG Finance Plc, 5.63%, 6/18/73(b)	3,313,723
300,000(d)	SSE Plc, 5.45%, 9/29/49(b)	470,622

		9,191,287

United States — 3.60%
$ 300,000	American Tower Corp., 3.50%, 1/31/23	297,542
500,000	FirstEnergy Corp., 2.75%, 3/15/18	505,661
1,000,000	FirstEnergy Corp., 4.25%, 3/15/23	1,011,380
898,000(a)	GE Capital Trust II, 5.50%, 9/15/67(b)	1,155,143
1,300,000	Genworth Financial, Inc., 6.15%, 11/15/66(b)	1,189,500
1,100,000	Hess Corp., 5.60%, 2/15/41	1,181,264
1,302,000	ING US, Inc., 2.90%, 2/15/18(f)	1,311,550
1,450,000	Morgan Stanley, 3.75%, 2/25/23	1,465,640
409,000	NetApp, Inc., 3.25%, 12/15/22	402,656
650,000	QVC, Inc., 4.38%, 3/15/23(f)	657,107
2,250,000	Staples, Inc., 4.38%, 1/12/23	2,270,237

		11,447,680

Total Corporate Bonds		51,583,183

(Cost $51,733,699)

Foreign Government Bonds — 16.67%
Denmark — 0.24%
550,000(a)	Bundesrepublik Deutschland, 3.50%, 1/4/16	772,582

Hungary — 1.83%
2,500,000(a)	Hungary Government International Bond, 5.75%, 6/11/18	3,233,411
2,007,000(a)	Hungary Government International Bond, 6.00%, 1/11/19	2,599,673

		5,833,084

Portugal — 4.48%
4,070,000(a)	Portugal Obrigacoes do Tesouro OT, 3.85%, 4/15/21	4,435,811
1,980,000(a)	Portugal Obrigacoes do Tesouro OT, 4.10%, 4/15/37	1,802,607
3,400,000(a)	Portugal Obrigacoes do Tesouro OT, 4.75%, 6/14/19	4,103,903
2,000,000(a)	Portugal Obrigacoes do Tesouro OT, 4.80%, 6/15/20	2,366,335

39

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

March 31, 2013 (Unaudited)

Principal Amount			Value
1,360,000(a	)	Portugal Obrigacoes do Tesouro OT, 4.95%, 10/25/23	$1,548,967

			14,257,623

Romania — 1.19%
2,806,000(a	)	Romanian Government International Bond, 4.88%, 11/7/19	3,769,043

Slovak Republic — 0.62%
1,430,000(a	)	Slovakia Government Bond, 3.38%, 11/15/24	1,850,778
75,000(a	)	Slovakia Government Bond, 4.35%, 10/14/25	105,202

			1,955,980

Slovenia — 2.92%
5,920,000(a	)	Slovenia Government Bond, 5.13%, 3/30/26	6,522,628
$2,854,000		Slovenia Government International Bond, 5.50%, 10/26/22	2,750,685

			9,273,313

Spain — 5.39%
1,830,000(a	)	Autonomous Community of Madrid Spain, 4.30%, 9/15/26	1,827,941
2,303,000(a	)	Comunidad Autonoma de Aragon, 8.25%, 1/17/27	3,194,183
2,500,000(a	)	Comunidad Autonoma de Murcia, 4.73%, 11/5/18	2,824,245
1,300,000(a	)	Junta Comunidades de Castilla-La Mancha, 4.88%, 3/18/20	1,442,411
7,900,000		Spain Government International Bond, 4.00%, 3/6/18	7,871,802

			17,160,582

Total Foreign Government Bonds			53,022,207

(Cost $55,136,347)

Shares
Investment Company — 59.79%
190,204,424		JPMorgan 100% US Treasury Securities Money Market Fund	$190,204,424

Total Investment Company			190,204,424

(Cost $190,204,424)

Contracts
Put Options Purchased — 0.00%
49		Deutscher Aktien Index, Strike Price EUR 7,500, Expires 4/19/13	11,117
28		S & P 500 Index, Strike Price USD 1,480, Expires 4/20/13	6,160

Total Put Options Purchased			17,277

(Cost $98,245)

40

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

March 31, 2013 (Unaudited)

Value

Total Investments	$294,827,091
(Cost $297,172,715)(g) — 92.68%
Other assets in excess of liabilities — 7.32%	23,275,589

NET ASSETS — 100.00%	$318,102,680

(a)	Principal amount denoted in Euros.
(b)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on March 31, 2013.
(c)	Principal amount denoted in British Pounds.
(d)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(e)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(f)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(g)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Foreign currency exchange contracts as of March 31, 2013:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
JPY	286,812,850	USD	3,130,714	Citibank, N.A.	3/29/13	$(83,869)
USD	3,050,000	JPY	286,812,850	Citibank, N.A.	3/29/13	3,155
JPY	3,000,000	USD	31,813	Citibank, N.A.	4/2/13	58
USD	63,665,186	EUR	49,180,000	Citibank, N.A.	4/24/13	612,691
USD	6,460,886	EUR	5,000,000	Citibank, N.A.	4/24/13	50,506
USD	388,505	EUR	300,000	Citibank, N.A.	4/24/13	3,883
USD	69,201	JPY	6,600,000	Citibank, N.A.	4/24/13	(924)
USD	13,690,013	GBP	9,070,000	Citibank, N.A.	4/24/13	(89,383)
USD	6,040,080	GBP	4,000,000	Citibank, N.A.	4/30/13	(36,634)

Total						$459,483

Interest rate swaps as of March 31, 2013:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.86%	EUR-EURIBOR-Reuters	Citibank, N.A.	6/19/18	EUR	2,020	$14,524
1.79%	USD-BBA LIBOR	Citibank, N.A.	6/19/23	USD	2,310	54,720

Total						$69,244

41

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

March 31, 2013 (Unaudited)

Credit default swaps as of March 31, 2013:

Fixed Rate	Issuer	Counterparty	Expiration Date	Buy/Sell	Notional Amount (000)			Value
1.00%	Safeway, Inc.	JPMorgan Chase Bank, N.A.	12/20/17	Buy	USD	47		$(1,503)
1.00%	Safeway, Inc.	JPMorgan Chase Bank, N.A.	12/20/17	Sell	USD	150(a	)	(4,797)
1.00%	Pitney Bowes, Inc.	JPMorgan Chase Bank, N.A.	12/20/17	Buy	USD	150		13,091
1.00%	United Utilities Group Plc	JPMorgan Chase Bank, N.A.	12/20/17	Buy	EUR	170		6,490
1.00%	Alstom	JPMorgan Chase Bank, N.A.	6/20/18	Buy	EUR	275		13,679
1.00%	Safeway, Inc.	Deutsche Bank AG	3/20/18	Sell	USD	900(a	)	(36,023)
1.00%	Pitney Bowes, Inc.	Morgan Stanley Capital Services, Inc.	3/20/18	Buy	USD	500		50,080
1.00%	Safeway, Inc.	Merrill Lynch & Co., Inc.	3/20/18	Sell	USD	400(a	)	(16,010)
1.00%	PostNL NV	JPMorgan Chase Bank, N.A.	3/20/18	Sell	EUR	865(a	)	(88,154)
1.00%	PostNL NV	JPMorgan Chase Bank, N.A.	3/20/18	Sell	EUR	115(a	)	(11,720)
1.00%	Safeway, Inc.	JPMorgan Chase Bank, N.A.	3/20/18	Sell	USD	1,000(a	)	(40,025)
1.00%	Pitney Bowes, Inc.	Citigroup Global Markets, Inc.	3/20/18	Buy	USD	1,800		179,995
5.00%	Chesapeake Energy Corp.	Citigroup Global Markets, Inc.	3/20/18	Sell	USD	325(a	)	18,154
1.00%	Pitney Bowes, Inc.	Deutsche Bank AG	12/20/17	Buy	USD	150		13,091
1.00%	Dell, Inc.	JPMorgan Chase Bank, N.A.	3/20/18	Buy	USD	283		30,609
1.00%	Dell, Inc.	JPMorgan Chase Bank, N.A.	3/20/18	Buy	USD	1,517		164,080
1.00%	Safeway, Inc.	Citigroup Global Markets, Inc.	3/20/18	Buy	USD	126		(5,043)
5.00%	Chesapeake Energy Corp.	JPMorgan Chase Bank, N.A.	3/20/18	Sell	USD	1,400(a	)	78,251
5.00%	Chesapeake Energy Corp.	Morgan Stanley Capital Services, Inc.	3/20/18	Sell	USD	785(a	)	43,876
5.00%	Chesapeake Energy Corp.	Morgan Stanley Capital Services, Inc.	3/20/18	Sell	USD	542(a	)	30,294
5.00%	Chesapeake Energy Corp.	Citigroup Global Markets, Inc.	3/20/18	Sell	USD	153(a	)	8,546
5.00%	Chesapeake Energy Corp.	Deutsche Bank AG	3/20/18	Sell	USD	149(a	)	8,328
5.00%	Chesapeake Energy Corp.	Barclays Plc	3/20/18	Sell	USD	760(a	)	42,479
5.00%	Chesapeake Energy Corp.	Morgan Stanley Capital Services, Inc.	3/20/18	Sell	USD	142(a	)	7,932
1.00%	Alstom	JPMorgan Chase Bank, N.A.	6/20/18	Buy	EUR	1,820		(68,833)
5.00%	Chesapeake Energy Corp.	Barclays Plc	6/20/18	Sell	USD	750(a	)	38,813
5.00%	SLM Corp.	Deutsche Bank AG	9/20/18	Buy	USD	1,750		(163,221)
1.00%	Weatherford International Ltd.	Barclays Plc	6/20/18	Sell	USD	2,200(a	)	(103,806)
5.00%	H&RBlock, Inc.	JPMorgan Chase Bank, N.A.	6/20/18	Buy	USD	2,100		(288,670)
1.00%	Royal Bank of Scotland Group Plc	Morgan Stanley Capital Services, Inc.	3/20/18	Sell	EUR	6,620(a	)	(384,920)
1.00%	iTraxx Europe Senior Financials, Series 18	Morgan Stanley Capital Services, Inc.	12/20/17	Buy	EUR	7,900		367,931
1.00%	Quest Diagnostics, Inc.	Barclays Plc	9/20/18	Buy	USD	2,600		54,735
5.00%	SLM Corp.	Deutsche Bank AG	6/20/18	Buy	USD	2,083		(197,522)
1.00%	Darden Restaurants, Inc.	Barclays Plc	6/20/18	Buy	USD	44		2,809
1.00%	Lafarge S.A.	BNP Paribas SA	6/20/18	Buy	EUR	2,400		241,858
1.00%	Alstom	JPMorgan Chase Bank, N.A.	6/20/18	Buy	EUR	2,060		102,472
5.00%	Finmeccanica Finance SA	Barclays Plc	6/20/18	Buy	EUR	180		(9,101)
1.00%	Lafarge S.A.	Citigroup Global Markets, Inc.	6/20/18	Buy	EUR	2,330		234,803
1.00%	Packaging Corp. of America	Deutsche Bank AG	6/20/18	Buy	USD	857		13,866
1.00%	Cytec Industries, Inc.	Morgan Stanley Capital Services, Inc.	9/20/18	Buy	USD	1,545		26,910
1.00%	iTraxx Europe Main, Series 18	BNP Paribas SA	6/20/18	Buy	EUR	2,028		32,853
5.00%	iTraxx Crossover, Series 18	Barclays Plc	6/20/18	Sell	EUR	3,130(a	)	32,365
5.00%	H & R Block, Inc.	Citigroup Global Markets, Inc.	9/20/18	Buy	USD	1,500		(210,031)
1.00%	Weatherford International Ltd.	Barclays Plc	6/20/18	Sell	USD	2,300(a	)	(108,523)
1.00%	Darden Restaurants, Inc.	Deutsche Bank AG	6/20/18	Buy	USD	2,890		184,494
1.00%	iTraxx Europe Main, Series 18	Barclays Plc	6/20/18	Sell	EUR	11,000(a	)	180,044
1.00%	Weatherford International Ltd.	Morgan Stanley Capital Services, Inc.	6/20/18	Sell	USD	600(a	)	(28,307)
1.00%	Tyco International Ltd.	Morgan Stanley Capital Services, Inc.	9/20/18	Buy	USD	1,700		(18,408)
5.00%	H & R Block, Inc.	Citigroup Global Markets, Inc.	9/20/18	Buy	USD	300		(41,234)

Total (Premiums received $364,627)								$397,077

(a)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

42

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

March 31, 2013 (Unaudited)

Abbreviations used are defined below:

BBA LIBOR- British Bankers Association London Interbank Offered Rate

EUR - Euro

EURIBOR - Euro Interbank Offered Rate

GBP - British Pound

JPY - Japanese Yen

USD - United States Dollar

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Foreign Government Bonds	16.67%
Financials	6.62%
Telecom Services	3.81%
Utilities	2.29%
Energy	1.40%
Consumer Discretionary	1.16%
Consumer Staples	0.41%
Industrials	0.25%
Materials	0.15%
Information Technology	0.13%
Other*	67.11%

100.00%

*	Includes cash, options, futures, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, credit default swaps, interest rate swaps, foreign currency exchange contracts and accrued expenses payable.

43

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

March 31, 2013 (Unaudited)

	RBC BlueBay Emerging Market Select Bond Fund	RBC BlueBay Emerging Market Corporate Bond Fund	RBC BlueBay Global High Yield Bond Fund	RBC BlueBay Global Convertible Bond Fund	RBC BlueBay Absolute Return Fund
Assets:
Investments, at value (cost $182,814,049, $18,341,527, $28,153,879, $17,375,596 and $297,172,715, respectively)	$182,666,315	$18,654,344	$28,920,603	$18,283,363	$294,827,091
Total return swaps at value (cost $1,251,907, $0, $0, $0 and $0, respectively)	1,259,039	—	—	—	—
Cash	—	—	10,661	—	6,611,070
Cash at broker for futures contracts	199,640	10,301	575,193	—	3,325,523
Foreign currency, at value (cost $740,868, $0, $892,171, $8,197 and $4,495,716, respectively)	734,940	—	895,556	8,240	4,437,473
Credit default swaps at value (premiums paid $0, $6,933, $56,708, $0 and $364,627, respectively)	—	9,282	49,673	—	397,077
Interest and dividends receivable	1,978,887	287,539	508,588	140,415	1,968,240
Receivable from advisor	—	508	—	1,598	—
Receivable for capital shares issued	3,178,970	—	—	—	10,225,732
Receivable for investments sold	7,198,599	526,076	1,523,293	—	24,510,081
Unrealized appreciation on futures contracts	—	2,938	—	—	78
Unrealized appreciation on interest rate swaps contracts	286	—	—	—	69,244
Unrealized appreciation on forward foreign exchange contracts	399,178	2,246	53,138	28,622	670,293
Prepaid expenses and other assets	25,048	14,340	14,434	14,334	—

Total Assets	197,640,902	19,507,574	32,551,139	18,476,572	347,041,902

Liabilities:
Cash overdraft	—	5,770	—	—	—
Payable for capital shares redeemed	2,780	—	14,984	—	100,656
Payable for investments purchased	6,833,625	1,257,705	1,474,985	205,900	27,557,720
Distributions payable	57,555	1,309	232	2	116,772
Unrealized depreciation on forward foreign currency exchange contracts	516,576	1,214	21,542	20,434	210,810
Unrealized depreciation on interest rate swaps contracts	85,579	—	—	—	—
Unrealized depreciation on futures contracts	76,514	—	2,632	—	683,477
Foreign witholding tax payable	7,648	—	120	—	—
Accrued expenses and other payables:
Investment advisory fees	119,272	—	5,139	—	172,736
Accounting fees	4,436	3,730	3,784	3,730	4,777
Audit fees	23,297	23,297	23,297	23,297	16,402
Legal fees	34,619	42,395	40,495	42,808	15,246
Trustee fees	—	628	—	—	—
Shareholder reports	—	6,884	6,411	7,047	—
Transfer agent fees	—	882	872	893	12,647
Other	—	9,451	5,323	4,470	47,979

Total Liabilities	7,761,901	1,353,265	1,599,816	308,581	28,939,222

Net Assets	$189,879,001	$18,154,309	$30,951,323	$18,167,991	$318,102,680

44

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

March 31, 2013 (Unaudited)

	RBC BlueBay Emerging Market Select Bond Fund	RBC BlueBay Emerging Market Corporate Bond Fund	RBC BlueBay Global High Yield Bond Fund	RBC BlueBay Global Convertible Bond Fund	RBC BlueBay Absolute Return Fund
Net Assets Consist Of:
Capital	$188,792,051	$17,306,367	$29,692,313	$16,295,767	$320,113,886
Undistributed net investment income and distributions in excess of net investment income	(46,430)	85,108	313,194	89,411	122,906
Accumulated net realized gains from investment transactions, futures contracts, swap contracts and foreign currency	1,578,328	443,720	149,998	867,126	344,444
Net unrealized appreciation (depreciation) on investments, futures contracts, swap contracts and foreign currency	(444,948)	319,114	795,818	915,687	(2,478,556)

Net Assets	$189,879,001	$18,154,309	$30,951,323	$18,167,991	$318,102,680

Shares Outstanding (Unlimited number of shares authorized, no par value):
Class I	17,719,192	1,727,033	2,916,008	1,630,821	31,720,315

Net Asset Values and Redemption Prices Per Share:
Class I	$10.72	$10.51	$10.61	$11.14	$10.03

See notes to financial statements.

45

FINANCIAL STATEMENTS

Statements of Operations

For the Period Ended March 31, 2013 (Unaudited)

	RBC BlueBay Emerging Market Select Bond Fund	RBC BlueBay Emerging Market Corporate Bond Fund	RBC BlueBay Global High Yield Bond Fund	RBC BlueBay Global Convertible Bond Fund	RBC BlueBay Absolute Return Fund(a)
Investment Income:
Interest income	$2,764,137	$491,689	$933,463	$286,208	$908,862
Dividend income	192	—	9	—	1,394
Foreign tax withholding	(5,176)	—	(2,439)	—	(456)

Total Investment Income	2,759,153	491,689	931,033	286,208	909,800

Expenses:
Investment advisory fees	601,539	85,571	101,331	69,287	356,874
Accounting fees	25,201	21,892	22,117	21,876	16,398
Audit fees	20,193	20,193	20,193	20,193	16,402
Custodian fees	32,522	12,687	6,837	5,656	28,542
Insurance fees	1,232	1,232	1,232	1,232	1,623
Legal fees	73,237	47,974	54,373	48,052	15,282
Registration and filing fees	5,036	3,428	3,433	3,427	9,281
Shareholder reports	5,765	3,051	3,194	3,028	2,139
Transfer agent fees	8,612	1,867	1,787	1,832	14,147
Offering costs	15,914	15,914	15,914	15,914	26,891
Trustees’ fees	1,048	134	286	212	874
Other fees	7,970	5,238	5,959	4,647	8,661

Total expenses before fee waiver/reimbursement	798,269	219,181	236,656	195,356	497,114
Expenses waived/reimbursed by:
Advisor	(46,345)	(115,595)	(108,303)	(108,747)	(45,074)

Net Expenses	751,924	103,586	128,353	86,609	452,040

Net Investment Income	2,007,229	388,103	802,680	199,599	457,760

Realized/Unrealized Gains (Losses):
Net realized gains/(losses) on:
Investment transactions	1,225,624	738,194	491,811	917,317	(329,894)
Foreign currency transactions	820,406	11,055	(11,876)	82,442	1,346,877
Futures contracts	(15,011)	(2,054)	(4)	—	(632,259)
Swap agreements	10,661	—	22,264	—	(34,320)

Net realized gains	2,041,680	747,195	502,195	999,759	350,404

Net change in unrealized appreciation/depreciation on:
Investments	(2,655,721)	(393,691)	(146,359)	115,946	(2,345,624)
Foreign currency	(15,579)	1,010	238,752	72,235	448,773
Futures contracts	(43,920)	2,938	(2,632)	—	(683,399)
Swap contracts	(79,290)	2,349	(7,844)	—	101,694
Deferred taxes	(511)	—	—	—	—

Net unrealized gains	(2,795,021)	(387,394)	81,917	188,181	(2,478,556)

Change in net assets resulting from operations	$1,253,888	$747,904	$1,386,792	$1,387,539	$(1,670,392)

(a) For the period from November 30, 2012 (commencement of operations) to March 31, 2013.

See notes to the financial statements.

46

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC BlueBay Emerging Market Select Bond Fund
	For the Six Months Ended March 31, 2013	For the Period Ended September 30, 2012(a)
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$2,007,229	$1,282,753
Net realized gains from investments, foreign currency, futures contracts and swap contracts transactions	2,041,680	1,925,890
Net change in unrealized appreciation/depreciation on investments, foreign currency, futures contracts and swap contracts	(2,795,021)	2,350,073

Change in net assets resulting from operations	1,253,888	5,558,716

Distributions to Class I Shareholders:
From net investment income	(2,021,335)	(1,386,711)
From net realized gains	(2,397,176)	—

Change in net assets resulting from shareholder distributions	(4,418,511)	(1,386,711)

Capital Transactions:
Proceeds from shares issued	83,392,389	118,905,592
Distributions reinvested	3,814,559	1,290,771
Cost of shares redeemed	(16,259,985)	(2,271,707)

Change in net assets resulting from capital transactions	70,946,963	117,924,656

Net increase in net assets	67,782,340	122,096,661
Net Assets:
Beginning of period	122,096,661	—

End of period	$189,879,001	$122,096,661

Distributions in excess of net investment income	$(46,430)	$(32,324)

Share Transactions:
Issued	7,637,535	11,311,071
Reinvested	350,169	122,224
Redeemed	(1,491,296)	(210,511)

Change in shares resulting from capital transactions	6,496,408	11,222,784

(a)	For the period from November 30, 2011 (commencement of operations) to September 30, 2012.

See notes to financial statements.

47

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (cont.)

	RBC BlueBay Emerging Market Corporate Bond Fund
	For the Six Months Ended March 31, 2013	For the Period Ended September 30, 2012(a)
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$388,103	$576,098
Net realized gains from investments, foreign currency, futures contracts and swap contracts transactions	747,195	716,399
Net change in unrealized appreciation/depreciation on investments, foreign currency, futures contracts and swap contracts	(387,394)	706,508

Change in net assets resulting from operations	747,904	1,999,005

Distributions to Class I Shareholders:
From net investment income	(388,103)	(584,184)
From net realized gains	(1,006,248)	—

Change in net assets resulting from shareholder distributions	(1,394,351)	(584,184)

Capital Transactions:
Proceeds from shares issued	112,669	15,634,093
Distributions reinvested	1,362,078	574,288
Cost of shares redeemed	(297,193)	—

Change in net assets resulting from capital transactions	1,177,554	16,208,381

Net increase in net assets	531,107	17,623,202
Net Assets:
Beginning of period	17,623,202	—

End of period	$18,154,309	$17,623,202

Undistributed net investment income	$85,108	$85,108

Share Transactions:
Issued	10,320	1,561,141
Reinvested	128,012	54,797
Redeemed	(27,237)	—

Change in shares resulting from capital transactions	111,095	1,615,938

(a)	For the period from November 30, 2011 (commencement of operations) to September 30, 2012.

See notes to financial statements.

48

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (cont.)

	RBC BlueBay Global High Yield Bond Fund
	For the Six Months Ended March 31, 2013	For the Period Ended September 30, 2012(a)
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$802,680	$1,090,366
Net realized gains from investments, foreign currency, futures contracts and swap contracts transactions	502,195	819,178
Net change in unrealized appreciation/depreciation on investments, foreign currency, futures contracts and swap contracts	81,917	713,901

Change in net assets resulting from operations	1,386,792	2,623,445

Distributions to Class I Shareholders:
From net investment income	(807,795)	(1,081,674)
From net realized gains	(941,326)	—

Change in net assets resulting from shareholder distributions	(1,749,121)	(1,081,674)

Capital Transactions:
Proceeds from shares issued	7,535,350	20,001,000
Distributions reinvested	1,748,890	1,081,674
Cost of shares redeemed	(595,033)	—

Change in net assets resulting from capital transactions	8,689,207	21,082,674

Net increase in net assets	8,326,878	22,624,445

Net Assets:
Beginning of period	22,624,445	—

End of period	$30,951,323	$22,624,445

Undistributed net investment income	$313,194	$318,309

Share Transactions:
Issued	703,982	2,000,100
Reinvested	189,812	103,378
Redeemed	(81,264)	—

Change in shares resulting from capital transactions	812,530	2,103,478

(a)	For the period from November 30, 2011 (commencement of operations) to September 30, 2012.

See notes to financial statements.

49

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (cont.)

	RBC BlueBay Global Convertible Bond Fund
	For the Six Months Ended March 31, 2013	For the Period Ended September 30, 2012(a)
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$199,599	$342,505
Net realized gains from investments and foreign currency transactions	999,759	237,944
Net change in unrealized appreciation/depreciation on investments and foreign currency	188,181	727,506

Change in net assets resulting from operations	1,387,539	1,307,955

Distributions to Class I Shareholders:
From net investment income	(199,599)	(350,592)
From net realized gains	(352,720)	—

Change in net assets resulting from shareholder distributions	(552,319)	(350,592)

Capital Transactions:
Proceeds from shares issued	2,500	15,470,000
Distributions reinvested	554,451	350,590
Cost of shares redeemed	(2,133)	—

Change in net assets resulting from capital transactions	554,818	15,820,590

Net increase in net assets	1,390,038	16,777,953

Net Assets
Beginning of period	16,777,953	—

End of period	$18,167,991	$16,777,953

Undistributed net investment income	$89,411	$89,411

Share Transactions:
Issued	235	1,545,405
Reinvested	51,720	33,664
Redeemed	(203)	—

Change in shares resulting from capital transactions	51,752	1,579,069

(a)	For the period from November 30, 2011 (commencement of operations) to September 30, 2012.

See notes to financial statements.

50

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (cont.)

RBC BlueBay Absolute Return Fund
For the Period Ended March 31, 2013(a)
(Unaudited)
From Investment Activities:
Operations:
Net investment income	$457,760
Net realized gains from investments, foreign currency, futures contracts and swap contracts transactions	350,404
Net change in unrealized appreciation/depreciation on investments, foreign currency, futures contracts and swap contracts	(2,478,556)

Change in net assets resulting from operations	(1,670,392)

Distributions to Class I Shareholders:
From net investment income	(334,854)
From net realized gains	(5,960)

Change in net assets resulting from shareholder distributions	(340,814)

Capital Transactions:
Proceeds from shares issued	343,382,142
Distributions reinvested	27,373
Cost of shares redeemed	(23,295,629)

Change in net assets resulting from capital transactions	320,113,886

Net increase in net assets	318,102,680

Net Assets:
Beginning of period	—

End of period	$318,102,680

Undistributed net investment income	$122,906

Share Transactions:
Issued	34,019,616
Reinvested	2,711
Redeemed	(2,302,012)

Change in shares resulting from capital transactions	31,720,315

(a)	For the period from November 30, 2012 (commencement of operations) to March 31, 2013.

See notes to financial statements.

51

FINANCIAL HIGHLIGHTS

RBC BlueBay Emerging Market Select Bond Fund

(Selected data for a share outstanding throughout the periods indicated)

	For the Six Months Ended March 31, 2013	For the Period Ended September 30, 2012(a)
	(Unaudited)
Per Share Operating Performance:
Net asset value, beginning of period	$10.88	$10.00

Net investment income(b)	0.15	0.24
Realized and unrealized gains (losses)	0.02	0.91

Total from investment activities	0.17	1.15

Distributions:
Net investment income	(0.15)	(0.27)
Realized gains	(0.18)	—

Total distributions	(0.33)	(0.27)

Net asset value, end of period	$10.72	$10.88

Total Return:(c)(d)	1.47%	11.60%

Ratios to Average Net Assets:(e)
Ratio of Net Expenses to Average Net Assets	1.00%	1.00%
Ratio of Net Investment Income to Average Net Assets	2.67%	2.76%
Ratio of Expensesto Average Net Assets*	1.05%	1.59%

Net assets, end of period (in thousands)	$189,879	$122,097
Portfolio turnover	97%	110%

*	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
(a)	For the period from November 30, 2011 (commencement of operations) to September 30, 2012.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not Annualized.
(d)	Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.
(e)	Annualized.

See notes to financial statements.

52

FINANCIAL HIGHLIGHTS

RBC BlueBay Emerging Market Corporate Bond Fund

(Selected data for a share outstanding throughout the periods indicated)

	For the Six Months March 31, 2013	For the Period Ended September 30, 2012(a)
	(Unaudited)
Per Share Operating Performance:
Net asset value, beginning of period	$10.91	$10.00

Net investment income(b)	0.23	0.37
Realized and unrealized gains (losses)	0.22	0.91

Total from investment activities	0.45	1.28

Distributions:
Net investment income	(0.23)	(0.37)
Realized gains	(0.62)	—

Total distributions	(0.85)	(0.37)

Net asset value, end of period	$10.51	$10.91

Total Return:(c)(d)	4.21%	13.06%

Ratios to Average Net Assets:(e)
Ratio of Net Expenses to Average Net Assets	1.15%	1.15%
Ratio of Net Investment Income to Average Net Assets	4.31%	4.24%
Ratio of Expenses to Average Net Assets*	2.34%	3.10%

Net assets, end of period (in thousands)	$18,154	$17,623
Portfolio turnover	109%	151%

*	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
(a)	For the period from November 30, 2011 (commencement of operations) to September 30, 2012.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not Annualized.
(d)	Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.
(e)	Annualized.

See notes to financial statements.

53

FINANCIAL HIGHLIGHTS

RBC BlueBay Global High Yield Bond Fund

(Selected data for a share outstanding throughout the periods indicated)

	For the Six Months Ended March 31, 2013	For the Period Ended September 30, 2012(a)
	(Unaudited)
Per Share Operating Performance:
Net asset value, beginning of period	$10.76	$10.00

Net investment income(b)	0.32	0.53
Realized and unrealized gains (losses)	0.24	0.76

Total from investment activities	0.56	1.29

Distributions:
Net investment income	(0.32)	(0.53)
Realized gains	(0.39)	—

Total distributions	(0.71)	(0.53)

Net asset value, end of period	$10.61	$10.76

Total Return:(c)(d)	5.40%	13.16%

Ratios to Average Net Assets:(e)
Ratio of Net Expenses to Average Net Assets	0.95%	0.95%
Ratio of Net Investment Income to Average Net Assets	5.94%	6.15%
Ratio of Expenses to Average Net Assets*	1.69%	2.40%

Net assets, end of period (in thousands)	$30,951	$22,624
Portfolio turnover	48%	87%

*	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
(a)	For the period from November 30, 2011 (commencement of operations) to September 30, 2012.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not Annualized.
(d)	Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.
(e)	Annualized.

See notes to financial statements.

54

FINANCIAL HIGHLIGHTS

RBC BlueBay Global Convertible Bond Fund

(Selected data for a share outstanding throughout the periods indicated)

	For the Six Months Ended March 31, 2013	For the Period Ended September 30, 2012(a)
	(Unaudited)
Per Share Operating Performance:
Net asset value, beginning of period	$10.63	$10.00

Net investment income(b)	0.12	0.22
Realized and unrealized gains (losses)	0.73	0.64

Total from investment activities	0.85	0.86

Distributions:
Net investment income	(0.12)	(0.23)
Realized gains	(0.22)	—

Total distributions	(0.34)	(0.23)

Net asset value, end of period	$11.14	$10.63

Total Return:(c)(d)	8.22%	8.65%

Ratios to Average Net Assets:(e)
Ratio of Net Expenses to Average Net Assets	1.00%	1.00%
Ratio of Net Investment Income to Average Net Assets	2.30%	2.56%
Ratio of Expenses to Average Net Assets*	2.16%	2.89%

Net assets, end of period (in thousands)	$18,168	$16,778
Portfolio turnover	33%	25%

*	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
(a)	For the period from November 30, 2011 (commencement of operations) to September 30, 2012.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not Annualized.
(d)	Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and dis- tributions, and a complete redemption of the investment at net asset value at the end of the year.
(e)	Annualized.

See notes to financial statements.

55

FINANCIAL HIGHLIGHTS

RBC BlueBay Absolute Return Fund

(Selected data for a share outstanding throughout the period indicated)

For the Period Ended March 31, 2013(a)
(Unaudited)
Per Share Operating Performance:
Net asset value, beginning of period	$10.00

Net investment income(b)	0.03
Realized and unrealized gains (losses)	0.03

Total from investment activities	0.06

Distributions:
Net investment income	(0.03)
Realized gains	— (c)

Total distributions	(0.03)

Net asset value, end of period	$10.03

Total Return:(d)(e)	0.56%

Ratios to Average Net Assets:(f)
Ratio of Net Expenses to Average Net Assets	0.95%
Ratio of Net Investment Income to Average Net Assets	0.96%
Ratio of Expenses to Average Net Assets*	1.01%

Net assets, end of period (in thousands)	$318,103
Portfolio turnover	943%

*	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
(a)	For the period from November 30, 2012 (commencement of operations) to March 31, 2013.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Less than $0.01 or $(0.01) per share.
(d)	Not Annualized.
(e)	Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.
(f)	Annualized.

See notes to financial statements.

56

NOTES TO FINANCIAL STATEMENTS

March 31, 2013 (Unaudited)

1. Organization

RBC Funds Trust (“the Trust”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on December 16, 2003 and currently consists of 14 portfolios. This annual report includes the following four investment portfolios (“Funds”):

- RBC BlueBay Emerging Market Select Bond Fund (“Emerging Market Select Bond Fund”)

- RBC BlueBay Emerging Market Corporate Bond Fund (“Emerging Market Corporate Bond Fund”)

- RBC BlueBay Global High Yield Bond Fund (“Global High Yield Bond Fund”)

- RBC BlueBay Global Convertible Bond Fund (“Global Convertible Bond Fund”)

- RBC BlueBay Absolute Return Fund (“Absolute Return Fund”)

The Funds offer Class I shares. Class I shares (intended for investors meeting certain investment minimum thresholds) are not subject to either a front-end sales charge or a contingent deferred sales charge (“CDSC”).

RBC Global Asset Management (U.S.) Inc. (“RBC GAM (US)” or “Advisor” or “Co-Administrator”) acts as the investment advisor for the Funds and BlueBay Asset Management LLP (“BlueBay” or “Sub-Advisor”) acts as the sub-advisor. The officers of the Trust (“Fund Management”) are also employees of RBC GAM (US) or its affiliates or of BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) (“Co-Administrator”).

2. Significant Accounting Policies

Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America (“U.S. GAAP”). Fund Management follows these policies when preparing financial statements. Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation:

Bonds and other fixed income securities are generally valued on the basis of prices furnished by pricing services approved by the Trust’s Board of Trustees (“Board”). The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity and type of issue. Short-term debt obligations, with less than 60 days to maturity at time of purchase, are valued at amortized cost unless Fund Management determines that amortized cost no longer approximates market value. Investments in open-end investment companies are valued at net asset value.

Exchange traded options, futures, and options on futures are valued at the last sale price at the close of the market on the principal exchange on which they are traded. In the absence of any transactions on that day, the closing bid price shall be used for purchased options, futures and options on futures, and the closing ask price shall be used for written options. Forward foreign currency exchange contracts are marked-to-market daily based upon foreign currency exchange rates provided by an independent pricing service as of the close of the New York Stock Exchange, generally 4 pm EST.

Swaps, including credit-default swaps, interest rate swaps and total return swaps, are generally valued by an independent pricing service using a discounted cash flow methodology. This technique is used to value both the fixed and variable components of the swap contracts and takes into account market data and inputs sourced from various institutions and market-makers and includes daily intra-day and closing spreads, credit index quotes, yield curves, and recovery rate assumptions. These swap contracts are classified as Level 2 in the fair valuation hierarchy.

57

NOTES TO FINANCIAL STATEMENTS

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using foreign exchange rate quotations received from a pricing vendor as of 4:00 p.m. Eastern time. The value of securities traded in markets outside the United States may be affected on a day that the New York Stock Exchange (“NYSE”) is closed and an investor is not able to purchase, exchange or redeem shares of the Funds.

The Trust’s Board has policies and procedures for the valuation of each Fund’s assets and has delegated to the Funds’ Pricing Committee (“Pricing Committee”) the responsibility for implementing the Procedures, including the responsibility for determining the fair value of the Fund’s securities or other assets and liabilities. The Pricing Committee includes representatives of the Funds’ Advisor, Co-Administrator and Sub-Advisor, including personnel from accounting and operations, investment management, trading, risk analytics, compliance and legal.

The Pricing Committee meets at least quarterly to review and approve Fund valuation matters, and includes a review of the Funds’ pricing activity and operations, fair value measurements, pricing vendors, policies and procedures and related controls. At least a quorum of the Pricing Committee meets more frequently, as needed, to consider and approve time-sensitive fair valuation actions. The Pricing Committee reports to the Valuation, Portfolio Management and Performance Committee (“Valuation Committee”) of the Board. Members of the Pricing Committee meet with the Valuation Committee and the Board at each of their regularly scheduled meetings to discuss valuation matters and actions taken during the period.

Fair value methods used include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors used in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the investments are purchased and sold. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

In such cases where a security price is unavailable, the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, or where Fund Management determines that the value provided by the pricing services does not approximate fair value, the value of the security or asset will be determined in good faith by the Pricing Committee as authorized by the Board, generally based upon recommendations provided by the Advisor or Sub-Advisor. Fair valuation may also be used when a significant valuation event is determined to have occurred. Significant valuation events may include, but are not limited to, the following: an event affecting the value of a security traded on a foreign market occurs between the close of that market and the close of regular trading on the New York Stock Exchange; an extraordinary event like a natural disaster or terrorist act occurs; or an adverse development arises with respect to a specific issuer, such as a bankruptcy filing. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; and trading in similar securities.

When Funds use fair valuation methods that use significant unobservable inputs to determine their NAV, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflect fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Funds’ policy is intended to result in a calculation of each Fund’s NAV that fairly reflects security values as of the time of pricing, the Funds cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Funds could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold.

58

NOTES TO FINANCIAL STATEMENTS

The Funds’ Pricing Committee employs various methods for calibrating the valuation approach related to securities categorized within Level 2 and Level 3 of the fair value hierarchy. These methods may include regular due diligence of the Funds’ pricing vendors, a regular review of key inputs and assumptions, transaction back-testing or disposition analysis to compare unrealized gains and losses to realize gains and losses, reviews of missing and stale prices and large movements in market value and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reported to the Funds’ Board.

Foreign Currency Transactions:

The values of foreign securities, foreign currencies and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using current exchange rates each business day. Fluctuations in the value of foreign currency holdings and other assets and liabilities resulting from movements in currency exchange rates are recorded as unrealized foreign currency gains or losses. The effects of changes in foreign currency exchange rates on investments in securities are not segregated from the effects of changes in market prices of those securities on the Statements of Operations. Such fluctuations are included with the net realized gains or losses and net change in unrealized appreciation/depreciation on investment transactions.

Financial Instruments:

Payment-In-Kind Securities

The Funds may invest in payment-in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statement of Assets and Liabilities.

For the six months ended March 31, 2013, the total in-kind payments received by the Global High Yield Bond Fund with respect to PIKs constituted less then 5% of the Fund’s total income and, therefore, such payments were not disclosed as a separate line item on the Statement of Operations.

Derivatives

The Funds may use derivative instruments, including futures, forwards, options, indexed securities, swaps and inverse securities for hedging purposes only. Derivatives allow a Fund to increase or decrease its risk exposure more quickly and efficiently than other types of instruments. Derivatives may be riskier than other types of investments and could result in losses that significantly exceed a Fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to a Fund, and the cost of such strategies may reduce the Fund’s returns.

Derivatives may also expose a Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations). To the extent amounts due to the Funds from their counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. A Fund’s maximum risk of loss from counterparty credit risk on over-the-counter derivatives is generally the aggregate unrealized gain in excess of any collateral pledged by the counterparty to the Funds.

For foreign currency exchange contracts, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts, or if the foreign currency rates change unfavorably.

For over-the-counter purchased options, the Funds bear the risk of loss in the amount of the premiums paid and change in market value of the options should the counterparty not perform under the contracts. Written options by the Funds do not give rise to counterparty credit risk, as written options obligate the Funds to perform and not the counterparty. Counterparty risk related to exchange traded financial futures contracts and options is minimal because of the protection against defaults provided by the exchange on which they trade.

59

NOTES TO FINANCIAL STATEMENTS

Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Funds, in which case any losses on the holdings being hedged may not be reduced and may be increased. There can be no assurance that a Fund’s hedging strategy will reduce risk or that hedging transactions will be available or cost effective. The Funds are subject to interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below.

In addition to the risks associated with derivatives in general, the Funds will also be subject to risks related to swap agreements. Because swap agreements are not exchange-traded, but are private contracts into which a Fund and a swap counterparty enter as principals, a Fund may experience a loss or delay in recovering assets if the counterparty defaults on its obligations. Each Fund will segregate or earmark liquid assets in an amount sufficient to cover its obligations under swap agreements.

The Funds may mitigate counterparty risk on derivatives through master netting agreements included within an International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreement between a Fund and each of its counterparties. The ISDA Master Agreement allows each Fund to offset with its counterparty certain derivative financial instruments’ payables and/or receivables with collateral held with each counterparty. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts of up to $1,000,000. To the extent amounts due to the Funds from their counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance.

Financial Futures Contracts

The Funds may enter into futures contracts in an effort to manage the duration of the portfolio and hedge against certain market risk. A futures contract on a securities index is an agreement obligating one party to pay, and entitling the other party to receive, during the term of the contract, cash payments based on the level of a specified securities index. Futures transactions involve brokerage costs and require a Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if a Fund had not entered into any futures transactions.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Funds each day, depending on the daily fluctuations in the fair value of the underlying instrument. A Fund would record an unrealized gain or loss each day equal to these daily payments.

The Emerging Market Select Bond Fund had the following open futures contract at March 31, 2013:

Short Position	Number of Contracts	Expiration Date	Unrealized Depreciation			Notional Value	Counterparty
Ten Year U.S. Treasury Bonds	66	June, 2013	$(76,514)	US	D	8,634,455	Citigroup Global Markets

The Emerging Market Corporate Bond Fund had the following open futures contract at March 31, 2013:

Long Position	Number of Contracts	Expiration Date	Unrealized Appreciation		Notional Value	Counterparty
Ten Year U.S. Treasury Bonds	4	June, 2013	$2,938	USD	525,000	Nomura Securities Co.

60

NOTES TO FINANCIAL STATEMENTS

The Global High Yield Bond Fund had the following open futures contract at March 31, 2013:

Short Position	Number of Contracts	Expiration Date	Unrealized Depreciation		Notional Value	Counterparty
Ten Year U.S. Treasury Bonds	10	June, 2013	$(2,632)	USD	1,317,212	Citigroup Global Markets

The Absolute Return Fund had the following open futures contracts at March 31, 2013:

Short Position	Number of Contracts	Expiration Date	Unrealized Depreciation		Notional Value	Counterparty
Five Year Euro-Bobl	13	June, 2013	$(14,356)	EUR	1,636,180	Goldman Sachs
Five Year U.S. Treasury Bonds	42	June, 2013	(11,414)	USD	5,198,883	Citigroup Global Markets
Ten Year British Bond	15	June, 2013	(77,599)	GBP	1,730,596	Goldman Sachs
Ten Year Euro-Bond	194	June, 2013	(314,730)	EUR	27,979,961	Goldman Sachs
Ten Year Euro-BTP	87	June, 2013	(86,003)	EUR	9,374,985	Goldman Sachs
Ten Year U.S. Treasury Bonds	152	June, 2013	(179,375)	USD	19,882,250	Citigroup Global Markets
Thirty Year U.S. Treasury Bonds	6	June, 2013	—	USD	945,563	Citigroup Global Markets
Two Year U.S. Treasury Bonds	5	June, 2013	78	USD	1,102,344	Citigroup Global Markets

Collateral pledged for open futures contracts is included in the cash at brokers for futures contracts shown on the Statement of Assets and Liabilities at March 31, 2013.

Options

The Funds may write (or sell) put and call options on the securities that the Funds are authorized to buy or already hold in their portfolio. The Funds may also purchase put and call options. The Global High Yield Bond Fund and Absolute Return Fund had outstanding options as of March 31, 2013.

A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying instrument at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise price at any time or at a specified time during the option period. When a Fund purchases (writes) an option, an amount equal to the premium paid (received) by a Fund is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or a Fund enters into a closing transaction), a Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid). When a Fund writes a call option, such option is “covered,” meaning that a Fund holds the underlying instrument subject to being called by the option counterparty, or cash in an amount sufficient to cover the obligation. When a Fund writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

In purchasing and writing options, a Fund bears the market risk of an unfavorable change in the price of the underlying instrument or the risk that a Fund may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in a Fund purchasing or selling a security at a price different from the current market value.

A Fund may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. Transactions in certain over-the-counter options may expose a Fund to the risk of

61

NOTES TO FINANCIAL STATEMENTS

default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter option transaction, a Fund’s maximum amount of loss is the premium paid (as purchaser) or the unrealized gain of the contract (as writer).

Forward Foreign Currency Exchange Contracts

The Funds entered into forward foreign currency contracts (“Forward”) to hedge their exposure to changes in foreign currency exchange rates on foreign portfolio holdings (foreign currency exchange risk). In addition, certain Funds may use a Forward to provide exposure to the foreign currency market. A Forward is an agreement between two parties to purchase or sell a foreign currency at a future date at a negotiated forward rate. A Forward is marked-to-market daily and the change in market value is recorded by the Funds as unrealized appreciation or depreciation until the contract settlement date. The market value of the Forward is determined using the forward rate for the remainder of the outstanding period of the contract, through the delivery date. When a Forward is closed or settled, the Funds record a realized gain or loss equal to the fluctuation in rates during the period a Forward was open.

In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract.

Details of forward contracts at period end are included in the Schedule of Portfolio Investments under the caption “Foreign currency exchange contracts.”

Swap Agreements

The Funds may enter into swap agreements, which are agreements involving two parties to exchange the return generated by a security, currency, commodity, interest rate, index, or other measures for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. The Funds entered into total return, interest rate and other swap agreements.

Interest rate swap agreements generally involve the agreement by the Funds to pay a counterparty a fixed or floating rate on a fixed notional amount and to receive a fixed or floating rate on a fixed notional amount, but may also involve the agreement to pay or receive payments derived from changes in interest rates. Periodic payments are generally made during the life of the swap agreement according to the terms and conditions of the agreement and at termination or maturity.

The Funds enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk). The Funds enter into credit default swap agreements to provide a measure of protection against the default of an issuer (as buyer of protection) and/or gain credit exposure to an issuer to which it is not otherwise exposed (as seller of protection). The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a writedown, principal or interest shortfall or default of all or individual underlying securities included in the index occurs. As a buyer, if an underlying credit event occurs, the Funds will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or

62

NOTES TO FINANCIAL STATEMENTS

underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

Total return swap agreements involve the commitments to pay or receive an amount generally determined by reference to a security, index or other measure in exchange for a specific market linked return, based on notional amounts. To the extent that the total return of the security, index or other measure underlying the transaction exceeds or falls short of the offsetting interest rate-based obligation, the Funds receive or make a payment to the counterparty. Interim payments and payments received or made by a Fund at the expiration or other termination of the swap agreements are recorded in the Statements of Operations as realized gains or losses, respectively. Swap agreements are marked-to-market daily based on dealer-supplied valuations, and changes in value, including the periodic amounts of interest to be paid or received on swaps, are recorded as unrealized appreciation/(depreciation). Risks may exceed amounts recognized on the Statements of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Schedule of Portfolio Investments under the caption “Interest Rate Swaps”, “Credit Default Swaps” and “Total Return Swaps”.

Fair Values of Derivative Instruments as of March 31, 2013 are as follows*:

Fair Values of Derivative Financial Instruments as of March 31, 2013
Statement of Assets and Liabilities Location
Asset Derivatives
		Emerging Market Select Bond Fund	Emerging Market Corporate Bond Fund	Global High Yield Bond Fund	Global Convertible Bond Fund	Absolute Return Fund
Credit contracts	Credit default swaps at value	$—	$9,282	$49,673	$—	$2,222,928

Equity contracts	Investments, at value (put options purchased)	—	—	12,598	—	17,277

Foreign currency exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	399,178	2,246	53,138	28,622	670,293

Interest rate contracts	Total return swaps at value	1,259,039	—	—	—	—

Interest rate contracts	Unrealized appreciation on futures contracts	—	2,938	—	—	78

Interest rate contracts	Unrealized appreciation on interest rate swaps contracts	286	—	—	—	69,244

Total		$1,658,503	$14,466	$115,409	$28,622	$2,979,820

63

NOTES TO FINANCIAL STATEMENTS

Liability Derivatives
		Emerging Market Select Bond Fund	Emerging Market Corporate Bond Fund	Global High Yield Bond Fund	Global Convertible Bond Fund	Absolute Return Fund
Credit contracts	Credit default swaps at value	$—	$—	$—	$—	$1,825,851

Foreign currency exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts	516,576	1,214	21,542	20,434	210,810

Interest rate contracts	Unrealized depreciation on futures contracts	76,514	—	2,632	—	683,477

Interest rate contracts	Unrealized depreciation on interest rate swaps contracts	85,579	—	—	—	—

Total		$678,669	$1,214	$24,174	$20,434	$2,720,138

The effect of Derivative Instruments on the Statement of Operations during the period ended March 31, 2013 is as follows:

Derivative Instruments Categorized by Risk Exposure	Emerging Market Select Bond Fund	Emerging Market Corporate Bond Fund	Global High Yield Bond Fund	Global Convertible Bond Fund	Absolute Return Fund
Net realized Gain (Loss) From:
Credit Risk:
Credit default swaps	$—	$—	$22,264	$—	$(34,320)
Interest Rate Risk:
Financial futures contracts	(15,011)	(2,054)	(4)	—	(632,259)
Interest rate swaps	10,661	—	—	—	—
Foreign currency exchange risk:
Forward foreign currency exchange contracts	1,044,837	1,035	(1,082)	119,624	1,199,286
Purchased options	1,212	—	—	—	—

	$1,041,699	$(1,019)	$21,178	$119,624	$532,707

Net Change in Unrealized Appreciation /Depreciation From:
Equity Risk:
Put options purchased	$—	$—	$(623)	$—	$(80,968)
Credit Risk:
Credit default swaps	—	2,349	(7,844)	—	32,450
Interest Rate Risk:
Financial futures contracts	(43,920)	2,938	(2,632)	—	(683,399)
Interest rate swaps	(79,290)	—	—	—	69,244
Foreign currency exchange risk:
Forward foreign currency exchange contracts	32,268	1,032	230,693	73,048	459,483

	$(90,942)	$6,319	$219,594	$73,048	$(203,190)

* For open derivative instruments as of March 31, 2013, see the preceding tables on the Schedule of Portfolio Investments for credit contracts, foreign currency exchange contracts and interest rate contracts and the preceding section for financial futures contracts.

64

NOTES TO FINANCIAL STATEMENTS

For the period ended March 31, 2013, the average volume of derivative activities are as follows:

	Emerging Market Select Bond Fund	Emerging Market Corporate Bond Fund	Global High Yield Bond Fund	Global Convertible Bond Fund	Absolute Return Fund
Futures short position (contracts)	37	2	5	—	325
Forward foreign currency exchange contracts purchased (U.S. dollar amounts)	$40,689,092	$313,097	$7,434,426	$5,268,024	$56,202,913
Forward foreign currency exchange contracts sold (U.S. dollar amounts)	80,576,074	—	12,154	—	3,151,112
Purchased options (Cost $)	3,106	—	6,611	—	49,123
Written Options (Premium received $)	3,712	—	—	—	—
Interest rate swaps (Notional Amount in U.S. Dollars)	14,552,233	—	—	—	8,676,149
Credit default swaps (Notional Amount in U.S. Dollars)	—	200,000	860,615	—	48,256,228
Total return swaps (Notional Amount in U.S. Dollars)	1,110,279	—	—	—	—

Credit Enhancement

Certain obligations held by the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements and third party insurance (i.e., AMBAC and MBIA).

Offering Costs

Upon commencement of operations, offering costs associated with the establishment of the Funds were incurred by the Funds. Offering costs are amortized and included in expenses over a 12-month period beginning with the commencement of operations and are included in the Statement of Operations.

Fair Value Measurements:

Various input levels are used in determining the fair value of investments which are as follows:

— Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

— Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Observable inputs may include quoted prices for similar securities, interest rates, spreads, prepayment speeds, etc.

— Level 3 - Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Inputs used in determining fair value of an investment may include, but are not limited to, price information, volatility statistics, credit and market data, and other factors, all of which may be either observable or unobservable. Inputs can vary among investments and will be impacted by the investment type and volume of activity for the particular security or similar securities in the market. Investments in the Level 3 category are generally supported by transactions and quoted prices from dealers participating in the market for those investments. Investments may be included in the Level 3 category due to a lack of market activity or transparency. Internal valuation models may also be used as a pricing source for Level 3 investments. Internal valuation models may rely on one or more unobservable inputs, such as estimated cash flows, financial statement analysis and discount rates.

65

NOTES TO FINANCIAL STATEMENTS

The summary of inputs used to determine the fair value of the Funds’ investments as of March 31, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Emerging Market Select Bond Fund Assets:
Investments in Securities
Corporate Bonds(a)	$—	$12,040,315	$—	$12,040,315
Foreign Government Bonds(a)	—	121,473,210	—	121,473,210
Investment Company(a)	49,152,790	—	—	49,152,790
Other Financial Instruments*
Interest rate contracts	—	286	—	286
Foreign currency exchange contracts	—	399,178	—	399,178
Total return swaps	—	1,259,039	—	1,259,039

Total Assets	$49,152,790	$135,172,028	$—	$184,324,818

Liabilities:
Other Financial Instruments*
Interest rate contracts	$(76,514)	$(85,579)	$—	$(162,093)
Foreign currency exchange contracts	—	(516,576)	—	(516,576)

Total Liabilities	$(76,514)	$(602,155)	$—	$(678,669)

Emerging Market Corporate Bond Fund Assets:
Investments in Securities
Corporate Bonds(a)	$—	$17,334,564	$—	$17,334,564
Investment Company(a)	1,319,780	—	—	1,319,780
Other Financial Instruments*
Credit contracts	—	9,282	—	9,282
Interest rate contracts	2,938	—	—	2,938
Foreign currency exchange contracts	—	2,246	—	2,246

Total Assets	$1,322,718	$17,346,092	$—	$18,668,810

Liabilities:
Other Financial Instruments*
Foreign currency exchange contracts	$—	$(1,214)	$—	$(1,214)

Total Liabilities	$—	$(1,214)	$—	$(1,214)

Global High Yield Bond Fund Assets:
Investments in Securities
Bank Loans(a)	$—	$3,304,279	$—	$3,304,279
Corporate Bonds(a)	—	24,483,024	—	24,483,024
Investment Company(a)	1,120,702	—	—	1,120,702
Put Options Purchased(a)	—	12,598	—	12,598
Other Financial Instruments*
Credit contracts	—	49,673	—	49,673
Foreign currency exchange contracts	—	53,138	—	53,138

Total Assets	$1,120,702	$27,902,712	$—	$29,023,414

66

NOTES TO FINANCIAL STATEMENTS

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Global High Yield Bond Fund (cont.) Liabilities:
Other Financial Instruments*
Interest rate contracts	$(2,632)	$—	$—	$(2,632)
Foreign currency exchange contracts	—	(21,542)	—	(21,542)

Total Liabilities	$(2,632)	$(21,542)	$—	$(24,174)

Global Convertible Bond Fund Assets:
Investments in Securities
Corporate Bonds(a)	$—	$17,276,137	$—	$17,276,137
Investment Company(a)	1,007,226	—	—	1,007,226
Other Financial Instruments*
Foreign currency exchange contracts	—	28,622	—	28,622

Total Assets	$1,007,226	$17,304,759	$—	$18,311,985

Liabilities:
Other Financial Instruments*
Foreign currency exchange contracts	$—	$(20,434)	$—	$(20,434)

Total Liabilities	$—	$(20,434)	$—	$(20,434)

Absolute Return Fund Assets:
Investments in Securities
Corporate Bonds(a)	$—	$51,583,183	$—	$51,583,183
Foreign Government Bonds(a)	—	53,022,207	—	53,022,207
Investment Company(a)	190,204,424	—	—	190,204,424
Put Options Purchased(a)	—	17,277	—	17,277
Other Financial Instruments*
Interest rate contracts	78	69,244	—	69,322
Foreign currency exchange contracts	—	670,293	—	670,293
Credit contracts	—	2,222,928	—	2,222,928

Total Assets	$190,204,502	$107,585,132	$—	$297,789,634

Liabilities:
Other Financial Instruments*
Interest rate contracts	$(683,477)	$—	$—	$(683,477)
Credit contracts	—	(1,825,851)	—	(1,825,851)
Foreign currency exchange contracts	—	(210,810)	—	(210,810)

Total Liabilities	$(683,477)	$(2,036,661)	$—	$(2,720,138)

(a) The breakdown of the Fund’s investments by country is disclosed in the Schedules of Portfolio Investments.

*Other financial instruments are instruments not reflected in the Schedule of Portfolio Investments, such as futures contracts, options, swaps and foreign currency exchange contracts which are valued at value.

During the period ended March 31, 2013, the Funds recognized no transfers to/from Level 1 or Level 2. The Fund’s policy is to recognize transfers to/from Level 1, Level 2 and Level 3 at the end of the year utilizing fair value at the beginning of the year.

67

NOTES TO FINANCIAL STATEMENTS

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of US GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards (“IFRS”). ASU 2011-11 requires entities to: disclose both gross and net information about both instruments and transactions eligible for offset in the financial statements; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. At this time, management is evaluating the implications of ASU 2011-11 and its impact on the Funds’ financial statement disclosures.

Investment Transactions and Income:

Investment transactions are recorded on one business day after trade date, except on the last day of each fiscal quarter end, when they are recorded on trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are calculated based on the cost of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount using the effective yield method.

Expense, Investment Income and Gain/Loss Allocation:

Each Fund pays the expenses that are directly related to its operations, such as custodian fees or advisory fees. Expenses incurred by the Trust, such as trustee or legal fees, are allocated among each of the Funds either proportionately based upon each Fund’s relative net assets or using another reasonable basis such as equally across all Funds, depending on the nature of the expense.

Distributions to Shareholders:

Each Fund pays out any income that it receives, less expenses, in the form of dividends and capital gains to its shareholders. Income dividends are declared daily and paid monthly. Dividends will also be paid at any time during the month upon total redemption of shares in an account. Capital gain distributions are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from GAAP. These “book/tax” differences may be either temporary or permanent in nature. To the extent these differences are determined, as of the end of the tax year, to be permanent (e.g., expiring capital loss carryforward), they are reclassified within a Fund’s capital accounts based on their federal tax basis treatment.

3. Agreements and Other Transactions with Affiliates

The Trust has entered into investment advisory agreements with RBC GAM (US) under which RBC GAM (US) manages each Fund’s assets and furnishes related office facilities, equipment, research and personnel. The agreements require each Fund to pay RBC GAM (US) a monthly fee based upon average daily net assets. Under the terms of the advisory contracts, RBC GAM (US) is entitled to receive fees based on a percentage of the average daily net assets of each of the Funds as follows:

Annual Rate
Emerging Market Select Bond Fund	0.80%
Emerging Market Corporate Bond Fund	0.95%
Global High Yield Bond Fund	0.75%
Global Convertible Bond Fund	0.80%
Absolute Return Fund	0.75%

68

NOTES TO FINANCIAL STATEMENTS

RBC GAM (US) has contractually agreed to waive fees and/or make payments in order to keep total operating expenses of the Funds to the following levels.

Annual Rate
Emerging Market Select Bond Fund	1.00%
Emerging Market Corporate Bond Fund	1.15%
Global High Yield Bond Fund	0.95%
Global Convertible Bond Fund	1.00%
Absolute Return Fund	0.95%

This expense limitation agreement is in place until January 31, 2014 and shall continue for additional one-year terms unless terminated by either party at any time. Each Fund will carry forward, for a period not to exceed 3 years from the end of the fiscal year in which a waiver or reimbursement is made by RBC GAM (US), any expenses in excess of the expense limitation and repay RBC GAM (US) such amounts, provided the Fund is able to effect such repayment and remain in compliance with the expense limitation. At March 31, 2013, the amounts subject to possible recoupment under the expense limitation agreement are $346,029, $403,532, $388,902, $384,141 and $45,074 for the Emerging Market Select Bond Fund, Emerging Market Corporate Bond Fund, Global High Yield Bond Fund, Global Convertible Bond Fund and Absolute Return Fund, respectively.

The Funds are sub-advised by BlueBay, which is a wholly-owned subsidiary of Royal Bank of Canada, which is a parent company of the Advisor. The Sub-Advisor is paid by the Advisor out of the advisory fee paid by the Funds to the Advisor.

RBC GAM (US) serves as co-administrator to the Funds. BNY Mellon serves as co-administrator and fund accounting agent. Services provided under the administrative services contract include providing day-to-day administration of matters related to the Funds, maintenance of their records and the preparation of reports. Under the terms of the administrative services contract, RBC GAM (US) does not receive a fee for its role as co-administrator. BNY Mellon receives a fee for its services payable by the Funds based on the Funds’ average net assets. BNY Mellon’s fee is included with “Accounting fees” in the Statements of Operations.

Certain Officers and Trustees of the Trust are affiliated with the Advisor or the Co-Administrator. Such Officers and Trustees receive no compensation from the Funds for serving in their respective roles.

The Trust currently pays each of the independent Trustees (Trustees of the Trust who are not directors, officers or employees of the advisor, administrator or distributor) an annual retainer of $32,500. The Board Chairperson and Audit Committee Chairperson each receive an additional retainer of $2,500 annually, and all other trustees serving as Chair of a Board committee each receive an additional retainer of $1,000 annually. In addition, Independent Trustees receive a quarterly meeting fee of $5,500 for each in-person Board meeting attended, a meeting fee of $1,000 for each telephonic or Special Board meeting attended, a $1,500 fee for each Board committee meeting attended, and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings.

4. Securities Transactions

The cost of securities purchased and proceeds from securities sold (excluding securities maturing less than one year from acquisition) for the six months ended March 31, 2013 for all funds except Absolute Return Fund, which is for the period from November 30, 2012 (commencement of operations) to March 31, 2013, were as follows:

	Purchases	Sales
Emerging Market Select Bond Fund	$158,081,148	$106,062,222
Emerging Market Corporate Bond Fund	18,927,687	18,802,443
Global High Yield Bond Fund	18,508,330	11,163,724
Global Convertible Bond Fund	5,641,664	5,861,760
Absolute Return Fund	684,720,927	577,297,323

69

NOTES TO FINANCIAL STATEMENTS

5. Federal Income Taxes

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund.

As of March 31, 2013, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund were as follows:

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Emerging Market Select Bond Fund	$183,063,528	$2,365,995	$(2,763,208)	$(397,213)
Emerging Market Corporate Bond Fund	18,342,277	543,755	(231,688)	312,067
Global High Yield Bond Fund	28,160,121	1,011,808	(251,326)	760,482
Global Convertible Bond Fund	17,375,596	1,280,468	(372,701)	907,767
Absolute Return Fund	297,172,715	860,278	(3,205,902)	(2,345,624)

The tax character of distributions during the period ended September 30, 2012 were as follows:

	Distributions Paid From
	Ordinary Income	Total Distributions Paid
Emerging Market Select Bond Fund	$1,359,107	$1,359,107
Emerging Market Corporate Bond Fund	582,599	582,599
Global High Yield Bond Fund	1,081,674	1,081,674
Global Convertible Bond Fund	350,590	350,590

The tax basis of components of accumulated earnings/(losses) and tax character of distributions are determined at fiscal year end, and will be included in the Annual Report dated September 30, 2013.

Management has analyzed the Fund’s tax positions taken or expected to be taken on federal income tax returns for all open tax years (for the period ended September 30, 2012), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Emerging Market Corporate Bond Fund and Global High Yield Bond Fund deferred long-term qualified late-year capital losses of $4,583 and $2,870, respectively, which will be treated as arising on the first business day of the fiscal year ending September 30, 2013.

6. Market Timing

The Trust strongly discourages attempts at market timing by Fund shareholders. Each Fund charges a redemption fee of 2% of the value of the shares redeemed or exchanged within 30 days of purchase, in addition to limiting the number of exchanges that may be made between Funds to five (5) per calendar year. When assessed, the redemption fee is deducted from the redemption proceeds and retained by the Fund, not by the Advisor. This redemption fee is not charged in cases where, for example, the redemption results from an automatic reinvestment or asset re-allocation not specifically directed by the shareholder. The Trust also reserves the right to reject any Fund purchase order made by persons deemed to be market timers. The Funds’ prospectus contains a full description of the Trust’s policies on market timing and/or excessive trading. The redemption fee is recorded as a credit to capital and is included in the capital transactions on the Statement of Changes in Net Assets.

70

NOTES TO FINANCIAL STATEMENTS

During the period ended March 31, 2013, redemption fees were collected by the Emerging Market Select Bond Fund in the amount of $54, there were no redemption fees collected by the other Funds. Redemption fees collected by the Funds are included in the cost of shares redeemed on the Statement of Changes in Net Assets.

7. Commitments

Global High Yield Bond Fund may invest in floating rate loan interests. In connection with these investments, Global High Yield Bond may also enter into bridge loan commitments (“commitments”). Bridge loan commitments may obligate Global High Yield Bond to furnish temporary financing to a borrower until permanent financing can be arranged. As of March 31, 2013, Global High Yield Bond had no outstanding bridge loan commitments. In connection with these commitments, Global High Yield Bond earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period.

8. Line of Credit

Each Fund, except Absolute Return Fund, is a participant in a single committed, unsecured $4,000,000 line of credit with Bank of New York Mellon, the Funds’ custodian, to be used only for liquidity and other purposes. Interest is charged on borrowings made under this line of credit at the higher of (a) the Federal Funds Effective Rate plus 1.25% per annum, and (b) the Overnight Eurodollar Rate plus 1.25% per annum. A commitment fee of 0.12% per annum of the available line of credit is charged, of which each Fund, except Absolute Return Fund, shall pay its pro rata share based on the ratio of its individual net assets to the aggregate net assets of the Funds, except Absolute Return Fund, at the time the fee is due and payable. Accrued and unpaid commitment fees shall be payable on the last business day of each calendar quarter. An upfront fee equal to 0.02% of the commitment amount was paid by the Funds, except Absolute Return Fund, upon the effectiveness of the line of credit. Since each of the Funds, except Absolute Return Fund, participates in the line of credit, there is no assurance that an individual fund will have access to all or any part of the $4,000,000 at any particular time. There were no loans outstanding pursuant to this line of credit at March 31, 2013. During the period ended March 31, 2013, the Funds did not utilize this line of credit.

9. Subsequent Events

Management has evaluated the impact of subsequent events of the Funds and has determined that there are no subsequent events that require recognition or disclosure in the financial statements.

71

SHARE CLASS INFORMATION (UNAUDITED)

The Funds offer Class I shares.

Class I

This share class is intended for investors meeting certain minimum investment thresholds. This share class does not have an up-front sales charge (load) or a 12b-1 service and distribution fee.

72

SUPPLEMENTAL INFORMATION (UNAUDITED)

Shareholder Expense Examples

As a shareholder of the RBC Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the RBC Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2012 through March 31, 2013 for all Funds except Absolute Return Fund, which is for the entire period from November 30, 2012 (commencement of operations) through March 31, 2013.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

		Beginning Account Value 10/1/2012	Ending Account Value 3/31/2013	Expenses Paid During Period* 10/1/12-3/31/13	Annualized Expense Ratio During Period 10/1/12-3/31/13

Emerging Market Select Bond Fund	Class I	$1,000.00	$1,014.70	$5.02	1.00%

Emerging Market Corporate Bond Fund	Class I	1,000.00	1,042.10	5.85	1.15%

Global High Yield Bond Fund	Class I	1,000.00	1,054.00	4.86	0.95%

Global Convertible Bond Fund	Class I	1,000.00	1,082.20	5.19	1.00%

		Beginning Account Value 11/30/2012	Ending Account Value 3/31/2013	Expenses Paid During Period** 11/30/12-3/31/13	Annualized Expense Ratio During Period 11/30/12-3/31/13
Absolute Return Fund	Class I	$1,000.00	$1,005.60	$3.11	0.95%

*Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 182/365 (to reflect one half year period).

**Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 119/365 (to reflect period since inception).

73

SUPPLEMENTAL INFORMATION (UNAUDITED)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each RBC Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value 10/1/2012	Ending Account Value 3/31/2013	Expenses Paid During Period* 10/1/12-3/31/13	Annualized Expense Ratio During Period 10/1/12-3/31/13

Emerging Market Select Bond Fund	Class I	$1,000.00	$1,019.95	$5.04	1.00%

Emerging Market Corporate Bond Fund	Class I	1,000.00	1,019.20	5.79	1.15%

Global High Yield Bond Fund	Class I	1,000.00	1,020.19	4.78	0.95%

Global Convertible Bond Fund	Class I	1,000.00	1,019.95	5.04	1.00%

		Beginning Account Value 11/30/2012	Ending Account Value 3/31/2013	Expenses Paid During Period** 11/30/12-3/31/13	Annualized Expense Ratio During Period 11/30/12-3/31/13
Absolute Return Fund	Class I	$1,000.00	$1,013.20	$3.12	0.95%

*Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 182/365 (to reflect one half year period).

**Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 119/365 (to reflect period since inception).

74

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (UNAUDITED)

Information Regarding the Approval of Investment Advisory and Sub-Advisory Agreements

This section provides information regarding the approval of the Investment Advisory Agreement and Sub-Advisory Agreement (together, the “Advisory Agreements”) for the RBC BlueBay Absolute Return Fund (the “Fund”), which commenced operations on November 30, 2012. RBC Global Asset Management (U.S.) Inc. (the “Advisor”) serves as investment advisor for the Fund and BlueBay Asset Management LLP (“BlueBay”) serves as the Fund’s sub-advisor.

At a meeting on September 25, 2012, the Trustees considered approval of the Advisory Agreements for the Fund. The Trustees met with representatives from the Advisor’s senior management team, as well as senior investment professionals from BlueBay responsible for managing the Fund, to discuss the information provided and the Advisor’s and BlueBay’s management of the Fund.

In addition to considering the information presented in connection with the September 25, 2012 meeting, the Trustees also considered the information regarding the capabilities of the Advisor and BlueBay presented in connection with a Special Meeting on September 13, 2012, related to the proposed renewals of other agreements with the Advisor and BlueBay, and considered information provided at regular quarterly Board and Committee meetings throughout the year. In connection with their deliberations, the independent Trustees were advised by their independent legal counsel with regard to the information and materials considered, the Trustees’ responsibilities with regard to the information and materials, and the Trustees’ responsibilities under relevant laws and regulations.

As part of their review of the Advisory Agreements, the Trustees requested and considered information regarding the advisory services to be performed by the Advisor and BlueBay for the Fund, the staffing and qualifications of the personnel responsible for operating and managing the Fund, the relevant experience of BlueBay, and the performance record of BlueBay in managing assets according to a similar investment strategy. The Trustees focused their consideration of the Advisory Agreements mainly on reviewing the nature, quality, and extent of the services to be provided under the Advisory Agreements and, with respect to BlueBay, its experiences managing a portfolio of securities similar to those to be held by the Fund.

The Trustees also reviewed information regarding the anticipated expense structure of the Fund and considered fees and expenses of a competitor peer group, as well as the Advisor’s contractual agreement to subsidize Fund expenses at competitive levels. The Trustees recognized that the fee and expense structure was attractive when viewed within the market for products focused on absolute return strategies, with many such products operating in hedge fund structures with high fees and limited liquidity for investors. No contractual advisory fee breakpoints were established initially, however, the Trustees determined to evaluate fee and expense levels and breakpoints going forward as profitability and economies of scale information for the Fund is developed over time. The Trustees concluded that, taking the comparative information into account, the Fund’s advisory and sub-advisory fees proposed to be payable to the Advisor and BlueBay, respectively, were fair and reasonable in light of the level and quality of the services provided under all of the circumstances and were within the range of what might have been negotiated at arms’ length.

Based upon their review, the Trustees determined that they were satisfied with the nature, extent and quality of the services provided by both the Advisor and BlueBay and it is in the interest of the Fund and its shareholders for the Trustees to approve both the Investment Advisory Agreement and the Sub-Advisory Agreement for the Fund. In arriving at their collective decision to approve the Advisory Agreements, the Trustees did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of itself.

75

This Page Intentionally Left Blank

76

RBC Funds

P.O. Box 701

Milwaukee, WI 53201-0701

800-422-2766

www.rbcgam.us

Performance data represents past performance and does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

This report and the financial statements contained herein are provided for the information of RBC Funds shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, charges and expenses of the funds. Please read the prospectus carefully before investing.

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. There is no assurance that certain securities will remain in or out of each fund’s portfolio. The views expressed in this report reflect those of the portfolio managers through the period ended March 31, 2013.

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

RBC Global Asset Management, Inc. serves as investment advisor for the RBC Funds. RBC Funds are distributed by Quasar Distributors LLC.

The RBC Funds are pleased to offer shareholder reports printed entirely on Forest

Stewardship Council certified paper. FSC® certification ensures that the paper used in this report contains fiber from well-managed and responsibly harvested forests that meet strict environmental and socioeconomic standards.

RBCF-BB SAR 03-13

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.
(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RBC Funds Trust

By (Signature and Title)*	/s/ Kathleen A. Gorman
Kathleen A. Gorman, President and Chief Executive Officer
(principal executive officer)

Date	5/29/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kathleen A. Gorman
Kathleen A. Gorman, President and Chief Executive Officer
(principal executive officer)

Date	5/29/13

By (Signature and Title)*	/s/ Kathleen A. Hegna
Kathleen A. Hegna, Chief Financial Officer
(principal financial officer)

Date	5/29/13

* Print the name and title of each signing officer under his or her signature.